UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

Multi-Asset Income Fund
Investor Class (AMJVX)
I Class (AMJIX)
Y Class (AMJYX)
A Class (AMJAX)
C Class (AMJCX)
R Class (AMJWX)
R5 Class (AMJGX)
R6 Class (AMJRX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Types of Investments in Portfolio	% of net assets
Mutual Funds	43.0%
Common Stocks	28.4%
Preferred Stocks	10.9%
Corporate Bonds	2.8%
Collateralized Mortgage Obligations	2.4%
Convertible Bonds	2.0%
Convertible Preferred Stocks	1.9%
Asset-Backed Securities	1.4%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Collateralized Loan Obligations	0.7%
Temporary Cash Investments	4.2%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.60	$3.34	0.67%
I Class	$1,000	$997.50	$2.34	0.47%
Y Class	$1,000	$998.30	$1.59	0.32%
A Class	$1,000	$995.40	$4.58	0.92%
C Class	$1,000	$991.70	$8.29	1.67%
R Class	$1,000	$994.20	$5.82	1.17%
R5 Class	$1,000	$997.50	$2.34	0.47%
R6 Class	$1,000	$998.30	$1.59	0.32%
Hypothetical
Investor Class	$1,000	$1,021.59	$3.38	0.67%
I Class	$1,000	$1,022.59	$2.37	0.47%
Y Class	$1,000	$1,023.34	$1.61	0.32%
A Class	$1,000	$1,020.34	$4.63	0.92%
C Class	$1,000	$1,016.60	$8.40	1.67%
R Class	$1,000	$1,019.10	$5.89	1.17%
R5 Class	$1,000	$1,022.59	$2.37	0.47%
R6 Class	$1,000	$1,023.34	$1.61	0.32%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
MUTUAL FUNDS(1) — 43.0%
Emerging Markets Debt Fund R6 Class	673,283	$6,699,162
International Value Fund R6 Class	701,553	5,984,250
NT High Income Fund G Class	1,084,366	10,594,259
Utilities Fund Investor Class	33,527	556,547
TOTAL MUTUAL FUNDS (Cost $23,583,149)		23,834,218
COMMON STOCKS — 28.4%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	285	33,379
Auto Components†
Hyundai Mobis Co. Ltd.	114	23,002
Automobiles — 0.1%
Geely Automobile Holdings Ltd.	2,000	5,623
Guangzhou Automobile Group Co. Ltd., H Shares	6,000	10,136
Honda Motor Co. Ltd. ADR	221	7,019
Hyundai Motor Co.	35	4,502
Hyundai Motor Co. Preference Shares	118	9,781
Kia Motors Corp.	153	4,414
		41,475
Banks — 1.8%
Agricultural Bank of China Ltd., H Shares	75,000	38,533
Banco Bradesco SA Preference Shares	5,940	46,692
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	2,200	14,234
Bank Negara Indonesia Persero Tbk PT	33,400	20,309
Bank of China Ltd., H Shares	55,000	28,557
Bank of Communications Co. Ltd., H Shares	13,000	10,277
Bank of the Philippine Islands	11,520	20,888
Bank Rakyat Indonesia Persero Tbk PT	42,500	9,394
Bank Tabungan Negara Persero Tbk PT	48,700	10,669
Barclays Africa Group Ltd.	2,337	29,653
China CITIC Bank Corp. Ltd., H Shares	26,000	17,631
China Construction Bank Corp., H Shares	124,000	124,896
Chongqing Rural Commercial Bank Co. Ltd., H Shares	14,000	9,303
CIMB Group Holdings Bhd	11,900	17,460
Commerce Bancshares, Inc.	188	12,141
Grupo Financiero Banorte SAB de CV	5,000	26,488
Hana Financial Group, Inc.	521	20,050
Hong Leong Financial Group Bhd	5,000	23,713
Industrial & Commercial Bank of China Ltd., H Shares	87,000	71,573
Itau Unibanco Holding SA ADR	1,900	21,945
JPMorgan Chase & Co.	656	70,199

6

	Shares/ Principal Amount	Value
KB Financial Group, Inc.	594	$28,572
Malayan Banking Bhd	13,400	32,389
Nedbank Group Ltd.	1,336	28,695
PNC Financial Services Group, Inc. (The)	756	108,418
Public Bank Bhd	2,100	12,569
Standard Bank Group Ltd.	2,546	41,448
SunTrust Banks, Inc.	767	51,780
U.S. Bancorp	285	14,247
Wells Fargo & Co.	502	27,103
		989,826
Beverages — 0.2%
Coca-Cola Femsa SAB de CV ADR	400	23,384
PepsiCo, Inc.	742	74,385
		97,769
Capital Markets — 0.9%
AllianceBernstein Holding LP	561	15,904
Bank of New York Mellon Corp. (The)	1,038	56,830
BlackRock, Inc.	9	4,808
Blackstone Group LP (The)	10,849	346,409
China Huarong Asset Management Co. Ltd., H Shares	57,000	19,090
Invesco Ltd.	509	13,906
Investec Ltd.	3,258	23,587
Northern Trust Corp.	153	15,686
		496,220
Chemicals — 0.4%
Air Products & Chemicals, Inc.	54	8,716
DowDuPont, Inc.	397	25,452
Formosa Chemicals & Fibre Corp.	10,000	38,227
Formosa Plastics Corp.	11,000	39,339
Hanwha Chemical Corp.	362	8,646
Kumho Petrochemical Co. Ltd.	126	12,227
Lotte Chemical Corp.	76	25,944
OCI Co. Ltd.	137	16,737
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	40,000	29,467
		204,755
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	1,482	99,932
Waste Management, Inc.	306	25,309
		125,241
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,111	47,451
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., H Shares	5,500	33,642
China National Building Material Co. Ltd., H Shares	16,000	18,149
		51,791
Containers and Packaging — 0.1%
Bemis Co., Inc.	1,114	47,122

7

	Shares/ Principal Amount	Value
International Paper Co.	70	$3,745
		50,867
Distributors†
Genuine Parts Co.	171	15,525
Diversified Consumer Services†
New Oriental Education & Technology Group, Inc. ADR	100	9,947
TAL Education Group ADR(2)	200	8,492
		18,439
Diversified Financial Services†
RMB Holdings Ltd.	901	5,136
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,506	48,674
Verizon Communications, Inc.	1,148	54,725
		103,399
Electric Utilities — 0.7%
Edison International	1,454	90,381
Enel Chile SA	204,540	22,133
Enersis Americas SA ADR	1,400	13,552
Eversource Energy	1,756	100,232
Interconexion Electrica SA ESP	1,222	5,936
PGE Polska Grupa Energetyczna SA(2)	7,063	18,876
Pinnacle West Capital Corp.	1,264	100,627
Xcel Energy, Inc.	1,502	68,371
		420,108
Electrical Equipment — 0.1%
ABB Ltd. ADR	342	7,777
Eaton Corp. plc	231	17,690
Emerson Electric Co.	509	36,058
		61,525
Electronic Equipment, Instruments and Components — 0.1%
AU Optronics Corp.	66,000	28,861
Hon Hai Precision Industry Co. Ltd.	10,000	28,567
		57,428
Energy Equipment and Services — 0.1%
Schlumberger Ltd.	1,236	84,876
Equity Real Estate Investment Trusts (REITs) — 9.9%
Agree Realty Corp.	3,435	181,849
American Tower Corp.	254	35,146
Americold Realty Trust	9,705	199,923
Boston Properties, Inc.	33	4,018
Chesapeake Lodging Trust	11,468	369,614
Community Healthcare Trust, Inc.	12,728	352,566
DDR Corp.	16,031	243,511
Fortress REIT Ltd., A Shares	19,395	25,558
Gaming and Leisure Properties, Inc.	5,746	201,685
HCP, Inc.	12,147	291,164
Invesco Office J-Reit, Inc.	1,487	201,755

8

	Shares/ Principal Amount	Value
Iron Mountain, Inc.	9,641	$320,949
Japan Hotel REIT Investment Corp.	299	222,552
Klepierre SA	4,101	160,521
NorthStar Realty Europe Corp.	12,676	177,591
Park Hotels & Resorts, Inc.	11,878	382,709
Pebblebrook Hotel Trust	5,611	229,041
PotlatchDeltic Corp.	4,205	212,352
Prologis Property Mexico SA de CV	120,000	210,282
Public Storage	84	17,794
QTS Realty Trust, Inc., Class A	8,179	308,594
Sabra Health Care REIT, Inc.	18,489	383,277
Spirit MTA REIT(2)	15	136
Spirit Realty Capital, Inc.(2)(7)	45,853	366,824
STORE Capital Corp.	13,137	352,072
Weyerhaeuser Co.	1,703	63,573
		5,515,056
Food and Staples Retailing — 0.1%
President Chain Store Corp.	3,000	30,713
Walmart, Inc.	545	44,984
		75,697
Food Products — 0.1%
Mondelez International, Inc., Class A	324	12,723
Tingyi Cayman Islands Holding Corp.	14,000	31,295
Uni-President Enterprises Corp.	13,000	31,641
		75,659
Gas Utilities — 0.6%
Atmos Energy Corp.	1,220	108,836
ONE Gas, Inc.	1,574	118,129
Spire, Inc.	1,489	106,091
		333,056
Health Care Equipment and Supplies — 0.2%
Medtronic plc	1,015	87,615
Siemens Healthineers AG(2)	159	6,321
		93,936
Health Care Providers and Services — 0.1%
Cardinal Health, Inc.	95	4,949
Quest Diagnostics, Inc.	282	30,041
		34,990
Hotels, Restaurants and Leisure — 0.1%
Genting Bhd	6,100	13,451
McDonald's Corp.	141	22,562
		36,013
Household Durables — 0.1%
LG Electronics, Inc.	259	22,165
Whirlpool Corp.	67	9,698
		31,863

9

	Shares/ Principal Amount	Value
Household Products — 0.3%
Kimberly-Clark Corp.	96	$9,682
Procter & Gamble Co. (The)	2,303	168,510
		178,192
Independent Power and Renewable Electricity Producers†
Huaneng Renewables Corp. Ltd., H Shares	64,000	27,354
Industrial Conglomerates — 0.3%
3M Co.	511	100,785
DMCI Holdings, Inc.	51,200	10,513
Hanwha Corp.	592	19,713
LG Corp.	280	19,028
Smiths Group plc	272	6,367
		156,406
Insurance — 0.7%
Allstate Corp. (The)	371	34,681
China Life Insurance Co. Ltd., H Shares	2,000	5,551
Chubb Ltd.	442	57,765
DB Insurance Co. Ltd.	288	15,617
Hyundai Marine & Fire Insurance Co. Ltd.	602	18,995
Marsh & McLennan Cos., Inc.	915	73,539
MetLife, Inc.	162	7,450
MMI Holdings Ltd.	7,989	11,729
People's Insurance Co. Group of China Ltd. (The), H Shares	21,000	9,870
PICC Property & Casualty Co. Ltd., H Shares	8,000	14,064
Ping An Insurance Group Co. of China Ltd., H Shares	8,000	77,846
Powszechny Zaklad Ubezpieczen SA	2,509	24,608
Shin Kong Financial Holding Co. Ltd.	76,000	30,285
Sul America SA	2,300	12,048
		394,048
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd. ADR(2)	80	15,841
Tencent Holdings Ltd.	400	20,163
		36,004
IT Services — 0.1%
Automatic Data Processing, Inc.	408	53,048
Infosys Ltd. ADR	700	12,733
International Business Machines Corp.	26	3,674
Paychex, Inc.	146	9,575
		79,030
Machinery — 0.1%
Weichai Power Co. Ltd., H Shares	24,000	32,023
Media†
Time Warner, Inc.	100	9,416
Metals and Mining — 0.3%
Anglo American Platinum Ltd.	645	17,074
Industrias Penoles SAB de CV	320	5,423
Jastrzebska Spolka Weglowa SA(2)	904	20,365

10

	Shares/ Principal Amount	Value
Kumba Iron Ore Ltd.	721	$16,390
POSCO	63	19,852
Vale SA ADR	5,400	73,440
Vedanta Resources plc	3,409	32,017
		184,561
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Blackstone Mortgage Trust, Inc., Class A	14,714	464,815
New Residential Investment Corp.	25,727	459,999
Starwood Property Trust, Inc.	21,588	468,675
		1,393,489
Multi-Utilities — 0.3%
Ameren Corp.	1,148	67,950
NorthWestern Corp.	1,038	56,550
WEC Energy Group, Inc.	807	50,962
		175,462
Oil, Gas and Consumable Fuels — 5.2%
Adaro Energy Tbk PT	108,900	14,713
Antero Midstream Partners LP	6,436	194,689
BP Midstream Partners LP	8,438	180,320
Chevron Corp.	765	95,090
China Petroleum & Chemical Corp., H Shares	60,000	58,528
China Shenhua Energy Co. Ltd., H Shares	12,000	31,300
CNOOC Ltd.	10,000	16,945
Ecopetrol SA ADR	1,300	27,937
Enterprise Products Partners LP	17,464	504,710
EQT GP Holdings LP	4,548	112,699
EQT Midstream Partners LP	2,325	129,805
Exxon Mobil Corp.	53	4,306
Formosa Petrochemical Corp.	5,000	20,199
Gazprom PJSC ADR	924	4,183
Grupa Lotos SA	635	9,362
GS Holdings Corp.	176	9,502
Hess Midstream Partners LP	5,484	114,945
LUKOIL PJSC ADR	662	44,070
MOL Hungarian Oil & Gas plc	2,230	21,011
MPLX LP	4,396	157,860
Noble Midstream Partners LP	3,369	173,739
Occidental Petroleum Corp.	238	20,040
Petroleo Brasileiro SA ADR	6,040	61,608
Petronas Dagangan Bhd	2,000	12,553
Phillips 66 Partners LP	4,140	216,522
Plains All American Pipeline LP	7,307	171,715
Polski Koncern Naftowy Orlen SA	911	20,047
Reliance Industries Ltd. GDR	739	19,593
Royal Dutch Shell plc, Class A ADR	437	30,406
Shell Midstream Partners LP	10,475	234,535
SK Innovation Co. Ltd.	168	32,041

11

	Shares/ Principal Amount	Value
TOTAL SA ADR	1,766	$107,108
Transneft PJSC Preference Shares	4	10,921
Tupras Turkiye Petrol Rafinerileri AS	99	2,320
Yanzhou Coal Mining Co. Ltd., H Shares	8,000	11,431
		2,876,753
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	33	22,425
Unilever NV	432	24,093
		46,518
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	398	20,943
Johnson & Johnson	1,290	154,310
Merck & Co., Inc.	744	44,290
Pfizer, Inc.	2,094	75,237
Roche Holding AG ADR	1,136	30,456
		325,236
Real Estate Investment Trusts (REITs)†
Growthpoint Properties Ltd.	5,159	11,019
Real Estate Management and Development — 0.2%
Agile Group Holdings Ltd.	6,000	11,346
China Evergrande Group(2)	3,000	8,704
China Resources Land Ltd.	4,000	14,655
China Vanke Co. Ltd., H Shares	4,800	17,071
Country Garden Holdings Co. Ltd.	13,000	25,262
Shimao Property Holdings Ltd.	1,500	4,400
Sino-Ocean Group Holding Ltd.	21,500	14,454
		95,892
Road and Rail — 0.1%
Norfolk Southern Corp.	204	30,937
Semiconductors and Semiconductor Equipment — 0.3%
Applied Materials, Inc.	482	24,476
Intel Corp.	176	9,715
Macronix International(2)	14,000	22,920
Maxim Integrated Products, Inc.	980	57,477
Phison Electronics Corp.	1,000	9,163
SK Hynix, Inc.	353	30,432
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	520	20,124
		174,307
Software — 0.1%
Microsoft Corp.	111	10,971
Oracle Corp. (New York)	1,051	49,103
		60,074
Technology Hardware, Storage and Peripherals — 0.3%
Catcher Technology Co. Ltd.	2,000	23,148
Samsung Electronics Co. Ltd.	2,450	115,006
Samsung Electronics Co. Ltd. Preference Shares	250	9,375
		147,529

12

	Shares/ Principal Amount	Value
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,910	$51,377
Transportation Infrastructure†
Grupo Aeroportuario del Pacifico SAB de CV ADR	100	8,515
Water Utilities†
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,500	17,175
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Series L ADR	1,160	17,991
China Mobile Ltd.	5,000	44,823
Far EasTone Telecommunications Co. Ltd.	12,000	30,591
SK Telecom Co. Ltd.	110	22,632
Taiwan Mobile Co. Ltd.	8,000	29,335
		145,372
TOTAL COMMON STOCKS (Cost $14,715,266)		15,781,171
PREFERRED STOCKS — 10.9%
Banks — 6.8%
Bank of America Corp., 5.20%	33,000	32,467
Bank of America Corp., 5.875%	12,000	11,880
Bank of America Corp., 6.50%	667,000	708,687
Citigroup, Inc., 5.90%	33,000	33,578
Citigroup, Inc., 5.95%	730,000	742,775
JPMorgan Chase & Co., 5.15%	75,000	74,250
PNC Capital Trust C, 2.87%	232,000	219,277
SunTrust Banks, Inc., 5.125%	289,000	275,121
U.S. Bancorp, 5.30%	267,000	266,599
U.S. Bancorp, 6.50%	18,100	506,076
Wells Fargo & Co., 5.89%	438,000	443,913
Wells Fargo & Co., 8.00%	17,391	445,905
		3,760,528
Capital Markets — 1.4%
Charles Schwab Corp. (The), 5.00%	287,000	274,444
Goldman Sachs Group, Inc. (The), 5.30%	537,000	528,945
		803,389
Electric Utilities — 0.2%
Pacific Gas & Electric Co., 4.50%	4,796	92,181
Equity Real Estate Investment Trusts (REITs) — 1.0%
DDR Corp., 6.25%	500	11,115
Kimco Realty Corp., 5.625%	530	12,290
Public Storage, 5.40%	17,314	438,910
Public Storage, 6.375%	4,212	109,428
		571,743
Gas Utilities — 0.6%
Plains All American Pipeline LP, 6.125%	369,000	354,240
Industrial Conglomerates — 0.1%
General Electric Co., 5.00%	35,000	34,624

13

		Shares/ Principal Amount	Value
Multi-Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., 5.25%		10,119	$250,850
SCE Trust II, 5.10%		8,370	197,616
			448,466
TOTAL PREFERRED STOCKS (Cost $6,155,492)			6,065,171
CORPORATE BONDS — 2.8%
Automobiles — 0.2%
Daimler Finance North America LLC, 2.00%, 8/3/18(3)		$10,000	9,993
Ford Motor Co., 4.35%, 12/8/26		45,000	44,515
General Motors Financial Co., Inc., 5.25%, 3/1/26		35,000	36,658
			91,166
Banks — 0.2%
Capital One Financial Corp., 3.75%, 7/28/26		40,000	37,473
Citigroup, Inc., 4.00%, 8/5/24		35,000	34,772
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	24,229
			96,474
Beverages — 0.1%
Constellation Brands, Inc., 4.75%, 12/1/25		35,000	36,511
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		25,000	24,394
Celgene Corp., 5.00%, 8/15/45		25,000	24,840
			49,234
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		35,000	35,505
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 4.00%, 7/23/25		40,000	40,182
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		39,000	39,952
Energy Equipment and Services†
Ensco plc, 8.00%, 1/31/24		11,000	11,027
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26		25,000	23,248
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		35,000	33,049
Crown Castle International Corp., 5.25%, 1/15/23		20,000	21,063
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	32,375
			109,735
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,143
Gas Utilities — 0.3%
Enbridge, Inc., 4.50%, 6/10/44		$25,000	23,913
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		35,000	39,710
MPLX LP, 4.875%, 12/1/24		22,000	22,953
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		30,000	28,297
Williams Cos., Inc. (The), 3.70%, 1/15/23		35,000	34,217
			149,090

14

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies†
Abbott Laboratories, 3.75%, 11/30/26	$25,000	$24,722
Health Care Providers and Services — 0.1%
DaVita, Inc., 5.125%, 7/15/24	35,000	34,191
Express Scripts Holding Co., 4.50%, 2/25/26	25,000	25,130
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,242
		84,563
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)	35,000	36,312
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	45,000	47,752
		84,064
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25	35,000	33,994
M.D.C. Holdings, Inc., 5.50%, 1/15/24	35,000	35,656
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	25,875
		95,525
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	25,000	25,234
Liberty Mutual Group, Inc., VRN, 5.03%, 6/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(3)	25,000	24,813
		50,047
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(3)	50,000	48,292
Internet Software and Services†
Akamai Technologies, Inc., 0.125%, 5/1/25(3)	9,000	9,169
Media — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	25,000	32,686
Comcast Corp., 4.75%, 3/1/44	25,000	24,891
CSC Holdings LLC, 6.75%, 11/15/21	15,000	15,877
Discovery Communications LLC, 3.95%, 3/20/28	30,000	28,375
DISH DBS Corp., 5.125%, 5/1/20	35,000	34,781
Time Warner, Inc., 3.80%, 2/15/27	35,000	33,881
Viacom, Inc., 3.125%, 6/15/22	50,000	48,929
		219,420
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.00%, 12/15/26	35,000	34,695
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21	15,000	15,262
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	26,041
Exelon Corp., 4.45%, 4/15/46	25,000	24,825
		50,866
Oil, Gas and Consumable Fuels — 0.1%
Newfield Exploration Co., 5.75%, 1/30/22	35,000	36,837
Petrobras Global Finance BV, 5.30%, 1/27/25(3)	14,000	13,160
		49,997

15

	Shares/ Principal Amount	Value
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	$25,000	$23,167
Pharmaceuticals†
Allergan Funding SCS, 3.85%, 6/15/24	25,000	24,559
Specialty Retail — 0.1%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	35,000	33,075
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	23,592
TOTAL CORPORATE BONDS (Cost $1,590,646)		1,544,034
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.63%, 6/1/18(5)	17,747	17,999
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 6/1/18(5)	3,913	3,834
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the H15T1Y plus 2.25%	49,386	49,760
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.63%, 6/1/18(5)	1,479	1,430
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,660	4,810
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.47%, 6/1/18(5)	20,182	20,045
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.58%, 6/1/18(5)	7,566	7,670
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.09%, 4/1/19, resets annually off the H15T1Y plus 2.15%	26,945	27,331
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 6/1/18(5)	8,282	8,337
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.67%, 6/1/18(5)	25,333	25,885
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 6/1/18(5)	14,401	14,588
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.72%, 6/1/18(5)	10,470	10,531
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.92%, 6/1/18(5)	6,743	6,757
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.63%, 6/1/18(5)	5,118	4,993
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 6/1/18(5)	252	259
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.67%, 6/1/18(5)	24,225	24,972
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 6/1/18(3)(5)	60,938	61,740
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.69%, 6/25/18(5)	25,505	24,918
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 6/1/18(5)	10,417	10,274
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.33%, 6/1/18(5)	4,844	4,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 6/1/18(5)	10,990	11,398

16

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 6/1/18(5)	$12,289	$12,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	76,958	77,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	16,780	16,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.96%, 6/1/18(5)	4,089	4,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.34%, 6/1/18(5)	4,487	4,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	12,169	12,111
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	19,726	19,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	11,396	11,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	76,587	77,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 6/1/18(5)	6,190	6,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.95%, 6/1/18(5)	3,629	3,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.92%, 6/1/18(5)	23,102	23,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.94%, 6/1/18(5)	43,757	44,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.78%, 6/1/18(5)	23,498	23,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 6/1/18(5)	13,585	13,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 6/1/18(5)	30,711	30,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.71%, 6/1/18(5)	35,051	32,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	18,895	18,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	9,475	9,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	8,194	8,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	16,736	16,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	29,589	29,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	46,850	46,758
		885,550
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.21%, 6/25/18, resets monthly off the 1-month LIBOR plus 3.25%	50,000	56,459
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.16%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.20%	46,772	47,341
FNMA, Series 2014-C02, Class 1M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	20,000	21,228
FNMA, Series 2016-C03, Class 2M2, VRN, 7.86%, 6/25/18, resets monthly off the 1-month LIBOR plus 5.90%	5,000	5,884

17

	Shares/ Principal Amount	Value
FNMA, Series 2016-C04, Class 1M1, VRN, 3.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.45%	$14,412	$14,519
FNMA, Series 2016-C04, Class 1M2, VRN, 6.21%, 6/25/18, resets monthly off the 1-month LIBOR plus 4.25%	10,000	11,352
FNMA, Series 2016-C05, Class 2M1, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	20,453	20,547
FNMA, Series 2017-C05, Class 1M2, VRN, 4.16%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.20%	100,000	101,759
FNMA, Series 2017-C06, Class 1M1, VRN, 2.71%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.75%	34,310	34,374
FNMA, Series 2017-C06, Class 2M2, VRN, 4.76%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.80%	100,000	103,799
FNMA, Series 2017-C07, Class 1M2, VRN, 4.36%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.40%	50,000	51,509
		468,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,329,426)		1,354,321
CONVERTIBLE BONDS — 2.0%
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc., 1.125%, 10/15/24(3)	196,000	187,376
Wells Fargo Bank, N.A., (convertible into United Parcel Service, Inc.), 5.95%, 10/3/18(3)(6)	920	99,723
		287,099
Construction Materials — 0.3%
Canadian Imperial Bank of Commerce, (convertible into Martin Marietta Materials, Inc.), 4.10%, 11/7/18(3)(6)	47	9,794
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 10.19%, 8/14/18(3)(6)	49	10,760
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.90%, 8/23/18(3)(6)	120	26,894
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 7.95%, 9/7/18(3)(6)	293	62,353
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.70%, 9/14/18(3)(6)	61	13,113
Merrill Lynch International & Co. C.V., (convertible into Martin Marietta Materials, Inc.), 9.30%, 8/15/18(3)(6)	105	22,599
		145,513
Energy Equipment and Services — 0.1%
Goldman Sachs International, (convertible into Schlumberger Ltd.), 4.35%, 7/10/18(3)(6)	557	40,164
Food and Staples Retailing — 0.1%
UBS AG, (convertible into Walmart, Inc.), 2.15%, 11/23/18(3)(6)	826	68,649
Food Products†
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.30%, 7/12/18(3)(6)	505	19,715
Health Care Providers and Services†
Royal Bank of Canada, (convertible into Cigna Corp.), 1.60%, 9/13/18(3)(6)	39	6,746
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	45,000	48,735
Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 1.625%, 2/15/27	205,000	261,637

18

	Shares/ Principal Amount	Value
Teradyne, Inc., 1.25%, 12/15/23(3)	$43,000	$57,746
		319,383
Specialty Retail — 0.3%
Goldman Sachs International, (convertible into Lowe’s Cos., Inc.), 7.26%, 9/5/18(3)(6)	872	81,527
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 16.00%, 7/12/18(3)(6)	659	23,137
Merrill Lynch International & Co. C.V., (convertible into Lowe’s Cos., Inc.), 4.10%, 11/15/18(3)(6)	525	45,977
		150,641
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24(3)	17,000	17,633
TOTAL CONVERTIBLE BONDS (Cost $1,049,837)		1,104,278
CONVERTIBLE PREFERRED STOCKS — 1.9%
Banks — 0.7%
Bank of America Corp., 7.25%	290	367,140
Wells Fargo & Co., 7.50%	6	7,542
		374,682
Equity Real Estate Investment Trusts (REITs) — 0.5%
Welltower, Inc., 6.50%	5,178	300,117
Machinery — 0.7%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	3,352	356,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,012,159)		1,031,619
ASSET-BACKED SECURITIES(4) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(3)	$33,333	33,294
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	10,000	9,995
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	24,967
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	37,705	36,927
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	18,852	18,407
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.17%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	24,494	24,699
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	24,215	24,054
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(3)	50,000	49,588
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	37,500	37,452
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(3)	20,000	19,986
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	4,490	4,462
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	32,113	31,528
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	7,224	7,118

19

	Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.79%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.85%(3)	$24,886	$25,006
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.09%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.15%(3)	25,000	25,222
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.19%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	25,000	25,245
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 6/20/18(3)(5)	4,759	4,741
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	30,512	29,970
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	44,065	42,888
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.34%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	14,985	15,065
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,920	24,204
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	24,338
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	4,782	4,756
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	4,676	4,640
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	10,469	10,371
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	12,746	12,706
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	3,402	3,362
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	9,000	8,683
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 6/1/18(3)(5)	100,000	97,572
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, VRN, 2.42%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.50%(3)	50,000	50,196
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	27,970	27,562
TOTAL ASSET-BACKED SECURITIES (Cost $766,560)		759,004
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	24,593
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	50,000	49,544
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 6/1/18(5)	25,000	26,093
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/18(5)	10,000	10,247
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/18(5)	35,000	36,393
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 6/1/18(5)	15,000	15,292

20

	Shares/ Principal Amount	Value
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 6/1/18(5)	$25,000	$24,619
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	24,556
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	24,862
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	25,000	24,952
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	24,911
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 6/1/18(5)	25,000	24,800
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.62%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	50,000	50,226
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	14,786
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/18(5)	25,000	24,962
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	23,705
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 6/1/18(3)(5)	10,000	9,410
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/18(5)	25,000	25,270
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	19,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class B, VRN, 4.95%, 6/1/18(5)	25,000	26,298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	24,018
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	23,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	25,000	24,377
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	50,000	48,353
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	24,182
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $673,023)		649,950
EXCHANGE-TRADED FUNDS — 1.0%
Alerian MLP ETF	17,603	182,191
iShares MSCI Emerging Markets ETF	820	37,466
iShares MSCI India ETF	6,220	209,303
iShares MSCI Thailand ETF	800	75,248
iShares Russell 1000 Value ETF	360	43,578
TOTAL EXCHANGE-TRADED FUNDS (Cost $549,864)		547,786
COLLATERALIZED LOAN OBLIGATIONS(4) — 0.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	$25,000	24,951
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	50,000	49,935

21

	Shares/ Principal Amount	Value
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	$25,000	$24,987
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	25,000	25,019
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	50,000	49,925
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	50,000	49,549
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(3)(7)	50,000	50,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(3)	35,000	35,089
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)	50,000	49,882
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 7/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	50,000	49,658
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $410,000)		408,995
TEMPORARY CASH INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,265,977	2,265,977
U.S. Treasury Bills, 1.86%, 8/2/18(8)(9)	$50,000	49,842
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,315,820)		2,315,819
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $54,151,242)		55,396,366
OTHER ASSETS AND LIABILITIES — 0.1%		73,755
TOTAL NET ASSETS — 100.0%		$55,470,121

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	313,849	USD	245,417	UBS AG	6/13/18	$(8,058)
AUD	2,397	USD	1,854	UBS AG	6/13/18	(42)
AUD	3,917	USD	3,020	UBS AG	6/13/18	(57)
AUD	1,384	USD	1,061	UBS AG	6/13/18	(15)
USD	3,768	AUD	4,824	UBS AG	6/13/18	119
USD	1,354	AUD	1,746	UBS AG	6/13/18	34
USD	244,510	AUD	314,977	UBS AG	6/13/18	6,298
BRL	453,199	USD	136,707	Goldman Sachs & Co.	6/13/18	(15,118)
USD	138,691	BRL	453,199	Goldman Sachs & Co.	6/13/18	17,101
CAD	224,190	USD	173,356	JPMorgan Chase Bank N.A.	6/13/18	(402)
CAD	2,253	USD	1,723	JPMorgan Chase Bank N.A.	6/13/18	15
CAD	219,995	USD	174,836	JPMorgan Chase Bank N.A.	6/13/18	(5,118)
CAD	3,686	USD	2,880	JPMorgan Chase Bank N.A.	6/13/18	(37)
CAD	3,781	USD	2,951	JPMorgan Chase Bank N.A.	6/13/18	(34)

22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,566	USD	3,556	JPMorgan Chase Bank N.A.	6/13/18	$(33)
CAD	3,529	USD	2,740	JPMorgan Chase Bank N.A.	6/13/18	(18)
CAD	5,580	USD	4,371	JPMorgan Chase Bank N.A.	6/13/18	(67)
CAD	4,748	USD	3,695	JPMorgan Chase Bank N.A.	6/13/18	(32)
CAD	3,793	USD	2,940	JPMorgan Chase Bank N.A.	6/13/18	(14)
CAD	6,745	USD	5,232	JPMorgan Chase Bank N.A.	6/13/18	(28)
CAD	14,589	USD	11,232	JPMorgan Chase Bank N.A.	6/13/18	23
USD	1,462	CAD	1,886	JPMorgan Chase Bank N.A.	6/13/18	7
USD	542	CAD	698	JPMorgan Chase Bank N.A.	6/13/18	4
USD	1,683	CAD	2,151	JPMorgan Chase Bank N.A.	6/13/18	24
USD	1,357	CAD	1,712	JPMorgan Chase Bank N.A.	6/13/18	37
USD	4,171	CAD	5,255	JPMorgan Chase Bank N.A.	6/13/18	117
USD	174,757	CAD	223,049	JPMorgan Chase Bank N.A.	6/13/18	2,683
CHF	200,505	USD	203,627	UBS AG	6/13/18	(46)
CHF	976	USD	1,042	Credit Suisse AG	6/29/18	(50)
CHF	923	USD	968	Credit Suisse AG	6/29/18	(30)
CHF	3,259	USD	3,312	Credit Suisse AG	6/29/18	2
CHF	2,375	USD	2,382	Credit Suisse AG	6/29/18	32
CHF	4,479	USD	4,492	Credit Suisse AG	6/29/18	63
CHF	801	USD	811	Credit Suisse AG	6/29/18	3
CHF	1,456	USD	1,473	Morgan Stanley	6/29/18	8
USD	189,972	CHF	177,700	UBS AG	6/13/18	9,547
USD	3,930	CHF	3,704	UBS AG	6/13/18	169
USD	834	CHF	785	UBS AG	6/13/18	37
USD	562	CHF	533	UBS AG	6/13/18	21
USD	5,666	CHF	5,597	UBS AG	6/13/18	(17)
USD	5,815	CHF	5,756	UBS AG	6/13/18	(29)
USD	210,753	CHF	208,296	UBS AG	6/13/18	(738)
USD	1,729	CHF	1,681	UBS AG	6/13/18	22
USD	2,325	CHF	2,280	UBS AG	6/13/18	10
USD	3,740	CHF	3,722	UBS AG	6/13/18	(39)
USD	6,078	CHF	6,087	UBS AG	6/13/18	(102)
USD	3,896	CHF	3,875	UBS AG	6/13/18	(38)
USD	42,047	CHF	39,768	Credit Suisse AG	6/29/18	1,608
USD	1,276	CHF	1,211	Credit Suisse AG	6/29/18	44
USD	4,694	CHF	4,535	Credit Suisse AG	6/29/18	82
USD	1,499	CHF	1,460	Credit Suisse AG	6/29/18	15
USD	1,849	CHF	1,846	Credit Suisse AG	6/29/18	(28)
CLP	53,740,956	USD	87,086	Goldman Sachs & Co.	6/13/18	(1,789)
CLP	1,607,254	USD	2,565	Goldman Sachs & Co.	6/13/18	(14)
CLP	2,290,297	USD	3,609	Goldman Sachs & Co.	6/13/18	26
CLP	2,538,247	USD	4,061	Goldman Sachs & Co.	6/13/18	(33)
CLP	3,397,755	USD	5,402	Goldman Sachs & Co.	6/13/18	(9)
USD	100,833	CLP	63,574,509	Goldman Sachs & Co.	6/13/18	(72)
EUR	41,288	USD	51,570	JPMorgan Chase Bank N.A.	6/13/18	(3,272)
EUR	4,965	USD	6,156	UBS AG	6/29/18	(341)

23

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,679	USD	5,869	UBS AG	6/29/18	$(388)
EUR	17,640	USD	21,907	UBS AG	6/29/18	(1,245)
EUR	4,169	USD	5,068	UBS AG	6/29/18	(185)
EUR	7,303	USD	8,877	UBS AG	6/29/18	(322)
EUR	2,855	USD	3,355	UBS AG	6/29/18	(11)
EUR	69,422	USD	81,153	UBS AG	6/29/18	163
EUR	2,625	USD	3,035	UBS AG	6/29/18	40
EUR	13,364	USD	15,640	UBS AG	6/29/18	14
USD	51,545	EUR	41,288	JPMorgan Chase Bank N.A.	6/13/18	3,247
USD	121,407	EUR	98,186	UBS AG	6/29/18	6,399
USD	235,674	EUR	190,597	UBS AG	6/29/18	12,422
USD	48,497	EUR	38,841	UBS AG	6/29/18	3,002
USD	9,260	EUR	7,479	UBS AG	6/29/18	500
USD	3,620	EUR	2,941	UBS AG	6/29/18	175
USD	4,836	EUR	4,095	UBS AG	6/29/18	40
USD	9,563	EUR	7,684	UBS AG	6/29/18	562
USD	7,589	EUR	6,119	UBS AG	6/29/18	422
USD	6,513	EUR	5,398	UBS AG	6/29/18	190
USD	3,130	EUR	2,608	UBS AG	6/29/18	76
GBP	1,596	USD	2,281	Morgan Stanley	6/29/18	(156)
GBP	3,945	USD	5,504	Morgan Stanley	6/29/18	(253)
GBP	939	USD	1,297	Morgan Stanley	6/29/18	(46)
GBP	182	USD	248	Morgan Stanley	6/29/18	(5)
GBP	1,099	USD	1,486	Morgan Stanley	6/29/18	(23)
GBP	803	USD	1,071	Morgan Stanley	6/29/18	(2)
USD	14,774	GBP	10,597	Credit Suisse AG	6/13/18	681
USD	41,416	GBP	29,294	Morgan Stanley	6/29/18	2,425
USD	2,039	GBP	1,438	Morgan Stanley	6/29/18	126
USD	832	GBP	616	Morgan Stanley	6/29/18	12
USD	1,367	GBP	968	Morgan Stanley	6/29/18	78
USD	1,304	GBP	930	Morgan Stanley	6/29/18	66
HUF	330,008	USD	1,320	JPMorgan Chase Bank N.A.	6/13/18	(113)
HUF	888,637	USD	3,538	JPMorgan Chase Bank N.A.	6/13/18	(288)
HUF	652,419	USD	2,601	JPMorgan Chase Bank N.A.	6/13/18	(215)
HUF	796,162	USD	3,178	JPMorgan Chase Bank N.A.	6/13/18	(266)
HUF	902,689	USD	3,435	JPMorgan Chase Bank N.A.	6/13/18	(134)
HUF	1,173,138	USD	4,465	JPMorgan Chase Bank N.A.	6/13/18	(175)
HUF	36,808,590	USD	135,458	JPMorgan Chase Bank N.A.	6/13/18	(843)
HUF	31,659,617	USD	115,793	JPMorgan Chase Bank N.A.	6/13/18	(9)
HUF	49,740,185	USD	182,018	JPMorgan Chase Bank N.A.	6/13/18	(110)
USD	354,256	HUF	88,804,915	JPMorgan Chase Bank N.A.	6/13/18	29,482
USD	44,225	HUF	11,070,743	JPMorgan Chase Bank N.A.	6/13/18	3,737
USD	3,971	HUF	999,907	JPMorgan Chase Bank N.A.	6/13/18	314
USD	3,802	HUF	958,548	JPMorgan Chase Bank N.A.	6/13/18	296
USD	4,892	HUF	1,323,734	JPMorgan Chase Bank N.A.	6/13/18	51
USD	4,355	HUF	1,184,386	JPMorgan Chase Bank N.A.	6/13/18	23
24

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,891	HUF	3,513,335	JPMorgan Chase Bank N.A.	6/13/18	$43
USD	17,325	HUF	4,717,429	JPMorgan Chase Bank N.A.	6/13/18	72
USD	3,374	HUF	856,763	JPMorgan Chase Bank N.A.	6/13/18	240
USD	5,086	HUF	1,295,493	JPMorgan Chase Bank N.A.	6/13/18	349
USD	3,196	HUF	819,251	JPMorgan Chase Bank N.A.	6/13/18	200
USD	1,822	HUF	471,851	JPMorgan Chase Bank N.A.	6/13/18	97
USD	7,572	HUF	1,985,284	JPMorgan Chase Bank N.A.	6/13/18	312
USD	2,467	HUF	645,705	JPMorgan Chase Bank N.A.	6/13/18	106
USD	174,739	HUF	45,757,058	JPMorgan Chase Bank N.A.	6/13/18	7,397
USD	3,982	HUF	1,056,033	JPMorgan Chase Bank N.A.	6/13/18	120
USD	4,599	HUF	1,217,602	JPMorgan Chase Bank N.A.	6/13/18	146
USD	10,330	HUF	2,729,807	JPMorgan Chase Bank N.A.	6/13/18	347
USD	3,648	HUF	958,671	JPMorgan Chase Bank N.A.	6/13/18	141
USD	14,073	HUF	3,699,450	JPMorgan Chase Bank N.A.	6/13/18	543
USD	8,201	HUF	2,195,022	JPMorgan Chase Bank N.A.	6/13/18	173
USD	7,469	HUF	2,008,274	JPMorgan Chase Bank N.A.	6/13/18	125
IDR	4,777,455,812	USD	344,247	Goldman Sachs & Co.	6/20/18	(1,582)
IDR	52,754,565	USD	3,824	Goldman Sachs & Co.	6/20/18	(40)
IDR	4,691,630	USD	339	Goldman Sachs & Co.	6/20/18	(3)
IDR	40,990,185	USD	2,931	Goldman Sachs & Co.	6/20/18	9
IDR	55,663,545	USD	3,893	Goldman Sachs & Co.	6/20/18	100
IDR	87,489,274	USD	6,179	Goldman Sachs & Co.	6/20/18	97
IDR	52,979,778	USD	3,744	Goldman Sachs & Co.	6/20/18	56
IDR	76,141,163	USD	5,406	Goldman Sachs & Co.	6/20/18	55
USD	1,530	IDR	21,362,295	Goldman Sachs & Co.	6/20/18	(2)
USD	2,110	IDR	29,151,563	Goldman Sachs & Co.	6/20/18	19
USD	1,443	IDR	19,920,370	Goldman Sachs & Co.	6/20/18	14
USD	356,682	IDR	5,077,731,724	Goldman Sachs & Co.	6/20/18	(7,520)
ILS	4,678	USD	1,365	Goldman Sachs & Co.	6/13/18	(52)
ILS	629,695	USD	175,991	Goldman Sachs & Co.	6/13/18	765
USD	174,793	ILS	602,092	Goldman Sachs & Co.	6/13/18	5,785
USD	2,889	ILS	10,032	Goldman Sachs & Co.	6/13/18	73
USD	577	ILS	2,023	Goldman Sachs & Co.	6/13/18	9
USD	2,853	ILS	10,163	Goldman Sachs & Co.	6/13/18	1
USD	2,783	ILS	10,063	Goldman Sachs & Co.	6/13/18	(42)
INR	11,344,750	USD	173,547	Goldman Sachs & Co.	6/13/18	(5,497)
INR	11,593,521	USD	172,741	JPMorgan Chase Bank N.A.	6/13/18	(1,006)
USD	1,408	INR	92,020	Goldman Sachs & Co.	6/13/18	45
USD	168,884	INR	11,252,730	Goldman Sachs & Co.	6/13/18	2,197
USD	171,438	INR	11,593,521	JPMorgan Chase Bank N.A.	6/13/18	(296)
JPY	40,559,399	USD	385,013	JPMorgan Chase Bank N.A.	6/13/18	(11,972)
JPY	434,261	USD	4,101	JPMorgan Chase Bank N.A.	6/13/18	(107)
JPY	103,930	USD	988	JPMorgan Chase Bank N.A.	6/13/18	(32)
JPY	447,174	USD	4,224	JPMorgan Chase Bank N.A.	6/13/18	(111)
JPY	408,413	USD	3,816	JPMorgan Chase Bank N.A.	6/13/18	(60)
JPY	289,882	USD	2,716	JPMorgan Chase Bank N.A.	6/13/18	(50)

25

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	278,218	USD	2,558	JPMorgan Chase Bank N.A.	6/13/18	$1
JPY	410,474	USD	3,741	JPMorgan Chase Bank N.A.	6/13/18	35
JPY	431,547	USD	3,960	JPMorgan Chase Bank N.A.	6/13/18	9
JPY	456,783	USD	4,179	JPMorgan Chase Bank N.A.	6/13/18	22
JPY	353,145	USD	3,208	JPMorgan Chase Bank N.A.	6/13/18	40
JPY	289,292	USD	2,612	JPMorgan Chase Bank N.A.	6/13/18	49
JPY	898,548	USD	8,250	JPMorgan Chase Bank N.A.	6/13/18	14
JPY	35,162	USD	337	Credit Suisse AG	6/29/18	(13)
JPY	41,138	USD	394	Credit Suisse AG	6/29/18	(15)
JPY	36,102	USD	341	Credit Suisse AG	6/29/18	(9)
JPY	89,814	USD	824	Credit Suisse AG	6/29/18	3
JPY	215,885	USD	1,974	Credit Suisse AG	6/29/18	14
JPY	393,163	USD	3,604	Credit Suisse AG	6/29/18	16
JPY	25,524	USD	234	Credit Suisse AG	6/29/18	1
JPY	18,199	USD	167	Credit Suisse AG	6/29/18	—
USD	2,370	JPY	250,056	JPMorgan Chase Bank N.A.	6/13/18	71
USD	2,984	JPY	315,726	JPMorgan Chase Bank N.A.	6/13/18	80
USD	1,957	JPY	204,568	JPMorgan Chase Bank N.A.	6/13/18	76
USD	941	JPY	99,561	JPMorgan Chase Bank N.A.	6/13/18	25
USD	2,778	JPY	294,802	JPMorgan Chase Bank N.A.	6/13/18	67
USD	4,357	JPY	465,261	JPMorgan Chase Bank N.A.	6/13/18	78
USD	189,916	JPY	20,306,542	JPMorgan Chase Bank N.A.	6/13/18	3,148
USD	12,891	JPY	1,361,124	Credit Suisse AG	6/29/18	357
USD	348	JPY	36,628	Credit Suisse AG	6/29/18	11
USD	436	JPY	46,140	Credit Suisse AG	6/29/18	11
USD	292	JPY	31,134	Credit Suisse AG	6/29/18	5
USD	158	JPY	17,477	Credit Suisse AG	6/29/18	(3)
USD	441	JPY	48,058	Credit Suisse AG	6/29/18	(1)
KRW	6,945,743	USD	6,488	Goldman Sachs & Co.	6/13/18	(58)
KRW	5,318,366	USD	4,996	Goldman Sachs & Co.	6/13/18	(72)
KRW	1,867,377	USD	1,773	Goldman Sachs & Co.	6/13/18	(44)
KRW	4,137,523	USD	3,933	Goldman Sachs & Co.	6/13/18	(103)
KRW	180,342,639	USD	169,106	Goldman Sachs & Co.	6/13/18	(2,157)
KRW	185,934,129	USD	174,324	Goldman Sachs & Co.	6/13/18	(2,199)
USD	351,892	KRW	376,296,060	Goldman Sachs & Co.	6/13/18	3,544
USD	3,595	KRW	3,872,232	Goldman Sachs & Co.	6/13/18	10
USD	4,076	KRW	4,377,485	Goldman Sachs & Co.	6/13/18	24
USD	110,145	KRW	119,280,984	Goldman Sachs & Co.	6/14/18	(281)
USD	5,614	KRW	6,087,616	Goldman Sachs & Co.	6/14/18	(22)
MXN	7,234,990	USD	362,878	JPMorgan Chase Bank N.A.	6/13/18	(705)
MXN	125,578	USD	6,279	JPMorgan Chase Bank N.A.	6/13/18	7
MXN	200,938	USD	10,135	JPMorgan Chase Bank N.A.	6/13/18	(77)
MXN	449,689	USD	22,774	JPMorgan Chase Bank N.A.	6/13/18	(263)
USD	400,740	MXN	8,011,195	JPMorgan Chase Bank N.A.	6/13/18	(288)
MYR	1,363,894	USD	349,492	Goldman Sachs & Co.	6/13/18	(7,738)
MYR	10,461	USD	2,670	Goldman Sachs & Co.	6/13/18	(48)

26

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	5,276	USD	1,365	Goldman Sachs & Co.	6/13/18	$(43)
MYR	16,438	USD	4,193	Goldman Sachs & Co.	6/13/18	(74)
USD	3,763	MYR	14,757	Goldman Sachs & Co.	6/13/18	65
USD	2,863	MYR	11,064	Goldman Sachs & Co.	6/13/18	91
USD	2,491	MYR	9,629	Goldman Sachs & Co.	6/13/18	79
USD	2,600	MYR	10,073	Goldman Sachs & Co.	6/13/18	76
USD	170,964	MYR	672,060	Goldman Sachs & Co.	6/13/18	2,564
USD	171,847	MYR	678,486	Goldman Sachs & Co.	6/13/18	1,837
NOK	2,708,168	USD	348,165	JPMorgan Chase Bank N.A.	6/13/18	(17,096)
NOK	33,548	USD	4,343	JPMorgan Chase Bank N.A.	6/13/18	(242)
NOK	43,712	USD	5,580	JPMorgan Chase Bank N.A.	6/13/18	(236)
NOK	40,158	USD	5,093	JPMorgan Chase Bank N.A.	6/13/18	(184)
NOK	35,202	USD	4,433	JPMorgan Chase Bank N.A.	6/13/18	(130)
NOK	59,863	USD	7,388	JPMorgan Chase Bank N.A.	6/13/18	(70)
NOK	20,195	USD	2,502	JPMorgan Chase Bank N.A.	6/13/18	(33)
NOK	80,323	USD	10,065	JPMorgan Chase Bank N.A.	6/13/18	(246)
NOK	49,376	USD	6,102	JPMorgan Chase Bank N.A.	6/13/18	(66)
NOK	33,021	USD	4,068	JPMorgan Chase Bank N.A.	6/13/18	(31)
NOK	49,472	USD	6,117	JPMorgan Chase Bank N.A.	6/13/18	(69)
NOK	85,047	USD	10,515	JPMorgan Chase Bank N.A.	6/13/18	(119)
NOK	77,963	USD	9,500	JPMorgan Chase Bank N.A.	6/13/18	31
USD	4,887	NOK	37,556	JPMorgan Chase Bank N.A.	6/13/18	296
USD	2,375	NOK	18,570	JPMorgan Chase Bank N.A.	6/13/18	105
USD	666	NOK	5,216	JPMorgan Chase Bank N.A.	6/13/18	28
USD	3,563	NOK	27,776	JPMorgan Chase Bank N.A.	6/13/18	167
USD	135,469	NOK	1,094,935	JPMorgan Chase Bank N.A.	6/13/18	1,615
USD	115,376	NOK	940,392	JPMorgan Chase Bank N.A.	6/13/18	414
USD	2,651	NOK	20,582	JPMorgan Chase Bank N.A.	6/13/18	135
NZD	4,415	USD	3,175	UBS AG	6/13/18	(85)
NZD	3,098	USD	2,257	UBS AG	6/13/18	(89)
NZD	1,015	USD	734	UBS AG	6/13/18	(24)
NZD	6,043	USD	4,392	UBS AG	6/13/18	(163)
NZD	356,724	USD	262,877	UBS AG	6/13/18	(13,248)
USD	362,893	NZD	497,816	UBS AG	6/13/18	14,531
USD	2,184	NZD	3,028	UBS AG	6/13/18	65
USD	3,729	NZD	5,164	UBS AG	6/13/18	115
USD	5,309	NZD	7,417	UBS AG	6/13/18	119
USD	4,529	NZD	6,542	UBS AG	6/13/18	(49)
USD	27,217	NZD	38,813	UBS AG	6/13/18	56
USD	3,139	NZD	4,432	UBS AG	6/13/18	38
USD	1,797	NZD	2,556	UBS AG	6/13/18	8
USD	5,233	NZD	7,540	UBS AG	6/13/18	(43)
PEN	562,396	USD	174,711	Goldman Sachs & Co.	6/13/18	(2,904)
PEN	11,235	USD	3,409	Goldman Sachs & Co.	6/13/18	23
PEN	591,877	USD	181,446	Goldman Sachs & Co.	6/13/18	(633)
PEN	21,691	USD	6,659	Goldman Sachs & Co.	6/13/18	(32)

27

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	15,080	USD	4,599	Goldman Sachs & Co.	6/13/18	$8
PEN	12,487	USD	3,793	Goldman Sachs & Co.	6/13/18	22
PEN	34,327	USD	10,497	Goldman Sachs & Co.	6/13/18	(10)
PEN	15,472	USD	4,742	Goldman Sachs & Co.	6/13/18	(15)
PEN	59,836	USD	18,282	Goldman Sachs & Co.	6/13/18	(3)
USD	572	PEN	1,849	Goldman Sachs & Co.	6/13/18	7
USD	202,038	PEN	662,833	Goldman Sachs & Co.	6/13/18	(452)
PHP	8,989,496	USD	173,744	JPMorgan Chase Bank N.A.	6/13/18	(2,896)
USD	172,535	PHP	8,989,496	JPMorgan Chase Bank N.A.	6/13/18	1,687
PLN	12,569	USD	3,708	Goldman Sachs & Co.	6/13/18	(306)
PLN	9,989	USD	2,935	Goldman Sachs & Co.	6/13/18	(231)
PLN	11,283	USD	3,331	Goldman Sachs & Co.	6/13/18	(277)
PLN	9,476	USD	2,800	Goldman Sachs & Co.	6/13/18	(235)
PLN	14,668	USD	4,356	Goldman Sachs & Co.	6/13/18	(386)
PLN	705,932	USD	189,939	Goldman Sachs & Co.	6/13/18	1,141
PLN	714,866	USD	192,575	Goldman Sachs & Co.	6/13/18	924
USD	348,819	PLN	1,183,405	Goldman Sachs & Co.	6/13/18	28,498
USD	3,386	PLN	11,525	Goldman Sachs & Co.	6/13/18	266
USD	1,890	PLN	6,471	Goldman Sachs & Co.	6/13/18	138
USD	1,178	PLN	3,985	Goldman Sachs & Co.	6/13/18	99
USD	1,976	PLN	6,762	Goldman Sachs & Co.	6/13/18	145
USD	3,282	PLN	12,058	Goldman Sachs & Co.	6/13/18	18
USD	10,518	PLN	38,626	Goldman Sachs & Co.	6/13/18	63
USD	8,346	PLN	30,667	Goldman Sachs & Co.	6/13/18	45
USD	4,030	PLN	13,787	Goldman Sachs & Co.	6/13/18	298
USD	5,055	PLN	17,368	Goldman Sachs & Co.	6/13/18	354
USD	4,086	PLN	14,170	Goldman Sachs & Co.	6/13/18	250
USD	10,593	PLN	37,895	Goldman Sachs & Co.	6/13/18	336
USD	4,956	PLN	17,773	Goldman Sachs & Co.	6/13/18	145
USD	6,194	PLN	22,099	Goldman Sachs & Co.	6/13/18	212
USD	6,295	PLN	22,353	Goldman Sachs & Co.	6/13/18	244
USD	5,655	PLN	20,477	Goldman Sachs & Co.	6/13/18	112
USD	5,321	PLN	19,362	Goldman Sachs & Co.	6/13/18	80
RUB	9,863,365	USD	172,136	Goldman Sachs & Co.	6/13/18	(14,212)
RUB	131,069	USD	2,243	Goldman Sachs & Co.	6/13/18	(144)
USD	696	RUB	40,354	Goldman Sachs & Co.	6/13/18	50
USD	164,530	RUB	9,954,080	Goldman Sachs & Co.	6/13/18	5,154
SEK	1,549,311	USD	175,611	JPMorgan Chase Bank N.A.	6/13/18	180
SEK	42,341	USD	4,863	JPMorgan Chase Bank N.A.	6/13/18	(59)
SEK	55,010	USD	6,299	JPMorgan Chase Bank N.A.	6/13/18	(58)
SEK	46,016	USD	5,264	JPMorgan Chase Bank N.A.	6/13/18	(43)
USD	189,960	SEK	1,692,678	JPMorgan Chase Bank N.A.	6/13/18	(2,097)
THB	3,885,648	USD	122,321	Goldman Sachs & Co.	6/13/18	(1,016)
USD	120,785	THB	3,771,217	Goldman Sachs & Co.	6/13/18	3,053
USD	922	THB	28,674	Goldman Sachs & Co.	6/13/18	27
USD	2,678	THB	85,757	Goldman Sachs & Co.	6/13/18	—

28

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	497,556	USD	107,892	Morgan Stanley	6/13/18	$1,487
TRY	22,768	USD	4,673	Morgan Stanley	6/13/18	332
						$56,555

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	September 2018	$100,000	$128,344	$1,201

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$300,000	$21,565	$1,363	$22,928
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$100,000	2,156	(205)	1,951
					$23,721	$1,158	$24,879

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

29

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LIBOR	-	London Interbank Offered Rate
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
EUR	-	Euro	PHP	-	Philippine Peso
FHLMC	-	Federal Home Loan Mortgage Corporation	PLN	-	Polish Zloty
FNMA	-	Federal National Mortgage Association	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	RUB	-	Russian Ruble
			SEK	-	Swedish Krona
HUF	-	Hungarian Forint	SEQ	-	Sequential Payer
IDR	-	Indonesian Rupiah	THB	-	Thai Baht
ILS	-	Israeli Shekel	TRY	-	Turkish Lira
INR	-	Indian Rupee	USD	-	United States Dollar
JPY	-	Japanese Yen	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
KRW	-	South Korean Won

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,413,132, which represented 4.4% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Equity-linked debt security. The aggregated value of these securities at the period end was $531,151, which represented 1.0% of total net assets.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $32,893.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $30,568,093)	$31,562,148
Investment securities - affiliated, at value (cost of $23,583,149)	23,834,218
Total investment securities, at value (cost of $54,151,242)	55,396,366
Cash	14,257
Foreign currency holdings, at value (cost of $13,841)	13,755
Receivable for investments sold	173,560
Receivable for capital shares sold	6,108
Receivable for variation margin on futures contracts	250
Unrealized appreciation on forward foreign currency exchange contracts	197,881
Dividends and interest receivable	246,397
56,048,574

Liabilities
Payable for investments purchased	396,219
Payable for capital shares redeemed	7,870
Payable for variation margin on swap agreements	292
Unrealized depreciation on forward foreign currency exchange contracts	141,326
Accrued management fees	28,806
Distribution and service fees payable	3,940
578,453

Net Assets	$55,470,121

Net Assets Consist of:
Capital (par value and paid-in surplus)	$54,591,454
Distributions in excess of net investment income	(180,809)
Accumulated net realized loss	(244,639)
Net unrealized appreciation	1,304,115
$55,470,121

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$42,249,986	4,234,756	$9.98
I Class, $0.01 Par Value	$3,854,973	386,299	$9.98
Y Class, $0.01 Par Value	$5,251	526	$9.98
A Class, $0.01 Par Value	$2,417,484	242,266	$9.98*
C Class, $0.01 Par Value	$3,093,773	310,202	$9.97
R Class, $0.01 Par Value	$1,939,627	194,426	$9.98
R5 Class, $0.01 Par Value	$5,244	525	$9.99
R6 Class, $0.01 Par Value	$1,903,783	190,749	$9.98
*Maximum offering price $10.59 (net asset value divided by 0.9425).

See Notes to Financial Statements.

31

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from underlying funds (including $700,831 from affiliated funds)	$901,062
Dividends (net of foreign taxes withheld of $8,977)	394,379
Interest	218,686
1,514,127

Expenses:
Management fees	248,380
Distribution and service fees:
A Class	2,890
C Class	13,945
R Class	4,826
Directors' fees and expenses	773
Other expenses	1,082
271,896
Fees waived(1)	(65,849)
206,047

Net investment income (loss)	1,308,080

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $372,420 from affiliated funds)	277,622
Forward foreign currency exchange contract transactions	826
Futures contract transactions	(10,922)
Swap agreement transactions	5,451
Foreign currency translation transactions	(2,666)
Capital gain distributions received from underlying funds (including $22,318 from affiliated funds)	67,261
337,572

Change in net unrealized appreciation (depreciation) on:
Investments (including $(1,277,965) from affiliated funds)	(1,893,917)
Forward foreign currency exchange contracts	55,957
Futures contracts	2,195
Swap agreements	(1,704)
Translation of assets and liabilities in foreign currencies	(174)
(1,837,643)

Net realized and unrealized gain (loss)	(1,500,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(191,991)

(1)	Amount consists of $51,476, $4,005, $6, $2,688, $3,215, $2,245, $6 and $2,208 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$1,308,080	$2,371,402
Net realized gain (loss)	337,572	605,427
Change in net unrealized appreciation (depreciation)	(1,837,643)	2,932,818
Net increase (decrease) in net assets resulting from operations	(191,991)	5,909,647

Distributions to Shareholders
From net investment income:
Investor Class	(1,132,305)	(2,149,271)
I Class	(93,480)	(95,222)
Y Class	(144)	(143)
A Class	(57,083)	(107,508)
C Class	(56,596)	(72,496)
R Class	(45,179)	(78,177)
R5 Class	(140)	(138)
R6 Class	(52,266)	(92,225)
From net realized gains:
Investor Class	(59,245)	—
I Class	(4,387)	—
Y Class	(7)	—
A Class	(3,057)	—
C Class	(3,195)	—
R Class	(2,575)	—
R5 Class	(7)	—
R6 Class	(2,539)	—
Decrease in net assets from distributions	(1,512,205)	(2,595,180)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(461,819)	1,667,409

Net increase (decrease) in net assets	(2,166,015)	4,981,876

Net Assets
Beginning of period	57,636,136	52,654,260
End of period	$55,470,121	$57,636,136

Distributions in excess of net investment income	$(180,809)	$(51,696)

See Notes to Financial Statements.

33

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds (collectively, the underlying funds) to an unlimited extent. The fund will assume the risks associated with the underlying funds. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The
A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

34

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

35

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds. ACIM owns 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. Effective April 20, 2018, the investment advisor agreed to waive an additional 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

36

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.90%	0.67%
I Class	0.70%	0.47%
Y Class	0.55%	0.32%
A Class	0.90%	0.67%
C Class	0.90%	0.67%
R Class	0.90%	0.67%
R5 Class	0.70%	0.47%
R6 Class	0.55%	0.32%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $63,521,761, of which $257,311 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $63,905,970, of which $258,181 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	604,219	$6,147,374	1,184,007	$11,926,804
Issued in reinvestment of distributions	110,284	1,114,158	205,337	2,057,631
Redeemed	(1,045,525)	(10,645,646)	(1,293,026)	(13,045,080)
	(331,022)	(3,384,114)	96,318	939,355
I Class/Shares Authorized	45,000,000		45,000,000
Sold	174,209	1,772,046	42,054	431,975
Issued in reinvestment of distributions	9,697	97,867	9,486	95,222
Redeemed	(16,736)	(167,648)	(13,581)	(139,012)
	167,170	1,702,265	37,959	388,185
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	–—	–—	497	5,000
Issued in reinvestment of distributions	15	151	14	143
	15	151	511	5,143
A Class/Shares Authorized	45,000,000		45,000,000
Sold	27,464	279,775	75,183	764,923
Issued in reinvestment of distributions	5,865	59,276	10,740	107,508
Redeemed	(4,890)	(48,678)	(119,789)	(1,218,980)
	28,439	290,373	(33,866)	(346,549)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	90,206	910,751	40,433	413,870
Issued in reinvestment of distributions	5,923	59,791	7,240	72,496
Redeemed	(14,495)	(145,050)	(1,316)	(13,258)
	81,634	825,492	46,357	473,108
R Class/Shares Authorized	50,000,000		50,000,000
Sold	2,301	23,183	3,445	35,079
Issued in reinvestment of distributions	4,726	47,754	7,804	78,177
Redeemed	(2,133)	(21,875)	(246)	(2,452)
	4,894	49,062	11,003	110,804
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	–—	–—	497	5,000
Issued in reinvestment of distributions	14	147	14	138
	14	147	511	5,138
R6 Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	5,424	54,805	9,192	92,225
Net increase (decrease)	(43,432)	$(461,819)	167,985	$1,667,409

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class and R5 Class.

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$4,893	$2,790	$690	$(294)	$6,699	673	$16	$109
High-Yield Fund R6 Class	12,076	913	12,695	(294)	—	—	359	82
International Value Fund R6 Class	7,779	1,585	3,041	(339)	5,984	702	45	232
NT High Income Fund G Class	—	13,211	2,337	(280)	10,594	1,084	(47)	268
Utilities Fund Investor Class	591	86	49	(71)	557	34	(1)	32
	$25,339	$18,585	$18,812	$(1,278)	$23,834	2,493	$372	$723

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$23,834,218	—	—
Common Stocks	12,450,761	$3,330,410
Preferred Stocks	2,064,371	4,000,800	—
Corporate Bonds	—	1,544,034	—
Collateralized Mortgage Obligations	—	1,354,321	—
Convertible Bonds	—	1,104,278	—
Convertible Preferred Stocks	—	1,031,619	—
Asset-Backed Securities	—	759,004	—
Commercial Mortgage-Backed Securities	—	649,950	—
Exchange-Traded Funds	547,786	—	—
Collateralized Loan Obligations	—	408,995	—
Temporary Cash Investments	2,265,977	49,842	—
	$41,163,113	$14,233,253	—
Other Financial Instruments
Futures Contracts	$1,201	—	—
Swap Agreements	—	$24,879	—
Forward Foreign Currency Exchange Contracts	—	197,881	—
	$1,201	$222,760	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$141,326	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $400,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized

40

appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,208,438.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $100,000 futures contracts purchased.

Value of Derivative Instruments as of May 31, 2018
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	–—	Payable for variation margin on swap agreements*	$292
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$197,881	Unrealized depreciation on forward foreign currency exchange contracts	141,326
Interest Rate Risk	Receivable for variation margin on futures contracts*	250	Payable for variation margin on futures contracts*	–—
		$198,131		$141,618

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$5,451	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,704)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(5,156)	Change in net unrealized appreciation (depreciation) on futures contracts	–—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	826	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	55,957
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(5,766)	Change in net unrealized appreciation (depreciation) on futures contracts	2,195
		$(4,645)		$56,448

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$54,642,928
Gross tax appreciation of investments	$1,925,489
Gross tax depreciation of investments	(1,172,051)
Net tax appreciation (depreciation) of investments	$753,438

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2017, the fund had late-year ordinary loss deferrals of $(6,028), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(4)	$10.29	0.24	(0.28)	(0.04)	(0.26)	(0.01)	—	(0.27)	$9.98	(0.34)%	0.67%(5)	0.90%(5)	4.67%(5)	4.44%(5)	118%	$42,250
2017	$9.69	0.43	0.65	1.08	(0.48)	—	—	(0.48)	$10.29	11.35%	0.58%	0.91%	4.29%	3.96%	209%	$46,964
2016	$9.40	0.42	0.31	0.73	(0.44)	—	—	(0.44)	$9.69	7.92%	0.61%	0.92%	4.50%	4.19%	195%	$43,297
2015	$10.00	0.39	(0.57)	(0.18)	(0.39)	—	(0.03)	(0.42)	$9.40	(1.84)%	0.59%	0.91%	4.08%	3.76%	127%	$8,559
I Class
2018(4)	$10.29	0.25	(0.28)	(0.03)	(0.27)	(0.01)	—	(0.28)	$9.98	(0.25)%	0.47%(5)	0.70%(5)	4.87%(5)	4.64%(5)	118%	$3,855
2017	$9.69	0.45	0.65	1.10	(0.50)	—	—	(0.50)	$10.29	11.57%	0.38%	0.71%	4.49%	4.16%	209%	$2,255
2016	$9.40	0.47	0.28	0.75	(0.46)	—	—	(0.46)	$9.69	8.14%	0.41%	0.72%	4.70%	4.39%	195%	$1,756
2015	$10.00	0.42	(0.58)	(0.16)	(0.41)	—	(0.03)	(0.44)	$9.40	(1.65)%	0.39%	0.71%	4.28%	3.96%	127%	$1,967
Y Class
2018(4)	$10.29	0.25	(0.27)	(0.02)	(0.28)	(0.01)	—	(0.29)	$9.98	(0.17)%	0.32%(5)	0.55%(5)	5.02%(5)	4.79%(5)	118%	$5
2017(6)	$10.06	0.25	0.26	0.51	(0.28)	—	—	(0.28)	$10.29	5.17%	0.23%(5)	0.56%(5)	3.81%(5)	3.48%(5)	209%(7)	$5
A Class
2018(4)	$10.29	0.22	(0.27)	(0.05)	(0.25)	(0.01)	—	(0.26)	$9.98	(0.46)%	0.92%(5)	1.15%(5)	4.42%(5)	4.19%(5)	118%	$2,417
2017	$9.69	0.41	0.64	1.05	(0.45)	—	—	(0.45)	$10.29	11.08%	0.83%	1.16%	4.04%	3.71%	209%	$2,200
2016	$9.40	0.42	0.28	0.70	(0.41)	—	—	(0.41)	$9.69	7.65%	0.86%	1.17%	4.25%	3.94%	195%	$2,400
2015	$10.00	0.38	(0.58)	(0.20)	(0.37)	—	(0.03)	(0.40)	$9.40	(2.08)%	0.84%	1.16%	3.83%	3.51%	127%	$1,647

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$10.28	0.18	(0.27)	(0.09)	(0.21)	(0.01)	—	(0.22)	$9.97	(0.83)%	1.67%(5)	1.90%(5)	3.67%(5)	3.44%(5)	118%	$3,094
2017	$9.69	0.33	0.64	0.97	(0.38)	—	—	(0.38)	$10.28	10.16%	1.58%	1.91%	3.29%	2.96%	209%	$2,350
2016	$9.40	0.35	0.28	0.63	(0.34)	—	—	(0.34)	$9.69	6.83%	1.61%	1.92%	3.50%	3.19%	195%	$1,765
2015	$10.00	0.31	(0.58)	(0.27)	(0.31)	—	(0.02)	(0.33)	$9.40	(2.79)%	1.59%	1.91%	3.08%	2.76%	127%	$1,570
R Class
2018(4)	$10.29	0.21	(0.27)	(0.06)	(0.24)	(0.01)	—	(0.25)	$9.98	(0.58)%	1.17%(5)	1.40%(5)	4.17%(5)	3.94%(5)	118%	$1,940
2017	$9.69	0.38	0.65	1.03	(0.43)	—	—	(0.43)	$10.29	10.81%	1.08%	1.41%	3.79%	3.46%	209%	$1,950
2016	$9.40	0.40	0.28	0.68	(0.39)	—	—	(0.39)	$9.69	7.37%	1.11%	1.42%	4.00%	3.69%	195%	$1,730
2015	$10.00	0.36	(0.58)	(0.22)	(0.35)	—	(0.03)	(0.38)	$9.40	(2.32)%	1.09%	1.41%	3.58%	3.26%	127%	$1,580
R5 Class
2018(4)	$10.30	0.25	(0.28)	(0.03)	(0.27)	(0.01)	—	(0.28)	$9.99	(0.25)%	0.47%(5)	0.70%(5)	4.87%(5)	4.64%(5)	118%	$5
2017(6)	$10.06	0.24	0.27	0.51	(0.27)	—	—	(0.27)	$10.30	5.17%	0.38%(5)	0.71%(5)	3.66%(5)	3.33%(5)	209%(7)	$5
R6 Class
2018(4)	$10.29	0.25	(0.27)	(0.02)	(0.28)	(0.01)	—	(0.29)	$9.98	(0.17)%	0.32%(5)	0.55%(5)	5.02%(5)	4.79%(5)	118%	$1,904
2017	$9.69	0.47	0.64	1.11	(0.51)	—	—	(0.51)	$10.29	11.73%	0.23%	0.56%	4.64%	4.31%	209%	$1,907
2016	$9.40	0.48	0.28	0.76	(0.47)	—	—	(0.47)	$9.69	8.30%	0.26%	0.57%	4.85%	4.54%	195%	$1,707
2015	$10.00	0.44	(0.58)	(0.14)	(0.43)	—	(0.03)	(0.46)	$9.40	(1.51)%	0.24%	0.56%	4.43%	4.11%	127%	$1,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2018 (unaudited).

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92643 1807

Semiannual Report

May 31, 2018

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.5%
Microsoft Corp.	1.4%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.2%
Facebook, Inc., Class A	1.1%
Boeing Co. (The)	0.6%
Pfizer, Inc.	0.5%
Johnson & Johnson	0.5%
Bank of America Corp.	0.5%
Visa, Inc., Class A	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	51.8%
Japan	3.8%
United Kingdom	3.4%
China	3.2%
Other Countries	15.0%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.8 years
Average Duration (effective)	5.6 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	51.8%
Foreign Common Stocks*	25.4%
Corporate Bonds	8.0%
U.S. Treasury Securities	6.3%
U.S. Government Agency Mortgage-Backed Securities	1.8%
Sovereign Governments and Agencies	1.4%
Collateralized Mortgage Obligations	1.3%
Municipal Securities	0.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.6%
Collateralized Loan Obligations	0.5%
Exchange-Traded Funds	0.3%
Commercial Paper	0.2%
U.S. Government Agency Securities	0.1%
Convertible Preferred Stocks	—**
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.50	$5.60	1.11%
I Class	$1,000	$1,024.70	$4.59	0.91%
A Class	$1,000	$1,021.80	$6.86	1.36%
C Class	$1,000	$1,018.80	$10.62	2.11%
R Class	$1,000	$1,021.60	$8.11	1.61%
R5 Class	$1,000	$1,025.30	$4.59	0.91%
R6 Class	$1,000	$1,026.40	$3.84	0.76%
Hypothetical
Investor Class	$1,000	$1,019.40	$5.59	1.11%
I Class	$1,000	$1,020.39	$4.58	0.91%
A Class	$1,000	$1,018.15	$6.84	1.36%
C Class	$1,000	$1,014.41	$10.60	2.11%
R Class	$1,000	$1,016.90	$8.10	1.61%
R5 Class	$1,000	$1,020.39	$4.58	0.91%
R6 Class	$1,000	$1,021.14	$3.83	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 77.2%
Aerospace and Defense — 1.9%
AAR Corp.	3,110	$138,986
Astronics Corp.(1)	13	458
Boeing Co. (The)	15,186	5,347,902
Bombardier, Inc., B Shares(1)	388,830	1,463,435
Curtiss-Wright Corp.	3,985	507,091
Esterline Technologies Corp.(1)	923	67,333
FACC AG(1)	5,432	104,326
General Dynamics Corp.	6,638	1,338,951
KLX, Inc.(1)	1,824	134,666
Kratos Defense & Security Solutions, Inc.(1)	8,569	95,887
L3 Technologies, Inc.	5,921	1,174,312
Lockheed Martin Corp.	12,389	3,896,836
Mercury Systems, Inc.(1)	2,666	98,455
Raytheon Co.	4,652	974,594
Textron, Inc.	22,263	1,482,271
		16,825,503
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	6,090	707,171
XPO Logistics, Inc.(1)	21,806	2,295,081
		3,002,252
Airlines — 0.5%
Alaska Air Group, Inc.	7,568	460,210
Delta Air Lines, Inc.	29,832	1,612,420
InterGlobe Aviation Ltd.	6,586	118,815
Ryanair Holdings plc ADR(1)	9,034	1,047,131
Southwest Airlines Co.	20,328	1,038,354
Wizz Air Holdings plc(1)	3,830	172,809
		4,449,739
Auto Components — 0.6%
Adient plc	18,609	990,743
Aptiv plc	7,349	716,528
Balkrishna Industries Ltd.	25,007	419,440
Delphi Technologies plc	7,039	352,654
Dometic Group AB	25,540	261,836
Hota Industrial Manufacturing Co. Ltd.	68,851	331,660
Hyundai Mobis Co. Ltd.	2,847	574,444
Hyundai Wia Corp.	10,951	512,798
Ichikoh Industries Ltd.	15,500	204,777
Mando Corp.	5,885	209,803
Motherson Sumi Systems Ltd.	92,307	423,030
Stoneridge, Inc.(1)	169	5,329
Valeo SA	11,796	747,467
		5,750,509

6

	Shares/ Principal Amount	Value
Automobiles — 0.9%
Brilliance China Automotive Holdings Ltd.	276,000	$515,299
Ford Otomotiv Sanayi AS	16,688	235,811
Geely Automobile Holdings Ltd.	201,000	565,088
Honda Motor Co. Ltd. ADR	36,924	1,172,706
Hyundai Motor Co.	9,199	1,183,358
Kia Motors Corp.	95,386	2,751,966
Nissan Motor Co. Ltd.	186,100	1,842,896
		8,267,124
Banks — 6.2%
Ameris Bancorp	1,857	103,435
Banco do Brasil SA	64,600	523,919
Bank Mandiri Persero Tbk PT	1,440,100	728,137
Bank of America Corp.	157,209	4,565,349
Bank of China Ltd., H Shares	985,000	511,428
Bank of Communications Co. Ltd., H Shares	925,000	731,230
Bank of Hawaii Corp.	7,136	606,061
Bank of Kyoto Ltd. (The)	27,300	1,423,719
Bank of the Ozarks, Inc.	4,518	214,786
Bank Rakyat Indonesia Persero Tbk PT	3,360,100	742,688
BankUnited, Inc.	5,744	242,224
Barclays plc	765,117	2,009,118
BB&T Corp.	53,880	2,828,700
Boston Private Financial Holdings, Inc.	4,819	81,923
CaixaBank SA	47,010	199,845
Capitec Bank Holdings Ltd.	7,613	522,471
Cathay General Bancorp	1,522	64,213
Central Pacific Financial Corp.	2,210	65,062
Chiba Bank Ltd. (The)	62,000	475,610
China Construction Bank Corp., H Shares	1,021,000	1,028,379
CIMB Group Holdings Bhd	254,880	373,978
Citigroup, Inc.	1,043	69,558
Comerica, Inc.	2,275	214,510
Commerce Bancshares, Inc.	9,357	604,275
Commercial International Bank Egypt S.A.E.	40,531	190,831
Commercial International Bank Egypt S.A.E. GDR	11,185	52,390
Commerzbank AG(1)	139,280	1,424,688
Credicorp Ltd.	2,744	607,577
DGB Financial Group, Inc.	22,303	213,503
Erste Group Bank AG	25,732	1,065,400
FCB Financial Holdings, Inc., Class A(1)	2,641	160,969
FinecoBank Banca Fineco SpA	4,290	42,834
First Hawaiian, Inc.	5,445	159,430
FNB Corp.	14,654	194,166
Grupo Financiero Banorte SAB de CV	98,060	519,489
Hachijuni Bank Ltd. (The)	49,600	219,425
Hana Financial Group, Inc.	47,293	1,820,003
HDFC Bank Ltd.	55,202	1,811,181
Home BancShares, Inc.	8,806	202,714
Industrial & Commercial Bank of China Ltd., H Shares	1,647,770	1,355,580
7

	Shares/ Principal Amount	Value
Industrial Bank of Korea	24,586	$354,893
Itau Unibanco Holding SA, Preference Shares	20,400	235,107
Itau Unibanco Holding SA ADR	51,207	591,441
JPMorgan Chase & Co.	41,303	4,419,834
Kasikornbank PCL	14,700	89,458
Kasikornbank PCL NVDR	52,900	316,123
KBC Group NV	11,580	896,277
Kyushu Financial Group, Inc.	191,600	914,575
LegacyTexas Financial Group, Inc.	3,883	163,047
M&T Bank Corp.	9,610	1,653,689
Moneta Money Bank AS	148,327	518,100
OTP Bank Nyrt	17,484	625,419
PNC Financial Services Group, Inc. (The)	8,630	1,237,628
Popular, Inc.	1,003	45,376
San-In Godo Bank Ltd. (The)	32,800	301,700
Sberbank of Russia PJSC ADR (London)	42,625	611,152
Shiga Bank Ltd. (The)	54,000	283,692
Standard Chartered plc	60,680	608,870
SunTrust Banks, Inc.	26,485	1,788,002
SVB Financial Group(1)	1,677	523,442
Swedbank AB, A Shares	22,550	469,004
Texas Capital Bancshares, Inc.(1)	708	68,216
Turkiye Halk Bankasi AS	357,475	605,971
Turkiye Vakiflar Bankasi TAO, D Shares	457,254	552,023
U.S. Bancorp	70,167	3,507,648
UMB Financial Corp.	7,458	574,639
UniCredit SpA	30,219	504,900
Valley National Bancorp	21,651	275,184
Wells Fargo & Co.	57,945	3,128,451
Westamerica Bancorporation	8,853	506,657
Wintrust Financial Corp.	1,031	94,965
Zions Bancorporation	12,504	685,344
		56,121,625
Beverages — 1.5%
Ambev SA ADR	112,093	589,609
Brown-Forman Corp., Class B	7,618	430,874
China Resources Beer Holdings Co. Ltd.	242,000	1,174,206
Coca-Cola Bottlers Japan Holdings, Inc.	14,200	594,810
Coca-Cola Co. (The)	834	35,862
Coca-Cola HBC AG	21,890	747,996
Constellation Brands, Inc., Class A	7,560	1,686,485
Diageo plc	38,370	1,409,383
Fevertree Drinks plc	4,370	174,529
Heineken NV	7,691	771,066
MGP Ingredients, Inc.	617	54,635
Molson Coors Brewing Co., Class B	19,721	1,215,800
Monster Beverage Corp.(1)	13,029	666,564
PepsiCo, Inc.	23,726	2,378,531
Treasury Wine Estates Ltd.	125,754	1,571,839
		13,502,189

8

	Shares/ Principal Amount	Value
Biotechnology — 1.8%
AbbVie, Inc.	21,140	$2,091,592
Acceleron Pharma, Inc.(1)	550	19,547
Adamas Pharmaceuticals, Inc.(1)	900	25,776
Aimmune Therapeutics, Inc.(1)	1,532	50,694
Alder Biopharmaceuticals, Inc.(1)	1,373	23,959
Alexion Pharmaceuticals, Inc.(1)	9,045	1,050,396
Amgen, Inc.	13,902	2,497,077
Amicus Therapeutics, Inc.(1)	3,893	65,792
AnaptysBio, Inc.(1)	287	22,329
Arena Pharmaceuticals, Inc.(1)	1,363	62,316
Array BioPharma, Inc.(1)	23,975	391,991
Biogen, Inc.(1)	10,069	2,959,883
BioMarin Pharmaceutical, Inc.(1)	5,919	534,723
Bluebird Bio, Inc.(1)	236	42,256
Blueprint Medicines Corp.(1)	539	45,319
Celgene Corp.(1)	12,328	969,967
Clovis Oncology, Inc.(1)	840	39,446
CSL Ltd.	13,000	1,820,809
Esperion Therapeutics, Inc.(1)	356	13,702
Exact Sciences Corp.(1)	1,522	90,620
Exelixis, Inc.(1)	12,965	268,764
FibroGen, Inc.(1)	1,004	54,116
Flexion Therapeutics, Inc.(1)	1,583	42,915
Galapagos NV(1)	1,785	180,832
Global Blood Therapeutics, Inc.(1)	539	25,953
Immunomedics, Inc.(1)	10,303	227,284
Loxo Oncology, Inc.(1)	283	50,184
Medy-Tox, Inc.	588	409,297
Neurocrine Biosciences, Inc.(1)	6,226	599,315
PeptiDream, Inc.(1)	2,700	116,707
Portola Pharmaceuticals, Inc.(1)	823	33,043
Puma Biotechnology, Inc.(1)	472	24,992
Regeneron Pharmaceuticals, Inc.(1)	639	191,905
Sage Therapeutics, Inc.(1)	545	83,216
Sarepta Therapeutics, Inc.(1)	767	71,983
Seegene, Inc.(1)	11,661	340,706
Spark Therapeutics, Inc.(1)	390	31,118
Ultragenyx Pharmaceutical, Inc.(1)	462	33,818
Vertex Pharmaceuticals, Inc.(1)	6,240	960,960
		16,565,302
Building Products — 0.6%
Allegion plc	8,126	621,070
Apogee Enterprises, Inc.	1,812	79,094
CSW Industrials, Inc.(1)	3,981	193,477
Daikin Industries Ltd.	6,300	725,067
Fortune Brands Home & Security, Inc.	8,477	476,153
Gibraltar Industries, Inc.(1)	2,007	79,578
Johnson Controls International plc	76,884	2,580,227
Lennox International, Inc.	2,560	520,474

9

	Shares/ Principal Amount	Value
Masonite International Corp.(1)	744	$49,178
Owens Corning	4,943	312,496
Sanwa Holdings Corp.	7,800	84,953
		5,721,767
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	4,496	716,033
Ameriprise Financial, Inc.	9,565	1,325,996
Ares Management LP	7,148	158,328
AURELIUS Equity Opportunities SE & Co. KGaA	1,970	131,376
Bank of New York Mellon Corp. (The)	32,120	1,758,570
BGC Partners, Inc., Class A	12,168	139,445
Brookfield Asset Management, Inc., Class A	5,845	233,106
Burford Capital Ltd.	16,023	339,134
Cboe Global Markets, Inc.	8,448	824,187
Charles Schwab Corp. (The)	16,110	896,038
Credit Suisse Group AG	47,640	723,705
Deutsche Boerse AG	7,300	976,768
Donnelley Financial Solutions, Inc.(1)	5,629	86,461
Euronext NV	2,350	150,399
Evercore, Inc., Class A	8,481	885,416
FactSet Research Systems, Inc.	672	135,079
GAM Holding AG	12,656	189,588
Greenhill & Co., Inc.	1,771	46,666
Hamilton Lane, Inc., Class A	2,360	110,354
Houlihan Lokey, Inc.	1,510	73,824
Intermediate Capital Group plc	12,690	192,956
Invesco Ltd.	89,734	2,451,533
Julius Baer Group Ltd.	13,460	783,224
London Stock Exchange Group plc	25,110	1,494,771
MSCI, Inc.	2,035	330,830
Nasdaq, Inc.	3,064	281,459
Northern Trust Corp.	10,774	1,104,550
Partners Group Holding AG	110	79,281
S&P Global, Inc.	8,845	1,746,888
Sanne Group plc	12,427	105,406
SEI Investments Co.	16,467	1,050,265
T. Rowe Price Group, Inc.	542	65,810
		19,587,446
Chemicals — 1.2%
Air Products & Chemicals, Inc.	5,025	811,085
Arkema SA	1,860	227,960
Chr Hansen Holding A/S	10,230	983,579
DowDuPont, Inc.	12,460	798,811
Eastman Chemical Co.	10,084	1,051,862
Ferro Corp.(1)	3,821	78,178
FMC Corp.	6,157	536,213
Frutarom Industries Ltd.	940	91,792
Huntsman Corp.	11,201	358,096
Ingevity Corp.(1)	1,483	112,916
Innophos Holdings, Inc.	2,995	142,352

10

	Shares/ Principal Amount	Value
KMG Chemicals, Inc.	1,569	$104,888
Kraton Corp.(1)	1,116	54,148
LyondellBasell Industries NV, Class A	10,187	1,142,166
Mexichem SAB de CV	249,604	703,834
Minerals Technologies, Inc.	2,319	169,287
Monsanto Co.	2,348	299,276
PolyOne Corp.	878	36,806
Praxair, Inc.	691	107,976
Scotts Miracle-Gro Co. (The)	6	511
Stepan Co.	157	11,414
Symrise AG	9,280	754,072
Tokai Carbon Co. Ltd.	15,700	320,264
Umicore SA	21,720	1,224,857
Valvoline, Inc.	17,558	358,885
Wacker Chemie AG	939	152,661
WR Grace & Co.	8,095	579,521
		11,213,410
Commercial Services and Supplies — 0.2%
Advanced Disposal Services, Inc.(1)	4,453	104,111
Brink's Co. (The)	2,856	226,338
Ceco Environmental Corp.	5,112	29,190
Deluxe Corp.	991	65,941
Healthcare Services Group, Inc.	2,344	84,736
InnerWorkings, Inc.(1)	10,719	94,220
LSC Communications, Inc.	1,596	20,205
McGrath RentCorp	1,075	69,961
MSA Safety, Inc.	3,630	337,590
Multi-Color Corp.	461	31,994
Pitney Bowes, Inc.	7,717	68,681
Republic Services, Inc.	4,489	302,693
		1,435,660
Communications Equipment — 0.8%
Cisco Systems, Inc.	83,380	3,561,160
F5 Networks, Inc.(1)	583	100,923
Lumentum Holdings, Inc.(1)	387	22,736
Palo Alto Networks, Inc.(1)	15,998	3,329,024
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	107,000	436,486
		7,450,329
Construction and Engineering — 0.3%
Dycom Industries, Inc.(1)	2,405	224,050
Granite Construction, Inc.	1,547	87,978
Hazama Ando Corp.	135,900	1,184,157
Jacobs Engineering Group, Inc.	11,143	722,066
Larsen & Toubro Ltd.	29,026	588,366
Penta-Ocean Construction Co. Ltd.	11,700	75,920
SHO-BOND Holdings Co. Ltd.	1,600	107,106
Valmont Industries, Inc.	216	31,568
		3,021,211

11

	Shares/ Principal Amount	Value
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., H Shares	139,000	$850,221
Buzzi Unicem SpA	27,159	352,056
China Resources Cement Holdings Ltd.	136,000	159,080
CRH plc	30,640	1,132,047
HeidelbergCement AG	11,160	989,221
Summit Materials, Inc., Class A(1)	4,458	126,696
Taiwan Cement Corp.	199,000	288,690
Vulcan Materials Co.	6,474	826,989
		4,725,000
Consumer Finance — 0.5%
American Express Co.	21,362	2,099,885
Bharat Financial Inclusion Ltd.(1)	48,585	838,221
Discover Financial Services	7,559	558,308
Green Dot Corp., Class A(1)	1,179	84,027
Srisawad Corp. PCL	9,955	10,931
Synchrony Financial	30,904	1,070,206
		4,661,578
Containers and Packaging — 0.6%
Ball Corp.	15,619	577,122
Bemis Co., Inc.	12,693	536,914
Graphic Packaging Holding Co.	65,240	944,675
Packaging Corp. of America	6,276	737,430
Sealed Air Corp.	9,633	419,614
Silgan Holdings, Inc.	8,974	244,272
Sonoco Products Co.	11,603	593,261
WestRock Co.	24,316	1,431,726
		5,485,014
Distributors — 0.2%
Genuine Parts Co.	5,289	480,188
LKQ Corp.(1)	27,874	885,557
Pool Corp.	395	56,454
		1,422,199
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	602	60,922
Cambium Learning Group, Inc.(1)	766	7,668
Chegg, Inc.(1)	3,065	85,728
Graham Holdings Co., Class B	58	33,689
Grand Canyon Education, Inc.(1)	3,637	404,071
H&R Block, Inc.	30,455	835,990
New Oriental Education & Technology Group, Inc. ADR	7,300	726,131
TAL Education Group ADR(1)	33,915	1,440,031
		3,594,230
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,106	977,952
Chailease Holding Co. Ltd.	191,000	679,003
Compass Diversified Holdings	16,748	275,505
		1,932,460
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	7,969	257,558

12

	Shares/ Principal Amount	Value
BT Group plc	204,774	$557,822
Cellnex Telecom SA	31,077	791,991
Masmovil Ibercom SA(1)	695	95,642
Telekomunikasi Indonesia Persero Tbk PT	954,400	238,563
Verizon Communications, Inc.	49,236	2,347,080
Vonage Holdings Corp.(1)	2,477	28,362
		4,317,018
Electric Utilities — 0.6%
Edison International	16,976	1,055,228
Eversource Energy	15,611	891,076
Pinnacle West Capital Corp.	4,857	386,666
Portland General Electric Co.	10,478	446,991
ROSSETI PJSC	58,684,708	747,655
Xcel Energy, Inc.	37,325	1,699,034
		5,226,650
Electrical Equipment — 0.6%
AMETEK, Inc.	10,482	765,500
AZZ, Inc.	2,103	90,955
Eaton Corp. plc	16,291	1,247,565
Emerson Electric Co.	8,809	624,030
Hubbell, Inc.	9,310	1,002,594
Rockwell Automation, Inc.	4,157	729,179
Signify NV	37,235	1,065,524
		5,525,347
Electronic Equipment, Instruments and Components — 1.0%
Anritsu Corp.	17,000	226,508
Avnet, Inc.	3,726	142,035
Belden, Inc.	3,058	168,985
CDW Corp.	21,626	1,731,161
Chroma ATE, Inc.	34,000	168,798
Dolby Laboratories, Inc., Class A	14,534	912,735
Hexagon AB, B Shares	15,430	869,808
Jabil, Inc.	2,535	71,690
Keyence Corp.	1,700	1,039,187
Keysight Technologies, Inc.(1)	9,600	563,904
Maruwa Co. Ltd.	1,800	143,042
National Instruments Corp.	12,778	531,820
OSI Systems, Inc.(1)	1,247	85,519
Sunny Optical Technology Group Co. Ltd.	24,900	501,436
SYNNEX Corp.	535	57,149
Taiyo Yuden Co. Ltd.	4,500	101,108
TE Connectivity Ltd.	10,853	1,010,197
Tech Data Corp.(1)	1,133	98,356
Trimble, Inc.(1)	3,018	99,775
TTM Technologies, Inc.(1)	2,289	41,271
Venture Corp. Ltd.	1,800	28,184
VeriFone Systems, Inc.(1)	5,422	123,296
		8,715,964
Energy Equipment and Services — 1.0%
Baker Hughes a GE Co.	45,505	1,574,018

13

	Shares/ Principal Amount	Value
Basic Energy Services, Inc.(1)	967	$12,774
Borr Drilling Ltd.(1)	27,233	139,458
Dril-Quip, Inc.(1)	1,727	82,982
FTS International, Inc.(1)	586	11,099
Halliburton Co.	47,207	2,348,076
Helix Energy Solutions Group, Inc.(1)	1,262	9,591
Keane Group, Inc.(1)	579	8,482
Liberty Oilfield Services, Inc., Class A(1)	580	12,331
National Oilwell Varco, Inc.	15,274	632,649
Petroleum Geo-Services ASA(1)	39,572	189,695
Schlumberger Ltd.	38,150	2,619,761
Tecnicas Reunidas SA	41,288	1,225,452
Trican Well Service Ltd.(1)	54,450	134,382
		9,000,750
Equity Real Estate Investment Trusts (REITs) — 3.3%
Agree Realty Corp.	4,247	224,836
Alexandria Real Estate Equities, Inc.	8,139	1,016,724
Allied Properties Real Estate Investment Trust	9,590	314,415
American Tower Corp.	2,415	334,164
Armada Hoffler Properties, Inc.	1,310	18,864
Camden Property Trust	4,027	354,376
CapitaLand Commercial Trust	134,700	171,569
CareTrust REIT, Inc.	4,359	71,880
Charter Hall Group	92,253	443,078
Community Healthcare Trust, Inc.	2,057	56,979
CubeSmart	3,631	110,746
CyrusOne, Inc.	13,612	753,833
Derwent London plc	3,583	143,338
Duke Realty Corp.	29,081	817,758
Empire State Realty Trust, Inc., Class A	9,679	164,156
EPR Properties	504	30,941
Equity Residential	12,154	777,734
Essex Property Trust, Inc.	2,329	556,701
Extra Space Storage, Inc.	5,470	526,488
Fibra Uno Administracion SA de CV	105,619	145,470
First Industrial Realty Trust, Inc.	3,153	103,828
Gaming and Leisure Properties, Inc.	2,434	85,433
Gecina SA	4,026	695,672
GLP J-Reit	363	405,222
Goodman Group	95,822	675,856
HCP, Inc.	21,431	513,701
Host Hotels & Resorts, Inc.	39,090	845,517
Hudson Pacific Properties, Inc.	12,544	444,058
Inmobiliaria Colonial Socimi SA	22,551	240,290
Invesco Office J-Reit, Inc.	1,505	204,198
Invitation Homes, Inc.	16,346	359,775
Japan Hotel REIT Investment Corp.	776	577,593
Kite Realty Group Trust	8,361	131,184
Lexington Realty Trust	4,460	38,490
Link REIT	56,000	494,980

14

	Shares/ Principal Amount	Value
MedEquities Realty Trust, Inc.	6,880	$72,102
Medical Properties Trust, Inc.	4,511	61,214
MGM Growth Properties LLC, Class A	13,608	403,885
Orix JREIT, Inc.	242	382,206
Park Hotels & Resorts, Inc.	44,983	1,449,352
Piedmont Office Realty Trust, Inc., Class A	20,265	389,493
PotlatchDeltic Corp.	21,725	1,097,112
Prologis, Inc.	16,440	1,057,914
PS Business Parks, Inc.	1,027	125,869
Rayonier, Inc.	15,303	594,828
Regency Centers Corp.	3,921	227,732
Retail Properties of America, Inc., Class A	10,654	130,618
RLJ Lodging Trust	1,328	31,075
Sabra Health Care REIT, Inc.	27,416	568,334
Safestore Holdings plc	50,184	373,770
SBA Communications Corp.(1)	22,256	3,518,006
Scentre Group	41,661	131,399
Segro plc	112,508	979,229
Senior Housing Properties Trust	3,624	64,000
Simon Property Group, Inc.	3,145	503,892
STORE Capital Corp.	16,816	450,669
Summit Hotel Properties, Inc.	2,081	31,818
Sun Communities, Inc.	7,534	728,387
UDR, Inc.	12,457	454,307
UNITE Group plc (The)	59,144	667,936
Urstadt Biddle Properties, Inc., Class A	1,041	22,746
Weingarten Realty Investors	4,332	127,014
Weyerhaeuser Co.	71,886	2,683,504
WP Carey, Inc.	1,895	127,363
		30,305,621
Food and Staples Retailing — 1.1%
BIM Birlesik Magazalar AS	20,120	307,636
Cosmos Pharmaceutical Corp.	700	150,491
Costco Wholesale Corp.	2,030	402,427
CP ALL PCL	477,000	1,203,235
Future Retail Ltd.(1)	48,434	421,582
Jeronimo Martins SGPS SA	23,790	373,500
President Chain Store Corp.	41,000	419,746
Sysco Corp.	23,452	1,525,083
Tesco plc	174,250	569,238
US Foods Holding Corp.(1)	13,567	484,071
Walgreens Boots Alliance, Inc.	27,048	1,687,525
Walmart, Inc.	20,428	1,686,127
X5 Retail Group NV GDR	10,279	291,944
		9,522,605
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	15,900	118,701
Associated British Foods plc	16,730	589,116
Conagra Brands, Inc.	70,492	2,612,433
Danone SA	17,820	1,359,701

15

	Shares/ Principal Amount	Value
General Mills, Inc.	10,745	$454,406
Hain Celestial Group, Inc. (The)(1)	2,111	53,873
Health and Happiness H&H International Holdings Ltd.(1)	18,000	141,343
Hershey Co. (The)	3,775	339,901
Hostess Brands, Inc.(1)	4,747	64,702
J.M. Smucker Co. (The)	3,062	329,165
John B Sanfilippo & Son, Inc.	476	32,282
Kellogg Co.	18,240	1,174,474
Kerry Group plc, A Shares	5,690	601,230
Mondelez International, Inc., Class A	63,859	2,507,743
Orkla ASA	61,205	552,519
Premium Brands Holdings Corp.	2,280	204,050
Sanderson Farms, Inc.	1,026	100,425
TreeHouse Foods, Inc.(1)	2,758	132,136
		11,368,200
Gas Utilities — 0.2%
Atmos Energy Corp.	3,046	271,734
China Gas Holdings Ltd.	183,000	756,777
Rubis SCA	2,311	162,778
Spire, Inc.	4,903	349,339
		1,540,628
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	18,104	1,113,939
ABIOMED, Inc.(1)	1,186	452,032
Align Technology, Inc.(1)	3,238	1,074,854
Atrion Corp.	23	13,570
Boston Scientific Corp.(1)	35,049	1,065,139
Cooper Cos., Inc. (The)	2,083	471,404
Edwards Lifesciences Corp.(1)	24,772	3,401,443
Elekta AB, B Shares	7,239	88,259
Hill-Rom Holdings, Inc.	5,354	492,568
IDEXX Laboratories, Inc.(1)	1,997	415,795
Insulet Corp.(1)	1,649	154,660
Intuitive Surgical, Inc.(1)	6,452	2,965,791
LivaNova plc(1)	1,164	109,474
Masimo Corp.(1)	1,677	166,107
Medtronic plc	32,183	2,778,037
Merit Medical Systems, Inc.(1)	2,463	126,352
Nevro Corp.(1)	1,156	90,966
Nihon Kohden Corp.	2,100	58,178
Orthofix International NV(1)	369	20,166
Penumbra, Inc.(1)	2,776	446,658
Siemens Healthineers AG(1)	11,475	456,164
STERIS plc	4,244	440,697
Sysmex Corp.	10,900	977,253
Teleflex, Inc.	2,693	719,462
Varian Medical Systems, Inc.(1)	3,186	375,534
Zimmer Biomet Holdings, Inc.	30,250	3,373,177
		21,847,679

16

	Shares/ Principal Amount	Value
Health Care Providers and Services — 2.1%
Alfresa Holdings Corp.	32,700	$822,978
Amedisys, Inc.(1)	10,894	831,757
Cardinal Health, Inc.	11,360	591,742
Cigna Corp.	4,165	705,426
Ensign Group, Inc. (The)	2,036	74,538
Envision Healthcare Corp.(1)	1,392	59,689
Express Scripts Holding Co.(1)	11,645	882,807
HCA Healthcare, Inc.	8,048	830,071
HealthEquity, Inc.(1)	1,045	77,654
Henry Schein, Inc.(1)	17,043	1,179,376
LifePoint Health, Inc.(1)	13,043	689,323
McKesson Corp.	9,188	1,304,145
NMC Health plc	20,058	939,940
Premier, Inc., Class A(1)	839	27,368
Quest Diagnostics, Inc.	13,088	1,394,265
Suzuken Co. Ltd.	27,300	1,221,220
Tivity Health, Inc.(1)	8,706	305,145
Toho Holdings Co. Ltd.	49,200	1,205,587
UnitedHealth Group, Inc.	12,719	3,071,766
WellCare Health Plans, Inc.(1)	12,229	2,710,802
		18,925,599
Health Care Technology — 0.2%
Cerner Corp.(1)	22,843	1,363,270
Cotiviti Holdings, Inc.(1)	4,940	168,504
HealthStream, Inc.	238	6,628
Teladoc, Inc.(1)	2,568	130,711
Vocera Communications, Inc.(1)	4,269	115,348
		1,784,461
Hotels, Restaurants and Leisure — 2.0%
Accor SA	13,250	728,542
Carnival Corp.	3,546	220,845
Carnival plc	13,140	840,709
China Lodging Group Ltd. ADR	30,996	1,364,134
Chipotle Mexican Grill, Inc.(1)	1,144	492,126
Churchill Downs, Inc.	497	148,802
Compass Group plc	38,498	827,883
Corporate Travel Management Ltd.	11,210	208,080
Darden Restaurants, Inc.	12,988	1,135,281
Domino's Pizza, Inc.	1,575	396,081
GreenTree Hospitality Group Ltd. ADR(1)	1,620	30,326
Hilton Grand Vacations, Inc.(1)	14,549	578,468
Hilton Worldwide Holdings, Inc.	10,489	846,567
Las Vegas Sands Corp.	30,306	2,442,967
Marriott International, Inc., Class A	10,701	1,448,487
McDonald's Corp.	240	38,402
Melco International Development Ltd.	80,000	288,585
MGM Resorts International	10,707	336,735
Minor International PCL	342,200	346,833
NH Hotel Group SA	25,134	188,714

17

	Shares/ Principal Amount	Value
Planet Fitness, Inc., Class A(1)	3,591	$142,311
Red Robin Gourmet Burgers, Inc.(1)	1,455	73,259
Red Rock Resorts, Inc., Class A	2,584	88,993
Round One Corp.	10,200	179,239
Royal Caribbean Cruises Ltd.	16,078	1,687,869
Ruth's Hospitality Group, Inc.	123	3,266
Texas Roadhouse, Inc.	1,593	98,718
TKP Corp.(1)	2,800	137,976
Vail Resorts, Inc.	8,030	1,933,544
Wynn Macau Ltd.	84,000	320,088
Yum! Brands, Inc.	5,590	454,635
		18,028,465
Household Durables — 0.7%
Bellway plc	3,850	168,062
Cairn Homes plc(1)	91,181	191,246
Cavco Industries, Inc.(1)	519	107,744
Garmin Ltd.	1,632	98,067
Haier Electronics Group Co. Ltd.	136,000	488,174
Haseko Corp.	82,100	1,243,047
Helen of Troy Ltd.(1)	1,321	118,626
Iida Group Holdings Co. Ltd.	59,900	1,141,106
Installed Building Products, Inc.(1)	821	49,794
Mohawk Industries, Inc.(1)	3,021	616,405
Neinor Homes SA(1)	7,323	138,929
PlayAGS, Inc.(1)	4,421	111,940
Pressance Corp.	11,500	185,250
PulteGroup, Inc.	20,225	611,806
Toll Brothers, Inc.	17,241	680,847
TopBuild Corp.(1)	1,349	113,248
William Lyon Homes, Class A(1)	655	15,622
		6,079,913
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	2,062	78,377
Church & Dwight Co., Inc.	15,209	714,063
Energizer Holdings, Inc.	572	34,743
Kimberly-Clark Corp.	16,577	1,671,790
Procter & Gamble Co. (The)	39,285	2,874,483
Spectrum Brands Holdings, Inc.	2,066	164,640
		5,538,096
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc.	11,617	397,650
Industrial Conglomerates — 0.4%
3M Co.	802	158,178
General Electric Co.	38,380	540,390
Honeywell International, Inc.	12,920	1,910,997
Rheinmetall AG	989	126,232
Siemens AG	5,950	776,063
		3,511,860
Insurance — 1.8%
Aegon NV	230,581	1,432,029

18

	Shares/ Principal Amount	Value
Aflac, Inc.	25,928	$1,168,316
AIA Group Ltd.	204,200	1,863,314
Allstate Corp. (The)	4,866	454,874
AMERISAFE, Inc.	1,945	116,019
Arthur J. Gallagher & Co.	5,702	377,929
Aspen Insurance Holdings Ltd.	2,047	88,840
Assurant, Inc.	3,848	359,211
Aviva plc	93,016	631,737
Beazley plc	19,716	156,745
Brown & Brown, Inc.	10,304	286,245
Chubb Ltd.	19,354	2,529,374
Discovery Ltd.	29,406	356,267
First American Financial Corp.	5,562	289,669
Goosehead Insurance, Inc., Class A(1)	2,561	41,360
Hanover Insurance Group, Inc. (The)	710	86,080
Hartford Financial Services Group, Inc. (The)	20,485	1,071,980
Infinity Property & Casualty Corp.	1,708	247,148
James River Group Holdings Ltd.	3,421	129,759
Japan Post Holdings Co. Ltd.	65,700	751,688
Kinsale Capital Group, Inc.	2,304	122,020
MetLife, Inc.	4,210	193,618
NN Group NV	36,194	1,552,792
Ping An Insurance Group Co. of China Ltd., H Shares	76,000	739,535
ProAssurance Corp.	4,430	170,112
Reinsurance Group of America, Inc.	2,812	420,225
RenaissanceRe Holdings Ltd.	1,438	176,543
RLI Corp.	881	57,864
Topdanmark A/S	3,769	169,173
Torchmark Corp.	4,804	407,523
Travelers Cos., Inc. (The)	1,079	138,673
Trupanion, Inc.(1)	3,464	110,051
Validus Holdings Ltd.	840	56,918
		16,753,631
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	7,417	12,086,891
ASOS plc(1)	11,722	1,032,165
Expedia Group, Inc.	5,802	702,216
GS Home Shopping, Inc.	3,888	609,382
Kogan.com Ltd.	6,926	47,349
Netflix, Inc.(1)	3,023	1,062,887
Nutrisystem, Inc.	2,330	86,909
PetMed Express, Inc.	1,790	64,386
Shutterfly, Inc.(1)	2,591	243,917
Start Today Co. Ltd.	40,700	1,408,439
Wayfair, Inc., Class A(1)	1,914	176,758
Zalando SE(1)	15,481	825,017
		18,346,316
Internet Software and Services — 4.2%
2U, Inc.(1)	2,191	207,707
Alibaba Group Holding Ltd. ADR(1)	18,379	3,639,226

19

	Shares/ Principal Amount	Value
Alphabet, Inc., Class A(1)	12,752	$14,027,200
Care.com, Inc.(1)	500	10,370
eBay, Inc.(1)	4,991	188,260
Etsy, Inc.(1)	2,790	90,229
Facebook, Inc., Class A(1)	52,696	10,106,039
Five9, Inc.(1)	4,151	144,828
GrubHub, Inc.(1)	962	103,136
Just Eat plc(1)	36,460	408,604
LogMeIn, Inc.	10,021	1,081,266
Match Group, Inc.(1)	5,821	239,534
Mimecast Ltd.(1)	2,514	112,049
NEXTDC Ltd.(1)	33,451	188,434
Nutanix, Inc., Class A(1)	1,871	100,005
Q2 Holdings, Inc.(1)	844	48,235
Scout24 AG	3,590	184,005
SPS Commerce, Inc.(1)	1,482	110,305
Stamps.com, Inc.(1)	1,073	269,108
Tencent Holdings Ltd.	86,300	4,350,180
Twitter, Inc.(1)	9,060	314,382
VeriSign, Inc.(1)	2,715	354,145
Weibo Corp. ADR(1)	2,821	287,488
Yandex NV, A Shares(1)	38,028	1,274,699
		37,839,434
IT Services — 2.4%
Accenture plc, Class A	726	113,067
Amadeus IT Group SA	11,920	944,643
Booz Allen Hamilton Holding Corp.	17,022	767,522
CSG Systems International, Inc.	4,654	192,582
DXC Technology Co.	20,507	1,888,900
EPAM Systems, Inc.(1)	1,002	123,426
EVERTEC, Inc.	6,936	151,205
Evo Payments, Inc., Class A(1)	1,901	40,833
Fiserv, Inc.(1)	11,241	816,097
FleetCor Technologies, Inc.(1)	5,634	1,123,138
GDS Holdings Ltd. ADR(1)	4,517	170,788
GreenSky, Inc., Class A(1)	3,097	82,907
International Business Machines Corp.	13,544	1,913,903
InterXion Holding NV(1)	31,366	2,003,033
Keywords Studios plc	7,707	174,594
Leidos Holdings, Inc.	8,148	489,369
MasterCard, Inc., Class A	573	108,939
My EG Services Bhd	541,350	120,552
Pagseguro Digital Ltd., Class A(1)	15,560	517,681
PayPal Holdings, Inc.(1)	22,243	1,825,483
Presidio, Inc.(1)	5,535	74,058
Science Applications International Corp.	1,105	97,737
Solutions 30 SE(1)	3,089	145,411
Syntel, Inc.(1)	1,223	38,524
Teradata Corp.(1)	4,900	195,363
Total System Services, Inc.	12,329	1,050,307

20

	Shares/ Principal Amount	Value
Unisys Corp.(1)	3,782	$45,573
Visa, Inc., Class A	34,368	4,492,585
Wirecard AG	4,260	658,732
Worldline SA(1)	1,840	106,184
Worldpay, Inc., Class A(1)	20,017	1,590,751
		22,063,887
Leisure Products — 0.1%
BRP, Inc.	5,563	259,143
Malibu Boats, Inc., Class A(1)	3,269	140,175
MCBC Holdings, Inc.(1)	432	12,740
Trigano SA	680	136,151
		548,209
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	17,153	1,062,114
Bio-Techne Corp.	3,951	593,914
ICON plc(1)	831	107,182
Illumina, Inc.(1)	6,667	1,816,358
Lonza Group AG	6,300	1,690,900
Mettler-Toledo International, Inc.(1)	629	346,416
PRA Health Sciences, Inc.(1)	1,430	121,407
		5,738,291
Machinery — 1.9%
Actuant Corp., Class A	3,928	91,719
Airtac International Group	20,966	358,746
Ashok Leyland Ltd.	203,876	445,683
Biesse SpA	2,320	103,049
Caterpillar, Inc.	11,949	1,815,173
Chart Industries, Inc.(1)	1,384	89,171
Cummins, Inc.	7,646	1,088,714
Daifuku Co. Ltd.	2,100	108,289
Danieli & C Officine Meccaniche SpA	14,894	251,399
Doosan Infracore Co. Ltd.(1)	76,830	739,686
EnPro Industries, Inc.	2,178	160,431
Evoqua Water Technologies Corp.(1)	18,805	362,748
Georg Fischer AG	150	193,620
Global Brass & Copper Holdings, Inc.	3,919	123,057
Graham Corp.	1,430	36,479
Hitachi Construction Machinery Co. Ltd.	3,100	113,637
Hyster-Yale Materials Handling, Inc.	77	5,136
Hyundai Heavy Industries Co. Ltd.(1)	2,976	314,847
Hyundai Mipo Dockyard Co. Ltd.(1)	10,185	881,746
IMA Industria Macchine Automatiche SpA	1,200	116,644
IMI plc	27,671	426,851
Ingersoll-Rand plc	23,368	2,045,635
ITT, Inc.	1,780	91,884
John Bean Technologies Corp.	6,641	586,400
Jungheinrich AG Preference Shares	3,190	124,749
Kadant, Inc.	1,101	107,403
Kennametal, Inc.	2,545	94,750
Komatsu Ltd.	27,700	906,137

21

	Shares/ Principal Amount	Value
Lydall, Inc.(1)	116	$4,860
Oshkosh Corp.	6,462	470,110
Outotec Oyj(1)	1,309	12,238
PACCAR, Inc.	11,095	690,442
Parker-Hannifin Corp.	5,322	909,530
REV Group, Inc.	4,639	78,677
THK Co. Ltd.	6,300	222,532
Toro Co. (The)	16,082	932,756
Tsubaki Nakashima Co. Ltd.	5,800	144,260
WABCO Holdings, Inc.(1)	9,374	1,133,598
Weir Group plc (The)	42,380	1,234,838
		17,617,624
Marine — 0.1%
D/S Norden A/S(1)	41,944	784,470
Sinotrans Shipping Ltd.	1,971,000	538,443
		1,322,913
Media — 0.8%
Comcast Corp., Class A	2,760	86,057
CyberAgent, Inc.	13,500	702,140
DISH Network Corp., Class A(1)	629	18,587
Entertainment One Ltd.	69,444	276,613
Entravision Communications Corp., Class A	29,636	118,544
Liberty Media Corp-Liberty Formula One, Class C(1)	7,701	243,198
Naspers Ltd., N Shares	4,919	1,170,565
Nippon Television Holdings, Inc.	104,000	1,749,546
Sirius XM Holdings, Inc.	50,490	358,479
Time Warner, Inc.	11,493	1,082,181
Townsquare Media, Inc., Class A	1,410	8,784
tronc, Inc.(1)	1,270	20,371
TV Asahi Holdings Corp.	43,800	935,801
Vivendi SA	25,590	643,835
Walt Disney Co. (The)	84	8,355
		7,423,056
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	3,640	208,643
First Quantum Minerals Ltd.	47,940	752,413
KAZ Minerals plc(1)	9,690	130,534
Kirkland Lake Gold Ltd.	11,100	204,091
MMG Ltd.(1)	384,000	278,416
OSAKA Titanium Technologies Co. Ltd.	3,100	53,753
Sandfire Resources NL	21,400	140,062
Trevali Mining Corp.(1)	90,610	74,076
Vale SA ADR	29,501	401,214
		2,243,202
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	2,187	40,000
Starwood Property Trust, Inc.	11,724	254,528
Two Harbors Investment Corp.	1,884	29,296
		323,824

22

	Shares/ Principal Amount	Value
Multi-Utilities — 0.1%
Ameren Corp.	4,718	$279,258
NorthWestern Corp.	10,547	574,601
		853,859
Multiline Retail — 1.3%
B&M European Value Retail SA	176,483	943,910
Debenhams plc	1,453,026	415,412
Dollar Tree, Inc.(1)	32,413	2,676,990
Dollarama, Inc.	3,400	392,419
Don Quijote Holdings Co. Ltd.	13,500	716,471
Kohl's Corp.	15,473	1,032,823
Lojas Renner SA	68,500	543,359
Magazine Luiza SA	39,700	1,148,875
Ryohin Keikaku Co. Ltd.	2,200	745,601
SACI Falabella	76,561	716,825
Seria Co. Ltd.	1,900	91,389
Target Corp.	34,662	2,526,513
		11,950,587
Oil, Gas and Consumable Fuels — 3.5%
Aker BP ASA	2,470	89,922
Anadarko Petroleum Corp.	21,456	1,497,629
Ardmore Shipping Corp.(1)	4,077	33,024
Callon Petroleum Co.(1)	9,023	106,832
Chevron Corp.	33,492	4,163,055
Cimarex Energy Co.	5,756	534,847
CNOOC Ltd.	653,000	1,106,538
CNOOC Ltd. ADR	2,775	469,447
Comstock Resources, Inc.(1)	179	2,058
Concho Resources, Inc.(1)	9,252	1,270,392
Devon Energy Corp.	17,060	709,184
Energen Corp.(1)	1,451	98,436
Eni SpA	93,973	1,716,827
EQT Corp.	26,990	1,391,064
Extraction Oil & Gas, Inc.(1)	3,996	67,772
Exxon Mobil Corp.	11,002	893,802
Gazprom PJSC ADR	307,897	1,393,915
HollyFrontier Corp.	13,409	1,034,907
Imperial Oil Ltd.	14,839	485,478
Lundin Petroleum AB	30,950	981,966
Marathon Petroleum Corp.	19,137	1,512,397
Neste Oyj	10,300	839,658
Noble Energy, Inc.	33,067	1,180,492
Novatek PJSC GDR	4,897	705,722
Occidental Petroleum Corp.	15,204	1,280,177
Parex Resources, Inc.(1)	8,540	154,189
PBF Energy, Inc., Class A	2,616	123,423
Phillips 66	4,821	561,598
Royal Dutch Shell plc, A Shares	29,073	1,011,546
Royal Dutch Shell plc, Class B ADR	13,590	982,965
Saras SpA	461,419	1,040,988

23

	Shares/ Principal Amount	Value
Spectra Energy Partners LP	5,427	$163,570
Surgutneftegas OJSC, Preference Shares	2,316,541	1,130,721
TOTAL SA ADR	38,052	2,307,854
United Tractors Tbk PT	167,900	422,155
WildHorse Resource Development Corp.(1)	764	20,521
		31,485,071
Paper and Forest Products — 0.1%
Ence Energia y Celulosa SA	17,850	140,219
Louisiana-Pacific Corp.	13,580	396,264
Nine Dragons Paper Holdings Ltd.	186,000	293,622
		830,105
Personal Products — 0.6%
Cosmax, Inc.	2,038	320,122
Edgewell Personal Care Co.(1)	10,392	454,338
Estee Lauder Cos., Inc. (The), Class A	4,763	711,783
Godrej Consumer Products Ltd.	28,321	476,989
Kose Corp.	700	151,725
Medifast, Inc.	1,439	210,799
Pola Orbis Holdings, Inc.	16,400	808,712
Shiseido Co. Ltd.	12,300	970,222
Unilever NV CVA	26,670	1,486,033
		5,590,723
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.(1)	712	36,525
Allergan plc	8,666	1,306,833
AstraZeneca plc	13,950	1,018,244
Bristol-Myers Squibb Co.	5,969	314,089
Catalent, Inc.(1)	5,239	205,683
Dechra Pharmaceuticals plc	4,910	181,807
Eli Lilly & Co.	10,867	924,130
Heska Corp.(1)	623	66,624
Horizon Pharma plc(1)	1,560	25,428
Jazz Pharmaceuticals plc(1)	4,496	759,824
Johnson & Johnson	38,408	4,594,365
Merck & Co., Inc.	60,319	3,590,790
Nektar Therapeutics(1)	1,131	90,785
Optinose, Inc.(1)	1,584	36,543
Pfizer, Inc.	129,388	4,648,911
Roche Holding AG	2,740	587,682
Sanofi ADR	75,229	2,879,014
Zoetis, Inc.	20,253	1,695,176
		22,962,453
Professional Services — 0.7%
ALS Ltd.	16,620	93,821
ASGN, Inc.(1)	1,113	85,701
Capita plc	439,259	789,045
Huron Consulting Group, Inc.(1)	1,863	75,451
IHS Markit Ltd.(1)	17,433	859,098
Insperity, Inc.	2,368	217,856
Intertek Group plc	14,257	1,036,176
24

	Shares/ Principal Amount	Value
Kforce, Inc.	428	$14,402
Outsourcing, Inc.	11,900	226,178
Recruit Holdings Co. Ltd.	33,400	925,514
Robert Half International, Inc.	9,904	630,687
Teleperformance	960	151,740
TransUnion	3,845	263,767
TrueBlue, Inc.(1)	907	23,401
Verisk Analytics, Inc.(1)	11,857	1,259,688
		6,652,525
Real Estate Investment Trusts (REITs)†
Highwoods Properties, Inc.	794	37,977
Real Estate Management and Development — 1.0%
Aroundtown SA	88,965	740,201
Ayala Land, Inc.	688,400	520,703
CapitaLand Ltd.	77,400	199,340
Central Pattana PCL	95,200	226,516
China Resources Land Ltd.	96,000	351,707
CIFI Holdings Group Co. Ltd.	430,000	330,055
City Developments Ltd.	9,000	75,072
CK Asset Holdings Ltd.	32,500	271,010
Colliers International Group, Inc.	2,450	176,749
Country Garden Holdings Co. Ltd.	185,000	359,502
FirstService Corp.	1,035	72,832
Godrej Properties Ltd.(1)	6,852	73,961
Iguatemi Empresa de Shopping Centers SA	16,200	136,524
Jones Lang LaSalle, Inc.	2,748	450,012
KWG Property Holding Ltd.	349,500	480,764
Longfor Properties Co. Ltd.	101,000	300,645
Mitsui Fudosan Co. Ltd.	25,500	637,925
New World Development Co. Ltd.	85,000	130,244
Newmark Group, Inc., Class A	472	6,339
Relo Group, Inc.	6,800	174,607
Shimao Property Holdings Ltd.	86,500	253,734
Sumitomo Realty & Development Co. Ltd.	21,000	789,383
Sun Hung Kai Properties Ltd.	29,000	467,285
Swire Properties Ltd.	29,000	113,572
Tateru, Inc.	7,200	140,439
Tricon Capital Group, Inc.	18,327	156,329
UOL Group Ltd.	41,500	250,666
VGP NV	1,496	111,880
Vonovia SE	16,561	781,746
Wharf Real Estate Investment Co. Ltd.	54,000	416,146
		9,195,888
Road and Rail — 0.7%
Canadian Pacific Railway Ltd.	1,906	367,458
CJ Logistics Corp.(1)	4,006	554,306
DSV A/S	11,153	926,616
Heartland Express, Inc.	27,165	507,442
Localiza Rent a Car SA	167,900	1,110,935
Norfolk Southern Corp.	1,857	281,614

25

	Shares/ Principal Amount	Value
Ryder System, Inc.	2,555	$171,389
Saia, Inc.(1)	775	63,860
Seino Holdings Co. Ltd.	8,200	153,930
Union Pacific Corp.	16,180	2,309,857
		6,447,407
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	83,819	4,256,329
ASML Holding NV	13,477	2,629,379
ASPEED Technology, Inc.	10,000	300,172
BE Semiconductor Industries NV	4,160	139,439
Broadcom, Inc.	12,809	3,228,765
Cavium, Inc.(1)	365	30,518
Cypress Semiconductor Corp.	3,893	64,079
Entegris, Inc.	4,228	148,403
Globalwafers Co. Ltd.	43,000	844,752
Infineon Technologies AG	24,210	665,297
Intel Corp.	56,677	3,128,570
KLA-Tencor Corp.	6,474	733,051
Kulicke & Soffa Industries, Inc.(1)	2,255	54,300
Lam Research Corp.	9,011	1,785,800
LandMark Optoelectronics Corp.	14,000	139,605
Maxim Integrated Products, Inc.	40,964	2,402,539
Microchip Technology, Inc.	17,195	1,674,449
MKS Instruments, Inc.	1,975	221,595
Monolithic Power Systems, Inc.	1,391	183,348
NVIDIA Corp.	417	105,163
NXP Semiconductors NV(1)	577	65,778
Powertech Technology, Inc.	57,000	169,383
QUALCOMM, Inc.	13,090	760,791
Rohm Co. Ltd.	7,700	708,456
Semtech Corp.(1)	2,806	135,810
SK Hynix, Inc.	9,890	852,611
Skyworks Solutions, Inc.	6,073	598,858
SOITEC(1)	1,724	159,364
SUMCO Corp.	4,800	115,673
Taiwan Semiconductor Manufacturing Co. Ltd.	315,425	2,353,613
Teradyne, Inc.	13,105	496,810
Texas Instruments, Inc.	10,615	1,187,925
Xilinx, Inc.	15,451	1,052,368
		31,392,993
Software — 4.0%
Activision Blizzard, Inc.	20,675	1,466,064
Adobe Systems, Inc.(1)	9,051	2,256,233
Autodesk, Inc.(1)	9,622	1,242,200
Aveva Group plc	5,781	182,453
Bottomline Technologies de, Inc.(1)	4,020	191,191
Cadence Design Systems, Inc.(1)	5,379	228,339
Electronic Arts, Inc.(1)	24,171	3,164,226
Fair Isaac Corp.(1)	290	53,369
Guidewire Software, Inc.(1)	9,709	901,384

26

	Shares/ Principal Amount	Value
Microsoft Corp.	132,730	$13,119,033
Nice Ltd. ADR(1)	2,260	238,995
Nintendo Co. Ltd.	1,900	782,161
Oracle Corp. (New York)	51,929	2,426,123
Paycom Software, Inc.(1)	522	55,055
Paylocity Holding Corp.(1)	1,377	82,276
RealPage, Inc.(1)	2,993	175,839
Red Hat, Inc.(1)	10,165	1,650,999
RingCentral, Inc., Class A(1)	1,986	150,440
salesforce.com, Inc.(1)	11,949	1,545,364
ServiceNow, Inc.(1)	5,922	1,051,806
Splunk, Inc.(1)	15,250	1,689,853
Synopsys, Inc.(1)	4,475	394,113
Take-Two Interactive Software, Inc.(1)	10,686	1,197,687
Tyler Technologies, Inc.(1)	3,987	923,469
Ubisoft Entertainment SA(1)	8,094	884,231
Zendesk, Inc.(1)	2,927	163,590
		36,216,493
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	9,652	1,241,440
Asbury Automotive Group, Inc.(1)	2,036	141,604
At Home Group, Inc.(1)	1,419	49,111
AutoZone, Inc.(1)	600	389,592
Best Buy Co., Inc.	16,330	1,114,522
Boot Barn Holdings, Inc.(1)	3,030	71,750
Burlington Stores, Inc.(1)	9,914	1,449,922
Camping World Holdings, Inc., Class A	7,486	142,234
Fnac Darty SA(1)	1,940	203,829
Foschini Group Ltd. (The)	26,815	387,808
Home Depot, Inc. (The)	1,325	247,179
Hotel Shilla Co. Ltd.	7,431	851,033
Kingfisher plc	554,911	2,248,178
MarineMax, Inc.(1)	826	19,370
National Vision Holdings, Inc.(1)	2,294	83,502
Nextage Co. Ltd.	9,100	103,693
Nitori Holdings Co. Ltd.	4,000	685,990
O'Reilly Automotive, Inc.(1)	5,775	1,555,843
Penske Automotive Group, Inc.	1,341	64,569
Petrobras Distribuidora SA	63,800	310,978
RH(1)	679	66,359
Ross Stores, Inc.	25,410	2,004,341
Sleep Number Corp.(1)	1,711	47,857
Tailored Brands, Inc.	1,394	45,737
TJX Cos., Inc. (The)	12,355	1,115,904
Vivo Energy plc(1)	19,930	46,364
		14,688,709
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc.	57,074	10,665,418
Cray, Inc.(1)	2,651	66,010
HP, Inc.	12,846	282,997

27

	Shares/ Principal Amount	Value
Samsung Electronics Co. Ltd.	52,305	$2,455,253
Western Digital Corp.	8,170	682,277
		14,151,955
Textiles, Apparel and Luxury Goods — 1.1%
adidas AG	5,920	1,340,233
ANTA Sports Products Ltd.	121,000	696,038
Carter's, Inc.	4,322	471,141
Cie Financiere Richemont SA	10,310	946,784
Columbia Sportswear Co.	675	58,799
Deckers Outdoor Corp.(1)	12,397	1,402,844
G-III Apparel Group Ltd.(1)	1,254	52,543
Kering SA	1,970	1,136,700
Lululemon Athletica, Inc.(1)	2,308	242,455
Michael Kors Holdings Ltd.(1)	18,808	1,079,391
Oxford Industries, Inc.	273	22,528
Shenzhou International Group Holdings Ltd.	69,000	805,996
Tapestry, Inc.	30,723	1,343,210
		9,598,662
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	32,668	429,258
LendingTree, Inc.(1)	246	63,689
Merchants Bancorp	288	7,347
Nationstar Mortgage Holdings, Inc.(1)	1,621	29,048
NMI Holdings, Inc., Class A(1)	4,135	68,848
		598,190
Tobacco — 0.3%
Altria Group, Inc.	22,460	1,251,920
British American Tobacco plc	11,110	571,525
Philip Morris International, Inc.	7,737	615,401
		2,438,846
Trading Companies and Distributors — 0.8%
AerCap Holdings NV(1)	21,738	1,202,329
Ashtead Group plc	18,802	580,194
Bunzl plc	31,150	948,386
DXP Enterprises, Inc.(1)	960	37,459
Ferguson plc	12,950	1,003,647
Foundation Building Materials, Inc.(1)	6,470	99,314
GMS, Inc.(1)	1,025	30,699
Howden Joinery Group plc	19,100	127,267
MonotaRO Co. Ltd.	15,200	609,663
MRC Global, Inc.(1)	4,558	94,123
MSC Industrial Direct Co., Inc., Class A	8,182	751,353
SiteOne Landscape Supply, Inc.(1)	1,634	123,612
United Rentals, Inc.(1)	6,510	1,038,801
Yamazen Corp.	21,700	222,278
		6,869,125
Transportation Infrastructure†
Airports of Thailand PCL	180,100	385,054
Water Utilities†
Connecticut Water Service, Inc.	382	24,646

28

	Shares/ Principal Amount	Value
SJW Group	867	$54,734
		79,380
Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG	1,357	93,917
America Movil SAB de CV, Series L ADR	29,675	460,259
T-Mobile US, Inc.(1)	19,388	1,079,912
		1,634,088
TOTAL COMMON STOCKS (Cost $535,845,868)		700,651,530
CORPORATE BONDS — 8.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)	$25,000	27,875
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	125,781
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	29,919
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	57,068
KLX, Inc., 5.875%, 12/1/22(2)	70,000	73,412
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	59,557
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	18,667
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	19,376
TransDigm, Inc., 6.00%, 7/15/22	135,000	137,194
TransDigm, Inc., 6.375%, 6/15/26	50,000	50,375
United Technologies Corp., 6.05%, 6/1/36	66,000	76,656
		675,880
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	80,000	77,205
XPO Logistics, Inc., 6.50%, 6/15/22(2)	40,000	41,110
		118,315
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	125,419
United Continental Holdings, Inc., 5.00%, 2/1/24	140,000	136,500
		261,919
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	20,000	20,650
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	110,000	110,055
Tenneco, Inc., 5.00%, 7/15/26	105,000	96,044
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	110,995
		337,744
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18	10,000	9,990
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	125,000	126,131
Ford Motor Co., 4.35%, 12/8/26	40,000	39,568
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	330,000	351,555
General Motors Co., 5.15%, 4/1/38	60,000	58,334
General Motors Financial Co., Inc., 3.20%, 7/6/21	130,000	128,807
General Motors Financial Co., Inc., 5.25%, 3/1/26	60,000	62,843
Toyota Motor Credit Corp., MTN, VRN, 2.57%, 8/15/18, resets quarterly off the 3-month LIBOR plus 0.23%	500,000	500,328
		1,277,556

29

		Shares/ Principal Amount	Value
Banks — 0.7%
Akbank Turk AS, 5.00%, 10/24/22		$70,000	$67,055
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		143,000	140,710
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)		150,000	138,563
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)		114,000	106,448
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	117,015
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		$150,000	142,539
Banistmo SA, 3.65%, 9/19/22		150,000	142,463
Bank of America Corp., MTN, 4.20%, 8/26/24		200,000	201,831
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	69,300
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	131,978
Bank of America Corp., MTN, 5.00%, 1/21/44		$140,000	150,485
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		20,000	20,064
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	69,211
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	122,516
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	29,676
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	100,000	116,737
Capital One Financial Corp., 3.75%, 7/28/26		$225,000	210,787
Citigroup, Inc., 2.75%, 4/25/22		110,000	106,934
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,154
Citigroup, Inc., 3.20%, 10/21/26		25,000	23,345
Citigroup, Inc., 4.45%, 9/29/27		230,000	227,630
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		140,000	132,133
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	144,053
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	100,000	122,211
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	120,518
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	167,462
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	40,785
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	72,267
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	31,258
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	39,734
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	431,116
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	105,698
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		50,000	46,204
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		20,000	18,360
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	114,236
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	106,413
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	34,409
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$257,000	258,283
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		225,000	231,230
Regions Financial Corp., 2.75%, 8/14/22		50,000	48,466
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,243
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		121,000	120,159
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)		90,000	83,934
US Bancorp, MTN, 3.60%, 9/11/24		110,000	109,255

30

	Shares/ Principal Amount	Value
Wells Fargo & Co., 3.07%, 1/24/23	$80,000	$77,925
Wells Fargo & Co., 4.125%, 8/15/23	100,000	101,096
Wells Fargo & Co., 3.00%, 4/22/26	140,000	130,765
Wells Fargo & Co., MTN, 2.60%, 7/22/20	225,000	222,256
Wells Fargo & Co., MTN, 4.10%, 6/3/26	70,000	68,936
Wells Fargo & Co., MTN, 4.65%, 11/4/44	36,000	34,889
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)	30,000	28,706
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	500,000	498,486
Woori Bank, MTN, 4.75%, 4/30/24	86,000	87,030
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)	70,000	64,149
Zenith Bank plc, 6.25%, 4/22/19(2)	150,000	150,615
		6,517,721
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	180,000	179,175
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	150,000	147,438
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	130,000	135,460
Constellation Brands, Inc., 4.75%, 12/1/25	90,000	93,885
		555,958
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	170,000	166,095
AbbVie, Inc., 3.60%, 5/14/25	20,000	19,515
AbbVie, Inc., 4.40%, 11/6/42	80,000	76,934
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)	80,000	80,776
Amgen, Inc., 4.66%, 6/15/51	80,000	79,994
Biogen, Inc., 3.625%, 9/15/22	70,000	70,293
Celgene Corp., 3.25%, 8/15/22	50,000	49,205
Celgene Corp., 3.625%, 5/15/24	150,000	147,180
Celgene Corp., 3.875%, 8/15/25	40,000	39,256
Celgene Corp., 5.00%, 8/15/45	10,000	9,936
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	41,543
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	227,741
		1,008,468
Building Products†
Masco Corp., 4.45%, 4/1/25	60,000	60,865
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	50,000	45,179
SURA Asset Management SA, 4.375%, 4/11/27	55,000	52,800
		97,979
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	140,000	140,875
Blue Cube Spinco LLC, 9.75%, 10/15/23	65,000	74,669
CF Industries, Inc., 3.45%, 6/1/23	95,000	90,072
Chemours Co. (The), 6.625%, 5/15/23	50,000	52,576
Equate Petrochemical BV, 4.25%, 11/3/26(2)	46,000	44,407
Hexion, Inc., 6.625%, 4/15/20	80,000	75,700
Huntsman International LLC, 5.125%, 11/15/22	85,000	87,869

31

	Shares/ Principal Amount	Value
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	$120,000	$120,900
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	200,000	192,000
Olin Corp., 5.125%, 9/15/27	70,000	68,250
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	51,375
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	80,000	77,100
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	29,175
		1,104,968
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	103,500
Covanta Holding Corp., 5.875%, 3/1/24	160,000	157,600
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	100,750
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	123,587
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	73,000	77,541
Republic Services, Inc., 3.55%, 6/1/22	100,000	100,671
Waste Management, Inc., 4.10%, 3/1/45	40,000	39,745
		703,394
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(2)	100,000	93,750
HTA Group Ltd., 9.125%, 3/8/22(2)	86,000	87,914
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	50,000	50,633
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	142,625
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	87,300
		462,222
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	123,750
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	100,000	98,599
Cemex SAB de CV, 6.125%, 5/5/25	115,000	116,568
Owens Corning, 4.20%, 12/15/22	50,000	50,885
Standard Industries, Inc., 6.00%, 10/15/25(2)	100,000	101,500
USG Corp., 5.50%, 3/1/25(2)	60,000	62,550
		430,102
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	210,000	201,600
Consumer Finance — 0.1%
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,675
CIT Group, Inc., 5.00%, 8/15/22	160,000	163,000
CIT Group, Inc., 5.00%, 8/1/23	50,000	50,625
Discover Financial Services, 3.75%, 3/4/25	150,000	144,975
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	72,362
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	99,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	35,088
Navient Corp., 5.00%, 10/26/20	65,000	65,553
Navient Corp., 5.50%, 1/25/23	220,000	216,931
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	90,000	89,100

32

		Shares/ Principal Amount	Value
Synchrony Financial, 2.60%, 1/15/19		$30,000	$29,955
Synchrony Financial, 3.00%, 8/15/19		10,000	10,000
			1,113,764
Containers and Packaging — 0.1%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23		200,000	200,500
Ball Corp., 5.00%, 3/15/22		40,000	41,250
Ball Corp., 4.00%, 11/15/23		100,000	98,375
Ball Corp., 5.25%, 7/1/25		35,000	35,787
Berry Global, Inc., 5.50%, 5/15/22		85,000	86,594
Berry Global, Inc., 5.125%, 7/15/23		60,000	59,625
BWAY Holding Co., 5.50%, 4/15/24(2)		40,000	39,600
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	185,506
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		40,000	40,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	98,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		200,000	205,615
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	106,969
			1,198,996
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	38,819
Diversified Financial Services — 0.4%
Ally Financial, Inc., 4.75%, 9/10/18		150,000	150,713
Ally Financial, Inc., 4.625%, 3/30/25		155,000	153,644
Ally Financial, Inc., 5.75%, 11/20/25		20,000	20,465
Ally Financial, Inc., 8.00%, 11/1/31		70,000	84,350
Bank of America Corp., VRN, 3.42%, 12/20/27(3)		13,000	12,272
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	83,250
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	100,000	129,281
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	195,787
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		220,000	218,137
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	19,821
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	73,783
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	53,827
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	125,858
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		195,000	185,111
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	111,298
HSBC Holdings plc, 2.95%, 5/25/21		200,000	197,560
HSBC Holdings plc, 4.375%, 11/23/26		200,000	197,541
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	91,744
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	81,100
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		170,000	155,338
Morgan Stanley, 2.75%, 5/19/22		30,000	29,243
Morgan Stanley, 5.00%, 11/24/25		30,000	31,351
Morgan Stanley, 4.375%, 1/22/47		30,000	29,322

33

	Shares/ Principal Amount	Value
Morgan Stanley, MTN, 5.625%, 9/23/19	$250,000	$258,890
Morgan Stanley, MTN, 3.70%, 10/23/24	270,000	268,164
Morgan Stanley, MTN, 4.00%, 7/23/25	130,000	130,590
		3,088,440
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.00%, 3/1/21	70,000	73,053
AT&T, Inc., 3.40%, 5/15/25	170,000	162,174
AT&T, Inc., 4.10%, 2/15/28(2)	30,000	29,261
AT&T, Inc., 4.75%, 5/15/46	12,000	11,085
AT&T, Inc., 5.15%, 11/15/46(2)	91,000	88,724
CenturyLink, Inc., 5.625%, 4/1/20	170,000	172,762
CenturyLink, Inc., 5.80%, 3/15/22	90,000	88,988
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)	30,000	27,000
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	180,000	173,090
Frontier Communications Corp., 7.125%, 3/15/19	205,000	208,587
Frontier Communications Corp., 7.125%, 1/15/23	145,000	106,756
Frontier Communications Corp., 6.875%, 1/15/25	140,000	90,300
Frontier Communications Corp., 11.00%, 9/15/25	10,000	8,050
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	95,500
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	47,875
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	172,375
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	180,000	187,200
Level 3 Financing, Inc., 5.375%, 8/15/22	160,000	160,400
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	53,350
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	129,000	134,997
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)	86,000	81,759
Orange SA, 4.125%, 9/14/21	70,000	72,156
Sprint Capital Corp., 8.75%, 3/15/32	100,000	107,875
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	204,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,546
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	58,918
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	45,117
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	38,775
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	28,757
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	95,000	55,338
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)	49,000	46,428
		2,841,196
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)	86,000	84,405
Greenko Investment Co., 4.875%, 8/16/23(2)	57,000	52,719
Minejesa Capital BV, 4.625%, 8/10/30(2)	114,000	105,806
		242,930
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	96,000	96,240
Ensco plc, 5.20%, 3/15/25	80,000	67,300

34

	Shares/ Principal Amount	Value
Halliburton Co., 3.80%, 11/15/25	$60,000	$59,905
Halliburton Co., 4.85%, 11/15/35	40,000	42,205
Nabors Industries, Inc., 4.625%, 9/15/21	70,000	68,950
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	221,487
Precision Drilling Corp., 5.25%, 11/15/24	105,000	99,225
Transocean, Inc., 9.00%, 7/15/23(2)	200,000	216,250
Weatherford International Ltd., 7.75%, 6/15/21	95,000	96,781
Weatherford International Ltd., 4.50%, 4/15/22	185,000	169,368
		1,137,711
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	60,000	62,139
American Tower Corp., 3.375%, 10/15/26	70,000	65,095
Boston Properties LP, 3.65%, 2/1/26	70,000	67,977
CoreCivic, Inc., 4.125%, 4/1/20	70,000	70,525
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,532
Crown Castle International Corp., 4.45%, 2/15/26	80,000	80,366
Equinix, Inc., 5.375%, 4/1/23	70,000	71,925
Equinix, Inc., 5.375%, 5/15/27	90,000	90,589
Essex Portfolio LP, 3.625%, 8/15/22	70,000	70,187
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,545
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	80,505
Iron Mountain, Inc., 4.875%, 9/15/27(2)	100,000	93,500
Kilroy Realty LP, 3.80%, 1/15/23	60,000	59,915
Kilroy Realty LP, 4.375%, 10/1/25	20,000	20,143
Kimco Realty Corp., 2.80%, 10/1/26	50,000	44,485
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	91,350
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,750
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)	95,000	89,034
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)	60,000	58,762
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	85,000	83,274
Welltower, Inc., 3.75%, 3/15/23	60,000	59,658
		1,365,256
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(2)	57,000	56,074
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)	200,000	222,940
		279,014
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	150,000	141,795
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(4)	40,000	40,100
Cencosud SA, 4.375%, 7/17/27	140,000	126,714
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)	229,000	224,526
CVS Health Corp., 3.50%, 7/20/22	50,000	49,832
Horizon Pharma, Inc., 6.625%, 5/1/23	75,000	75,750

35

		Shares/ Principal Amount	Value
Kroger Co. (The), 3.30%, 1/15/21		$110,000	$110,456
Kroger Co. (The), 3.875%, 10/15/46		30,000	25,434
Rite Aid Corp., 6.125%, 4/1/23(2)		200,000	205,750
SUPERVALU, Inc., 6.75%, 6/1/21		22,000	22,434
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	84,859
Walmart, Inc., 2.55%, 4/11/23		$4,000	3,905
			1,111,555
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	75,400
General Mills, Inc., 4.00%, 4/17/25		40,000	39,906
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	71,138
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		60,000	57,675
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		80,000	75,000
Kraft Heinz Foods Co., 5.20%, 7/15/45		30,000	30,081
Kraft Heinz Foods Co., 4.375%, 6/1/46		10,000	8,906
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		90,000	88,875
MHP SE, 7.75%, 5/10/24(2)		71,000	72,977
Minerva Luxembourg SA, 6.50%, 9/20/26		183,000	169,046
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		40,000	34,150
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		280,000	270,900
Post Holdings, Inc., 5.00%, 8/15/26(2)		250,000	235,000
			1,229,054
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		50,000	51,358
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		22,000	22,963
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		90,000	94,275
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		190,000	189,525
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,900
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	89,212
Enbridge, Inc., 4.00%, 10/1/23		40,000	40,215
Enbridge, Inc., 4.50%, 6/10/44		40,000	38,261
Energy Transfer Equity LP, 4.25%, 3/15/23		50,000	48,563
Energy Transfer Equity LP, 5.875%, 1/15/24		110,000	114,400
Energy Transfer Equity LP, 5.50%, 6/1/27		125,000	127,031
Energy Transfer Partners LP, 4.15%, 10/1/20		70,000	71,120
Energy Transfer Partners LP, 3.60%, 2/1/23		12,000	11,726
Energy Transfer Partners LP, 6.50%, 2/1/42		40,000	42,545
Enterprise Products Operating LLC, 5.20%, 9/1/20		35,000	36,751
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	132,973
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		45,000	45,900
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		200,000	188,500

36

	Shares/ Principal Amount	Value
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	$50,000	$52,820
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	102,110
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	37,384
MPLX LP, 4.875%, 6/1/25	140,000	145,066
MPLX LP, 4.50%, 4/15/38	20,000	19,048
MPLX LP, 5.20%, 3/1/47	10,000	10,217
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,300
ONEOK, Inc., 4.00%, 7/13/27	40,000	39,112
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	88,809
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	31,190	31,986
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	130,000	134,186
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	128,432
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	107,190
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	143,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	93,060
TransCanada PipeLines Ltd., 2.50%, 8/1/22	12,000	11,579
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,882
Williams Cos., Inc. (The), 4.55%, 6/24/24	220,000	221,925
Williams Partners LP, 5.10%, 9/15/45	50,000	50,263
		2,890,837
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 2.00%, 9/15/18	20,000	19,964
Abbott Laboratories, 3.75%, 11/30/26	115,000	113,722
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	78,540
Becton Dickinson and Co., 3.70%, 6/6/27	40,000	38,113
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	70,787
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	137,700
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	91,350
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	33,250
Medtronic, Inc., 2.50%, 3/15/20	40,000	39,804
Medtronic, Inc., 3.50%, 3/15/25	130,000	129,652
Medtronic, Inc., 4.375%, 3/15/35	50,000	52,382
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	49,500
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	65,529
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	26,954
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	44,715
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,782
		1,021,744
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,125
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,138
Aetna, Inc., 2.75%, 11/15/22	60,000	58,066

37

	Shares/ Principal Amount	Value
Anthem, Inc., 3.65%, 12/1/27	$40,000	$38,193
Anthem, Inc., 4.65%, 1/15/43	40,000	39,048
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	146,250
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	46,750
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	33,064
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	31,800
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	93,750
CVS Health Corp., 4.30%, 3/25/28	120,000	119,329
CVS Health Corp., 4.78%, 3/25/38	40,000	39,804
CVS Health Corp., 5.05%, 3/25/48	60,000	61,450
DaVita, Inc., 5.125%, 7/15/24	107,000	104,526
DaVita, Inc., 5.00%, 5/1/25	155,000	147,296
Encompass Health Corp., 5.75%, 11/1/24	55,000	56,031
Envision Healthcare Corp., 5.625%, 7/15/22	155,000	158,294
Express Scripts Holding Co., 3.40%, 3/1/27	130,000	120,158
HCA, Inc., 3.75%, 3/15/19	120,000	120,900
HCA, Inc., 7.50%, 2/15/22	215,000	234,887
HCA, Inc., 4.75%, 5/1/23	155,000	156,356
HCA, Inc., 5.00%, 3/15/24	110,000	111,067
HCA, Inc., 5.375%, 2/1/25	220,000	216,700
HCA, Inc., 4.50%, 2/15/27	70,000	66,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	95,750
Kindred Healthcare, Inc., 8.00%, 1/15/20	120,000	128,399
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	61,858
Mylan NV, 3.95%, 6/15/26	30,000	28,651
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	28,890
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	49,950
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	241,215
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	49,875
Tenet Healthcare Corp., 5.125%, 5/1/25(2)	150,000	146,062
Tenet Healthcare Corp., 7.00%, 8/1/25(2)	230,000	229,425
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	79,249
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	80,380
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	54,511
Universal Health Services, Inc., 5.00%, 6/1/26(2)	125,000	121,406
		3,692,103
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	130,000	123,825
Aramark Services, Inc., 5.125%, 1/15/24	65,000	66,170
Aramark Services, Inc., 5.00%, 4/1/25(2)	30,000	30,075
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	95,891
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	77,063
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	169,800
Golden Nugget, Inc., 6.75%, 10/15/24(2)	140,000	141,925
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	143,250

38

	Shares/ Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	$90,000	$87,075
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	176,375
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	87,763
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	45,000	44,100
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	29,521
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	21,284
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	70,626
MGM Resorts International, 6.00%, 3/15/23	135,000	139,725
MGM Resorts International, 4.625%, 9/1/26	50,000	46,500
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	175,000	167,562
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,834
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	70,438
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	113,007
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	235,000	230,887
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	49,563
		2,264,259
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	5,138
Beazer Homes USA, Inc., 6.75%, 3/15/25	130,000	126,750
Beazer Homes USA, Inc., 5.875%, 10/15/27	90,000	80,109
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	50,755
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,025
Lennar Corp., 4.50%, 4/30/24	160,000	155,600
Meritage Homes Corp., 5.125%, 6/6/27	190,000	178,125
PulteGroup, Inc., 5.50%, 3/1/26	100,000	99,875
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	60,675
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	225,000	221,558
Toll Brothers Finance Corp., 4.35%, 2/15/28	50,000	45,300
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	265,000	264,920
William Lyon Homes, Inc., 5.875%, 1/31/25	115,000	109,647
		1,429,477
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)	65,000	63,862
Spectrum Brands, Inc., 6.625%, 11/15/22	155,000	160,580
Spectrum Brands, Inc., 5.75%, 7/15/25	40,000	39,800
		264,242
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47	30,000	29,153
General Electric Co., 4.125%, 10/9/42	30,000	27,487
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	103,700
		160,340

39

		Shares/ Principal Amount	Value
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	100,000	$131,557
American International Group, Inc., 4.125%, 2/15/24		$110,000	111,030
American International Group, Inc., 4.50%, 7/16/44		40,000	37,678
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25(3)	EUR	100,000	117,442
AXA SA, 7.125%, 12/15/20	GBP	20,000	30,178
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	78,153
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	29,486
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	53,029
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	68,183
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	29,297
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	100,000	122,195
Fiore Capital LLC, VRDN, 1.80%, 6/1/18 (LOC: Wells Fargo Bank N.A.)(3)		$450,000	450,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	34,737
Genworth Holdings, Inc., VRN, 4.35%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	11,906
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	23,892
International Lease Finance Corp., 5.875%, 8/15/22		100,000	107,283
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	117,897
Liberty Mutual Group, Inc., VRN, 5.03%, 6/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$125,000	124,062
Markel Corp., 4.90%, 7/1/22		70,000	72,711
MetLife, Inc., 4.125%, 8/13/42		30,000	28,459
MetLife, Inc., 4.875%, 11/13/43		30,000	31,798
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	29,849
Prudential Financial, Inc., 3.94%, 12/7/49		90,000	82,882
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,561
Travelers Cos., Inc. (The), 4.05%, 3/7/48		30,000	29,341
Voya Financial, Inc., 5.70%, 7/15/43		50,000	55,646
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)		75,000	75,937
WR Berkley Corp., 4.625%, 3/15/22		40,000	41,572
WR Berkley Corp., 4.75%, 8/1/44		30,000	30,694
			2,169,455
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	193,447
JD.com, Inc., 3.875%, 4/29/26		143,000	136,378
			329,825
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21		40,000	41,400
Netflix, Inc., 5.75%, 3/1/24		100,000	102,880
			144,280
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		15,000	15,188
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	93,150
Fidelity National Information Services, Inc., 3.00%, 8/15/26		100,000	92,069
First Data Corp., 7.00%, 12/1/23(2)		150,000	157,500

40

	Shares/ Principal Amount	Value
First Data Corp., 5.00%, 1/15/24(2)	$80,000	$80,220
First Data Corp., 5.75%, 1/15/24(2)	120,000	120,900
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	80,635
		639,662
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	115,000	122,989
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	220,000
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	52,298
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	31,480
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	256,958
Altice France SA, 7.375%, 5/1/26(2)	140,000	137,025
Altice US Finance I Corp., 5.375%, 7/15/23(2)	100,000	98,750
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	48,140
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	98,125
AMC Networks, Inc., 4.75%, 8/1/25	190,000	179,075
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	243,000	242,245
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	125,000
CBS Corp., 4.00%, 1/15/26	40,000	39,158
CBS Corp., 4.85%, 7/1/42	30,000	28,823
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,806
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	150,000	147,330
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	125,000	117,344
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	173,118
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	53,338
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,688
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	220,000
Comcast Corp., 6.40%, 5/15/38	100,000	121,788
Comcast Corp., 4.75%, 3/1/44	30,000	29,869
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	103,500
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	86,400
Digicel Ltd., 6.00%, 4/15/21	86,000	79,228
Discovery Communications LLC, 5.625%, 8/15/19	32,000	32,999
Discovery Communications LLC, 3.95%, 3/20/28	140,000	132,417
DISH DBS Corp., 6.75%, 6/1/21	100,000	100,000
DISH DBS Corp., 5.00%, 3/15/23	130,000	112,775
DISH DBS Corp., 5.875%, 11/15/24	175,000	145,994
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	94,500
Gray Television, Inc., 5.875%, 7/15/26(2)	175,000	165,812
GTH Finance BV, 7.25%, 4/26/23(2)	87,000	90,858
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,060

41

	Shares/ Principal Amount	Value
Lamar Media Corp., 5.00%, 5/1/23	$90,000	$91,687
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,600
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	75,000	78,111
McClatchy Co. (The), 9.00%, 12/15/22	29,000	30,233
Myriad International Holdings BV, 6.00%, 7/18/20	86,000	89,930
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	48,674
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	137,291
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	110,000	109,392
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	86,062
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	120,000	119,814
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	93,812
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	60,000	61,650
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	54,519
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	131,137
Time Warner Cable LLC, 6.75%, 7/1/18	35,000	35,100
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	28,841
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	25,281
Time Warner, Inc., 2.95%, 7/15/26	80,000	72,940
Time Warner, Inc., 3.80%, 2/15/27	60,000	58,082
Time Warner, Inc., 5.35%, 12/15/43	30,000	30,867
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)	115,000	107,867
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	156,978
Viacom, Inc., 3.125%, 6/15/22	10,000	9,786
Viacom, Inc., 4.25%, 9/1/23	55,000	54,975
Viacom, Inc., 4.375%, 3/15/43	20,000	17,174
Videotron Ltd., 5.00%, 7/15/22	75,000	76,406
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	141,187
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 4/4/23(2)	125,000	126,406
VTR Finance BV, 6.875%, 1/15/24	129,000	131,890
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	11,585
WMG Acquisition Corp., 5.625%, 4/15/22(2)	144,000	146,880
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	80,750
Ziggo BV, 5.50%, 1/15/27(2)	150,000	143,580
		6,197,388
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27	90,000	86,400
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	79,703
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	41,950
Allegheny Technologies, Inc., 5.95%, 1/15/21	205,000	208,075
ArcelorMittal, 5.75%, 3/1/21	70,000	72,975
Arconic, Inc., 5.40%, 4/15/21	45,000	46,346
Arconic, Inc., 5.125%, 10/1/24	160,000	161,100
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	34,516
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	210,787
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	91,125
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	50,313
42

	Shares/ Principal Amount	Value
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)	$140,000	$133,350
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)	90,000	85,387
Freeport-McMoRan, Inc., 3.55%, 3/1/22	130,000	125,572
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,855
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	198,875
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	52,041
Kinross Gold Corp., 5.125%, 9/1/21	25,000	25,813
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	74,025
Nexa Resources SA, 5.375%, 5/4/27	128,000	124,001
Novelis Corp., 6.25%, 8/15/24(2)	50,000	50,755
Novelis Corp., 5.875%, 9/30/26(2)	190,000	186,694
Southern Copper Corp., 5.25%, 11/8/42	20,000	20,083
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	117,156
Steel Dynamics, Inc., 5.00%, 12/15/26	25,000	24,783
Teck Resources Ltd., 4.75%, 1/15/22	240,000	243,674
Teck Resources Ltd., 6.25%, 7/15/41	40,000	41,400
United States Steel Corp., 7.375%, 4/1/20	44,000	46,750
Vedanta Resources plc, 6.125%, 8/9/24(2)	121,000	112,764
		2,750,268
Multi-Utilities — 0.4%
AES Corp., 4.875%, 5/15/23	245,000	246,837
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	29,850
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	73,313
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	142,125
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	49,802
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	37,680
Calpine Corp., 5.375%, 1/15/23	160,000	153,000
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	146,216
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	38,873
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	120,143
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	9,680
Dominion Energy, Inc., 3.625%, 12/1/24	90,000	88,906
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	31,250
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	66,882
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	38,983
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	40,548
Exelon Corp., 5.15%, 12/1/20	70,000	72,743
Exelon Corp., 4.45%, 4/15/46	20,000	19,860
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,065
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	30,378
FirstEnergy Corp., 4.25%, 3/15/23	70,000	71,423
FirstEnergy Corp., 4.85%, 7/15/47	20,000	20,833
Florida Power & Light Co., 3.95%, 3/1/48	30,000	30,069
Georgia Power Co., 4.30%, 3/15/42	30,000	30,466
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	57,000	63,035

43

	Shares/ Principal Amount	Value
KazTransGas JSC, 4.375%, 9/26/27(2)	$114,000	$107,103
Listrindo Capital BV, 4.95%, 9/14/26	57,000	53,723
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	63,949
NiSource, Inc., 5.65%, 2/1/45	40,000	46,049
NRG Energy, Inc., 6.25%, 7/15/22	100,000	103,500
NRG Energy, Inc., 6.25%, 5/1/24	155,000	160,812
NRG Energy, Inc., 7.25%, 5/15/26	75,000	80,813
Pacific Gas & Electric Co., 4.00%, 12/1/46	30,000	27,188
Pampa Energia SA, 7.50%, 1/24/27	114,000	109,263
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	114,000	116,359
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	40,393
Progress Energy, Inc., 3.15%, 4/1/22	40,000	39,556
Sempra Energy, 2.875%, 10/1/22	70,000	68,499
Sempra Energy, 3.25%, 6/15/27	50,000	47,120
Sempra Energy, 4.00%, 2/1/48	30,000	27,721
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	18,592
Southern Power Co., 5.15%, 9/15/41	20,000	20,620
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	18,892
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	74,100
Vistra Energy Corp., 7.375%, 11/1/22	160,000	168,464
Vistra Energy Corp., 7.625%, 11/1/24	60,000	64,725
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	29,000
		3,180,401
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	1,000	984
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	75,853
		76,837
Oil, Gas and Consumable Fuels — 1.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	100,000	105,750
Anadarko Petroleum Corp., 5.55%, 3/15/26	68,000	73,674
Anadarko Petroleum Corp., 6.45%, 9/15/36	28,000	33,071
Antero Resources Corp., 5.125%, 12/1/22	145,000	146,450
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,700
Antero Resources Corp., 5.00%, 3/1/25	40,000	39,938
Apache Corp., 4.75%, 4/15/43	30,000	29,423
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	69,213
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	13,000	13,081
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	71,225
Cenovus Energy, Inc., 4.25%, 4/15/27	20,000	19,247
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	72,000	76,410
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	149,437
Chevron Corp., 2.10%, 5/16/21	50,000	48,949
Cimarex Energy Co., 4.375%, 6/1/24	50,000	51,229
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	138,378
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	51,003

44

	Shares/ Principal Amount	Value
CNX Resources Corp., 5.875%, 4/15/22	$225,000	$227,531
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	125,000	131,562
Concho Resources, Inc., 4.375%, 1/15/25	80,000	80,607
Concho Resources, Inc., 4.875%, 10/1/47	20,000	20,583
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	37,503
Continental Resources, Inc., 5.00%, 9/15/22	165,000	167,695
Continental Resources, Inc., 3.80%, 6/1/24	125,000	122,391
Denbury Resources, Inc., 9.00%, 5/15/21(2)	50,000	53,250
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	63,000
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	101,719
Ecopetrol SA, 5.875%, 5/28/45	185,000	177,554
Encana Corp., 6.50%, 2/1/38	30,000	36,208
EOG Resources, Inc., 5.625%, 6/1/19	24,000	24,632
EOG Resources, Inc., 4.10%, 2/1/21	40,000	41,004
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	90,000	71,550
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	89,550
Equinor ASA, 2.45%, 1/17/23	80,000	77,219
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	77,008
Exxon Mobil Corp., 3.04%, 3/1/26	10,000	9,727
Exxon Mobil Corp., VRN, 3.08%, 6/1/18, resets quarterly off the 3-month LIBOR plus 0.78%	400,000	402,355
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	30,000	27,675
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	400,000	419,361
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	79,000	83,974
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	79,000	90,733
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	120,000	113,184
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	70,875
Gulfport Energy Corp., 6.375%, 5/15/25	175,000	168,654
Halcon Resources Corp., 6.75%, 2/15/25	195,000	183,787
Hess Corp., 6.00%, 1/15/40	40,000	41,711
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	40,000	40,100
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	70,000
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,476
Marathon Oil Corp., 4.40%, 7/15/27	60,000	60,850
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	90,750
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	75,446
Murphy Oil Corp., 4.45%, 12/1/22	90,000	88,875
Newfield Exploration Co., 5.75%, 1/30/22	85,000	89,463
Newfield Exploration Co., 5.375%, 1/1/26	50,000	51,688
Noble Energy, Inc., 4.15%, 12/15/21	60,000	61,205
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	178,062
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	160,000	158,800
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	197,362
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	94,250

45

	Shares/ Principal Amount	Value
Petroleos Mexicanos, 6.00%, 3/5/20	$52,000	$53,833
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,150
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	28,215
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	81,484
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	29,168
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	50,274
Phillips 66, 4.30%, 4/1/22	70,000	72,577
Phillips 66, 3.90%, 3/15/28	40,000	39,776
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)	114,000	114,319
QEP Resources, Inc., 5.375%, 10/1/22	150,000	153,330
Range Resources Corp., 5.00%, 8/15/22	155,000	154,225
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	257,000	267,619
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	181,829
Saka Energi Indonesia PT, 4.45%, 5/5/24	114,000	108,288
Sanchez Energy Corp., 7.75%, 6/15/21	125,000	108,085
Sanchez Energy Corp., 6.125%, 1/15/23	75,000	49,688
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,624
Shell International Finance BV, 3.625%, 8/21/42	55,000	51,299
SM Energy Co., 6.50%, 1/1/23	45,000	45,900
SM Energy Co., 5.00%, 1/15/24	70,000	65,975
Southwestern Energy Co., 6.70%, 1/23/25	150,000	148,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	106,502
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	129,937
Total Capital Canada Ltd., 2.75%, 7/15/23	8,000	7,769
Tullow Oil plc, 7.00%, 3/1/25(2)	150,000	149,250
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(2)	121,000	112,003
Whiting Petroleum Corp., 5.75%, 3/15/21	140,000	143,150
WPX Energy, Inc., 6.00%, 1/15/22	100,000	105,500
WPX Energy, Inc., 8.25%, 8/1/23	65,000	74,100
YPF SA, 8.50%, 7/28/25	114,000	116,708
YPF SA, 6.95%, 7/21/27	114,000	106,020
		8,614,204
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	50,000	46,334
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	38,137
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,081
Allergan Finance LLC, 3.25%, 10/1/22	88,000	85,810
Allergan Funding SCS, 3.85%, 6/15/24	100,000	98,235
Allergan Funding SCS, 4.55%, 3/15/35	40,000	38,342
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	25,977
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	97,175
IQVIA, Inc., 4.875%, 5/15/23(2)	150,000	151,500

46

	Shares/ Principal Amount	Value
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	$200,000	$192,609
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	150,000	121,352
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	150,000	152,193
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)	115,000	116,256
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)	130,000	132,301
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	140,250
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)	50,000	52,562
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	120,000	111,450
Zoetis, Inc., 3.00%, 9/12/27	30,000	27,841
		1,553,934
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	39,150
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	104,275
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	32,796
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,353
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	79,580
CSX Corp., 3.40%, 8/1/24	60,000	59,234
CSX Corp., 3.25%, 6/1/27	40,000	37,989
Union Pacific Corp., 4.75%, 9/15/41	80,000	85,868
		412,095
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	23,000	25,245
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,587
Micron Technology, Inc., 5.50%, 2/1/25	23,000	24,043
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	74,672
		171,547
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	263,000	268,589
IQVIA, Inc., 5.00%, 10/15/26(2)	45,000	43,144
Microsoft Corp., 2.70%, 2/12/25	100,000	96,168
Microsoft Corp., 3.125%, 11/3/25	90,000	88,577
Microsoft Corp., 3.45%, 8/8/36	20,000	19,249
Microsoft Corp., 4.25%, 2/6/47	130,000	137,713
Oracle Corp., 3.625%, 7/15/23	90,000	91,857
Oracle Corp., 2.65%, 7/15/26	50,000	46,603
Oracle Corp., 4.00%, 7/15/46	100,000	97,813
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	175,000	178,500
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	86,000	85,862
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	200,000	191,647
		1,345,722
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	210,000	208,950

47

	Shares/ Principal Amount	Value
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	$70,000	$68,961
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	100,000	92,500
Herc Rentals, Inc., 7.50%, 6/1/22(2)	60,000	63,750
Hertz Corp. (The), 7.375%, 1/15/21	90,000	88,200
Hertz Corp. (The), 6.25%, 10/15/22	65,000	58,338
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	133,007
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	88,376
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	76,500
PetSmart, Inc., 7.125%, 3/15/23(2)	200,000	97,160
PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	41,700
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	66,850
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	74,437
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	48,125
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	111,100
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	203,250
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	49,625
		1,570,829
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.50%, 2/9/25	205,000	193,694
Apple, Inc., 2.45%, 8/4/26	50,000	46,076
Apple, Inc., 3.20%, 5/11/27	70,000	68,053
Apple, Inc., 2.90%, 9/12/27	20,000	18,995
CommScope Technologies LLC, 6.00%, 6/15/25(2)	170,000	171,275
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	195,000	209,572
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	179,574
EMC Corp., 2.65%, 6/1/20	50,000	48,828
NCR Corp., 5.00%, 7/15/22	100,000	99,000
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	49,151
Western Digital Corp., 4.75%, 2/15/26	80,000	78,850
		1,163,068
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	88,312
L Brands, Inc., 5.625%, 2/15/22	140,000	143,150
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	100,000	103,250
		334,712
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	286,000	283,824
Utilities†
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	114,000	121,490
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	130,000	126,750
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	114,000	117,135
Digicel Group Ltd., 8.25%, 9/30/20	80,000	61,000
Millicom International Cellular SA, 5.125%, 1/15/28(2)	143,000	132,804
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(2)	120,000	113,188

48

	Shares/ Principal Amount	Value
Sprint Communications, Inc., 6.00%, 11/15/22	$220,000	$218,900
Sprint Corp., 7.25%, 9/15/21	80,000	83,000
Sprint Corp., 7.875%, 9/15/23	70,000	73,640
Sprint Corp., 7.125%, 6/15/24	315,000	318,150
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	136,162
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	104,625
VEON Holdings BV, 5.20%, 2/13/19(2)	171,000	172,527
		1,657,881
TOTAL CORPORATE BONDS (Cost $73,882,547)		72,492,210
U.S. TREASURY SECURITIES — 6.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	162,894
U.S. Treasury Bonds, 4.375%, 11/15/39	250,000	306,167
U.S. Treasury Bonds, 3.00%, 5/15/42	450,000	450,536
U.S. Treasury Bonds, 2.875%, 5/15/43	950,000	928,272
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	45,241
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	160,000	163,337
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	99,809
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	1,549,020
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	598,852
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	49,879
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,445,941	1,584,156
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	247,494	281,341
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,499,031	2,933,201
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	415,656	518,566
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	728,911	703,865
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	336,486	314,412
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,231,397	1,358,011
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,292,907	1,236,200
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	930,429	915,947
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	692,418	703,054
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,262,600	4,226,773
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,623,840	2,666,236
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	2,632,350	2,595,821
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,433,367	1,410,630
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	153,923	150,970
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,495,937	2,459,218
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,567,668	1,534,547
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,501,290	1,489,520
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	802,148	801,657
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,449,252	2,717,981
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,925,764	1,889,503
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,260,312	1,251,689
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,591,795	3,433,028
U.S. Treasury Notes, 1.125%, 1/31/19	2,800,000	2,780,422
U.S. Treasury Notes, 1.75%, 9/30/19	850,000	843,426
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,332,598

49

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.875%, 12/31/19	$700,000	$694,504
U.S. Treasury Notes, 1.375%, 1/15/20(5)	300,000	295,230
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	835,059
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	196,387
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	76,362
U.S. Treasury Notes, 2.00%, 10/31/21	3,000,000	2,940,703
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	195,777
U.S. Treasury Notes, 1.875%, 1/31/22	3,450,000	3,360,044
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	971,699
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	777,687
U.S. Treasury Notes, 2.25%, 8/15/27(5)	505,000	480,026
U.S. Treasury Notes, 2.75%, 2/15/28	200,000	198,148
TOTAL U.S. TREASURY SECURITIES (Cost $57,851,774)		57,508,405
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 1.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.3%
FHLMC, VRN, 1.98%, 6/15/18	16,440	16,930
FHLMC, VRN, 2.31%, 6/15/18	112,343	110,874
FHLMC, VRN, 2.37%, 6/15/18	371,793	369,817
FHLMC, VRN, 2.59%, 6/15/18	17,999	18,598
FHLMC, VRN, 3.08%, 6/15/18	276,438	277,498
FHLMC, VRN, 3.32%, 6/15/18	48,645	51,238
FHLMC, VRN, 3.47%, 6/15/18	22,016	22,683
FHLMC, VRN, 3.62%, 6/15/18	107,476	113,442
FHLMC, VRN, 3.68%, 6/15/18	33,946	34,636
FHLMC, VRN, 3.69%, 6/15/18	48,456	51,133
FHLMC, VRN, 3.83%, 6/15/18	31,678	33,446
FHLMC, VRN, 4.06%, 6/15/18	34,513	35,799
FHLMC, VRN, 4.08%, 6/15/18	35,871	36,985
FHLMC, VRN, 4.23%, 6/15/18	8,945	9,402
FNMA, VRN, 2.93%, 6/25/18	160,083	161,088
FNMA, VRN, 3.16%, 6/25/18	64,196	66,555
FNMA, VRN, 3.17%, 6/25/18	74,730	77,415
FNMA, VRN, 3.18%, 6/25/18	127,371	132,136
FNMA, VRN, 3.18%, 6/25/18	112,901	113,004
FNMA, VRN, 3.18%, 6/25/18	52,148	54,024
FNMA, VRN, 3.18%, 6/25/18	211,354	211,165
FNMA, VRN, 3.21%, 6/25/18	123,842	123,853
FNMA, VRN, 3.25%, 6/25/18	151,766	153,405
FNMA, VRN, 3.32%, 6/25/18	50,015	50,838
FNMA, VRN, 3.38%, 6/25/18	16,334	16,935
FNMA, VRN, 3.47%, 6/25/18	47,069	49,602
FNMA, VRN, 3.53%, 6/25/18	20,988	22,038
FNMA, VRN, 3.56%, 6/25/18	12,806	13,381
FNMA, VRN, 3.61%, 6/25/18	34,193	35,206
FNMA, VRN, 3.93%, 6/25/18	44,578	46,083
		2,509,209

50

	Shares/ Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, 4.50%, 1/1/19	$3,135	$3,157
FHLMC, 7.00%, 8/1/29	592	634
FHLMC, 8.00%, 7/1/30	5,432	6,232
FHLMC, 5.50%, 12/1/33	36,524	40,158
FHLMC, 6.00%, 11/1/38	173,118	191,469
FNMA, 3.00%, 6/13/18(7)	1,000,000	969,336
FNMA, 4.00%, 6/13/18(7)	2,411,000	2,462,987
FNMA, 4.50%, 6/13/18(7)	2,223,000	2,320,430
FNMA, 5.00%, 9/1/20	9,328	9,495
FNMA, 7.00%, 6/1/26	271	297
FNMA, 7.00%, 1/1/29	3,682	3,916
FNMA, 6.50%, 4/1/29	8,434	9,389
FNMA, 6.50%, 8/1/29	3,506	3,903
FNMA, 6.50%, 12/1/29	10,546	11,741
FNMA, 7.00%, 3/1/30	2,031	2,181
FNMA, 7.50%, 9/1/30	1,536	1,790
FNMA, 5.00%, 7/1/31	5,051	5,359
FNMA, 7.00%, 9/1/31	5,997	6,391
FNMA, 6.50%, 1/1/32	1,851	2,061
FNMA, 6.50%, 8/1/32	3,861	4,299
FNMA, 6.50%, 11/1/32	38,425	42,785
FNMA, 5.50%, 6/1/33	12,906	14,104
FNMA, 5.50%, 8/1/33	22,076	23,999
FNMA, 5.00%, 11/1/33	157,049	168,910
FNMA, 4.50%, 9/1/35	83,457	87,570
FNMA, 5.00%, 2/1/36	115,149	123,450
FNMA, 5.50%, 1/1/37	79,749	86,687
FNMA, 6.50%, 8/1/37	50,549	54,407
FNMA, 5.00%, 4/1/40	295,794	317,379
FNMA, 4.00%, 1/1/41	967,181	998,585
FNMA, 4.50%, 7/1/41	422,505	445,724
FNMA, 4.50%, 9/1/41	36,511	38,516
FNMA, 4.00%, 12/1/41	293,445	302,203
FNMA, 3.50%, 5/1/42	221,433	222,350
FNMA, 3.50%, 6/1/42	135,814	136,373
FNMA, 3.00%, 11/1/42	472,648	462,386
FNMA, 3.50%, 5/1/45	622,058	621,934
FNMA, 3.50%, 2/1/46	1,190,706	1,190,469
FNMA, 6.50%, 8/1/47	9,256	10,013
FNMA, 6.50%, 9/1/47	11,763	12,678
FNMA, 6.50%, 9/1/47	705	761
FNMA, 6.50%, 9/1/47	6,185	6,662
GNMA, 2.50%, 6/20/18(7)	35,000	33,214
GNMA, 3.00%, 6/20/18(7)	700,000	685,098
GNMA, 7.50%, 10/15/25	1,049	1,066
GNMA, 6.00%, 3/15/26	3,186	3,505

51

		Shares/ Principal Amount	Value
GNMA, 7.00%, 12/15/27		$2,888	$2,906
GNMA, 6.50%, 2/15/28		446	498
GNMA, 7.50%, 5/15/30		2,685	2,745
GNMA, 7.00%, 5/15/31		10,813	12,287
GNMA, 5.50%, 11/15/32		21,994	24,055
GNMA, 6.50%, 10/15/38		299,330	344,111
GNMA, 4.50%, 5/20/41		262,965	276,701
GNMA, 4.50%, 6/15/41		326,688	345,180
GNMA, 3.50%, 4/20/45		84,687	85,331
GNMA, 2.50%, 7/20/46		131,875	125,255
GNMA, 2.50%, 8/20/46		278,341	264,383
			13,629,505
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,111,443)			16,138,714
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$121,000	114,679
Argentine Republic Government International Bond, 5.875%, 1/11/28		$30,000	26,370
			141,049
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	234,719
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,784
			317,503
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	69,000	93,621
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	41,000	48,974
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	29,000	51,524
			194,119
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	49,073
Canada — 0.2%
Canadian Government Bond, 1.00%, 9/1/22	CAD	1,050,000	775,021
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	101,050
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	142,365
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	156,901
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	169,383
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	115,742
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	17,024
			1,477,486
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	310,000,000	497,000
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	101,825
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	124,500
			226,325

52

		Shares/ Principal Amount	Value
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	$31,684
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	39,029
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,846
			55,875
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	58,000	85,617
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	197,107
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	175,843
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	214,667
			587,617
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	223,711
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(8)	EUR	365,000	421,174
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	290,863
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	57,235
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	50,176
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	56,000	88,767
			1,131,926
Hungary†
Hungary Government Bond, 6.75%, 10/22/28	HUF	62,800,000	301,348
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	102,199
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	38,483
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	252,276
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	199,000	287,759
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	130,000	154,684
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	65,940
			799,142
Japan — 0.3%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	754,655
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	355,791
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	235,921
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,432,246
			2,778,613
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	61,697
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	109,775
Mexican Bonos, 10.00%, 11/20/36	MXN	11,690,000	704,484
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	197,000

53

		Shares/ Principal Amount	Value
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	$44,496
			1,055,755
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(8)	EUR	65,000	77,029
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	100,000	118,720
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	45,033
			240,782
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	50,000	40,165
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	85,000	10,735
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	510,000	62,815
			73,550
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	50,300
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	69,300
			119,600
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	62,299
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	73,516
			135,815
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	22,166
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	323,968
			346,134
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	70,118
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	2,940,000	228,596
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	2,600,000	227,397
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,800,000	204,397
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	113,531
			773,921
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	167,545
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,177
			171,722
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	109,424
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$130,000	134,654
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	339,519
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	397,651

54

		Shares/ Principal Amount	Value
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	$141,108
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	4,671
			882,949
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	27,150
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,854,623)			13,020,012
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		11,049	11,153
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.89%, 6/1/18(9)		22,628	22,896
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.19%, 6/1/18(9)		90,677	90,560
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 6/1/18(9)		23,481	23,005
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.85%, 6/1/18(9)		35,893	35,130
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.47%, 6/1/18(9)		78,630	78,097
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.58%, 6/1/18(9)		33,288	33,747
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 6/1/18(9)		82,823	83,372
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/1/18(2)(9)		110,601	110,128
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 6/1/18(2)(9)		184,483	183,861
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 6/1/18(9)		66,243	65,973
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.51%, 6/1/18(9)		26,524	26,307
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 6/1/18(2)(9)		44,857	44,471
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 6/1/18(2)(9)		174,158	173,119
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.40%, 6/1/18(9)		48,809	48,430
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 6/1/18(9)		67,830	68,484
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.51%, 6/1/18(9)		60,986	60,723
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.67%, 6/1/18(9)		96,509	98,610
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 6/1/18(9)		28,802	29,176
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.72%, 6/1/18(9)		35,335	35,544
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.92%, 6/1/18(9)		18,542	18,583
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.81%, 6/1/18(9)		51,714	52,565
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/18(2)(9)		69,450	67,507

55

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/18(2)(9)	$60,002	$59,173
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.67%, 6/1/18(9)	139,294	143,589
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.60%, 6/25/18(9)	61,783	61,392
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 6/1/18(9)	40,750	41,303
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 6/1/18(9)	16,300	16,945
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/18(2)(9)	557,014	566,869
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.46%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	417,425	430,208
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 6/1/18(9)	5,055	5,219
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/18(9)	9,186	9,255
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	64,607	65,403
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/18(2)(9)	158,056	156,217
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	218,963	217,731
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	187,193	187,018
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 6/1/18(2)(9)	81,251	82,319
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	194,758	194,490
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/1/18(2)(9)	400,000	406,914
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/18(2)(9)	66,790	63,973
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.54%, 6/1/18(9)	37,677	37,981
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.70%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.74%	62,801	62,043
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	39,683	40,330
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 6/1/18(9)	130,469	128,686
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.33%, 6/1/18(9)	72,665	73,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.64%, 6/1/18(9)	52,865	54,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 6/1/18(9)	61,447	62,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	36,816	36,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	72,879	75,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.85%, 6/1/18(9)	146,300	154,473

56

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.82%, 6/1/18(9)	$59,474	$61,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.86%, 6/1/18(9)	18,234	18,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.88%, 6/1/18(9)	39,262	39,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.96%, 6/1/18(9)	35,439	35,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.34%, 6/1/18(9)	78,527	79,508
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	55,551	55,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	40,563	40,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.95%, 6/1/18(9)	58,069	56,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.78%, 6/1/18(9)	56,787	56,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 6/1/18(9)	48,060	46,201
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	25,509	25,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	11,024	11,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	33,051	32,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	10,858	11,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 6/1/18(9)	53,523	51,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.72%, 6/1/18(9)	36,771	35,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	26,060	27,491
		5,581,932
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.26%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.30%	5,000	5,060
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	75,000	76,045
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.16%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.20%	2,450,864	2,480,659
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.45%	97,501	97,187
FHLMC, Series KF29, Class A, VRN, 2.27%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.36%	325,803	326,885
FHLMC, Series KF32, Class A, VRN, 2.28%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.37%	370,878	372,148
FNMA, Series 2014-C02, Class 1M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	55,000	58,377
FNMA, Series 2014-C02, Class 2M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	276,502	292,461
FNMA, Series 2016-C04, Class 1M1, VRN, 3.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.45%	51,883	52,271
FNMA, Series 2016-C05, Class 2M1, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	40,907	41,094

57

	Shares/ Principal Amount	Value
FNMA, Series 2017-C01, Class 1M1, VRN, 3.26%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.30%	$108,548	$109,448
FNMA, Series 2017-C03, Class 1M2, VRN, 4.96%, 6/25/18, resets monthly off the 1-month LIBOR plus 3.00%	75,000	80,231
FNMA, Series 2017-C06, Class 2M2, VRN, 4.76%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.80%	100,000	103,799
FNMA, Series 2017-C07, Class 1M2, VRN, 4.36%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,600,000	1,648,300
		5,743,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,311,576)		11,325,897
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	138,435
Chicago Midway International Airport Rev., VRDN, 1.04%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	420,000	420,000
Illinois Housing Development Authority Rev., VRDN, 1.52%, 6/7/18, resets weekly off the remarketing agent (SBBPA: FHLB)	1,200,000	1,200,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	68,446
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,173
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,558
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	102,909
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	42,465
New York City GO, 6.27%, 12/1/37	5,000	6,605
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	88,116
Pasadena Public Financing Authority Rev., VRDN, 1.88%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	41,469
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	10,848
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.40%, 6/6/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	107,202
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	140,000	173,233
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	51,711
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,479
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,245
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	65,123
State of California GO, 6.65%, 3/1/22	20,000	22,318
State of California GO, 4.60%, 4/1/38	30,000	31,398
State of California GO, 7.55%, 4/1/39	20,000	29,860
State of California GO, 7.30%, 10/1/39	25,000	35,667
State of California GO, 7.60%, 11/1/40	40,000	60,915

58

	Shares/ Principal Amount	Value
State of Illinois GO, 5.10%, 6/1/33	$45,000	$43,386
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	55,082
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	61,737
State of Washington GO, 5.14%, 8/1/40	20,000	23,886
Wisconsin Health & Educational Facilities Authority Rev., (Aurora Health Care Obligated Group), VRDN, 0.92%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of Montreal)	2,385,000	2,385,000
TOTAL MUNICIPAL SECURITIES (Cost $6,139,776)		6,369,266
ASSET-BACKED SECURITIES(6) — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	350,000	348,778
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	74,901
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	150,820	147,709
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.17%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	411,498	414,938
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	7,310	7,309
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	44,087	44,002
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	118,447	117,832
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	290,584	288,652
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	22,452	22,312
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	120,425	118,230
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	130,033	128,124
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.64%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	348,325	348,877
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.89%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	1,325,000	1,327,794
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.18%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.28%(2)	350,000	353,562
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	75,787	74,271
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	62,231	61,322
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	69,611	68,073
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	220,324	215,491
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.34%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	174,828	175,763
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	175,000	172,838

59

	Shares/ Principal Amount	Value
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	$100,000	$98,641
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	95,647	95,115
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	74,898	74,732
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	79,490	78,886
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	34,022	33,614
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 6/1/18(2)(9)	158,541	156,489
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/1/18(2)(9)	150,751	148,318
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 6/1/18(2)(9)	207,628	203,943
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 6/1/18(2)(9)	167,144	165,546
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	62,967	66,592
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	44,620	44,722
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	167,819	165,370
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	208,213	202,727
TOTAL ASSET-BACKED SECURITIES (Cost $6,075,001)		6,045,473
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.72%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	163,305	163,423
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	297,265
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 6/1/18(9)	250,000	259,147
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/18(9)	225,000	231,168
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/18(9)	200,000	203,095
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/18(9)	275,000	272,612
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/18(9)	50,000	51,990
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 6/1/18(9)	200,000	199,208
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	200,000	196,449
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	300,000	296,742
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.62%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	400,000	401,810
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	73,931

60

	Shares/ Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/18(9)	$200,000	$199,694
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	379,276
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/18(2)(9)	350,000	347,762
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/18(9)	100,000	101,080
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	80,000	78,788
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	104,136
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.82%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.90%(2)	400,000	400,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	94,505
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	96,073
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/18(2)(9)	225,000	222,830
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	241,768
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,981,000)		4,912,981
COLLATERALIZED LOAN OBLIGATIONS(6) — 0.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	125,000	124,755
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	150,000	149,968
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(2)	100,000	99,990
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	150,000	149,805
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	1,250,000	1,251,394
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	175,000	174,904
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	50,000	50,038
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	300,000	299,689
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	499,249
Dryden 64 CLO Ltd., Series 2018-64A Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	350,000	349,281
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(2)	100,000	100,130

61

	Shares/ Principal Amount	Value
LoanCore 2018-CRE1 Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.44%, 6/15/18, resets monthly off the 1-month LIBOR plus 1.50%(2)(10)	$438,000	$438,547
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(2)	200,000	199,935
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	100,000	99,998
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	275,000	273,969
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(2)	150,000	150,287
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(2)	25,000	25,064
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	300,000	299,293
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	100,000	99,832
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,837,381)		4,836,128
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF	13,250	1,603,912
iShares Russell Mid-Cap Growth ETF	2,528	319,337
iShares Russell Mid-Cap Value ETF	3,998	351,144
SPDR S&P Oil & Gas Exploration & Production ETF	18,598	785,766
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,954,525)		3,060,159
COMMERCIAL PAPER(11) — 0.2%
Chevron Corp., 1.87%, 6/12/18(2)	$500,000	499,711
Massachusetts Education Financing Authority, 2.10%, 8/8/18	400,000	400,000
University of Texas System (The), 1.81%, 7/2/18	500,000	499,985
TOTAL COMMERCIAL PAPER (Cost $1,399,720)		1,399,696
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	80,000	75,299
FNMA, 6.625%, 11/15/30	871,000	1,175,260
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,205,044)		1,250,559
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $29,781)	591	37,097
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,963,948	10,963,948
U.S. Treasury Bills, 1.86%, 8/2/18(5)(11)	$200,000	199,370
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,163,321)		11,163,318

62

Value
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $746,643,380)	$910,211,445
OTHER ASSETS AND LIABILITIES — (0.3)%	(2,652,597)
TOTAL NET ASSETS — 100.0%	$907,558,848

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,786	USD	8,161	UBS AG	6/13/18	$(4)
USD	129,443	AUD	165,537	UBS AG	6/13/18	4,250
USD	202,500	AUD	260,860	UBS AG	6/13/18	5,216
BRL	224,855	USD	68,462	Goldman Sachs & Co.	6/13/18	(8,135)
BRL	376,249	USD	113,496	Goldman Sachs & Co.	6/13/18	(12,551)
USD	126,324	BRL	412,788	Goldman Sachs & Co.	6/13/18	15,577
USD	33,772	BRL	110,821	Goldman Sachs & Co.	6/13/18	4,040
USD	23,681	BRL	77,495	Goldman Sachs & Co.	6/13/18	2,890
CAD	181,922	USD	144,578	JPMorgan Chase Bank N.A.	6/13/18	(4,232)
CAD	2,113,350	USD	1,643,288	JPMorgan Chase Bank N.A.	6/13/18	(12,918)
CAD	56,264	USD	43,317	JPMorgan Chase Bank N.A.	6/13/18	89
CAD	11,451	USD	8,939	Morgan Stanley	6/29/18	(101)
CAD	19,938	USD	15,564	Morgan Stanley	6/29/18	(175)
CAD	2,053	USD	1,608	Morgan Stanley	6/29/18	(23)
CAD	16,444	USD	12,879	Morgan Stanley	6/29/18	(187)
CAD	2,509	USD	1,979	Morgan Stanley	6/29/18	(42)
CAD	2,132	USD	1,655	Morgan Stanley	6/29/18	(9)
CAD	20,637	USD	16,042	Morgan Stanley	6/29/18	(113)
CAD	19,750	USD	15,394	Morgan Stanley	6/29/18	(150)
CAD	22,807	USD	17,770	Morgan Stanley	6/29/18	(167)
CAD	3,416	USD	2,660	Morgan Stanley	6/29/18	(24)
CAD	25,398	USD	19,617	Morgan Stanley	6/29/18	(13)
CAD	29,779	USD	23,226	Morgan Stanley	6/29/18	(241)
CAD	22,401	USD	17,488	Morgan Stanley	6/29/18	(198)
CAD	19,796	USD	15,499	Morgan Stanley	6/29/18	(219)
CAD	16,639	USD	12,965	Morgan Stanley	6/29/18	(122)
CAD	19,469	USD	15,108	Morgan Stanley	6/29/18	(82)
CAD	18,631	USD	14,472	Morgan Stanley	6/29/18	(92)
CAD	19,153	USD	14,725	Morgan Stanley	6/29/18	58
CAD	2,349	USD	1,823	Morgan Stanley	6/29/18	(11)
USD	1,281,425	CAD	1,657,185	JPMorgan Chase Bank N.A.	6/13/18	2,970
USD	63,517	CAD	82,103	JPMorgan Chase Bank N.A.	6/13/18	178
USD	11,948	CAD	15,374	JPMorgan Chase Bank N.A.	6/13/18	88
USD	96,275	CAD	123,672	JPMorgan Chase Bank N.A.	6/13/18	867
USD	919,896	CAD	1,174,100	JPMorgan Chase Bank N.A.	6/13/18	14,122
USD	305,823	CAD	395,573	Morgan Stanley	6/29/18	503
USD	551,263	CAD	713,043	Morgan Stanley	6/29/18	906
USD	70,543	CAD	91,246	Morgan Stanley	6/29/18	116
USD	13,564	CAD	17,472	Morgan Stanley	6/29/18	78
USD	1,853	CAD	2,390	Morgan Stanley	6/29/18	8
USD	15,154	CAD	19,321	Morgan Stanley	6/29/18	240

63

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,024	CAD	21,721	Morgan Stanley	6/29/18	$258
USD	10,651	CAD	13,704	Morgan Stanley	6/29/18	74
USD	1,804	CAD	2,321	Morgan Stanley	6/29/18	13
USD	17,828	CAD	22,854	Morgan Stanley	6/29/18	188
USD	7,502	CAD	9,619	Morgan Stanley	6/29/18	78
USD	1,871	CAD	2,433	Morgan Stanley	6/29/18	(7)
USD	10,316	CAD	13,288	Morgan Stanley	6/29/18	59
USD	19,712	CAD	24,877	Morgan Stanley	6/29/18	511
CHF	59,892	USD	60,800	UBS AG	6/13/18	11
CHF	909,720	USD	923,883	UBS AG	6/13/18	(209)
CHF	25,253	USD	25,394	Credit Suisse AG	6/29/18	285
CHF	19,437	USD	19,546	Credit Suisse AG	6/29/18	219
CHF	34,128	USD	34,526	Credit Suisse AG	6/29/18	178
CHF	74,622	USD	75,469	Morgan Stanley	6/29/18	412
USD	341,960	CHF	319,869	UBS AG	6/13/18	17,184
USD	907,562	CHF	908,609	UBS AG	6/13/18	(14,984)
USD	912,058	CHF	901,423	UBS AG	6/13/18	(3,192)
USD	684,048	CHF	646,973	Credit Suisse AG	6/29/18	26,154
USD	16,570	CHF	16,517	Credit Suisse AG	6/29/18	(226)
CLP	152,059	USD	250	Goldman Sachs & Co.	6/13/18	(9)
CLP	3,236,966	USD	5,360	Goldman Sachs & Co.	6/13/18	(222)
CLP	24,809,985	USD	40,204	Goldman Sachs & Co.	6/13/18	(826)
CLP	257,710,419	USD	414,592	Goldman Sachs & Co.	6/13/18	(5,558)
CLP	106,745,926	USD	169,065	Goldman Sachs & Co.	6/13/18	361
CLP	53,587,193	USD	85,083	Goldman Sachs & Co.	6/13/18	(31)
CLP	25,391,825	USD	40,265	Goldman Sachs & Co.	6/13/18	37
CLP	24,871,773	USD	39,292	Goldman Sachs & Co.	6/13/18	184
CLP	9,856,847	USD	15,771	Goldman Sachs & Co.	6/13/18	(126)
CLP	10,110,750	USD	16,036	Goldman Sachs & Co.	6/13/18	11
USD	878,730	CLP	530,392,525	Goldman Sachs & Co.	6/13/18	36,899
USD	25,040	CLP	15,138,750	Goldman Sachs & Co.	6/13/18	1,012
USD	451,044	CLP	284,381,153	Goldman Sachs & Co.	6/13/18	(322)
USD	35,588	CZK	725,705	Morgan Stanley	6/13/18	2,721
USD	21	CZK	443	Morgan Stanley	6/13/18	1
DKK	19,655	USD	3,270	JPMorgan Chase Bank N.A.	6/13/18	(181)
DKK	1,657	USD	270	JPMorgan Chase Bank N.A.	6/13/18	(10)
USD	61,878	DKK	369,271	JPMorgan Chase Bank N.A.	6/13/18	3,840
USD	16,404	DKK	104,953	JPMorgan Chase Bank N.A.	6/13/18	(92)
EUR	130,394	USD	151,709	JPMorgan Chase Bank N.A.	6/13/18	823
EUR	34,487	USD	42,941	UBS AG	6/29/18	(2,546)
EUR	42,445	USD	53,233	UBS AG	6/29/18	(3,516)
EUR	33,729	USD	41,760	UBS AG	6/29/18	(2,253)
EUR	9,766	USD	12,056	UBS AG	6/29/18	(616)
EUR	1,828	USD	2,259	UBS AG	6/29/18	(118)
EUR	7,875	USD	9,692	UBS AG	6/29/18	(469)
EUR	31,764	USD	39,207	UBS AG	6/29/18	(2,002)
EUR	15,163	USD	18,716	UBS AG	6/29/18	(956)
EUR	3,432	USD	4,250	UBS AG	6/29/18	(230)
EUR	6,284	USD	7,804	UBS AG	6/29/18	(444)
EUR	56,190	USD	69,350	UBS AG	6/29/18	(3,533)

64

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	105,114	USD	123,533	UBS AG	6/29/18	$(410)
EUR	4,486	USD	5,515	UBS AG	6/29/18	(260)
EUR	68,768	USD	83,606	UBS AG	6/29/18	(3,057)
EUR	83,017	USD	95,969	UBS AG	6/29/18	1,272
USD	4,798,065	EUR	3,997,478	JPMorgan Chase Bank N.A.	6/13/18	121,918
USD	352,561	EUR	285,128	UBS AG	6/29/18	18,583
USD	3,019,145	EUR	2,441,686	UBS AG	6/29/18	159,132
USD	203,237	EUR	164,365	UBS AG	6/29/18	10,712
USD	1,636,205	EUR	1,316,171	UBS AG	6/29/18	94,538
USD	18,231	EUR	14,702	UBS AG	6/29/18	1,009
USD	20,182	EUR	16,209	UBS AG	6/29/18	1,197
USD	8,174	EUR	6,565	UBS AG	6/29/18	485
USD	62,762	EUR	50,043	UBS AG	6/29/18	4,146
USD	20,546	EUR	16,455	UBS AG	6/29/18	1,272
USD	9,627	EUR	7,785	UBS AG	6/29/18	508
USD	165,117	EUR	133,760	UBS AG	6/29/18	8,440
USD	108,921	EUR	88,149	UBS AG	6/29/18	5,670
USD	6,297	EUR	5,181	UBS AG	6/29/18	229
USD	18,654	EUR	15,540	UBS AG	6/29/18	452
USD	8,599	EUR	7,141	UBS AG	6/29/18	235
USD	47,850	EUR	40,247	UBS AG	6/29/18	707
USD	4,354	EUR	3,662	UBS AG	6/29/18	64
USD	86,179	EUR	72,783	UBS AG	6/29/18	926
USD	85,022	EUR	68,432	UBS AG	6/29/18	4,866
USD	11,873	EUR	9,578	UBS AG	6/29/18	654
USD	16,657	EUR	13,407	UBS AG	6/29/18	952
USD	82,298	EUR	66,155	UBS AG	6/29/18	4,809
GBP	14,683	USD	20,264	Credit Suisse AG	6/13/18	(737)
GBP	3,036	USD	4,308	Credit Suisse AG	6/13/18	(270)
GBP	23,637	USD	31,444	Credit Suisse AG	6/13/18	(10)
GBP	6,534	USD	9,278	Morgan Stanley	6/29/18	(581)
GBP	15,111	USD	21,323	Morgan Stanley	6/29/18	(1,209)
GBP	6,378	USD	8,658	Morgan Stanley	6/29/18	(169)
GBP	18,389	USD	24,897	Morgan Stanley	6/29/18	(420)
GBP	20,140	USD	27,092	Morgan Stanley	6/29/18	(285)
GBP	35,552	USD	47,521	Morgan Stanley	6/29/18	(200)
GBP	24,053	USD	32,076	Morgan Stanley	6/29/18	(61)
GBP	15,215	USD	20,223	Morgan Stanley	6/29/18	30
USD	1,602,602	GBP	1,149,494	Credit Suisse AG	6/13/18	73,926
USD	42,101	GBP	30,380	Credit Suisse AG	6/13/18	1,700
USD	24,541	GBP	17,199	Credit Suisse AG	6/13/18	1,669
USD	18,876	GBP	13,420	Credit Suisse AG	6/13/18	1,029
USD	5,811	GBP	4,128	Morgan Stanley	6/13/18	322
USD	256,603	GBP	181,495	Morgan Stanley	6/29/18	15,025
USD	893,860	GBP	632,226	Morgan Stanley	6/29/18	52,337
USD	27,617	GBP	19,439	Morgan Stanley	6/29/18	1,743
USD	7,115	GBP	5,050	Morgan Stanley	6/29/18	392
USD	9,879	GBP	6,995	Morgan Stanley	6/29/18	568
USD	6,406	GBP	4,516	Morgan Stanley	6/29/18	395
USD	53,083	GBP	37,422	Morgan Stanley	6/29/18	3,272

65

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	47,788	GBP	33,840	Morgan Stanley	6/29/18	$2,744
USD	16,368	GBP	11,678	Morgan Stanley	6/29/18	824
USD	9,335	GBP	6,682	Morgan Stanley	6/29/18	440
USD	8,447	GBP	6,196	Morgan Stanley	6/29/18	200
USD	10,309	GBP	7,578	Morgan Stanley	6/29/18	223
USD	11,264	GBP	8,288	Morgan Stanley	6/29/18	232
USD	24,339	GBP	17,998	Morgan Stanley	6/29/18	382
USD	15,267	GBP	11,290	Morgan Stanley	6/29/18	239
USD	12,387	GBP	9,173	Morgan Stanley	6/29/18	177
USD	23,759	GBP	17,854	Morgan Stanley	6/29/18	(5)
USD	11,411	GBP	7,995	Morgan Stanley	6/29/18	769
USD	7,839	GBP	5,486	Morgan Stanley	6/29/18	538
USD	10,539	GBP	7,351	Morgan Stanley	6/29/18	755
USD	10,190	GBP	7,152	Morgan Stanley	6/29/18	670
HUF	34,525,071	USD	133,913	JPMorgan Chase Bank N.A.	6/13/18	(7,649)
HUF	147,664,020	USD	543,412	JPMorgan Chase Bank N.A.	6/13/18	(3,380)
HUF	146,585,638	USD	536,129	JPMorgan Chase Bank N.A.	6/13/18	(41)
HUF	245,577,948	USD	898,664	JPMorgan Chase Bank N.A.	6/13/18	(545)
USD	643,740	HUF	161,372,710	JPMorgan Chase Bank N.A.	6/13/18	53,573
USD	32,796	HUF	8,209,938	JPMorgan Chase Bank N.A.	6/13/18	2,771
USD	14,539	HUF	3,671,956	JPMorgan Chase Bank N.A.	6/13/18	1,110
USD	82,457	HUF	21,592,228	JPMorgan Chase Bank N.A.	6/13/18	3,491
USD	2,711,278	HUF	714,286,225	JPMorgan Chase Bank N.A.	6/13/18	99,014
IDR	3,928,229,280	USD	283,054	Goldman Sachs & Co.	6/20/18	(1,301)
IDR	22,975,318,345	USD	1,612,303	Goldman Sachs & Co.	6/20/18	35,611
USD	113,998	IDR	1,589,366,737	Goldman Sachs & Co.	6/20/18	1
USD	1,778,181	IDR	25,314,180,888	Goldman Sachs & Co.	6/20/18	(37,489)
ILS	199,346	USD	55,692	Goldman Sachs & Co.	6/13/18	265
ILS	3,280,338	USD	916,808	Goldman Sachs & Co.	6/13/18	3,985
USD	141,069	ILS	485,927	Goldman Sachs & Co.	6/13/18	4,669
USD	4,468	ILS	15,669	Goldman Sachs & Co.	6/13/18	69
USD	824,307	ILS	2,978,069	Goldman Sachs & Co.	6/13/18	(11,639)
INR	9,249,575	USD	141,496	Goldman Sachs & Co.	6/13/18	(4,482)
INR	5,529,700	USD	82,391	JPMorgan Chase Bank N.A.	6/13/18	(480)
INR	55,413,466	USD	825,281	JPMorgan Chase Bank N.A.	6/13/18	(4,442)
USD	138,820	INR	9,249,575	Goldman Sachs & Co.	6/13/18	1,806
USD	901,193	INR	60,943,166	JPMorgan Chase Bank N.A.	6/13/18	(1,557)
JPY	98,496,783	USD	903,226	JPMorgan Chase Bank N.A.	6/13/18	2,689
JPY	1,798,601	USD	17,233	Credit Suisse AG	6/29/18	(671)
JPY	3,543,238	USD	33,948	Credit Suisse AG	6/29/18	(1,321)
JPY	1,194,755	USD	11,219	Credit Suisse AG	6/29/18	(217)
JPY	1,080,784	USD	10,124	Credit Suisse AG	6/29/18	(172)
JPY	2,816,709	USD	25,872	Credit Suisse AG	6/29/18	66
JPY	945,158	USD	8,681	Credit Suisse AG	6/29/18	22
JPY	1,089,663	USD	9,821	Credit Suisse AG	6/29/18	213
JPY	2,405,576	USD	22,415	Credit Suisse AG	6/29/18	(263)
JPY	899,410	USD	8,311	Credit Suisse AG	6/29/18	(29)
JPY	998,603	USD	9,169	Credit Suisse AG	6/29/18	27
JPY	1,976,603	USD	18,180	Credit Suisse AG	6/29/18	21
USD	2,679,103	JPY	292,392,177	JPMorgan Chase Bank N.A.	6/13/18	(10,148)

66

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,439	JPY	4,508,276	JPMorgan Chase Bank N.A.	6/13/18	$(25)
USD	705,716	JPY	74,514,440	Credit Suisse AG	6/29/18	19,557
USD	287,211	JPY	30,325,723	Credit Suisse AG	6/29/18	7,959
USD	19,121	JPY	2,010,386	Credit Suisse AG	6/29/18	609
USD	26,349	JPY	2,790,085	Credit Suisse AG	6/29/18	657
USD	12,944	JPY	1,370,627	Credit Suisse AG	6/29/18	323
USD	20,908	JPY	2,277,653	Credit Suisse AG	6/29/18	(65)
USD	16,792	JPY	1,847,451	Credit Suisse AG	6/29/18	(220)
USD	20,915	JPY	2,222,331	Credit Suisse AG	6/29/18	451
KRW	167,591,721	USD	157,127	Goldman Sachs & Co.	6/13/18	(1,982)
KRW	149,157,464	USD	139,864	Goldman Sachs & Co.	6/13/18	(1,784)
USD	296,207	KRW	316,749,185	Goldman Sachs & Co.	6/13/18	2,983
USD	549,234	KRW	594,792,992	Goldman Sachs & Co.	6/14/18	(1,401)
MXN	356,301	USD	18,931	JPMorgan Chase Bank N.A.	6/13/18	(1,095)
MXN	331,230	USD	17,896	JPMorgan Chase Bank N.A.	6/13/18	(1,315)
MXN	35,746,633	USD	1,792,908	JPMorgan Chase Bank N.A.	6/13/18	(3,484)
USD	892,071	MXN	17,031,415	JPMorgan Chase Bank N.A.	6/13/18	39,503
USD	18,007	MXN	341,063	JPMorgan Chase Bank N.A.	6/13/18	934
USD	13,140	MXN	243,675	JPMorgan Chase Bank N.A.	6/13/18	942
USD	7,356	MXN	135,952	JPMorgan Chase Bank N.A.	6/13/18	550
USD	1,780,777	MXN	35,599,504	JPMorgan Chase Bank N.A.	6/13/18	(1,282)
MYR	855,517	USD	219,223	Goldman Sachs & Co.	6/13/18	(4,854)
USD	197,048	MYR	773,235	Goldman Sachs & Co.	6/13/18	3,296
USD	83,319	MYR	327,602	Goldman Sachs & Co.	6/13/18	1,231
NOK	1,725,456	USD	221,826	JPMorgan Chase Bank N.A.	6/13/18	(10,892)
NOK	37,208	USD	4,750	JPMorgan Chase Bank N.A.	6/13/18	(202)
NOK	13,385,142	USD	1,664,186	JPMorgan Chase Bank N.A.	6/13/18	(27,874)
NOK	128,396	USD	15,646	JPMorgan Chase Bank N.A.	6/13/18	50
NOK	85,714	USD	11,195	JPMorgan Chase Bank N.A.	6/29/18	(710)
NOK	120,795	USD	15,417	JPMorgan Chase Bank N.A.	6/29/18	(640)
NOK	142,763	USD	18,406	JPMorgan Chase Bank N.A.	6/29/18	(941)
NOK	158,131	USD	20,371	JPMorgan Chase Bank N.A.	6/29/18	(1,026)
NOK	276,516	USD	34,673	JPMorgan Chase Bank N.A.	6/29/18	(847)
USD	14,587	NOK	111,867	JPMorgan Chase Bank N.A.	6/13/18	911
USD	112,936	NOK	900,040	JPMorgan Chase Bank N.A.	6/13/18	2,907
USD	641,555	NOK	5,185,391	JPMorgan Chase Bank N.A.	6/13/18	7,650
USD	539,464	NOK	4,397,010	JPMorgan Chase Bank N.A.	6/13/18	1,937
USD	474,057	NOK	3,661,234	JPMorgan Chase Bank N.A.	6/29/18	26,177
USD	11,775	NOK	91,973	JPMorgan Chase Bank N.A.	6/29/18	524
USD	30,331	NOK	241,198	JPMorgan Chase Bank N.A.	6/29/18	825
USD	16,077	NOK	128,049	JPMorgan Chase Bank N.A.	6/29/18	413
USD	10,829	NOK	87,798	JPMorgan Chase Bank N.A.	6/29/18	88
USD	13,874	NOK	112,794	JPMorgan Chase Bank N.A.	6/29/18	76
USD	10,793	NOK	87,410	JPMorgan Chase Bank N.A.	6/29/18	100
USD	28,103	NOK	232,896	JPMorgan Chase Bank N.A.	6/29/18	(387)
USD	10,830	NOK	84,007	JPMorgan Chase Bank N.A.	6/29/18	553
NZD	49,344	USD	34,891	UBS AG	6/13/18	(361)
NZD	298,810	USD	220,199	UBS AG	6/13/18	(11,097)
USD	340,164	NZD	466,636	UBS AG	6/13/18	13,621
USD	7,410	NZD	10,247	UBS AG	6/13/18	239

67

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	494,015	NZD	704,993	UBS AG	6/13/18	$674
USD	96,105	NZD	137,052	UBS AG	6/13/18	199
PEN	458,531	USD	142,445	Goldman Sachs & Co.	6/13/18	(2,368)
PEN	2,697,387	USD	822,199	Goldman Sachs & Co.	6/13/18	1,830
PEN	2,967,595	USD	909,747	Goldman Sachs & Co.	6/13/18	(3,172)
USD	57,327	PEN	185,951	Goldman Sachs & Co.	6/13/18	520
USD	900,737	PEN	2,955,083	Goldman Sachs & Co.	6/13/18	(2,016)
PHP	4,287,671	USD	82,870	JPMorgan Chase Bank N.A.	6/13/18	(1,381)
USD	82,293	PHP	4,287,671	JPMorgan Chase Bank N.A.	6/13/18	805
PLN	389,599	USD	111,724	Goldman Sachs & Co.	6/13/18	(6,268)
PLN	3,329,499	USD	895,841	Goldman Sachs & Co.	6/13/18	5,380
PLN	3,369,787	USD	907,772	Goldman Sachs & Co.	6/13/18	4,354
USD	357,770	PLN	1,213,769	Goldman Sachs & Co.	6/13/18	29,229
USD	1,641,665	PLN	5,858,859	Goldman Sachs & Co.	6/13/18	55,803
USD	68,773	PLN	252,691	Goldman Sachs & Co.	6/13/18	375
RUB	6,776,948	USD	118,271	Goldman Sachs & Co.	6/13/18	(9,765)
USD	134,482	RUB	8,136,186	Goldman Sachs & Co.	6/13/18	4,213
USD	785	RUB	49,009	Goldman Sachs & Co.	6/13/18	—
SEK	735,998	USD	83,424	JPMorgan Chase Bank N.A.	6/13/18	85
SEK	7,255,622	USD	823,501	JPMorgan Chase Bank N.A.	6/13/18	(253)
SEK	5,330	USD	616	JPMorgan Chase Bank N.A.	6/13/18	(11)
USD	652	SEK	5,330	JPMorgan Chase Bank N.A.	6/13/18	47
USD	896,703	SEK	7,990,253	JPMorgan Chase Bank N.A.	6/13/18	(9,899)
SGD	3,127	USD	2,363	JPMorgan Chase Bank N.A.	6/13/18	(27)
USD	74,079	SGD	97,298	JPMorgan Chase Bank N.A.	6/13/18	1,397
THB	1,320,802	USD	41,865	Goldman Sachs & Co.	6/13/18	(631)
THB	20,172,147	USD	635,023	Goldman Sachs & Co.	6/13/18	(5,275)
USD	216,703	THB	6,766,019	Goldman Sachs & Co.	6/13/18	5,477
USD	574,812	THB	18,310,627	Goldman Sachs & Co.	6/13/18	3,177
TRY	9,650	USD	2,472	Morgan Stanley	6/13/18	(351)
TRY	2,442,522	USD	529,647	Morgan Stanley	6/13/18	7,298
USD	2,348	TRY	9,650	Morgan Stanley	6/13/18	226
ZAR	138,055	USD	11,091	UBS AG	6/13/18	(259)
USD	479,948	ZAR	5,770,650	UBS AG	6/13/18	27,176
USD	12,954	ZAR	154,945	UBS AG	6/13/18	797
USD	97,794	ZAR	1,247,501	UBS AG	6/13/18	(86)
USD	136,175	ZAR	1,719,934	UBS AG	6/13/18	1,227
						$951,611

68

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	June 2018	JPY	60,000,000	$832,505	$857
Korean Treasury 10-Year Bonds	3	June 2018	KRW	300,000,000	334,079	891
U.S. Treasury 2-Year Notes	9	September 2018	USD	1,800,000	1,910,109	4,609
U.S. Treasury 5-Year Notes	32	September 2018	USD	3,200,000	3,644,500	23,308
U.S. Treasury 10-Year Notes	10	September 2018	USD	1,000,000	1,204,375	9,040
U.S. Treasury Long Bonds	4	September 2018	USD	400,000	580,500	11,851
U.S. Treasury Ultra Bonds	1	September 2018	USD	100,000	159,500	3,908
					$8,665,568	$54,464

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	13	June 2018	EUR	1,300,000	$2,014,146	$(32,089)
Euro-Bund 10-Year Bonds	1	June 2018	EUR	100,000	189,550	(5,964)
Euro-OAT 10-Year Bonds	2	June 2018	EUR	200,000	364,042	(9,122)
U.K. Gilt 10-Year Bonds	6	September 2018	GBP	600,000	984,730	(16,041)
U.S. Treasury 10-Year Ultra Notes	7	September 2018	USD	700,000	898,406	(8,110)
					$4,450,874	$(71,326)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$4,405,000	$304,698	$31,740	$336,438

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

69

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MTN	-	Medium Term Note
AUD	-	Australian Dollar	MXN	-	Mexican Peso
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CDX	-	Credit Derivatives Indexes	NVDR	-	Non-Voting Depositary Receipt
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
CVA	-	Certificaten Van Aandelen	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PIK	-	Payment in Kind
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association	RUB	-	Russian Ruble
GBP	-	British Pound	SBBPA	-	Standby Bond Purchase Agreement
GDR	-	Global Depositary Receipt	SEK	-	Swedish Krona
GNMA	-	Government National Mortgage Association	SEQ	-	Sequential Payer
			SGD	-	Singapore Dollar
GO	-	General Obligation	THB	-	Thai Baht
HUF	-	Hungarian Forint	TRY	-	Turkish Lira
IDR	-	Indonesian Rupiah	USD	-	United States Dollar
ILS	-	Israeli Shekel	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit	ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,374,133, which represented 4.1% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Security is in default.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $394,856.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

70

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $746,643,380)	$910,211,445
Cash	955
Foreign currency holdings, at value (cost of $268,722)	269,118
Foreign deposits with broker for futures contracts, at value (cost of $11,015)	11,274
Receivable for investments sold	4,686,221
Receivable for capital shares sold	189,354
Receivable for variation margin on futures contracts	1,621
Unrealized appreciation on forward foreign currency exchange contracts	1,241,844
Dividends and interest receivable	3,192,875
Other assets	23,624
919,828,331

Liabilities
Payable for investments purchased	10,341,919
Payable for capital shares redeemed	644,456
Payable for variation margin on swap agreements	3,286
Unrealized depreciation on forward foreign currency exchange contracts	290,233
Accrued management fees	783,801
Distribution and service fees payable	99,722
Accrued foreign taxes	106,066
12,269,483

Net Assets	$907,558,848

Net Assets Consist of:
Capital (par value and paid-in surplus)	$697,978,433
Undistributed net investment income	1,307,754
Undistributed net realized gain	43,862,078
Net unrealized appreciation	164,410,583
$907,558,848

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$374,225,550	44,374,019	$8.43
I Class, $0.01 Par Value	$66,129,660	7,887,436	$8.38
A Class, $0.01 Par Value	$192,153,198	22,621,388	$8.49*
C Class, $0.01 Par Value	$58,346,889	7,034,922	$8.29
R Class, $0.01 Par Value	$19,731,755	2,326,274	$8.48
R5 Class, $0.01 Par Value	$6,048	721	$8.39
R6 Class, $0.01 Par Value	$196,965,748	23,539,424	$8.37
*Maximum offering price $9.01 (net asset value divided by 0.9425).

See Notes to Financial Statements.

71

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $311,602)	$7,045,027
Interest (net of foreign taxes withheld of $1,584)	3,444,171
10,489,198

Expenses:
Management fees	5,059,417
Distribution and service fees:
A Class	248,636
C Class	310,816
R Class	54,197
Directors' fees and expenses	12,985
Other expenses	18,429
5,704,480
Fees waived(1)	(236,246)
5,468,234

Net investment income (loss)	5,020,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $46,505)	56,819,191
Forward foreign currency exchange contract transactions	(394,719)
Futures contract transactions	(152,245)
Swap agreement transactions	10,710
Foreign currency translation transactions	(95,421)
56,187,516

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $79,212)	(39,284,638)
Forward foreign currency exchange contracts	885,094
Futures contracts	3,384
Swap agreements	70,109
Translation of assets and liabilities in foreign currencies	(23,361)
(38,349,412)

Net realized and unrealized gain (loss)	17,838,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,859,068

(1)	Amount consists of $99,601, $29,160, $49,727, $15,541, $5,420, $2, $36,795 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

72

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$5,020,964	$10,665,888
Net realized gain (loss)	56,187,516	82,106,446
Change in net unrealized appreciation (depreciation)	(38,349,412)	77,392,849
Net increase (decrease) in net assets resulting from operations	22,859,068	170,165,183

Distributions to Shareholders
From net investment income:
Investor Class	(5,673,712)	(6,025,744)
I Class	(2,105,356)	(1,882,284)
A Class	(2,120,300)	(2,729,951)
C Class	(188,728)	(253,034)
R Class	(178,281)	(212,585)
R5 Class	(81)	—
R6 Class	(1,500,879)	(898,697)
From net realized gains:
Investor Class	(33,528,684)	(6,631,519)
I Class	(10,767,968)	(1,805,880)
A Class	(15,559,360)	(3,678,967)
C Class	(5,020,501)	(1,052,993)
R Class	(1,723,053)	(370,021)
R5 Class	(430)	—
R6 Class	(6,970,524)	(786,747)
Decrease in net assets from distributions	(85,337,857)	(26,328,422)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,224,817)	(120,257,643)

Net increase (decrease) in net assets	(67,703,606)	23,579,118

Net Assets
Beginning of period	975,262,454	951,683,336
End of period	$907,558,848	$975,262,454

Undistributed net investment income	$1,307,754	$8,054,127

See Notes to Financial Statements.

73

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments

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initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended May 31, 2018, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	1.10%
I Class	0.70% to 0.95%	0.95%	0.90%
A Class	0.90% to 1.15%	1.15%	1.10%
C Class	0.90% to 1.15%	1.15%	1.10%
R Class	0.90% to 1.15%	1.15%	1.10%
R5 Class	0.70% to 0.95%	0.95%	0.90%
R6 Class	0.55% to 0.80%	0.80%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,143,580 and $3,721,698, respectively. The effect of interfund transactions on the Statement of Operations was $475,376 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $415,202,529, of which $68,152,636 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $494,601,896, of which $69,612,556 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000
Sold	1,981,229	$16,817,585	8,094,319	$66,669,699
Issued in reinvestment of distributions	4,653,321	38,576,034	1,620,801	12,464,888
Redeemed	(11,838,876)	(100,189,702)	(16,319,184)	(135,602,640)
	(5,204,326)	(44,796,083)	(6,604,064)	(56,468,053)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	1,517,597	12,848,972	6,669,932	55,301,893
Issued in reinvestment of distributions	1,528,134	12,576,547	475,813	3,635,473
Redeemed	(10,615,203)	(87,003,263)	(7,620,259)	(62,541,524)
	(7,569,472)	(61,577,744)	(474,514)	(3,604,158)
A Class/Shares Authorized	375,000,000		375,000,000
Sold	967,089	8,246,505	2,933,525	24,268,900
Issued in reinvestment of distributions	2,047,458	17,116,748	808,422	6,265,765
Redeemed	(3,418,156)	(29,411,534)	(12,107,621)	(101,126,870)
	(403,609)	(4,048,281)	(8,365,674)	(70,592,205)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	298,546	2,498,417	737,458	5,975,656
Issued in reinvestment of distributions	627,821	5,141,855	165,938	1,261,263
Redeemed	(1,351,358)	(11,350,484)	(2,337,156)	(19,044,858)
	(424,991)	(3,710,212)	(1,433,760)	(11,807,939)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	222,865	1,898,171	432,594	3,575,675
Issued in reinvestment of distributions	224,019	1,870,557	74,055	573,976
Redeemed	(605,115)	(5,156,861)	(1,179,914)	(9,716,703)
	(158,231)	(1,388,133)	(673,265)	(5,567,052)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	38	311	621	5,000
Issued in reinvestment of distributions	62	511	—	—
	100	822	621	5,000
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	15,244,149	125,009,900	4,775,522	39,408,843
Issued in reinvestment of distributions	1,031,840	8,471,403	221,169	1,685,443
Redeemed	(2,783,841)	(23,186,489)	(1,578,798)	(13,317,522)
	13,492,148	110,294,814	3,417,893	27,776,764
Net increase (decrease)	(268,381)	$(5,224,817)	(14,132,763)	$(120,257,643)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$494,728,549	$205,922,981	—
Corporate Bonds	—	72,492,210	—
U.S. Treasury Securities	—	57,508,405	—
U.S. Government Agency Mortgage-Backed Securities	—	16,138,714	—
Sovereign Governments and Agencies	—	13,020,012	—
Collateralized Mortgage Obligations	—	11,325,897	—
Municipal Securities	—	6,369,266	—
Asset-Backed Securities	—	6,045,473	—
Commercial Mortgage-Backed Securities	—	4,912,981	—
Collateralized Loan Obligations	—	4,836,128	—
Exchange-Traded Funds	3,060,159	—	—
Commercial Paper	—	1,399,696	—
U.S. Government Agency Securities	—	1,250,559	—
Convertible Preferred Stocks	—	37,097	—
Temporary Cash Investments	10,963,948	199,370	—
	$508,752,656	$401,458,789	—
Other Financial Instruments
Futures Contracts	$52,716	$1,748	—
Swap Agreements	—	336,438	—
Forward Foreign Currency Exchange Contracts	—	1,241,844	—
	$52,716	$1,580,030	—

Liabilities
Other Financial Instruments
Futures Contracts	$8,110	$63,216	—
Forward Foreign Currency Exchange Contracts	—	290,233	—
	$8,110	$353,449	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation

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(depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,770,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $40,864,091.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain(loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $7,550,985 futures contracts purchased and $3,981,539 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $9,723,509.

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Value of Derivative Instruments as of May 31, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$3,286
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,241,844	Unrealized depreciation on forward foreign currency exchange contracts	290,233
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,621	Payable for variation margin on futures contracts*	—
		$1,243,465		$293,519

* Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$55,245	Change in net unrealized appreciation (depreciation) on swap agreements	$(7,340)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(394,719)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	885,094
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(152,245)	Change in net unrealized appreciation (depreciation) on futures contracts	3,384
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(44,535)	Change in net unrealized appreciation (depreciation) on swap agreements	77,449
		$(536,254)		$958,587

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$755,924,412
Gross tax appreciation of investments	$172,218,162
Gross tax depreciation of investments	(17,931,129)
Net tax appreciation (depreciation) of investments	$154,287,033

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.04	0.05	0.15	0.20	(0.12)	(0.69)	(0.81)	$8.43	2.35%	1.11%(4)	1.16%(4)	1.11%(4)	1.06%(4)	45%	$374,226
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	1.17%	0.76%	0.76%	77%	$527,740
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	1.20%	0.96%	0.96%	79%	$507,497
I Class
2018(3)	$9.00	0.05	0.16	0.21	(0.14)	(0.69)	(0.83)	$8.38	2.47%	0.91%(4)	0.96%(4)	1.31%(4)	1.26%(4)	45%	$66,130
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.97%	0.96%	0.96%	77%	$134,763
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.00%	1.16%	1.16%	79%	$104,332

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$9.08	0.04	0.15	0.19	(0.09)	(0.69)	(0.78)	$8.49	2.18%	1.36%(4)	1.41%(4)	0.86%(4)	0.81%(4)	45%	$192,153
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	1.42%	0.51%	0.51%	77%	$346,972
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	1.45%	0.71%	0.71%	79%	$391,638
C Class
2018(3)	$8.85	—(5)	0.16	0.16	(0.03)	(0.69)	(0.72)	$8.29	1.88%	2.11%(4)	2.16%(4)	0.11%(4)	0.06%(4)	45%	$58,347
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920
2015	$9.08	—(5)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	2.17%	(0.24)%	(0.24)%	77%	$77,937
2013	$8.27	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	2.20%	(0.04)%	(0.04)%	79%	$72,756

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$9.06	0.03	0.15	0.18	(0.07)	(0.69)	(0.76)	$8.48	2.16%	1.61%(4)	1.66%(4)	0.61%(4)	0.56%(4)	45%	$19,732
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	1.67%	0.26%	0.26%	77%	$24,106
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	1.70%	0.46%	0.46%	79%	$22,513
R5 Class
2018(3)	$9.00	0.06	0.15	0.21	(0.13)	(0.69)	(0.82)	$8.39	2.53%	0.91%(4)	0.96%(4)	1.31%(4)	1.26%(4)	45%	$6
2017(6)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(4)	0.96%(4)	1.46%(4)	1.41%(4)	80%(7)	$6
R6 Class
2018(3)	$8.99	0.07	0.15	0.22	(0.15)	(0.69)	(0.84)	$8.37	2.64%	0.76%(4)	0.81%(4)	1.46%(4)	1.41%(4)	45%	$196,966
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	0.80%	1.13%	1.13%	77%	$5,136
2013(8)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	0.85%(4)	1.12%(4)	1.12%(4)	79%(9)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

87

Notes

88

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 1807

Semiannual Report

May 31, 2018

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2018
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	0.8%
Microsoft Corp.	0.8%
Amazon.com, Inc.	0.7%
Apple, Inc.	0.6%
Facebook, Inc., Class A	0.6%
Pfizer, Inc.	0.3%
Johnson & Johnson	0.3%
Bank of America Corp.	0.3%
Zimmer Biomet Holdings, Inc.	0.3%
JPMorgan Chase & Co.	0.3%

Geographic Composition of Common Stocks	% of net assets
United States	30.9%
Japan	3.1%
United Kingdom	2.7%
France	1.0%
Other Countries	6.3%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.8 years
Average Duration (effective)	5.7 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	30.9%
Foreign Common Stocks*	13.1%
U.S. Treasury Securities	17.4%
Corporate Bonds	12.6%
Sovereign Governments and Agencies	6.8%
U.S. Government Agency Mortgage-Backed Securities	5.3%
Municipal Securities	3.3%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Loan Obligations	1.3%
Commercial Paper	0.6%
U.S. Government Agency Securities	0.4%
Exchange-Traded Funds	0.2%
Convertible Preferred Stocks	—**
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(1.4)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.30	$5.01	1.00%
I Class	$1,000	$1,011.00	$4.01	0.80%
A Class	$1,000	$1,008.70	$6.26	1.25%
C Class	$1,000	$1,004.60	$10.00	2.00%
R Class	$1,000	$1,006.10	$7.50	1.50%
R5 Class	$1,000	$1,009.20	$4.01	0.80%
R6 Class	$1,000	$1,011.70	$3.26	0.65%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
I Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%
R5 Class	$1,000	$1,020.94	$4.03	0.80%
R6 Class	$1,000	$1,021.69	$3.28	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 44.0%
Aerospace and Defense — 1.0%
AAR Corp.	976	$43,617
Astronics Corp.(1)	25	881
Boeing Co. (The)	4,260	1,500,202
Bombardier, Inc., B Shares(1)	20,340	76,554
Curtiss-Wright Corp.	1,151	146,465
Esterline Technologies Corp.(1)	359	26,189
FACC AG(1)	1,440	27,656
General Dynamics Corp.	2,072	417,943
KLX, Inc.(1)	576	42,526
Kratos Defense & Security Solutions, Inc.(1)	2,687	30,067
L3 Technologies, Inc.	1,435	284,604
Lockheed Martin Corp.	3,520	1,107,181
Mercury Systems, Inc.(1)	837	30,910
Raytheon Co.	1,415	296,443
Textron, Inc.	9,268	617,063
		4,648,301
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	2,340	271,721
XPO Logistics, Inc.(1)	5,630	592,557
		864,278
Airlines — 0.3%
Alaska Air Group, Inc.	1,806	109,823
Delta Air Lines, Inc.	7,802	421,698
Ryanair Holdings plc ADR(1)	3,114	360,944
Southwest Airlines Co.	9,555	488,069
Wizz Air Holdings plc(1)	1,010	45,571
		1,426,105
Auto Components — 0.3%
Adient plc	6,445	343,132
Aptiv plc	2,179	212,452
Delphi Technologies plc	1,565	78,406
Dometic Group AB	6,730	68,996
Hyundai Mobis Co. Ltd.	980	197,736
Hyundai Wia Corp.	3,769	176,490
Ichikoh Industries Ltd.	4,100	54,167
Stoneridge, Inc.(1)	58	1,829
Valeo SA	4,707	298,265
		1,431,473
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	16,241	515,814
Hyundai Motor Co.	3,166	407,274
Kia Motors Corp.	32,828	947,115
Nissan Motor Co. Ltd.	64,000	633,774
		2,503,977

6

	Shares/ Principal Amount	Value
Banks — 3.4%
Ameris Bancorp	583	$32,473
Bank of America Corp.	53,369	1,549,836
Bank of China Ltd., H Shares	339,000	176,014
Bank of Communications Co. Ltd., H Shares	318,000	251,385
Bank of Hawaii Corp.	3,994	339,210
Bank of Kyoto Ltd. (The)	9,400	490,218
Bank of the Ozarks, Inc.	1,762	83,766
BankUnited, Inc.	2,240	94,461
Barclays plc	263,319	691,449
BB&T Corp.	23,899	1,254,698
Boston Private Financial Holdings, Inc.	1,870	31,790
CaixaBank SA	20,130	85,575
Cathay General Bancorp	472	19,914
Central Pacific Financial Corp.	550	16,192
Chiba Bank Ltd. (The)	24,500	187,943
Citigroup, Inc.	229	15,272
Comerica, Inc.	1,273	120,031
Commerce Bancshares, Inc.	5,259	339,626
Commerzbank AG(1)	47,924	490,212
DGB Financial Group, Inc.	7,636	73,098
Erste Group Bank AG(1)	10,323	427,410
FCB Financial Holdings, Inc., Class A(1)	1,027	62,596
FinecoBank Banca Fineco SpA	1,150	11,482
First Hawaiian, Inc.	2,116	61,957
FNB Corp.	5,749	76,174
Hachijuni Bank Ltd. (The)	16,900	74,764
Hana Financial Group, Inc.	10,742	413,390
Home BancShares, Inc.	3,421	78,751
HSBC Holdings plc	18,800	181,827
Industrial Bank of Korea	8,461	122,132
JPMorgan Chase & Co.	14,032	1,501,564
KBC Group NV	3,950	305,725
Kyushu Financial Group, Inc.	65,900	314,564
LegacyTexas Financial Group, Inc.	1,507	63,279
M&T Bank Corp.	4,406	758,185
PNC Financial Services Group, Inc. (The)	3,320	476,121
Popular, Inc.	393	17,779
San-In Godo Bank Ltd. (The)	11,300	103,939
Shiga Bank Ltd. (The)	19,000	99,818
Standard Chartered plc	33,430	335,441
SunTrust Banks, Inc.	10,300	695,353
SVB Financial Group(1)	407	127,037
Swedbank AB, A Shares	9,280	193,009
Texas Capital Bancshares, Inc.(1)	279	26,882
Turkiye Halk Bankasi AS	122,947	208,413
Turkiye Vakiflar Bankasi TAO, D Shares	157,264	189,858
U.S. Bancorp	25,355	1,267,496
UMB Financial Corp.	3,785	291,634
UniCredit SpA	11,026	184,223

7

	Shares/ Principal Amount	Value
Valley National Bancorp	8,425	$107,082
Wells Fargo & Co.	20,714	1,118,349
Westamerica Bancorporation	4,923	281,743
Wintrust Financial Corp.	325	29,936
Zions Bancorporation	3,032	166,184
		16,717,260
Beverages — 0.9%
Brown-Forman Corp., Class B	1,804	102,034
China Resources Beer Holdings Co. Ltd.	14,000	67,929
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	226,195
Coca-Cola Co. (The)	242	10,406
Coca-Cola HBC AG	7,970	272,340
Constellation Brands, Inc., Class A	2,212	493,453
Diageo plc	12,200	448,123
Fevertree Drinks plc	1,060	42,334
Heineken NV	3,356	336,458
MGP Ingredients, Inc.	193	17,090
Molson Coors Brewing Co., Class B	8,021	494,495
Monster Beverage Corp.(1)	3,140	160,643
PepsiCo, Inc.	7,361	737,940
Remy Cointreau SA	3,070	456,959
Treasury Wine Estates Ltd.	49,793	622,379
		4,488,778
Biotechnology — 1.0%
AbbVie, Inc.	6,482	641,329
Acceleron Pharma, Inc.(1)	172	6,113
Adamas Pharmaceuticals, Inc.(1)	285	8,162
Aimmune Therapeutics, Inc.(1)	480	15,883
Alder Biopharmaceuticals, Inc.(1)	450	7,852
Alexion Pharmaceuticals, Inc.(1)	2,467	286,493
Amgen, Inc.	4,131	742,010
Amicus Therapeutics, Inc.(1)	1,230	20,787
AnaptysBio, Inc.(1)	90	7,002
Arena Pharmaceuticals, Inc.(1)	425	19,431
Array BioPharma, Inc.(1)	5,156	84,301
Biogen, Inc.(1)	2,912	856,012
BioMarin Pharmaceutical, Inc.(1)	1,434	129,548
Bluebird Bio, Inc.(1)	74	13,250
Blueprint Medicines Corp.(1)	172	14,462
Celgene Corp.(1)	3,822	300,715
Clovis Oncology, Inc.(1)	262	12,304
CSL Ltd.	4,910	687,705
Esperion Therapeutics, Inc.(1)	119	4,580
Exact Sciences Corp.(1)	475	28,281
Exelixis, Inc.(1)	3,410	70,689
FibroGen, Inc.(1)	313	16,871
Flexion Therapeutics, Inc.(1)	492	13,338
Galapagos NV(1)	473	47,918
Global Blood Therapeutics, Inc.(1)	169	8,137
Immunomedics, Inc.(1)	2,516	55,503

8

	Shares/ Principal Amount	Value
Loxo Oncology, Inc.(1)	89	$15,782
Neurocrine Biosciences, Inc.(1)	1,385	133,320
PeptiDream, Inc.(1)	700	30,257
Portola Pharmaceuticals, Inc.(1)	262	10,519
Puma Biotechnology, Inc.(1)	148	7,837
Regeneron Pharmaceuticals, Inc.(1)	175	52,556
Sage Therapeutics, Inc.(1)	171	26,110
Sarepta Therapeutics, Inc.(1)	243	22,806
Spark Therapeutics, Inc.(1)	125	9,974
Ultragenyx Pharmaceutical, Inc.(1)	148	10,834
Vertex Pharmaceuticals, Inc.(1)	1,647	253,638
		4,672,309
Building Products — 0.4%
Allegion plc	1,973	150,796
Apogee Enterprises, Inc.	701	30,599
CSW Industrials, Inc.(1)	1,552	75,427
Daikin Industries Ltd.	2,000	230,180
Fortune Brands Home & Security, Inc.	2,062	115,823
Gibraltar Industries, Inc.(1)	782	31,006
Johnson Controls International plc	34,937	1,172,486
Lennox International, Inc.	619	125,849
Masonite International Corp.(1)	233	15,401
Owens Corning	1,621	102,480
Sanwa Holdings Corp.	2,100	22,872
		2,072,919
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	1,226	195,253
Ameriprise Financial, Inc.	4,551	630,905
Ares Management LP	2,793	61,865
AURELIUS Equity Opportunities SE & Co. KGaA	520	34,678
Bank of New York Mellon Corp. (The)	12,330	675,067
BGC Partners, Inc., Class A	3,516	40,293
Brookfield Asset Management, Inc., Class A	2,056	81,996
Burford Capital Ltd.	4,184	88,556
Cboe Global Markets, Inc.	2,057	200,681
Charles Schwab Corp. (The)	4,308	239,611
Credit Suisse Group AG(1)	19,140	290,758
Deutsche Boerse AG	2,770	370,637
Donnelley Financial Solutions, Inc.(1)	2,179	33,469
Euronext NV	630	40,320
Evercore, Inc., Class A	2,702	282,089
FactSet Research Systems, Inc.	171	34,373
GAM Holding AG	3,338	50,004
Greenhill & Co., Inc.	556	14,651
Hamilton Lane, Inc., Class A	746	34,883
Houlihan Lokey, Inc.	468	22,881
Intermediate Capital Group plc	3,350	50,938
Invesco Ltd.	40,834	1,115,585
Julius Baer Group Ltd.(1)	5,960	346,806
London Stock Exchange Group plc	9,260	551,238

9

	Shares/ Principal Amount	Value
MSCI, Inc.	670	$108,922
Nasdaq, Inc.	1,036	95,167
Northern Trust Corp.	6,016	616,760
Partners Group Holding AG	30	21,622
S&P Global, Inc.	2,284	451,090
Sanne Group plc	3,285	27,863
SEI Investments Co.	4,054	258,564
T. Rowe Price Group, Inc.	303	36,790
		7,104,315
Chemicals — 0.7%
Air Products & Chemicals, Inc.	1,600	258,256
Arkema SA	680	83,340
Chr Hansen Holding A/S	3,650	350,935
DowDuPont, Inc.	4,780	306,446
Eastman Chemical Co.	3,204	334,209
Ferro Corp.(1)	1,198	24,511
FMC Corp.	1,492	129,938
Frutarom Industries Ltd.	250	24,413
Huntsman Corp.	3,615	115,572
Ingevity Corp.(1)	466	35,481
Innophos Holdings, Inc.	1,162	55,230
KMG Chemicals, Inc.	492	32,890
Kraton Corp.(1)	296	14,362
LyondellBasell Industries NV, Class A	2,694	302,051
Minerals Technologies, Inc.	905	66,065
Monsanto Co.	729	92,918
PolyOne Corp.	345	14,462
Praxair, Inc.	171	26,720
Scotts Miracle-Gro Co. (The)	16	1,362
Stepan Co.	51	3,708
Symrise AG	3,390	275,464
Tokai Carbon Co. Ltd.	4,100	83,636
Umicore SA	8,080	455,656
Valvoline, Inc.	4,374	89,405
Wacker Chemie AG	246	39,994
WR Grace & Co.	2,590	185,418
		3,402,442
Commercial Services and Supplies — 0.1%
Advanced Disposal Services, Inc.(1)	1,392	32,545
Brink's Co. (The)	999	79,171
Ceco Environmental Corp.	1,971	11,254
Deluxe Corp.	387	25,751
Healthcare Services Group, Inc.	738	26,679
InnerWorkings, Inc.(1)	4,151	36,487
LSC Communications, Inc.	621	7,862
McGrath RentCorp	281	18,288
MSA Safety, Inc.	1,079	100,347
Multi-Color Corp.	178	12,353
Pitney Bowes, Inc.	2,529	22,508

10

	Shares/ Principal Amount	Value
Republic Services, Inc.	2,549	$171,879
		545,124
Communications Equipment — 0.4%
Cisco Systems, Inc.	28,995	1,238,376
F5 Networks, Inc.(1)	153	26,486
Lumentum Holdings, Inc.(1)	118	6,933
Palo Alto Networks, Inc.(1)	4,066	846,094
		2,117,889
Construction and Engineering — 0.2%
Dycom Industries, Inc.(1)	823	76,671
Granite Construction, Inc.	487	27,696
Hazama Ando Corp.	46,700	406,918
Jacobs Engineering Group, Inc.	2,705	175,284
Penta-Ocean Construction Co. Ltd.	3,100	20,115
SHO-BOND Holdings Co. Ltd.	400	26,776
Valmont Industries, Inc.	87	12,715
		746,175
Construction Materials — 0.3%
Buzzi Unicem SpA	9,347	121,163
China Resources Cement Holdings Ltd.	34,000	39,770
CRH plc	11,520	425,626
HeidelbergCement AG	4,070	360,764
Summit Materials, Inc., Class A(1)	1,394	39,617
Vulcan Materials Co.	1,590	203,107
		1,190,047
Consumer Finance — 0.2%
American Express Co.	6,349	624,106
Discover Financial Services	2,395	176,895
Green Dot Corp., Class A(1)	367	26,156
Synchrony Financial	9,738	337,227
		1,164,384
Containers and Packaging — 0.5%
Amcor Ltd.	21,620	229,514
Ball Corp.	3,851	142,294
Bemis Co., Inc.	6,458	273,173
Graphic Packaging Holding Co.	33,591	486,398
Packaging Corp. of America	1,509	177,308
Sealed Air Corp.	2,346	102,192
Silgan Holdings, Inc.	3,489	94,971
Sonoco Products Co.	6,496	332,140
WestRock Co.	12,021	707,796
		2,545,786
Distributors — 0.1%
Genuine Parts Co.	2,978	270,373
LKQ Corp.(1)	6,777	215,305
Pool Corp.	123	17,579
		503,257
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	190	19,228
Cambium Learning Group, Inc.(1)	188	1,882

11

	Shares/ Principal Amount	Value
Chegg, Inc.(1)	955	$26,711
Graham Holdings Co., Class B	18	10,455
Grand Canyon Education, Inc.(1)	1,036	115,100
H&R Block, Inc.	9,687	265,908
		439,284
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,594	305,299
Compass Diversified Holdings	6,497	106,875
		412,174
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	2,433	78,635
BT Group plc	70,413	191,811
Cellnex Telecom SA	12,380	315,502
Masmovil Ibercom SA(1)	181	24,908
Verizon Communications, Inc.	18,881	900,057
Vonage Holdings Corp.(1)	615	7,042
		1,517,955
Electric Utilities — 0.5%
Edison International	8,014	498,150
Eversource Energy	6,699	382,379
Pinnacle West Capital Corp.	2,681	213,434
Portland General Electric Co.	3,227	137,664
ROSSETI PJSC	20,196,637	257,309
Xcel Energy, Inc.	17,315	788,179
		2,277,115
Electrical Equipment — 0.5%
AMETEK, Inc.	2,517	183,817
AZZ, Inc.	814	35,205
Eaton Corp. plc	7,378	565,007
Emerson Electric Co.	4,919	348,462
Hubbell, Inc.	5,211	561,173
Rockwell Automation, Inc.	1,020	178,918
Signify NV	13,836	395,934
		2,268,516
Electronic Equipment, Instruments and Components — 0.6%
Anritsu Corp.	4,400	58,626
Avnet, Inc.	1,447	55,160
Belden, Inc.	1,195	66,036
CDW Corp.	5,462	437,233
Dolby Laboratories, Inc., Class A	3,702	232,486
Hexagon AB, B Shares	7,190	405,309
Jabil, Inc.	839	23,727
Keyence Corp.	800	489,029
Keysight Technologies, Inc.(1)	5,373	315,610
Maruwa Co. Ltd.	500	39,734
National Instruments Corp.	3,044	126,691
OSI Systems, Inc.(1)	488	33,467
SYNNEX Corp.	168	17,946
Taiyo Yuden Co. Ltd.	1,100	24,715
TE Connectivity Ltd.	4,740	441,199

12

	Shares/ Principal Amount	Value
Tech Data Corp.(1)	440	$38,196
Trimble, Inc.(1)	737	24,365
TTM Technologies, Inc.(1)	729	13,144
Venture Corp. Ltd.	500	7,829
VeriFone Systems, Inc.(1)	2,106	47,890
		2,898,392
Energy Equipment and Services — 0.7%
Baker Hughes a GE Co.	20,917	723,519
Borr Drilling Ltd.(1)	6,835	35,001
Dril-Quip, Inc.(1)	671	32,242
FTS International, Inc.(1)	235	4,451
Halliburton Co.	14,216	707,104
Helix Energy Solutions Group, Inc.(1)	490	3,724
Keane Group, Inc.(1)	237	3,472
Liberty Oilfield Services, Inc., Class A(1)	232	4,932
National Oilwell Varco, Inc.	8,549	354,100
Petroleum Geo-Services ASA(1)	10,127	48,545
Schlumberger Ltd.	14,640	1,005,329
Tecnicas Reunidas SA	14,200	421,464
Trican Well Service Ltd.(1)	14,090	34,774
		3,378,657
Equity Real Estate Investment Trusts (REITs) — 2.2%
Agree Realty Corp.	1,519	80,416
Alexandria Real Estate Equities, Inc.	2,891	361,144
Allied Properties Real Estate Investment Trust	3,406	111,668
American Tower Corp.	1,343	185,831
Armada Hoffler Properties, Inc.	516	7,430
Camden Property Trust	1,430	125,840
CapitaLand Commercial Trust	48,200	61,393
CareTrust REIT, Inc.	1,693	27,918
Charter Hall Group	32,767	157,375
Community Healthcare Trust, Inc.	793	21,966
CubeSmart	1,290	39,345
CyrusOne, Inc.	3,865	214,044
Derwent London plc	1,273	50,926
Duke Realty Corp.	10,330	290,480
Empire State Realty Trust, Inc., Class A	5,329	90,380
EPR Properties	200	12,278
Equity Residential	3,231	206,752
Essex Property Trust, Inc.	827	197,678
Extra Space Storage, Inc.	1,943	187,014
Fibra Uno Administracion SA de CV	37,913	52,218
First Industrial Realty Trust, Inc.	986	32,469
Gaming and Leisure Properties, Inc.	890	31,239
Gecina SA	1,430	247,096
GLP J-Reit	129	144,004
Goodman Group	34,038	240,078
HCP, Inc.	7,612	182,460
Host Hotels & Resorts, Inc.	13,886	300,354
Hudson Pacific Properties, Inc.	4,456	157,742

13

	Shares/ Principal Amount	Value
Inmobiliaria Colonial Socimi SA	8,010	$85,350
Invesco Office J-Reit, Inc.	535	72,588
Invitation Homes, Inc.	5,807	127,812
Japan Hotel REIT Investment Corp.	276	205,433
Kite Realty Group Trust	3,247	50,945
Lexington Realty Trust	1,739	15,008
Link REIT	20,000	176,778
MedEquities Realty Trust, Inc.	2,672	28,003
Medical Properties Trust, Inc.	1,760	23,883
MGM Growth Properties LLC, Class A	7,511	222,926
Orix JREIT, Inc.	86	135,825
Park Hotels & Resorts, Inc.	14,903	480,175
Piedmont Office Realty Trust, Inc., Class A	11,042	212,227
PotlatchDeltic Corp.	6,780	342,390
Prologis, Inc.	5,840	375,804
PS Business Parks, Inc.	255	31,253
Rayonier, Inc.	5,435	211,258
Regency Centers Corp.	1,407	81,719
Retail Properties of America, Inc., Class A	3,784	46,392
RLJ Lodging Trust	529	12,379
Sabra Health Care REIT, Inc.	9,864	204,481
Safestore Holdings plc	17,825	132,760
SBA Communications Corp.(1)	5,791	915,383
Scentre Group	14,995	47,294
Segro plc	37,189	323,680
Senior Housing Properties Trust	1,106	19,532
Simon Property Group, Inc.	1,117	178,966
STORE Capital Corp.	5,973	160,076
Summit Hotel Properties, Inc.	806	12,324
Sun Communities, Inc.	2,676	258,716
UDR, Inc.	4,425	161,380
UNITE Group plc (The)	19,172	216,517
Urstadt Biddle Properties, Inc., Class A	397	8,674
Weingarten Realty Investors	1,605	47,059
Weyerhaeuser Co.	30,156	1,125,723
WP Carey, Inc.	513	34,479
		10,602,730
Food and Staples Retailing — 0.5%
Cosmos Pharmaceutical Corp.	200	42,997
Costco Wholesale Corp.	480	95,155
Jeronimo Martins SGPS SA	8,640	135,647
Sysco Corp.	11,021	716,696
Tesco plc	67,920	221,880
US Foods Holding Corp.(1)	7,603	271,275
Walgreens Boots Alliance, Inc.	8,708	543,292
Walmart, Inc.	6,829	563,666
		2,590,608
Food Products — 1.0%
a2 Milk Co. Ltd.(1)	4,240	31,654
Associated British Foods plc	7,700	271,141

14

	Shares/ Principal Amount	Value
Conagra Brands, Inc.	30,706	$1,137,964
Danone SA	6,680	509,697
General Mills, Inc.	6,014	254,332
Hain Celestial Group, Inc. (The)(1)	820	20,927
Health and Happiness H&H International Holdings Ltd.(1)	4,500	35,336
Hershey Co. (The)	1,176	105,887
Hostess Brands, Inc.(1)	1,502	20,472
J.M. Smucker Co. (The)	1,689	181,568
John B Sanfilippo & Son, Inc.	188	12,750
Kellogg Co.	9,045	582,408
Kerry Group plc, A Shares	3,570	377,222
Mondelez International, Inc., Class A	26,693	1,048,234
Orkla ASA	34,256	309,241
Premium Brands Holdings Corp.	600	53,697
Sanderson Farms, Inc.	339	33,181
TreeHouse Foods, Inc.(1)	1,074	51,455
		5,037,166
Gas Utilities — 0.1%
Atmos Energy Corp.	1,736	154,868
Rubis SCA	614	43,248
Spire, Inc.	2,744	195,510
		393,626
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	6,312	388,377
ABIOMED, Inc.(1)	312	118,916
Align Technology, Inc.(1)	787	261,245
Atrion Corp.	7	4,130
Boston Scientific Corp.(1)	9,201	279,618
Cooper Cos., Inc. (The)	642	145,291
Edwards Lifesciences Corp.(1)	6,672	916,132
Elekta AB, B Shares	1,915	23,348
Hill-Rom Holdings, Inc.	1,707	157,044
IDEXX Laboratories, Inc.(1)	529	110,143
Insulet Corp.(1)	519	48,677
Intuitive Surgical, Inc.(1)	1,864	856,825
LivaNova plc(1)	345	32,447
Masimo Corp.(1)	529	52,398
Medtronic plc	12,101	1,044,558
Merit Medical Systems, Inc.(1)	778	39,911
Nevro Corp.(1)	359	28,250
Nihon Kohden Corp.	600	16,622
Orthofix International NV(1)	94	5,137
Penumbra, Inc.(1)	731	117,618
Siemens Healthineers AG(1)	5,328	211,803
STERIS plc	2,375	246,620
Sysmex Corp.	3,800	340,694
Teleflex, Inc.	653	174,456
Varian Medical Systems, Inc.(1)	1,060	124,942
Zimmer Biomet Holdings, Inc.	13,697	1,527,353
		7,272,555

15

	Shares/ Principal Amount	Value
Health Care Providers and Services — 1.3%
Alfresa Holdings Corp.	11,300	$284,393
Amedisys, Inc.(1)	2,753	210,192
Cardinal Health, Inc.	6,358	331,188
Cigna Corp.	1,431	242,369
Ensign Group, Inc. (The)	639	23,394
Envision Healthcare Corp.(1)	443	18,996
Express Scripts Holding Co.(1)	5,250	398,003
HCA Healthcare, Inc.	3,479	358,824
HealthEquity, Inc.(1)	328	24,374
Henry Schein, Inc.(1)	6,880	476,096
LifePoint Health, Inc.(1)	7,227	381,947
McKesson Corp.	4,125	585,503
NMC Health plc	1,050	49,204
Premier, Inc., Class A(1)	326	10,634
Quest Diagnostics, Inc.	4,312	459,357
Suzuken Co. Ltd.	9,400	420,493
Tivity Health, Inc.(1)	2,340	82,017
Toho Holdings Co. Ltd.	16,900	414,114
UnitedHealth Group, Inc.	3,895	940,681
WellCare Health Plans, Inc.(1)	3,108	688,950
		6,400,729
Health Care Technology — 0.1%
Cerner Corp.(1)	6,781	404,690
Cotiviti Holdings, Inc.(1)	1,540	52,529
HealthStream, Inc.	73	2,033
Teladoc, Inc.(1)	805	40,975
Vocera Communications, Inc.(1)	1,343	36,288
		536,515
Hotels, Restaurants and Leisure — 1.0%
Accor SA	4,750	261,175
Carnival Corp.	1,434	89,310
Carnival plc	4,790	306,468
China Lodging Group Ltd. ADR	1,000	44,010
Chipotle Mexican Grill, Inc.(1)	306	131,635
Churchill Downs, Inc.	156	46,706
Compass Group plc	13,904	299,000
Corporate Travel Management Ltd.	2,960	54,944
Darden Restaurants, Inc.	3,451	301,652
Domino's Pizza, Inc.	382	96,065
GreenTree Hospitality Group Ltd. ADR(1)	575	10,764
Hilton Grand Vacations, Inc.(1)	4,836	192,279
Hilton Worldwide Holdings, Inc.	2,939	237,207
Las Vegas Sands Corp.	8,841	712,673
Marriott International, Inc., Class A	3,234	437,754
McDonald's Corp.	72	11,521
Melco International Development Ltd.	21,000	75,753
MGM Resorts International	2,603	81,864
NH Hotel Group SA	6,652	49,945
Planet Fitness, Inc., Class A(1)	1,126	44,623

16

	Shares/ Principal Amount	Value
Red Robin Gourmet Burgers, Inc.(1)	565	$28,448
Red Rock Resorts, Inc., Class A	808	27,828
Round One Corp.	2,700	47,446
Royal Caribbean Cruises Ltd.	4,230	444,065
Ruth's Hospitality Group, Inc.	7	186
Texas Roadhouse, Inc.	500	30,985
TKP Corp.(1)	700	34,494
Vail Resorts, Inc.	2,315	557,429
Wynn Macau Ltd.	29,600	112,793
Yum! Brands, Inc.	1,356	110,284
		4,879,306
Household Durables — 0.5%
Bellway plc	1,020	44,526
Cairn Homes plc(1)	23,608	49,516
Cavco Industries, Inc.(1)	163	33,839
Garmin Ltd.	523	31,427
Haseko Corp.	28,200	426,966
Helen of Troy Ltd.(1)	515	46,247
Iida Group Holdings Co. Ltd.	20,800	396,244
Installed Building Products, Inc.(1)	255	15,466
Mohawk Industries, Inc.(1)	724	147,725
Neinor Homes SA(1)	2,620	49,706
PlayAGS, Inc.(1)	1,399	35,423
Pressance Corp.	3,000	48,326
PulteGroup, Inc.	9,190	277,997
Sony Corp.	7,700	363,061
Toll Brothers, Inc.	5,202	205,427
TopBuild Corp.(1)	422	35,427
William Lyon Homes, Class A(1)	183	4,364
		2,211,687
Household Products — 0.4%
Central Garden & Pet Co., Class A(1)	646	24,555
Church & Dwight Co., Inc.	4,118	193,340
Energizer Holdings, Inc.	222	13,484
Kimberly-Clark Corp.	6,046	609,739
Procter & Gamble Co. (The)	14,049	1,027,965
Spectrum Brands Holdings, Inc.	805	64,151
		1,933,234
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc.	3,376	115,560
Industrial Conglomerates — 0.2%
3M Co.	220	43,391
General Electric Co.	14,730	207,398
Honeywell International, Inc.	4,021	594,746
Rheinmetall AG	271	34,589
Siemens AG	2,280	297,382
		1,177,506
Insurance — 1.3%
Aegon NV	79,356	492,842
Aflac, Inc.	11,468	516,748

17

	Shares/ Principal Amount	Value
AIA Group Ltd.	72,800	$664,296
Allstate Corp. (The)	1,528	142,837
AMERISAFE, Inc.	756	45,095
Arthur J. Gallagher & Co.	3,186	211,168
Aspen Insurance Holdings Ltd.	802	34,807
Assurant, Inc.	1,175	109,686
Aviva plc	37,915	257,507
Beazley plc	5,205	41,381
Brown & Brown, Inc.	5,729	159,152
Chubb Ltd.	8,394	1,097,012
First American Financial Corp.	1,860	96,869
Goosehead Insurance, Inc., Class A(1)	809	13,065
Hanover Insurance Group, Inc. (The)	275	33,341
Hartford Financial Services Group, Inc. (The)	6,474	338,784
Hiscox Ltd.	14,444	288,437
Infinity Property & Casualty Corp.	450	65,115
James River Group Holdings Ltd.	1,329	50,409
Japan Post Holdings Co. Ltd.	22,600	258,572
Kinsale Capital Group, Inc.	774	40,991
MetLife, Inc.	1,610	74,044
NN Group NV	12,456	534,386
ProAssurance Corp.	2,477	95,117
Reinsurance Group of America, Inc.	1,563	233,575
RenaissanceRe Holdings Ltd.	559	68,628
RLI Corp.	341	22,397
Topdanmark A/S	1,057	47,444
Torchmark Corp.	1,953	165,673
Travelers Cos., Inc. (The)	594	76,341
Trupanion, Inc.(1)	1,095	34,788
Validus Holdings Ltd.	323	21,887
		6,332,394
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	2,097	3,417,313
ASOS plc(1)	5,180	456,118
Expedia Group, Inc.	1,444	174,767
GS Home Shopping, Inc.	1,338	209,710
Kogan.com Ltd.	1,787	12,217
Netflix, Inc.(1)	796	279,873
Nutrisystem, Inc.	642	23,947
PetMed Express, Inc.	468	16,834
Shutterfly, Inc.(1)	726	68,346
Start Today Co. Ltd.	15,100	522,541
Wayfair, Inc., Class A(1)	466	43,035
Zalando SE(1)	5,878	313,252
		5,537,953
Internet Software and Services — 1.6%
2U, Inc.(1)	687	65,128
Alphabet, Inc., Class A(1)	3,598	3,957,800
Care.com, Inc.(1)	136	2,821
eBay, Inc.(1)	1,651	62,276

18

	Shares/ Principal Amount	Value
Etsy, Inc.(1)	871	$28,168
Facebook, Inc., Class A(1)	14,826	2,843,330
Five9, Inc.(1)	1,302	45,427
GrubHub, Inc.(1)	305	32,699
Just Eat plc(1)	14,486	162,343
LogMeIn, Inc.	2,814	303,630
Match Group, Inc.(1)	1,411	58,063
Mimecast Ltd.(1)	782	34,854
NEXTDC Ltd.(1)	8,818	49,673
Nutanix, Inc., Class A(1)	582	31,108
Q2 Holdings, Inc.(1)	268	15,316
Scout24 AG	950	48,692
SPS Commerce, Inc.(1)	466	34,684
Stamps.com, Inc.(1)	336	84,269
Twitter, Inc.(1)	2,442	84,737
VeriSign, Inc.(1)	721	94,047
		8,039,065
IT Services — 1.3%
Accenture plc, Class A	180	28,033
Amadeus IT Group SA	4,680	370,883
Booz Allen Hamilton Holding Corp.	4,133	186,357
CSG Systems International, Inc.	1,226	50,732
DXC Technology Co.	5,243	482,933
EPAM Systems, Inc.(1)	312	38,432
EVERTEC, Inc.	2,695	58,751
Evo Payments, Inc., Class A(1)	596	12,802
Fiserv, Inc.(1)	2,994	217,364
FleetCor Technologies, Inc.(1)	1,359	270,917
GDS Holdings Ltd. ADR(1)	1,605	60,685
GreenSky, Inc., Class A(1)	971	25,994
International Business Machines Corp.	4,160	587,850
InterXion Holding NV(1)	10,349	660,887
Keywords Studios plc	2,093	47,415
Leidos Holdings, Inc.	1,993	119,700
MasterCard, Inc., Class A	143	27,187
PayPal Holdings, Inc.(1)	5,859	480,848
Presidio, Inc.(1)	2,167	28,994
Science Applications International Corp.	348	30,781
Solutions 30 SE(1)	808	38,036
Syntel, Inc.(1)	325	10,237
Teradata Corp.(1)	1,865	74,358
Total System Services, Inc.	3,821	325,511
Unisys Corp.(1)	1,003	12,086
Visa, Inc., Class A	9,304	1,216,219
Wirecard AG	1,850	286,069
Worldline SA(1)	480	27,700
Worldpay, Inc., Class A(1)	4,775	379,469
		6,157,230
Leisure Products†
BRP, Inc.	1,460	68,012

19

	Shares/ Principal Amount	Value
Malibu Boats, Inc., Class A(1)	1,062	$45,538
MCBC Holdings, Inc.(1)	169	4,984
Trigano SA	180	36,040
		154,574
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	4,559	282,293
Bio-Techne Corp.	961	144,457
ICON plc(1)	258	33,277
Illumina, Inc.(1)	1,674	456,065
Lonza Group AG(1)	2,340	628,049
Mettler-Toledo International, Inc.(1)	153	84,263
PRA Health Sciences, Inc.(1)	447	37,950
		1,666,354
Machinery — 1.2%
Actuant Corp., Class A	1,531	35,749
Biesse SpA	620	27,539
Caterpillar, Inc.	3,683	559,485
Chart Industries, Inc.(1)	431	27,769
Cummins, Inc.	3,547	505,057
Daifuku Co. Ltd.	500	25,783
Danieli & C Officine Meccaniche SpA	5,126	86,523
EnPro Industries, Inc.	847	62,390
Evoqua Water Technologies Corp.(1)	4,723	91,107
Georg Fischer AG	40	51,632
Global Brass & Copper Holdings, Inc.	1,522	47,791
Graham Corp.	548	13,980
Hitachi Construction Machinery Co. Ltd.	800	29,326
Hyster-Yale Materials Handling, Inc.	10	667
Hyundai Mipo Dockyard Co. Ltd.(1)	3,505	303,438
IMA Industria Macchine Automatiche SpA	320	31,105
IMI plc	15,472	238,670
Ingersoll-Rand plc	8,967	784,971
ITT, Inc.	560	28,907
John Bean Technologies Corp.	1,687	148,962
Jungheinrich AG Preference Shares	820	32,067
Kadant, Inc.	344	33,557
Kennametal, Inc.	793	29,523
Komatsu Ltd.	9,800	320,583
Lydall, Inc.(1)	38	1,592
Makita Corp.	4,900	217,844
Oshkosh Corp.	2,075	150,956
Outotec Oyj(1)	357	3,338
PACCAR, Inc.	4,478	278,666
Parker-Hannifin Corp.	1,659	283,523
REV Group, Inc.	1,795	30,443
THK Co. Ltd.	1,700	60,048
Toro Co. (The)	4,938	286,404
Tsubaki Nakashima Co. Ltd.	1,600	39,796
WABCO Holdings, Inc.(1)	2,386	288,539

20

	Shares/ Principal Amount	Value
Weir Group plc (The)	15,060	$438,808
		5,596,538
Marine — 0.1%
D/S Norden A/S(1)	14,435	269,975
Sinotrans Shipping Ltd.	678,000	185,218
		455,193
Media — 0.4%
Comcast Corp., Class A	789	24,601
CyberAgent, Inc.	5,500	286,057
DISH Network Corp., Class A(1)	146	4,314
Entertainment One Ltd.	18,420	73,372
Entravision Communications Corp., Class A	10,127	40,508
Liberty Media Corp-Liberty Formula One, Class C(1)	2,035	64,265
Nippon Television Holdings, Inc.	35,800	602,248
Sirius XM Holdings, Inc.	13,358	94,842
Time Warner, Inc.	3,979	374,663
Townsquare Media, Inc., Class A	551	3,433
tronc, Inc.(1)	311	4,988
TV Asahi Holdings Corp.	15,000	320,480
Vivendi SA	10,290	258,892
Walt Disney Co. (The)	38	3,780
		2,156,443
Metals and Mining — 0.1%
AMG Advanced Metallurgical Group NV	960	55,027
First Quantum Minerals Ltd.	18,870	296,163
KAZ Minerals plc(1)	2,590	34,890
Kirkland Lake Gold Ltd.	3,020	55,527
OSAKA Titanium Technologies Co. Ltd.	800	13,872
Sandfire Resources NL	5,670	37,110
Trevali Mining Corp.(1)	23,980	19,604
		512,193
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	862	15,766
Starwood Property Trust, Inc.	4,164	90,400
Two Harbors Investment Corp.	731	11,367
		117,533
Multi-Utilities — 0.1%
Ameren Corp.	2,640	156,262
NorthWestern Corp.	5,896	321,214
		477,476
Multiline Retail — 0.6%
B&M European Value Retail SA	67,806	362,657
Debenhams plc	500,066	142,966
Dollar Tree, Inc.(1)	8,235	680,128
Don Quijote Holdings Co. Ltd.	5,300	281,281
Kohl's Corp.	5,017	334,885
Ryohin Keikaku Co. Ltd.	700	237,237
Seria Co. Ltd.	500	24,050
Target Corp.	11,802	860,248
		2,923,452

21

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 2.3%
Aker BP ASA	650	$23,664
Anadarko Petroleum Corp.	9,442	659,052
Ardmore Shipping Corp.(1)	1,592	12,895
Callon Petroleum Co.(1)	2,846	33,697
Chevron Corp.	11,689	1,452,943
Cimarex Energy Co.	3,222	299,388
CNOOC Ltd. ADR	954	161,388
Concho Resources, Inc.(1)	2,332	320,207
Devon Energy Corp.	9,549	396,952
Energen Corp.(1)	452	30,664
Eni SpA	32,320	590,466
EQT Corp.	12,959	667,907
Extraction Oil & Gas, Inc.(1)	1,556	26,390
Exxon Mobil Corp.	3,498	284,178
Gazprom PJSC ADR	105,964	479,721
HollyFrontier Corp.	4,266	329,250
Imperial Oil Ltd.	8,305	271,709
Lundin Petroleum AB	9,600	304,584
Marathon Petroleum Corp.	6,725	531,477
Neste Oyj	3,750	305,701
Noble Energy, Inc.	16,065	573,520
Occidental Petroleum Corp.	6,376	536,859
Parex Resources, Inc.(1)	2,430	43,873
PBF Energy, Inc., Class A	826	38,971
Phillips 66	1,540	179,395
Royal Dutch Shell plc, A Shares	11,625	404,472
Royal Dutch Shell plc, Class B ADR	5,210	376,839
Saras SpA	155,113	349,944
Spectra Energy Partners LP	3,039	91,595
Surgutneftegas OJSC, Preference Shares	797,249	389,143
TOTAL SA	3,185	193,566
TOTAL SA ADR	14,399	873,299
WildHorse Resource Development Corp.(1)	297	7,977
		11,241,686
Paper and Forest Products†
Ence Energia y Celulosa SA	4,740	37,234
Louisiana-Pacific Corp.	4,432	129,326
		166,560
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	3,561	155,687
Estee Lauder Cos., Inc. (The), Class A	1,253	187,248
Kose Corp.	2,000	433,501
Medifast, Inc.	410	60,061
Pola Orbis Holdings, Inc.	6,000	295,870
Shiseido Co. Ltd.	4,400	347,071
Unilever NV CVA	11,340	631,857
		2,111,295
Pharmaceuticals — 1.6%
Aerie Pharmaceuticals, Inc.(1)	227	11,645
22

	Shares/ Principal Amount	Value
Allergan plc	2,983	$449,836
AstraZeneca plc	5,860	427,736
Bristol-Myers Squibb Co.	1,642	86,402
Catalent, Inc.(1)	1,638	64,308
Dechra Pharmaceuticals plc	1,390	51,469
Eli Lilly & Co.	3,392	288,456
Heska Corp.(1)	195	20,853
Horizon Pharma plc(1)	473	7,710
Jazz Pharmaceuticals plc(1)	1,090	184,210
Johnson & Johnson	13,582	1,624,679
Merck & Co., Inc.	21,328	1,269,656
Nektar Therapeutics(1)	355	28,496
Optinose, Inc.(1)	490	11,304
Pfizer, Inc.	45,594	1,638,192
Roche Holding AG	1,050	225,207
Sanofi ADR	26,890	1,029,080
Zoetis, Inc.	5,166	432,394
		7,851,633
Professional Services — 0.4%
ALS Ltd.	4,370	24,669
ASGN, Inc.(1)	294	22,638
Capita plc	151,173	271,553
Huron Consulting Group, Inc.(1)	725	29,362
IHS Markit Ltd.(1)	4,258	209,834
Insperity, Inc.	631	58,052
Intertek Group plc	5,458	396,679
Kforce, Inc.	117	3,937
Outsourcing, Inc.	3,200	60,821
Recruit Holdings Co. Ltd.	13,700	379,627
Robert Half International, Inc.	2,944	187,474
Teleperformance	252	39,832
TransUnion	930	63,798
TrueBlue, Inc.(1)	244	6,295
Verisk Analytics, Inc.(1)	2,890	307,034
		2,061,605
Real Estate Investment Trusts (REITs)†
Highwoods Properties, Inc.	310	14,827
Real Estate Management and Development — 0.6%
Aroundtown SA	27,906	232,182
CapitaLand Ltd.	26,900	69,280
Central Pattana PCL	33,800	80,423
China Resources Land Ltd.	34,000	124,563
City Developments Ltd.	3,200	26,692
CK Asset Holdings Ltd.	11,500	95,896
Colliers International Group, Inc.	640	46,171
Country Garden Holdings Co. Ltd.	66,000	128,255
FirstService Corp.	322	22,659
Godrej Properties Ltd.(1)	2,446	26,402
Iguatemi Empresa de Shopping Centers SA	5,800	48,879
Jones Lang LaSalle, Inc.	913	149,513

23

	Shares/ Principal Amount	Value
KWG Property Holding Ltd.	41,000	$56,399
Longfor Properties Co. Ltd.	35,500	105,672
Mitsui Fudosan Co. Ltd.	9,000	225,150
New World Development Co. Ltd.	30,000	45,968
Newmark Group, Inc., Class A	94	1,262
Relo Group, Inc.	1,700	43,652
Shimao Property Holdings Ltd.	30,500	89,467
Sumitomo Realty & Development Co. Ltd.	7,000	263,128
Sun Hung Kai Properties Ltd.	10,000	161,133
Swire Properties Ltd.	10,200	39,946
Tateru, Inc.	2,000	39,011
Tricon Capital Group, Inc.	6,542	55,803
UOL Group Ltd.	14,500	87,582
VGP NV	536	40,085
Vonovia SE	5,883	277,701
Wharf Real Estate Investment Co. Ltd.	19,000	146,422
		2,729,296
Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	512	98,708
DSV A/S	4,252	353,266
Heartland Express, Inc.	14,864	277,660
Norfolk Southern Corp.	1,041	157,868
Ryder System, Inc.	841	56,414
Saia, Inc.(1)	243	20,023
Seino Holdings Co. Ltd.	2,200	41,298
Union Pacific Corp.	4,674	667,260
		1,672,497
Semiconductors and Semiconductor Equipment — 1.7%
Applied Materials, Inc.	25,212	1,280,265
ASML Holding NV	4,149	809,475
BE Semiconductor Industries NV	1,100	36,871
Broadcom, Inc.	3,621	912,746
Cavium, Inc.(1)	118	9,866
Cypress Semiconductor Corp.	1,531	25,200
Entegris, Inc.	1,321	46,367
Infineon Technologies AG	9,350	256,941
Intel Corp.	19,008	1,049,242
KLA-Tencor Corp.	1,581	179,017
Kulicke & Soffa Industries, Inc.(1)	887	21,359
Lam Research Corp.	3,094	613,169
Maxim Integrated Products, Inc.	13,856	812,654
Microchip Technology, Inc.	5,588	544,159
MKS Instruments, Inc.	537	60,251
Monolithic Power Systems, Inc.	435	57,337
NVIDIA Corp.	109	27,489
NXP Semiconductors NV(1)	151	17,214
QUALCOMM, Inc.	5,020	291,762
Rohm Co. Ltd.	2,800	257,620
Semtech Corp.(1)	877	42,447
Skyworks Solutions, Inc.	1,968	194,065

24

	Shares/ Principal Amount	Value
SOITEC(1)	464	$42,891
SUMCO Corp.	1,300	31,328
Teradyne, Inc.	7,335	278,070
Texas Instruments, Inc.	3,283	367,401
Xilinx, Inc.	3,773	256,979
		8,522,185
Software — 2.1%
Activision Blizzard, Inc.	6,159	436,735
Adobe Systems, Inc.(1)	2,781	693,248
Autodesk, Inc.(1)	2,332	301,061
Aveva Group plc	1,521	48,004
Bottomline Technologies de, Inc.(1)	1,260	59,926
Cadence Design Systems, Inc.(1)	1,449	61,510
Electronic Arts, Inc.(1)	6,802	890,450
Fair Isaac Corp.(1)	91	16,747
Guidewire Software, Inc.(1)	2,368	219,845
Microsoft Corp.	37,820	3,738,129
Nice Ltd. ADR(1)	590	62,392
Nintendo Co. Ltd.	700	288,165
Oracle Corp. (New York)	18,561	867,170
Paycom Software, Inc.(1)	164	17,297
Paylocity Holding Corp.(1)	433	25,872
RealPage, Inc.(1)	941	55,284
Red Hat, Inc.(1)	2,555	414,983
RingCentral, Inc., Class A(1)	621	47,041
salesforce.com, Inc.(1)	3,125	404,156
ServiceNow, Inc.(1)	1,453	258,067
Splunk, Inc.(1)	3,835	424,956
Synopsys, Inc.(1)	1,289	113,522
Take-Two Interactive Software, Inc.(1)	2,677	300,038
Tyler Technologies, Inc.(1)	967	223,976
Ubisoft Entertainment SA(1)	2,993	326,971
Zendesk, Inc.(1)	919	51,363
		10,346,908
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	4,544	584,449
Asbury Automotive Group, Inc.(1)	539	37,487
At Home Group, Inc.(1)	452	15,644
AutoZone, Inc.(1)	230	149,344
Best Buy Co., Inc.	5,222	356,402
Boot Barn Holdings, Inc.(1)	952	22,543
Burlington Stores, Inc.(1)	2,477	362,261
Camping World Holdings, Inc., Class A	2,922	55,518
Fnac Darty SA(1)	520	54,635
Home Depot, Inc. (The)	360	67,158
Kingfisher plc	197,891	801,740
MarineMax, Inc.(1)	312	7,316
National Vision Holdings, Inc.(1)	711	25,880
Nextage Co. Ltd.	2,300	26,208
Nitori Holdings Co. Ltd.	1,300	222,947

25

	Shares/ Principal Amount	Value
O'Reilly Automotive, Inc.(1)	1,383	$372,594
Penske Automotive Group, Inc.	521	25,086
RH(1)	213	20,817
Ross Stores, Inc.	7,148	563,834
Sleep Number Corp.(1)	507	14,181
Tailored Brands, Inc.	437	14,338
TJX Cos., Inc. (The)	3,260	294,443
Vivo Energy plc(1)	5,270	12,260
		4,107,085
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	16,442	3,072,516
Cray, Inc.(1)	1,029	25,622
HP, Inc.	7,066	155,664
Western Digital Corp.	2,476	206,771
		3,460,573
Textiles, Apparel and Luxury Goods — 0.6%
adidas AG	2,150	486,740
Carter's, Inc.	1,049	114,351
Cie Financiere Richemont SA	4,010	368,245
Columbia Sportswear Co.	172	14,983
Deckers Outdoor Corp.(1)	3,848	435,440
G-III Apparel Group Ltd.(1)	390	16,341
Kering SA	770	444,294
Lululemon Athletica, Inc.(1)	550	57,778
Michael Kors Holdings Ltd.(1)	5,844	335,387
Oxford Industries, Inc.	72	5,941
Tapestry, Inc.	8,782	383,949
		2,663,449
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	18,342	241,014
LendingTree, Inc.(1)	78	20,194
Merchants Bancorp	76	1,939
Nationstar Mortgage Holdings, Inc.(1)	428	7,670
NMI Holdings, Inc., Class A(1)	1,287	21,428
		292,245
Tobacco — 0.1%
Altria Group, Inc.	6,023	335,722
British American Tobacco plc	1,730	88,996
Philip Morris International, Inc.	2,080	165,443
		590,161
Trading Companies and Distributors — 0.5%
AerCap Holdings NV(1)	7,481	413,774
Ashtead Group plc	6,393	197,276
Bunzl plc	12,170	370,525
DXP Enterprises, Inc.(1)	376	14,672
Ferguson plc	4,830	374,333
Foundation Building Materials, Inc.(1)	2,519	38,667
GMS, Inc.(1)	402	12,040
Howden Joinery Group plc	5,030	33,516
MonotaRO Co. Ltd.	6,900	276,755

26

	Shares/ Principal Amount	Value
MRC Global, Inc.(1)	1,428	$29,488
MSC Industrial Direct Co., Inc., Class A	4,568	419,479
SiteOne Landscape Supply, Inc.(1)	513	38,808
United Rentals, Inc.(1)	1,678	267,759
Yamazen Corp.	11,100	113,700
		2,600,792
Water Utilities†
Connecticut Water Service, Inc.	118	7,613
SJW Group	273	17,235
		24,848
Wireless Telecommunication Services — 0.1%
1&1 Drillisch AG	345	23,877
T-Mobile US, Inc.(1)	5,976	332,863
		356,740
TOTAL COMMON STOCKS (Cost $168,349,875)		215,428,917
U.S. TREASURY SECURITIES — 17.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,000,000	1,085,957
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	12,247
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	153,413
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	500,596
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	898,959
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	102,086
U.S. Treasury Bonds, 3.00%, 11/15/44	150,000	149,713
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	3,200,000	2,898,750
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	598,852
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	847,941
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	371,241	422,011
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	4,526,335	4,507,210
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,237,865	2,219,056
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,577,200	4,669,043
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	3,422,055	3,374,567
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	2,989,548	3,007,186
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	1,026,150	1,006,466
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,658,716	2,619,602
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,108,370	4,021,572
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,324,285	3,298,223
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,390,389	1,389,538
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,196,163	8,933,760
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,214,480	4,096,929
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,052,076	2,277,228
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	2,841,291	2,787,791
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	4,306,066	4,276,605
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,789,060	4,577,371
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	206,620	200,216
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,517,565	1,479,875
U.S. Treasury Notes, 1.625%, 7/31/19	1,743,000	1,729,383

27

		Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.75%, 9/30/19		$2,000,000	$1,984,531
U.S. Treasury Notes, 1.50%, 11/30/19		1,090,000	1,075,949
U.S. Treasury Notes, 1.375%, 1/15/20(2)		350,000	344,436
U.S. Treasury Notes, 1.50%, 5/15/20		300,000	294,750
U.S. Treasury Notes, 1.50%, 5/31/20		300,000	294,580
U.S. Treasury Notes, 1.375%, 9/15/20		900,000	878,186
U.S. Treasury Notes, 1.375%, 10/31/20		1,600,000	1,558,156
U.S. Treasury Notes, 2.00%, 11/30/20		250,000	246,973
U.S. Treasury Notes, 1.375%, 5/31/21		100,000	96,594
U.S. Treasury Notes, 2.00%, 10/31/21		2,450,000	2,401,574
U.S. Treasury Notes, 1.875%, 1/31/22		3,000,000	2,921,777
U.S. Treasury Notes, 1.875%, 4/30/22		2,400,000	2,332,078
U.S. Treasury Notes, 2.00%, 11/30/22		1,700,000	1,652,586
U.S. Treasury Notes, 2.25%, 8/15/27(2)		361,000	343,147
U.S. Treasury Notes, 2.75%, 2/15/28		350,000	346,760
TOTAL U.S. TREASURY SECURITIES (Cost $86,061,159)			84,914,223
CORPORATE BONDS — 12.6%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)		25,000	27,875
Bombardier, Inc., 7.50%, 3/15/25(3)		35,000	36,316
Lockheed Martin Corp., 3.55%, 1/15/26		160,000	158,818
Rockwell Collins, Inc., 4.35%, 4/15/47		30,000	29,063
TransDigm, Inc., 6.00%, 7/15/22		40,000	40,650
United Technologies Corp., 6.05%, 6/1/36		51,000	59,234
United Technologies Corp., 5.70%, 4/15/40		75,000	86,124
			438,080
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		120,000	115,807
XPO Logistics, Inc., 6.50%, 6/15/22(3)		25,000	25,694
			141,501
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		40,000	40,134
United Continental Holdings, Inc., 5.00%, 2/1/24		45,000	43,875
			84,009
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,390
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		85,000	85,042
Tenneco, Inc., 5.00%, 7/15/26		60,000	54,882
			152,314
Automobiles — 0.5%
American Honda Finance Corp., 2.125%, 10/10/18		10,000	9,990
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	48,182
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	58,336
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$25,000	25,226
Ford Motor Co., 4.35%, 12/8/26		90,000	89,029
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	255,677

28

		Shares/ Principal Amount	Value
General Motors Co., 4.20%, 10/1/27		$30,000	$29,026
General Motors Co., 5.15%, 4/1/38		100,000	97,223
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	188,256
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	52,369
Toyota Motor Credit Corp., MTN, VRN, 2.57%, 8/15/18, resets quarterly off the 3-month LIBOR plus 0.23%		1,500,000	1,500,983
			2,354,297
Banks — 1.9%
Akbank Turk AS, 5.00%, 10/24/22		50,000	47,896
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		102,000	100,367
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		80,000	73,900
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(4)		82,000	76,567
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	234,029
Bancolombia SA, VRN, 4.875%, 10/18/22(4)		$100,000	95,026
Banistmo SA, 3.65%, 9/19/22		120,000	113,970
Bank of America Corp., 4.10%, 7/24/23		70,000	71,616
Bank of America Corp., MTN, 4.20%, 8/26/24		260,000	262,380
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	89,100
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	131,978
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	64,494
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(4)		40,000	40,129
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,875
BPCE SA, VRN, 2.75%, 7/8/21(4)	EUR	100,000	122,516
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	59,352
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	70,187
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(4)	EUR	100,000	116,737
Capital One Financial Corp., 3.75%, 7/28/26		$255,000	238,892
Citigroup, Inc., 2.75%, 4/25/22		160,000	155,541
Citigroup, Inc., 4.05%, 7/30/22		50,000	50,721
Citigroup, Inc., 4.45%, 9/29/27		350,000	346,393
Citigroup, Inc., VRN, 3.52%, 10/27/27(4)		210,000	198,200
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	288,106
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	151,048
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	249,254
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(4)	EUR	100,000	122,211
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	454,859
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	86,108
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	212,548
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	61,178
Fifth Third Bank, 2.875%, 10/1/21		31,000	30,677
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(4)	GBP	90,000	138,270
Huntington Bancshares, Inc., 2.30%, 1/14/22		$80,000	77,085
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	69,535
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	604,554
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	230,613
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(4)		90,000	82,621

29

		Shares/ Principal Amount	Value
KEB Hana Bank, MTN, 4.375%, 9/30/24		$82,000	$82,170
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	354,711
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	137,636
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(4)		$184,000	184,918
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		80,000	82,215
Regions Financial Corp., 2.75%, 8/14/22		70,000	67,852
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,474
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	147,760
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(3)		$87,000	86,395
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(3)(4)		60,000	55,956
U.S. Bank N.A., 2.80%, 1/27/25		250,000	238,126
US Bancorp, MTN, 3.60%, 9/11/24		24,000	23,837
Wells Fargo & Co., 3.07%, 1/24/23		80,000	77,925
Wells Fargo & Co., 4.125%, 8/15/23		100,000	101,096
Wells Fargo & Co., 3.00%, 4/22/26		180,000	168,126
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	128,415
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	77,897
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	118,177
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	111,452
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	996,971
Woori Bank, MTN, 4.75%, 4/30/24		61,000	61,731
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)		50,000	45,821
Zenith Bank plc, 6.25%, 4/22/19(3)		100,000	100,410
			9,197,604
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	308,580
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		200,000	196,583
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	187,560
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	60,647
Constellation Brands, Inc., 4.75%, 12/1/25		$150,000	156,475
			909,845
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	190,521
AbbVie, Inc., 3.60%, 5/14/25		40,000	39,030
AbbVie, Inc., 4.40%, 11/6/42		130,000	125,018
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		25,000	25,243
Amgen, Inc., 4.66%, 6/15/51		138,000	137,989
Biogen, Inc., 3.625%, 9/15/22		160,000	160,669
Celgene Corp., 3.25%, 8/15/22		90,000	88,569
Celgene Corp., 3.625%, 5/15/24		15,000	14,718
Celgene Corp., 3.875%, 8/15/25		130,000	127,583
Celgene Corp., 5.00%, 8/15/45		70,000	69,552
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	114,243
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	227,741
			1,320,876

30

		Shares/ Principal Amount	Value
Building Products†
Masco Corp., 4.45%, 4/1/25		$110,000	$111,587
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20(4)	EUR	100,000	121,918
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	115,787
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$110,000	99,395
SURA Asset Management SA, 4.375%, 4/11/27		40,000	38,400
			375,500
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	30,187
Blue Cube Spinco LLC, 9.75%, 10/15/23		15,000	17,231
CF Industries, Inc., 3.45%, 6/1/23		20,000	18,962
Chemours Co. (The), 6.625%, 5/15/23		25,000	26,288
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		4,000	3,769
Eastman Chemical Co., 3.60%, 8/15/22		6,000	6,009
Equate Petrochemical BV, 4.25%, 11/3/26(3)		34,000	32,823
Hexion, Inc., 6.625%, 4/15/20		10,000	9,463
Huntsman International LLC, 5.125%, 11/15/22		25,000	25,844
INEOS Group Holdings SA, 5.625%, 8/1/24(3)		30,000	30,225
NOVA Chemicals Corp., 4.875%, 6/1/24(3)		70,000	67,200
Olin Corp., 5.125%, 9/15/27		10,000	9,750
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		20,000	20,550
Platform Specialty Products Corp., 5.875%, 12/1/25(3)		10,000	9,638
Tronox Finance plc, 5.75%, 10/1/25(3)		10,000	9,725
			317,664
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		20,000	20,700
Covanta Holding Corp., 5.875%, 3/1/24		40,000	39,400
Envision Healthcare Corp., 5.125%, 7/1/22(3)		25,000	25,188
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	34,604
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		28,000	29,742
Republic Services, Inc., 3.55%, 6/1/22		220,000	221,477
Waste Management, Inc., 4.10%, 3/1/45		70,000	69,553
			440,664
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		27,000	34,083
CommScope Technologies LLC, 5.00%, 3/15/27(3)		60,000	56,250
HTA Group Ltd., 9.125%, 3/8/22(3)		61,000	62,357
IHS Netherlands Holdco BV, 9.50%, 10/27/21(3)		37,000	37,469
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	25,469
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)		60,000	58,200
			273,828
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22		35,000	34,650
Construction Materials†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		10,000	9,860
Cemex SAB de CV, 6.125%, 5/5/25		80,000	81,091

31

		Shares/ Principal Amount	Value
Owens Corning, 4.20%, 12/15/22		$90,000	$91,593
Standard Industries, Inc., 6.00%, 10/15/25(3)		20,000	20,300
			202,844
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)		60,000	57,600
Consumer Finance — 0.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21		70,000	68,338
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	248,736
CIT Group, Inc., 5.00%, 8/15/22		90,000	91,687
Discover Financial Services, 3.75%, 3/4/25		200,000	193,300
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	20,675
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	19,900
Navient Corp., 5.00%, 10/26/20		45,000	45,383
Navient Corp., 5.50%, 1/25/23		20,000	19,721
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		20,000	19,800
Synchrony Financial, 2.60%, 1/15/19		60,000	59,910
Synchrony Financial, 3.00%, 8/15/19		50,000	50,001
			837,451
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		60,000	59,025
Berry Global, Inc., 5.125%, 7/15/23		25,000	24,844
BWAY Holding Co., 5.50%, 4/15/24(3)		10,000	9,900
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	170,861
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		33,919	34,131
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	29,512
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		40,000	41,123
Sealed Air Corp., 5.125%, 12/1/24(3)		25,000	25,469
			394,865
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	67,933
Diversified Financial Services — 1.5%
Ally Financial, Inc., 4.125%, 2/13/22		40,000	39,755
Ally Financial, Inc., 4.625%, 3/30/25		40,000	39,650
Ally Financial, Inc., 5.75%, 11/20/25		45,000	46,046
Bank of America Corp., VRN, 3.00%, 12/20/22(4)		129,000	125,290
Bank of America Corp., VRN, 3.42%, 12/20/27(4)		56,000	52,866
Barclays plc, MTN, VRN, 2.00%, 2/7/23(4)	EUR	200,000	225,980
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	166,501
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(4)	GBP	100,000	129,281
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	254,327
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	279,976
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		35,000	34,704

32

		Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		$50,000	$49,551
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	73,783
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	581,331
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	19,363
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		305,000	289,532
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	91,062
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(4)		50,000	47,813
Gulf Gate Apartments LLC, VRN, 1.98%, 6/7/18 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)(5)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	201,967
HSBC Holdings plc, VRN, 3.26%, 3/13/22(4)		200,000	196,705
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	50,687
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		125,000	114,219
Morgan Stanley, 2.75%, 5/19/22		50,000	48,738
Morgan Stanley, 5.00%, 11/24/25		80,000	83,603
Morgan Stanley, 4.375%, 1/22/47		40,000	39,096
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	258,890
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	248,300
Morgan Stanley, MTN, 4.00%, 7/23/25		270,000	271,225
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(4)	EUR	100,000	124,722
			7,184,963
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		$150,000	156,541
AT&T, Inc., 4.45%, 4/1/24		6,000	6,146
AT&T, Inc., 3.40%, 5/15/25		90,000	85,857
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	121,730
AT&T, Inc., 4.75%, 5/15/46		$130,000	120,085
AT&T, Inc., 5.15%, 11/15/46(3)		171,000	166,724
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,813
CenturyLink, Inc., 5.80%, 3/15/22		10,000	9,888
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		5,000	4,500
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)		170,000	163,474
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	64,909
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	47,000
Frontier Communications Corp., 10.50%, 9/15/22		$85,000	76,925
Frontier Communications Corp., 11.00%, 9/15/25		35,000	28,175
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	23,875
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	83,200
Level 3 Financing, Inc., 5.375%, 8/15/22		55,000	55,137
Ooredoo International Finance Ltd., 7.875%, 6/10/19(3)		92,000	96,277
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		61,000	57,992
Orange SA, 4.125%, 9/14/21		120,000	123,696
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	45,900
Telefonica Europe BV, VRN, 5.875%, 3/31/24(4)	EUR	100,000	129,751

33

	Shares/ Principal Amount	Value
Verizon Communications, Inc., 3.50%, 11/1/24	$80,000	$78,557
Verizon Communications, Inc., 2.625%, 8/15/26	120,000	108,280
Verizon Communications, Inc., 4.40%, 11/1/34	40,000	38,405
Verizon Communications, Inc., 4.75%, 11/1/41	15,000	14,541
Verizon Communications, Inc., 5.01%, 8/21/54	55,000	52,722
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(3)	30,000	28,425
		2,039,525
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)	61,000	59,869
Greenko Investment Co., 4.875%, 8/16/23(3)	41,000	37,921
Minejesa Capital BV, 4.625%, 8/10/30(3)	82,000	76,106
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	50,000	46,687
		220,583
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	17,000	17,043
Ensco plc, 5.20%, 3/15/25	30,000	25,237
Halliburton Co., 3.80%, 11/15/25	120,000	119,810
Halliburton Co., 4.85%, 11/15/35	60,000	63,307
Nabors Industries, Inc., 4.625%, 9/15/21	10,000	9,850
Noble Holding International Ltd., 7.75%, 1/15/24	55,000	51,837
Transocean, Inc., 9.00%, 7/15/23(3)	55,000	59,469
Weatherford International Ltd., 7.75%, 6/15/21	20,000	20,375
Weatherford International Ltd., 4.50%, 4/15/22	50,000	45,775
		412,703
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	40,000	41,426
American Tower Corp., 3.375%, 10/15/26	150,000	139,489
Boston Properties LP, 3.65%, 2/1/26	100,000	97,110
CoreCivic, Inc., 4.125%, 4/1/20	15,000	15,112
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,532
Crown Castle International Corp., 4.45%, 2/15/26	80,000	80,366
Equinix, Inc., 5.375%, 4/1/23	15,000	15,412
Equinix, Inc., 5.375%, 5/15/27	20,000	20,131
Essex Portfolio LP, 3.625%, 8/15/22	90,000	90,240
Essex Portfolio LP, 3.25%, 5/1/23	30,000	29,317
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	60,379
Iron Mountain, Inc., 4.875%, 9/15/27(3)	20,000	18,700
Kilroy Realty LP, 3.80%, 1/15/23	100,000	99,858
Kilroy Realty LP, 4.375%, 10/1/25	30,000	30,214
Kimco Realty Corp., 2.80%, 10/1/26	80,000	71,176
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	20,000	20,300
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)	10,000	9,372
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	50,000	48,985
Welltower, Inc., 3.75%, 3/15/23	100,000	99,430
		997,549
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(3)	41,000	40,334

34

		Shares/ Principal Amount	Value
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		$45,000	$50,161
			90,495
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		35,000	33,086
Cencosud SA, 4.375%, 7/17/27		100,000	90,510
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		163,000	159,815
CVS Health Corp., 3.50%, 7/20/22		110,000	109,630
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	20,200
Kroger Co. (The), 3.30%, 1/15/21		170,000	170,705
Kroger Co. (The), 3.875%, 10/15/46		50,000	42,390
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	196,848
Rite Aid Corp., 6.125%, 4/1/23(3)		50,000	51,438
SUPERVALU, Inc., 6.75%, 6/1/21		4,000	4,079
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	74,222
Walmart, Inc., 2.55%, 4/11/23		$19,000	18,549
			971,472
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	18,850
General Mills, Inc., 4.00%, 4/17/25		70,000	69,834
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		20,000	19,225
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	28,125
Kraft Heinz Foods Co., 5.20%, 7/15/45		70,000	70,189
Kraft Heinz Foods Co., 4.375%, 6/1/46		50,000	44,531
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	69,125
MHP SE, 7.75%, 5/10/24(3)		51,000	52,420
Minerva Luxembourg SA, 6.50%, 9/20/26		126,000	116,392
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		30,000	25,613
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		70,000	67,725
Post Holdings, Inc., 5.00%, 8/15/26(3)		110,000	103,400
			685,429
Gas Utilities — 0.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		9,000	9,394
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	41,900
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	19,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,781
Enbridge, Inc., 4.00%, 10/1/23		70,000	70,377
Enbridge, Inc., 4.50%, 6/10/44		60,000	57,392
Energy Transfer Equity LP, 4.25%, 3/15/23		80,000	77,700
Energy Transfer Equity LP, 5.875%, 1/15/24		25,000	26,000
Energy Transfer Equity LP, 5.50%, 6/1/27		35,000	35,569
Energy Transfer Partners LP, 4.15%, 10/1/20		110,000	111,759
Energy Transfer Partners LP, 3.60%, 2/1/23		14,000	13,681
Energy Transfer Partners LP, 6.50%, 2/1/42		80,000	85,090

35

	Shares/ Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$220,000	$225,032
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	35,700
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	20,000	18,850
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	226,912
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	103,844
MPLX LP, 4.875%, 12/1/24	25,000	26,083
MPLX LP, 4.875%, 6/1/25	160,000	165,790
MPLX LP, 4.50%, 4/15/38	40,000	38,096
MPLX LP, 5.20%, 3/1/47	20,000	20,433
ONEOK, Inc., 4.00%, 7/13/27	50,000	48,890
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	157,883
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	22,435	23,007
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	20,000	20,644
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	180,000	192,647
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	165,658
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	42,975
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	20,000	19,800
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(3)	30,000	28,266
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	18,333
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	78,210
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	60,525
Williams Partners LP, 4.125%, 11/15/20	20,000	20,333
Williams Partners LP, 5.10%, 9/15/45	90,000	90,473
		2,401,977
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	40,000	39,929
Abbott Laboratories, 3.75%, 11/30/26	120,000	118,666
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	117,810
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	47,642
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	58,188
Medtronic, Inc., 2.50%, 3/15/20	70,000	69,656
Medtronic, Inc., 3.50%, 3/15/25	12,000	11,968
Medtronic, Inc., 4.375%, 3/15/35	190,000	199,051
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	93,756
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	34,940
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	67,072
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	59,564
		918,242
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	10,050
Aetna, Inc., 2.75%, 11/15/22	90,000	87,099

36

	Shares/ Principal Amount	Value
Anthem, Inc., 3.65%, 12/1/27	$50,000	$47,741
Anthem, Inc., 4.65%, 1/15/43	50,000	48,810
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	10,000	9,750
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	18,894
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	26,500
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	18,750
CVS Health Corp., 4.30%, 3/25/28	130,000	129,273
CVS Health Corp., 4.78%, 3/25/38	60,000	59,705
CVS Health Corp., 5.05%, 3/25/48	70,000	71,692
DaVita, Inc., 5.125%, 7/15/24	35,000	34,191
DaVita, Inc., 5.00%, 5/1/25	30,000	28,509
Encompass Health Corp., 5.75%, 11/1/24	15,000	15,281
Envision Healthcare Corp., 5.625%, 7/15/22	25,000	25,531
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	175,615
HCA, Inc., 3.75%, 3/15/19	250,000	251,875
HCA, Inc., 4.75%, 5/1/23	80,000	80,700
HCA, Inc., 5.00%, 3/15/24	70,000	70,679
HCA, Inc., 5.375%, 2/1/25	70,000	68,950
HCA, Inc., 4.50%, 2/15/27	45,000	42,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	30,237
Kindred Healthcare, Inc., 8.00%, 1/15/20	30,000	32,100
Mylan NV, 3.95%, 6/15/26	70,000	66,851
Northwell Healthcare, Inc., 4.26%, 11/1/47	40,000	38,520
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	25,906
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	9,990
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,707
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,900
Tenet Healthcare Corp., 5.125%, 5/1/25(3)	50,000	48,688
Tenet Healthcare Corp., 7.00%, 8/1/25(3)	20,000	19,950
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	118,873
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	50,237
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	80,794
Universal Health Services, Inc., 5.00%, 6/1/26(3)	30,000	29,138
		1,950,236
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	50,060
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	30,000	28,575
Aramark Services, Inc., 5.125%, 1/15/24	15,000	15,270
Aramark Services, Inc., 5.00%, 4/1/25(3)	40,000	40,100
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,538
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	25,688
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	37,144
Golden Nugget, Inc., 6.75%, 10/15/24(3)	30,000	30,412
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	110,000	105,050

37

		Shares/ Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		$20,000	$19,350
International Game Technology plc, 6.25%, 2/15/22(3)		25,000	25,937
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)		20,000	20,650
McDonald's Corp., MTN, 3.375%, 5/26/25		60,000	59,043
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	42,569
MGM Resorts International, 6.00%, 3/15/23		30,000	31,050
MGM Resorts International, 4.625%, 9/1/26		10,000	9,300
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		35,000	33,512
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)		10,000	10,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		60,000	63,669
Scientific Games International, Inc., 6.25%, 9/1/20		15,000	15,094
Scientific Games International, Inc., 10.00%, 12/1/22		20,000	21,525
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		55,000	54,037
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	24,781
			773,354
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		2,000	2,055
Beazer Homes USA, Inc., 6.75%, 3/15/25		30,000	29,250
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	17,802
Lennar Corp., 4.75%, 4/1/21		70,000	70,941
Lennar Corp., 4.50%, 4/30/24		40,000	38,900
Meritage Homes Corp., 5.125%, 6/6/27		40,000	37,500
PulteGroup, Inc., 5.50%, 3/1/26		20,000	19,975
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		20,000	20,225
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		55,000	54,159
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	72,480
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		60,000	59,982
William Lyon Homes, Inc., 5.875%, 1/31/25		25,000	23,836
			447,105
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		25,000	24,562
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	39,800
			64,362
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		40,000	38,870
General Electric Co., 4.125%, 10/9/42		40,000	36,649
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	72,590
			148,109
Insurance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	155,783
Allianz SE, VRN, 3.375%, 9/18/24(4)	EUR	200,000	244,890

38

		Shares/ Principal Amount	Value
American International Group, Inc., 4.125%, 2/15/24		$240,000	$242,247
American International Group, Inc., 4.50%, 7/16/44		70,000	65,937
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22(4)	GBP	50,000	69,394
AXA SA, 7.125%, 12/15/20	GBP	110,000	165,979
AXA SA, MTN, VRN, 3.375%, 7/6/27(4)	EUR	200,000	239,439
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	90,176
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	49,143
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	116,665
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	116,885
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	58,594
CNP Assurances, VRN, 4.00%, 11/18/24(4)	EUR	100,000	122,195
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(4)	EUR	100,000	122,622
Fiore Capital LLC, VRDN, 1.80%, 6/7/18 (LOC: Wells Fargo Bank N.A.)(4)		$1,500,000	1,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	19,850
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	35,838
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(4)	EUR	200,000	235,794
Markel Corp., 4.90%, 7/1/22		$120,000	124,647
MetLife, Inc., 4.125%, 8/13/42		9,000	8,538
MetLife, Inc., 4.875%, 11/13/43		70,000	74,195
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	98,060
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	49,748
Prudential Financial, Inc., 3.94%, 12/7/49		166,000	152,871
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,561
Travelers Cos., Inc. (The), 4.05%, 3/7/48		30,000	29,341
Voya Financial, Inc., 5.70%, 7/15/43		110,000	122,421
WR Berkley Corp., 4.625%, 3/15/22		80,000	83,144
WR Berkley Corp., 4.75%, 8/1/44		50,000	51,157
			4,458,114
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	135,413
JD.com, Inc., 3.875%, 4/29/26		102,000	97,276
			232,689
Internet Software and Services†
Netflix, Inc., 5.75%, 3/1/24		35,000	36,008
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		25,000	25,312
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	82,863
First Data Corp., 7.00%, 12/1/23(3)		55,000	57,750
First Data Corp., 5.00%, 1/15/24(3)		95,000	95,261
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,037
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		170,000	171,349
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	122,470
			560,042
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)		$25,000	26,737

39

	Shares/ Principal Amount	Value
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	$40,000	$40,000
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	91,521
21st Century Fox America, Inc., 4.75%, 9/15/44	32,000	33,579
Altice Financing SA, 6.625%, 2/15/23(3)	70,000	69,181
Altice France SA, 6.00%, 5/15/22(3)	35,000	34,913
Altice France SA, 7.375%, 5/1/26(3)	35,000	34,256
Altice US Finance I Corp., 5.50%, 5/15/26(3)	25,000	24,070
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	25,000	24,531
AMC Networks, Inc., 4.75%, 8/1/25	100,000	94,250
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	174,000	173,460
CBS Corp., 4.00%, 1/15/26	70,000	68,527
CBS Corp., 4.85%, 7/1/42	50,000	48,038
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,806
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	85,000	83,487
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	55,000	51,631
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	295,318
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	20,000	21,335
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	45,000	45,000
Comcast Corp., 6.40%, 5/15/38	110,000	133,967
Comcast Corp., 4.75%, 3/1/44	120,000	119,477
CSC Holdings LLC, 6.75%, 11/15/21	45,000	47,630
CSC Holdings LLC, 6.625%, 10/15/25(3)	50,000	51,750
CSC Holdings LLC, 5.50%, 4/15/27(3)	20,000	19,200
Digicel Ltd., 6.00%, 4/15/21	61,000	56,196
Discovery Communications LLC, 5.625%, 8/15/19	80,000	82,497
Discovery Communications LLC, 3.95%, 3/20/28	180,000	170,251
DISH DBS Corp., 6.75%, 6/1/21	25,000	25,000
DISH DBS Corp., 5.00%, 3/15/23	15,000	13,013
DISH DBS Corp., 5.875%, 11/15/24	55,000	45,884
Gray Television, Inc., 5.125%, 10/15/24(3)	25,000	23,625
Gray Television, Inc., 5.875%, 7/15/26(3)	40,000	37,900
GTH Finance BV, 7.25%, 4/26/23(3)	121,000	126,366
Lamar Media Corp., 5.00%, 5/1/23	30,000	30,563
Lamar Media Corp., 5.375%, 1/15/24	100,000	102,000
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(3)	50,000	52,074
Myriad International Holdings BV, 6.00%, 7/18/20	61,000	63,787
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	58,409
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	25,000	24,516
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	120,000	119,336
RR Donnelley & Sons Co., 6.00%, 4/1/24	25,000	23,906
40

		Shares/ Principal Amount	Value
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		$30,000	$29,954
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	14,813
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	49,562
TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	30,263
Time Warner Cable LLC, 4.50%, 9/15/42		110,000	92,698
Time Warner, Inc., 2.95%, 7/15/26		80,000	72,940
Time Warner, Inc., 3.80%, 2/15/27		100,000	96,803
Time Warner, Inc., 5.35%, 12/15/43		50,000	51,445
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		80,000	75,038
Univision Communications, Inc., 5.125%, 2/15/25(3)		45,000	41,553
Viacom, Inc., 3.125%, 6/15/22		60,000	58,715
Viacom, Inc., 4.25%, 9/1/23		80,000	79,963
Viacom, Inc., 4.375%, 3/15/43		30,000	25,761
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)		60,000	56,475
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 4/4/23(3)		90,000	91,012
VTR Finance BV, 6.875%, 1/15/24		92,000	94,061
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		12,000	11,585
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		30,000	29,920
WMG Acquisition Corp., 5.625%, 4/15/22(3)		16,000	16,320
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	129,196
			3,940,327
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$15,000	14,400
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		20,000	21,254
Aleris International, Inc., 9.50%, 4/1/21(3)		10,000	10,488
Allegheny Technologies, Inc., 5.95%, 1/15/21		45,000	45,675
ArcelorMittal, 5.75%, 3/1/21		60,000	62,550
Arconic, Inc., 5.125%, 10/1/24		50,000	50,344
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	34,516
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		50,000	47,906
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	50,312
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		110,000	104,775
First Quantum Minerals Ltd., 6.875%, 3/1/26(3)		60,000	56,925
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	53,127
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	4,819
Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	37,000
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		70,000	72,858
Kinross Gold Corp., 5.125%, 9/1/21		10,000	10,325
Lundin Mining Corp., 7.875%, 11/1/22(3)		20,000	21,150
Nexa Resources SA, 5.375%, 5/4/27		92,000	89,126
Novelis Corp., 5.875%, 9/30/26(3)		55,000	54,043
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,562
Steel Dynamics, Inc., 5.00%, 12/15/26		50,000	49,565
Teck Resources Ltd., 4.75%, 1/15/22		45,000	45,689
United States Steel Corp., 7.375%, 4/1/20		10,000	10,625
Vedanta Resources plc, 6.125%, 8/9/24(3)		87,000	81,078
			1,059,112

41

		Shares/ Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		$25,000	$24,966
Multi-Utilities — 0.6%
AES Corp., 4.875%, 5/15/23		65,000	65,487
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	59,700
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	24,438
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		20,000	18,950
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	79,683
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	65,940
Calpine Corp., 5.375%, 1/15/23		35,000	33,469
Centrica plc, VRN, 5.25%, 4/10/25(4)	GBP	100,000	139,318
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$102,000	104,294
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	58,309
Dominion Energy, Inc., 6.40%, 6/15/18		190,000	190,226
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	77,440
Dominion Energy, Inc., 3.625%, 12/1/24		80,000	79,027
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	72,916
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	222,939
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	77,966
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,123
Exelon Corp., 5.15%, 12/1/20		120,000	124,703
Exelon Corp., 4.45%, 4/15/46		30,000	29,790
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	61,598
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	40,504
FirstEnergy Corp., 4.25%, 3/15/23		120,000	122,440
FirstEnergy Corp., 4.85%, 7/15/47		30,000	31,249
Florida Power & Light Co., 3.95%, 3/1/48		50,000	50,114
Georgia Power Co., 4.30%, 3/15/42		50,000	50,776
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		41,000	45,341
KazTransGas JSC, 4.375%, 9/26/27(3)		82,000	77,039
Listrindo Capital BV, 4.95%, 9/14/26		41,000	38,642
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	42,633
NiSource, Inc., 5.65%, 2/1/45		70,000	80,587
NRG Energy, Inc., 6.25%, 7/15/22		75,000	77,625
NRG Energy, Inc., 6.25%, 5/1/24		10,000	10,375
Pacific Gas & Electric Co., 4.00%, 12/1/46		45,000	40,782
Pampa Energia SA, 7.50%, 1/24/27		82,000	78,593
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		82,000	83,697
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	70,688
Progress Energy, Inc., 3.15%, 4/1/22		60,000	59,334
Sempra Energy, 2.875%, 10/1/22		130,000	127,212
Sempra Energy, 3.25%, 6/15/27		80,000	75,391
Sempra Energy, 4.00%, 2/1/48		40,000	36,962
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	27,888
Southern Power Co., 5.15%, 9/15/41		40,000	41,241

42

		Shares/ Principal Amount	Value
Southwestern Public Service Co., 3.70%, 8/15/47		$30,000	$28,338
SSE plc, VRN, 2.375%, 4/1/21(4)	EUR	100,000	120,220
Vistra Energy Corp., 7.375%, 11/1/22		$50,000	52,645
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	38,666
			3,144,298
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		1,000	984
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	113,780
			114,764
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		20,000	21,150
Anadarko Petroleum Corp., 5.55%, 3/15/26		90,000	97,510
Anadarko Petroleum Corp., 6.45%, 9/15/36		30,000	35,433
Antero Resources Corp., 5.125%, 12/1/22		95,000	95,950
Antero Resources Corp., 5.00%, 3/1/25		80,000	79,875
Apache Corp., 4.75%, 4/15/43		50,000	49,038
BP Capital Markets plc, 4.50%, 10/1/20		40,000	41,434
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	24,719
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		7,000	7,044
Cenovus Energy, Inc., 4.25%, 4/15/27		30,000	28,870
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		17,000	18,041
Chesapeake Energy Corp., 8.00%, 1/15/25		30,000	29,888
Chevron Corp., 2.10%, 5/16/21		100,000	97,899
Cimarex Energy Co., 4.375%, 6/1/24		100,000	102,458
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	98,703
CNX Resources Corp., 5.875%, 4/15/22		50,000	50,563
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20		30,000	31,575
Concho Resources, Inc., 4.375%, 1/15/25		120,000	120,910
Concho Resources, Inc., 4.875%, 10/1/47		40,000	41,166
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	50,004
Continental Resources, Inc., 3.80%, 6/1/24		130,000	127,287
Denbury Resources, Inc., 9.00%, 5/15/21(3)		10,000	10,650
Denbury Resources, Inc., 4.625%, 7/15/23		15,000	12,600
Diamondback Energy, Inc., 4.75%, 11/1/24		25,000	24,219
Ecopetrol SA, 5.875%, 5/28/45		130,000	124,767
Encana Corp., 6.50%, 2/1/38		60,000	72,415
EOG Resources, Inc., 5.625%, 6/1/19		110,000	112,896
EOG Resources, Inc., 4.10%, 2/1/21		70,000	71,756
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(3)		20,000	15,900
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		20,000	19,900
Equinor ASA, 3.95%, 5/15/43		102,000	100,185
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	134,763
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	48,637
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		30,000	27,975

43

		Shares/ Principal Amount	Value
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(3)		$286,000	$299,843
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)		56,000	59,526
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)		56,000	64,317
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(3)		80,000	75,456
Gulfport Energy Corp., 6.00%, 10/15/24		15,000	14,175
Gulfport Energy Corp., 6.375%, 5/15/25		45,000	43,368
Halcon Resources Corp., 6.75%, 2/15/25		50,000	47,125
Hess Corp., 6.00%, 1/15/40		80,000	83,423
Laredo Petroleum, Inc., 6.25%, 3/15/23		10,000	10,000
Marathon Oil Corp., 3.85%, 6/1/25		50,000	49,346
Marathon Oil Corp., 4.40%, 7/15/27		80,000	81,134
MEG Energy Corp., 6.50%, 1/15/25(3)		25,000	25,149
Murphy Oil Corp., 4.45%, 12/1/22		30,000	29,625
Newfield Exploration Co., 5.75%, 1/30/22		150,000	157,875
Newfield Exploration Co., 5.375%, 1/1/26		10,000	10,338
Noble Energy, Inc., 4.15%, 12/15/21		120,000	122,411
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	40,700
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)		40,000	39,700
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	134,565
Petrobras Global Finance BV, 7.25%, 3/17/44		70,000	65,975
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	56,020
Phillips 66, 4.30%, 4/1/22		160,000	165,890
Phillips 66, 3.90%, 3/15/28		70,000	69,608
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(4)		82,000	82,229
QEP Resources, Inc., 5.375%, 10/1/22		50,000	51,110
Range Resources Corp., 5.00%, 8/15/22		45,000	44,775
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(3)		184,000	191,603
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	130,720
Saka Energi Indonesia PT, 4.45%, 5/5/24		82,000	77,891
Sanchez Energy Corp., 7.75%, 6/15/21		25,000	21,617
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	13,250
Shell International Finance BV, 2.375%, 8/21/22		100,000	97,031
Shell International Finance BV, 3.625%, 8/21/42		120,000	111,924
SM Energy Co., 5.00%, 1/15/24		25,000	23,563
Southwestern Energy Co., 6.70%, 1/23/25		35,000	34,650
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	58,092
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,712
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(4)	EUR	100,000	120,714
Tullow Oil plc, 7.00%, 3/1/25(3)		$100,000	99,500
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(3)		87,000	80,531
Whiting Petroleum Corp., 5.75%, 3/15/21		30,000	30,675
WPX Energy, Inc., 6.00%, 1/15/22		45,000	47,475
YPF SA, 8.50%, 7/28/25		82,000	83,947

44

	Shares/ Principal Amount	Value
YPF SA, 6.95%, 7/21/27	$82,000	$76,260
		5,259,018
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	80,000	74,134
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,081
Allergan Finance LLC, 3.25%, 10/1/22	190,000	185,271
Allergan Funding SCS, 3.85%, 6/15/24	80,000	78,588
Allergan Funding SCS, 4.55%, 3/15/35	80,000	76,684
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)	80,000	59,800
IQVIA, Inc., 4.875%, 5/15/23(3)	30,000	30,300
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	80,000	77,043
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	32,361
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	100,000	101,462
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)	65,000	60,775
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	15,000	15,769
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)	85,000	78,944
Zoetis, Inc., 3.00%, 9/12/27	50,000	46,401
		853,479
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	10,000	8,700
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	143,757
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	98,387
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	16,471
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	39,790
CSX Corp., 3.40%, 8/1/24	110,000	108,596
CSX Corp., 3.25%, 6/1/27	50,000	47,487
Union Pacific Corp., 4.75%, 9/15/41	120,000	128,802
		583,290
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	16,000	17,562
Micron Technology, Inc., 5.50%, 2/1/25	10,000	10,453
Sensata Technologies BV, 5.00%, 10/1/25(3)	20,000	20,150
		48,165
Software — 0.3%
Infor US, Inc., 6.50%, 5/15/22	60,000	61,275
IQVIA, Inc., 5.00%, 10/15/26(3)	10,000	9,588
Microsoft Corp., 2.70%, 2/12/25	210,000	201,953
Microsoft Corp., 3.125%, 11/3/25	60,000	59,051
Microsoft Corp., 3.45%, 8/8/36	50,000	48,124
Microsoft Corp., 4.25%, 2/6/47	160,000	169,493
Oracle Corp., 2.50%, 10/15/22	200,000	195,168

45

	Shares/ Principal Amount	Value
Oracle Corp., 3.625%, 7/15/23	$60,000	$61,238
Oracle Corp., 2.65%, 7/15/26	180,000	167,770
Oracle Corp., 4.30%, 7/8/34	20,000	20,896
Oracle Corp., 4.00%, 7/15/46	70,000	68,469
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	45,000	45,900
Tencent Holdings Ltd., 3.80%, 2/11/25(3)	61,000	60,902
Tencent Holdings Ltd., 3.60%, 1/19/28(3)	150,000	143,735
		1,313,562
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	45,000	44,775
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	15,000	14,777
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	30,000	27,750
Herc Rentals, Inc., 7.50%, 6/1/22(3)	18,000	19,125
Hertz Corp. (The), 6.25%, 10/15/22	40,000	35,900
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	71,619
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	227,253
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,500
PetSmart, Inc., 7.125%, 3/15/23(3)	60,000	29,148
PetSmart, Inc., 5.875%, 6/1/25(3)	10,000	6,950
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	9,925
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	24,063
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	106,050
United Rentals North America, Inc., 5.75%, 11/15/24	20,000	20,675
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	45,731
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	14,888
		724,129
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	220,000	207,867
Apple, Inc., 2.45%, 8/4/26	80,000	73,722
Apple, Inc., 3.20%, 5/11/27	100,000	97,219
Apple, Inc., 2.90%, 9/12/27	50,000	47,487
CommScope Technologies LLC, 6.00%, 6/15/25(3)	50,000	50,375
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	70,000	75,231
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	280,000	295,768
Dell, Inc., 5.875%, 6/15/19	25,000	25,780
NCR Corp., 5.00%, 7/15/22	20,000	19,800
Seagate HDD Cayman, 4.75%, 6/1/23	90,000	88,471
Western Digital Corp., 4.75%, 2/15/26	20,000	19,713
		1,001,433
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	65,000	63,781
L Brands, Inc., 5.625%, 2/15/22	40,000	40,900
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	20,000	20,650
		125,331
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	204,000	202,448

46

		Shares/ Principal Amount	Value
Utilities†
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		$82,000	$87,388
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)		97,000	94,575
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24		82,000	84,255
Digicel Group Ltd., 8.25%, 9/30/20		60,000	45,750
Millicom International Cellular SA, 5.125%, 1/15/28(3)		102,000	94,727
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(3)		80,000	75,459
Sprint Communications, Inc., 6.00%, 11/15/22		20,000	19,900
Sprint Corp., 7.25%, 9/15/21		85,000	88,187
Sprint Corp., 7.875%, 9/15/23		35,000	36,820
Sprint Corp., 7.125%, 6/15/24		70,000	70,700
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	31,422
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,463
VEON Holdings BV, 5.20%, 2/13/19(3)		123,000	124,098
			776,356
TOTAL CORPORATE BONDS (Cost $62,137,392)			61,713,706
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.8%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$87,000	82,455
Argentine Republic Government International Bond, 5.875%, 1/11/28		$20,000	17,580
			100,035
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	778,806
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	214,484
			993,290
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	126,000	170,961
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	140,000	167,228
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	101,000	179,444
			517,633
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	47,000	85,423
Canada — 0.8%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	273,827
Canadian Government Bond, 1.00%, 9/1/22	CAD	2,350,000	1,734,570
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	242,519
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	240,191
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	533,933
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	362,402
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	348,298
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	33,943
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	86,822
			3,856,505

47

		Shares/ Principal Amount	Value
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	675,000,000	$1,082,178
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	249,000
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	109,075
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	82,359
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	70,644
			153,003
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	173,000	255,376
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,327,664
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	381,888
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	582,203
			2,291,755
Germany — 0.5%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	187,433
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	428,000	493,869
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,082,528
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	304,692
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	367,957
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	136,000	215,577
			2,652,056
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	145,200,000	696,748
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	270,691
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	289,172
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,098,476
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	499,000	721,567
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	295,000	351,013
			2,460,228
Japan — 1.6%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	303,000
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,007,655
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,847,838
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	425,200
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,404,706
			7,988,399

48

		Shares/ Principal Amount	Value
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	$193,728
Mexico — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	373,906
Mexican Bonos, 10.00%, 11/20/36	MXN	25,630,000	1,544,561
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	394,000
			2,312,467
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	95,000	112,581
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	401,000	476,066
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	63,000	105,077
			693,724
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	150,000	120,495
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	360,000	45,468
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,510,000	185,980
			231,448
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	188,344
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	71,248
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	323,968
			395,216
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	224,376
South Africa — 0.3%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	3,720,000	289,244
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	5,890,000	515,140
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	6,300,000	459,894
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	77,408
			1,341,686
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	5,000	6,984
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	164,000	199,807
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	16,000	25,198
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	30,000	53,103
			285,092
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	288,360
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	123,918
			412,278

49

		Shares/ Principal Amount	Value
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	$319,724
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$90,000	93,222
United Kingdom — 0.5%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	169,916
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	710,398
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	834,654
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	297,413
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	448,405
			2,460,786
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,411,959)			33,033,981
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 5.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.7%
FHLMC, VRN, 1.98%, 6/15/18		$26,715	27,511
FHLMC, VRN, 2.31%, 6/15/18		201,706	199,069
FHLMC, VRN, 2.37%, 6/15/18		456,292	453,866
FHLMC, VRN, 2.59%, 6/15/18		29,248	30,223
FHLMC, VRN, 3.08%, 6/15/18		322,510	323,748
FHLMC, VRN, 3.32%, 6/15/18		42,565	44,833
FHLMC, VRN, 3.47%, 6/15/18		43,344	44,656
FHLMC, VRN, 3.62%, 6/15/18		161,215	170,163
FHLMC, VRN, 3.68%, 6/15/18		37,340	38,100
FHLMC, VRN, 3.69%, 6/15/18		95,701	100,987
FHLMC, VRN, 3.83%, 6/15/18		11,879	12,542
FHLMC, VRN, 4.06%, 6/15/18		68,162	70,703
FHLMC, VRN, 4.08%, 6/15/18		56,972	58,740
FHLMC, VRN, 4.23%, 6/15/18		13,044	13,711
FNMA, VRN, 2.63%, 6/25/18		112,451	112,119
FNMA, VRN, 2.71%, 6/25/18		15,106	15,148
FNMA, VRN, 3.16%, 6/25/18		87,868	91,097
FNMA, VRN, 3.17%, 6/25/18		150,710	156,125
FNMA, VRN, 3.18%, 6/25/18		127,371	132,136
FNMA, VRN, 3.18%, 6/25/18		180,642	180,807
FNMA, VRN, 3.18%, 6/25/18		71,703	74,283
FNMA, VRN, 3.18%, 6/25/18		274,760	274,515
FNMA, VRN, 3.21%, 6/25/18		82,562	82,569
FNMA, VRN, 3.25%, 6/25/18		346,895	350,639
FNMA, VRN, 3.32%, 6/25/18		75,023	76,256
FNMA, VRN, 3.38%, 6/25/18		13,612	14,113
FNMA, VRN, 3.47%, 6/25/18		73,965	77,946
FNMA, VRN, 3.53%, 6/25/18		32,648	34,282
FNMA, VRN, 3.56%, 6/25/18		21,092	22,040
FNMA, VRN, 3.61%, 6/25/18		91,181	93,883
FNMA, VRN, 3.93%, 6/25/18		81,051	83,787
			3,460,597

50

	Shares/ Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.6%
FHLMC, 4.50%, 1/1/19	$8,513	$8,572
FHLMC, 8.00%, 7/1/30	2,483	2,849
FHLMC, 6.50%, 5/1/31	7,604	8,560
FHLMC, 5.50%, 12/1/33	80,353	88,347
FHLMC, 5.50%, 1/1/38	119,734	129,577
FHLMC, 6.00%, 2/1/38	145,081	160,986
FHLMC, 6.00%, 11/1/38	121,306	134,165
FNMA, 3.00%, 6/13/18(8)	1,000,000	969,336
FNMA, 4.00%, 6/13/18(8)	2,939,000	3,002,372
FNMA, 4.50%, 6/13/18(8)	1,956,000	2,041,728
FNMA, 5.00%, 9/1/20	51,824	52,750
FNMA, 7.00%, 6/1/26	271	297
FNMA, 6.50%, 6/1/29	9,895	11,012
FNMA, 7.00%, 7/1/29	740	747
FNMA, 7.00%, 3/1/30	4,062	4,363
FNMA, 7.50%, 9/1/30	3,072	3,581
FNMA, 6.50%, 9/1/31	18,471	20,563
FNMA, 7.00%, 9/1/31	5,997	6,391
FNMA, 6.50%, 1/1/32	3,702	4,122
FNMA, 5.50%, 6/1/33	63,536	69,435
FNMA, 5.50%, 8/1/33	309,067	335,982
FNMA, 5.50%, 9/1/33	81,865	89,605
FNMA, 5.00%, 11/1/33	291,472	313,485
FNMA, 5.50%, 1/1/34	264,556	287,634
FNMA, 4.50%, 9/1/35	150,222	157,627
FNMA, 5.00%, 2/1/36	251,409	269,531
FNMA, 5.50%, 4/1/36	44,438	48,328
FNMA, 5.00%, 10/1/36	25,813	27,391
FNMA, 5.50%, 12/1/36	91,536	99,398
FNMA, 5.50%, 1/1/37	287,096	312,072
FNMA, 6.50%, 8/1/37	81,168	87,364
FNMA, 5.00%, 4/1/40	517,639	555,413
FNMA, 4.00%, 1/1/41	727,544	751,168
FNMA, 5.00%, 6/1/41	439,891	472,163
FNMA, 4.50%, 7/1/41	364,228	384,245
FNMA, 4.50%, 9/1/41	851,914	898,706
FNMA, 4.50%, 9/1/41	271,372	285,792
FNMA, 4.00%, 12/1/41	684,705	705,141
FNMA, 4.00%, 1/1/42	416,281	428,502
FNMA, 3.50%, 5/1/42	841,447	844,930
FNMA, 3.50%, 6/1/42	543,257	545,492
FNMA, 3.00%, 11/1/42	1,033,916	1,011,469
FNMA, 3.50%, 5/1/45	622,058	621,934
FNMA, 3.50%, 2/1/46	1,587,608	1,587,293
FNMA, 6.50%, 8/1/47	14,863	16,077
FNMA, 6.50%, 9/1/47	18,888	20,357

51

	Shares/ Principal Amount	Value
FNMA, 6.50%, 9/1/47	$1,132	$1,222
FNMA, 6.50%, 9/1/47	9,931	10,697
GNMA, 2.50%, 6/20/18(8)	50,000	47,448
GNMA, 3.00%, 6/20/18(8)	1,100,000	1,076,582
GNMA, 7.00%, 1/15/24	927	968
GNMA, 8.00%, 7/15/24	3,796	3,914
GNMA, 8.00%, 9/15/24	2,886	2,969
GNMA, 9.00%, 4/20/25	602	661
GNMA, 7.00%, 9/15/25	5,944	6,064
GNMA, 7.50%, 10/15/25	3,845	3,909
GNMA, 7.50%, 2/15/26	9,301	9,973
GNMA, 8.25%, 7/15/26	23,982	24,366
GNMA, 7.00%, 12/15/27	13,477	13,562
GNMA, 6.50%, 2/15/28	2,134	2,381
GNMA, 6.50%, 3/15/28	8,615	9,612
GNMA, 6.50%, 4/15/28	1,028	1,147
GNMA, 6.00%, 10/15/28	17,953	19,753
GNMA, 7.00%, 5/15/31	6,179	7,021
GNMA, 5.50%, 11/15/32	43,987	48,111
GNMA, 6.50%, 10/15/38	496,354	570,611
GNMA, 4.50%, 5/20/41	403,213	424,274
GNMA, 4.50%, 6/15/41	225,052	237,791
GNMA, 4.00%, 12/15/41	812,155	837,900
GNMA, 3.50%, 6/20/42	346,071	350,941
GNMA, 3.50%, 7/20/42	264,011	267,485
GNMA, 3.50%, 4/20/45	109,595	110,429
GNMA, 2.50%, 7/20/46	167,041	158,656
GNMA, 2.50%, 8/20/46	513,861	488,091
		22,613,390
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,124,943)		26,073,987
MUNICIPAL SECURITIES — 3.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	145,357
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.13%, 6/6/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 1.04%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,505,000	1,505,000
Illinois Housing Development Authority Rev., VRDN, 1.85%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 1.91%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	975,000	975,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	13,689
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	40,674
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	147,013
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,740
New York City GO, 6.27%, 12/1/37	40,000	52,838

52

	Shares/ Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	$110,000	$121,160
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.82%, 6/6/18, resets weekly off the remarketing agent (LOC: FNMA)	375,000	375,000
Pasadena Public Financing Authority Rev., VRDN, 1.88%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	2,400,000	2,400,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,242
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	16,271
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.04%, 6/6/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	178,669
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	180,000	222,728
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,491
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	93,589
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,245
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	124,326
State of California GO, 4.60%, 4/1/38	40,000	41,864
State of California GO, 7.55%, 4/1/39	30,000	44,790
State of California GO, 7.30%, 10/1/39	30,000	42,801
State of California GO, 7.60%, 11/1/40	65,000	98,987
State of Illinois GO, 5.10%, 6/1/33	65,000	62,669
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	86,431
State of Texas GO, 5.52%, 4/1/39	15,000	18,725
State of Washington GO, 5.14%, 8/1/40	5,000	5,972
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.88%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,692,000	1,692,000
Tennis for Charity, Inc. Rev., VRDN, 1.70%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,425,000	1,425,000
Wisconsin Health & Educational Facilities Authority Rev., (Aurora Health Care Obligated Group), VRDN, 0.92%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of Montreal)	955,000	955,000
TOTAL MUNICIPAL SECURITIES (Cost $15,932,079)		16,226,271
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 6/1/18(3)(9)	118,905	118,533
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 6/1/18(9)	417,438	408,985
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.47%, 6/1/18(9)	191,595	190,296

53

	Shares/ Principal Amount	Value
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 6/1/18(9)	$140,800	$141,732
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/1/18(3)(9)	265,442	264,307
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 6/1/18(3)(9)	276,725	275,791
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 6/1/18(3)(9)	67,285	66,706
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 6/1/18(3)(9)	261,237	259,679
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.67%, 6/1/18(9)	723,814	739,577
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 6/1/18(9)	469,471	475,561
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/18(3)(9)	69,450	67,507
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 6/1/18(3)(9)	217,215	214,611
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/18(3)(9)	140,005	138,069
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/18(3)(9)	199,972	203,510
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.46%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	119,720	123,387
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 6/1/18(3)(9)	93,437	93,795
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/18(3)(9)	180,635	178,533
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 6/1/18(3)(9)	459,822	457,236
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 6/1/18(3)(9)	233,991	233,773
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 6/1/18(3)(9)	162,501	164,639
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 6/1/18(3)(9)	438,206	437,603
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/1/18(3)(9)	500,000	508,643
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/18(3)(9)	89,053	85,298
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.70%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.74%	355,870	351,579
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 6/1/18(9)	172,219	169,865
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.33%, 6/1/18(9)	96,887	97,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 6/1/18(9)	39,248	40,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.82%, 6/1/18(9)	65,422	67,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.96%, 6/1/18(9)	441,622	446,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	24,338	24,221

54

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.95%, 6/1/18(9)	$72,586	$71,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.78%, 6/1/18(9)	70,494	70,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 6/1/18(9)	18,022	17,325
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	146,892	146,194
		7,351,487
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	50,000	50,697
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.16%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.20%	1,880,243	1,903,101
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.76%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.80%	138,597	138,915
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.45%	195,002	194,374
FHLMC, Series KF29, Class A, VRN, 2.27%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.36%	570,156	572,049
FHLMC, Series KF32, Class A, VRN, 2.28%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.37%	533,137	534,963
FNMA, Series 2014-C02, Class 1M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	120,000	127,369
FNMA, Series 2014-C02, Class 2M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	253,460	268,088
FNMA, Series 2016-C04, Class 1M1, VRN, 3.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.45%	126,824	127,772
FNMA, Series 2016-C05, Class 2M1, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	61,360	61,641
FNMA, Series 2017-C01, Class 1M1, VRN, 3.26%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.30%	180,914	182,414
FNMA, Series 2017-C03, Class 1M2, VRN, 4.96%, 6/25/18, resets monthly off the 1-month LIBOR plus 3.00%	135,000	144,416
FNMA, Series 2017-C06, Class 1M1, VRN, 2.71%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.75%	102,929	103,123
FNMA, Series 2017-C06, Class 2M1, VRN, 2.71%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.75%	134,788	134,936
FNMA, Series 2017-C06, Class 2M2, VRN, 4.76%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.80%	75,000	77,849
FNMA, Series 2017-C07, Class 1M2, VRN, 4.36%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,600,000	1,648,300
		6,270,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,609,735)		13,621,494
ASSET-BACKED SECURITIES(7) — 2.0%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	613,000	610,860
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class B, 3.42%, 12/20/21(3)	75,000	74,901
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	226,229	221,564
Colony Starwood Homes Series 2016-2A, Class A, VRN, 3.17%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	646,640	652,045

55

	Shares/ Principal Amount	Value
Enterprise Fleet Financing LLC Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	$13,402	$13,400
Enterprise Fleet Financing LLC Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	73,478	73,337
Enterprise Fleet Financing LLC Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	197,411	196,386
Enterprise Fleet Financing LLC Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	411,660	408,923
Hilton Grand Vacations Trust Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	35,923	35,700
Hilton Grand Vacations Trust Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	180,637	177,345
Hilton Grand Vacations Trust Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	187,825	185,068
Invitation Homes Trust Series 2018-SFR1, Class A, VRN, 2.64%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	721,531	722,673
Invitation Homes Trust Series 2018-SFR1, Class B, VRN, 2.89%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.95%(3)	1,750,000	1,753,690
Invitation Homes Trust Series 2018-SFR2, Class C, VRN, 3.18%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.28%(3)	600,000	606,106
MVW Owner Trust Series 2015-1A, Class A SEQ, 2.52%, 6/20/18(3)	124,462	122,645
MVW Owner Trust Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	125,300	122,531
MVW Owner Trust Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	396,583	387,884
Progress Residential Trust Series 2016-SFR2, Class A SEQ, VRN, 3.34%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	274,729	276,199
Progress Residential Trust Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	99,680	96,815
Progress Residential Trust Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	300,000	296,294
Progress Residential Trust Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	100,000	98,641
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	133,906	133,161
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	138,274	137,967
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	116,897	116,008
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	157,037	155,565
Sierra Timeshare Receivables Funding LLC Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	42,527	42,018
Towd Point Mortgage Trust Series 2016-1, Class A1, VRN, 3.50%, 6/1/18(3)(9)	107,508	108,069
Towd Point Mortgage Trust Series 2017-2, Class A1, VRN, 2.75%, 6/1/18(3)(9)	118,906	117,367
Towd Point Mortgage Trust Series 2017-4, Class A1, VRN, 2.75%, 6/1/18(3)(9)	318,730	313,587
Towd Point Mortgage Trust Series 2017-6, Class A1, VRN, 2.75%, 6/1/18(3)(9)	415,256	407,885
Towd Point Mortgage Trust Series 2018-1, Class A1 SEQ, VRN, 3.00%, 6/1/18(3)(9)	405,921	402,041

56

	Shares/ Principal Amount	Value
US Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/27	$59,494	$59,629
VSE VOI Mortgage LLC Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	374,796	369,326
VSE VOI Mortgage LLC Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	395,604	385,180
TOTAL ASSET-BACKED SECURITIES (Cost $9,939,481)		9,880,810
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.72%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.80%(3)	279,952	280,154
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	500,000	491,855
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	421,126
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 6/1/18(9)	375,000	388,721
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/18(9)	425,000	436,651
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/18(9)	108,000	110,669
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/18(9)	375,000	380,804
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/18(9)	125,000	123,915
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/18(9)	75,000	77,985
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 6/1/18(9)	350,000	348,614
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	325,000	319,230
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	75,000	74,855
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	500,000	494,570
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 6/1/18(9)	50,000	49,600
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.62%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	550,000	552,488
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	98,574
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/18(9)	325,000	324,503
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	379,276
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/18(3)(9)	450,000	447,122
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	100,000	98,485
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.82%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.90%(3)	850,000	850,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	200,000	189,010

57

	Shares/ Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	$100,000	$94,683
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	96,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	97,507
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	445,000	430,346
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,781,974)		7,657,302
COLLATERALIZED LOAN OBLIGATIONS(7) — 1.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	200,000	199,608
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	225,000	224,953
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(3)	125,000	124,987
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	200,000	199,740
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	1,500,000	1,501,673
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	275,000	274,850
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	50,000	50,038
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	425,000	424,560
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	400,000	399,399
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	575,000	573,818
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(3)	200,000	200,259
LoanCore 2018-CRE1 Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.44%, 6/15/18, resets monthly off the 1-month LIBOR plus 1.50%(3)(10)	577,000	577,721
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(3)	300,000	299,903
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	100,000	99,998
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	450,000	448,312
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(3)	250,000	250,478

58

	Shares/ Principal Amount	Value
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(3)	$100,000	$100,255
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)	425,000	423,998
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	150,000	149,749
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,526,709)		6,524,299
COMMERCIAL PAPER(11) — 0.6%
Chevron Corp., 1.87%, 6/12/18	1,000,000	999,422
Massachusetts Education Financing Authority, 2.10%, 8/8/18	1,600,000	1,600,000
University of Texas System (The), 1.81%, 7/2/18	500,000	499,985
TOTAL COMMERCIAL PAPER (Cost $3,099,441)		3,099,407
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	110,000	103,535
FNMA, 6.625%, 11/15/30	1,280,000	1,727,134
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,746,632)		1,830,669
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Value ETF	5,060	612,513
iShares Russell Mid-Cap Growth ETF	615	77,687
iShares Russell Mid-Cap Value ETF	2,238	196,563
SPDR S&P Oil & Gas Exploration & Production ETF	4,431	187,210
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,040,668)		1,073,973
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $11,761)	227	14,249
TEMPORARY CASH INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,825,526	12,825,526
U.S. Treasury Bills, 1.89%, 1/31/19(11)	$2,200,000	2,169,283
U.S. Treasury Bills, 1.86%, 8/2/18(2)(11)	250,000	249,212
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,247,381)		15,244,021
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $450,021,189)		496,337,309
OTHER ASSETS AND LIABILITIES — (1.4)%		(6,924,997)
TOTAL NET ASSETS — 100.0%		$489,412,312

59

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	887,210	USD	671,303	UBS AG	6/13/18	$(320)
USD	297,463	AUD	395,726	JPMorgan Chase Bank N.A.	6/13/18	(1,819)
USD	162,243	AUD	207,482	UBS AG	6/13/18	5,327
USD	253,340	AUD	326,351	UBS AG	6/13/18	6,525
USD	297,052	AUD	396,389	UBS AG	6/13/18	(2,731)
BRL	283,540	USD	86,329	Goldman Sachs & Co.	6/13/18	(10,258)
BRL	470,954	USD	142,063	Goldman Sachs & Co.	6/13/18	(15,711)
USD	159,803	BRL	522,187	Goldman Sachs & Co.	6/13/18	19,705
USD	42,224	BRL	138,555	Goldman Sachs & Co.	6/13/18	5,051
USD	28,649	BRL	93,752	Goldman Sachs & Co.	6/13/18	3,497
CAD	226,472	USD	179,983	JPMorgan Chase Bank N.A.	6/13/18	(5,269)
CAD	1,773,448	USD	1,380,581	JPMorgan Chase Bank N.A.	6/13/18	(12,434)
CAD	2,463,985	USD	1,915,933	JPMorgan Chase Bank N.A.	6/13/18	(15,062)
CAD	26,476	USD	20,383	JPMorgan Chase Bank N.A.	6/13/18	42
CAD	11,047	USD	8,624	Morgan Stanley	6/29/18	(97)
CAD	2,487	USD	1,942	Morgan Stanley	6/29/18	(22)
CAD	628	USD	492	Morgan Stanley	6/29/18	(7)
CAD	9,111	USD	7,136	Morgan Stanley	6/29/18	(103)
CAD	767	USD	605	Morgan Stanley	6/29/18	(13)
CAD	652	USD	506	Morgan Stanley	6/29/18	(3)
CAD	18,729	USD	14,558	Morgan Stanley	6/29/18	(102)
CAD	10,971	USD	8,552	Morgan Stanley	6/29/18	(83)
CAD	12,667	USD	9,869	Morgan Stanley	6/29/18	(93)
CAD	613	USD	477	Morgan Stanley	6/29/18	(4)
CAD	11,032	USD	8,521	Morgan Stanley	6/29/18	(6)
CAD	16,711	USD	13,034	Morgan Stanley	6/29/18	(135)
CAD	12,584	USD	9,824	Morgan Stanley	6/29/18	(111)
CAD	11,338	USD	8,876	Morgan Stanley	6/29/18	(125)
CAD	9,716	USD	7,571	Morgan Stanley	6/29/18	(71)
CAD	11,461	USD	8,894	Morgan Stanley	6/29/18	(48)
CAD	8,917	USD	6,926	Morgan Stanley	6/29/18	(44)
CAD	11,468	USD	8,817	Morgan Stanley	6/29/18	35
CAD	706	USD	548	Morgan Stanley	6/29/18	(3)
USD	1,555,836	CAD	2,012,063	JPMorgan Chase Bank N.A.	6/13/18	3,606
USD	63,517	CAD	82,103	JPMorgan Chase Bank N.A.	6/13/18	178
USD	16,155	CAD	20,787	JPMorgan Chase Bank N.A.	6/13/18	119
USD	1,030,336	CAD	1,324,322	JPMorgan Chase Bank N.A.	6/13/18	8,672
USD	1,035,376	CAD	1,330,197	JPMorgan Chase Bank N.A.	6/13/18	9,179
USD	1,212,939	CAD	1,548,122	JPMorgan Chase Bank N.A.	6/13/18	18,621
USD	21,573	CAD	27,904	Morgan Stanley	6/29/18	35
USD	66,427	CAD	85,922	Morgan Stanley	6/29/18	109
USD	305,449	CAD	395,090	Morgan Stanley	6/29/18	502
USD	7,516	CAD	9,681	Morgan Stanley	6/29/18	43
USD	567	CAD	731	Morgan Stanley	6/29/18	2
USD	15,732	CAD	20,087	Morgan Stanley	6/29/18	228
USD	8,396	CAD	10,706	Morgan Stanley	6/29/18	133
USD	7,665	CAD	9,780	Morgan Stanley	6/29/18	116
USD	10,862	CAD	13,708	Morgan Stanley	6/29/18	282

60

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	552	CAD	710	Morgan Stanley	6/29/18	$4
USD	2,599	CAD	3,344	Morgan Stanley	6/29/18	18
USD	9,824	CAD	12,593	Morgan Stanley	6/29/18	104
USD	8,695	CAD	11,144	Morgan Stanley	6/29/18	94
USD	2,015	CAD	2,584	Morgan Stanley	6/29/18	21
USD	581	CAD	756	Morgan Stanley	6/29/18	(2)
USD	2,771	CAD	3,570	Morgan Stanley	6/29/18	16
CHF	216,226	USD	219,504	UBS AG	6/13/18	38
CHF	1,204,866	USD	1,223,624	UBS AG	6/13/18	(277)
CHF	6,918	USD	6,957	Credit Suisse AG	6/29/18	78
CHF	7,476	USD	7,518	Credit Suisse AG	6/29/18	84
CHF	13,269	USD	13,423	Credit Suisse AG	6/29/18	69
CHF	29,274	USD	29,607	Morgan Stanley	6/29/18	162
USD	428,549	CHF	400,865	UBS AG	6/13/18	21,536
USD	197,855	CHF	197,079	UBS AG	6/13/18	(2,246)
USD	1,053,995	CHF	1,055,211	UBS AG	6/13/18	(17,402)
USD	1,212,521	CHF	1,198,383	UBS AG	6/13/18	(4,243)
USD	260,214	CHF	246,111	Credit Suisse AG	6/29/18	9,949
USD	6,303	CHF	6,283	Credit Suisse AG	6/29/18	(86)
CLP	4,019,884	USD	6,656	Goldman Sachs & Co.	6/13/18	(276)
CLP	75,498,243	USD	122,344	Goldman Sachs & Co.	6/13/18	(2,514)
CLP	301,242,796	USD	484,625	Goldman Sachs & Co.	6/13/18	(6,497)
CLP	242,294,106	USD	383,747	Goldman Sachs & Co.	6/13/18	818
CLP	125,752,584	USD	199,664	Goldman Sachs & Co.	6/13/18	(72)
CLP	60,940,380	USD	96,636	Goldman Sachs & Co.	6/13/18	88
CLP	61,021,963	USD	96,401	Goldman Sachs & Co.	6/13/18	452
CLP	21,137,676	USD	33,820	Goldman Sachs & Co.	6/13/18	(271)
CLP	15,166,125	USD	24,054	Goldman Sachs & Co.	6/13/18	17
USD	1,098,381	CLP	662,971,564	Goldman Sachs & Co.	6/13/18	46,122
USD	25,040	CLP	15,138,750	Goldman Sachs & Co.	6/13/18	1,012
USD	875,932	CLP	531,796,070	Goldman Sachs & Co.	6/13/18	31,874
USD	597,441	CLP	376,684,309	Goldman Sachs & Co.	6/13/18	(426)
CZK	90,880	USD	4,425	Morgan Stanley	6/13/18	(309)
CZK	1,026,454	USD	49,041	Morgan Stanley	6/13/18	(2,553)
USD	54,543	CZK	1,112,238	Morgan Stanley	6/13/18	4,171
USD	70,610	CZK	1,504,481	Morgan Stanley	6/13/18	2,474
DKK	24,165	USD	4,021	JPMorgan Chase Bank N.A.	6/13/18	(223)
DKK	904,425	USD	147,436	JPMorgan Chase Bank N.A.	6/13/18	(5,288)
USD	76,616	DKK	457,223	JPMorgan Chase Bank N.A.	6/13/18	4,754
USD	90,588	DKK	562,305	JPMorgan Chase Bank N.A.	6/13/18	2,211
EUR	113,802	USD	134,206	JPMorgan Chase Bank N.A.	6/13/18	(1,083)
EUR	24,438	USD	28,433	JPMorgan Chase Bank N.A.	6/13/18	154
EUR	8,884	USD	11,061	UBS AG	6/29/18	(656)
EUR	10,934	USD	13,713	UBS AG	6/29/18	(906)
EUR	8,688	USD	10,757	UBS AG	6/29/18	(580)
EUR	5,309	USD	6,553	UBS AG	6/29/18	(335)
EUR	1,003	USD	1,240	UBS AG	6/29/18	(65)
EUR	4,322	USD	5,320	UBS AG	6/29/18	(257)
EUR	4,972	USD	6,138	UBS AG	6/29/18	(313)
61

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,377	USD	10,341	UBS AG	6/29/18	$(528)
EUR	1,891	USD	2,342	UBS AG	6/29/18	(127)
EUR	3,463	USD	4,300	UBS AG	6/29/18	(244)
EUR	14,664	USD	18,098	UBS AG	6/29/18	(922)
EUR	2,472	USD	3,040	UBS AG	6/29/18	(144)
EUR	25,654	USD	31,190	UBS AG	6/29/18	(1,140)
EUR	7,242	USD	8,491	UBS AG	6/29/18	(8)
EUR	37,620	USD	44,213	UBS AG	6/29/18	(147)
EUR	32,194	USD	37,217	UBS AG	6/29/18	493
USD	2,368,176	EUR	1,973,031	JPMorgan Chase Bank N.A.	6/13/18	60,175
USD	1,151,232	EUR	931,041	UBS AG	6/29/18	60,679
USD	82,081	EUR	66,382	UBS AG	6/29/18	4,326
USD	112,212	EUR	90,750	UBS AG	6/29/18	5,914
USD	421,483	EUR	339,043	UBS AG	6/29/18	24,353
USD	4,577	EUR	3,691	UBS AG	6/29/18	253
USD	4,188	EUR	3,363	UBS AG	6/29/18	248
USD	5,188	EUR	4,166	UBS AG	6/29/18	308
USD	15,795	EUR	12,594	UBS AG	6/29/18	1,043
USD	5,119	EUR	4,099	UBS AG	6/29/18	317
USD	5,301	EUR	4,287	UBS AG	6/29/18	280
USD	69,455	EUR	56,265	UBS AG	6/29/18	3,550
USD	42,182	EUR	34,138	UBS AG	6/29/18	2,196
USD	30,859	EUR	24,838	UBS AG	6/29/18	1,766
USD	6,568	EUR	5,298	UBS AG	6/29/18	362
USD	3,959	EUR	3,187	UBS AG	6/29/18	226
USD	31,473	EUR	25,300	UBS AG	6/29/18	1,839
USD	4,129	EUR	3,397	UBS AG	6/29/18	150
USD	4,434	EUR	3,694	UBS AG	6/29/18	107
USD	4,771	EUR	3,962	UBS AG	6/29/18	130
USD	2,617	EUR	2,187	UBS AG	6/29/18	55
USD	11,811	EUR	9,862	UBS AG	6/29/18	259
USD	34,679	EUR	29,169	UBS AG	6/29/18	513
USD	2,416	EUR	2,032	UBS AG	6/29/18	36
USD	12,418	EUR	10,517	UBS AG	6/29/18	99
GBP	3,503	USD	4,970	Credit Suisse AG	6/13/18	(312)
GBP	1,848,071	USD	2,550,504	Credit Suisse AG	6/13/18	(92,814)
GBP	31,522	USD	41,933	Credit Suisse AG	6/13/18	(13)
GBP	3,621	USD	5,141	Morgan Stanley	6/29/18	(322)
GBP	3,542	USD	4,808	Morgan Stanley	6/29/18	(94)
GBP	7,076	USD	9,580	Morgan Stanley	6/29/18	(162)
GBP	7,928	USD	10,664	Morgan Stanley	6/29/18	(112)
GBP	13,940	USD	18,633	Morgan Stanley	6/29/18	(78)
GBP	9,221	USD	12,297	Morgan Stanley	6/29/18	(23)
GBP	5,833	USD	7,753	Morgan Stanley	6/29/18	11
USD	1,870,249	GBP	1,341,469	Credit Suisse AG	6/13/18	86,273
USD	49,118	GBP	35,443	Credit Suisse AG	6/13/18	1,983
USD	25,985	GBP	18,210	Credit Suisse AG	6/13/18	1,767
USD	22,357	GBP	15,895	Credit Suisse AG	6/13/18	1,219
USD	1,189,503	GBP	872,700	Credit Suisse AG	6/13/18	28,927

62

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,191,616	GBP	876,085	Credit Suisse AG	6/13/18	$26,538
USD	6,967	GBP	4,949	Morgan Stanley	6/13/18	386
USD	142,180	GBP	100,564	Morgan Stanley	6/29/18	8,325
USD	337,489	GBP	238,705	Morgan Stanley	6/29/18	19,761
USD	10,427	GBP	7,339	Morgan Stanley	6/29/18	658
USD	5,087	GBP	3,605	Morgan Stanley	6/29/18	289
USD	3,517	GBP	2,491	Morgan Stanley	6/29/18	202
USD	3,535	GBP	2,492	Morgan Stanley	6/29/18	218
USD	16,356	GBP	11,531	Morgan Stanley	6/29/18	1,008
USD	6,298	GBP	4,412	Morgan Stanley	6/29/18	425
USD	4,311	GBP	3,016	Morgan Stanley	6/29/18	296
USD	5,813	GBP	4,055	Morgan Stanley	6/29/18	416
USD	5,621	GBP	3,945	Morgan Stanley	6/29/18	370
USD	18,263	GBP	12,933	Morgan Stanley	6/29/18	1,049
USD	4,641	GBP	3,300	Morgan Stanley	6/29/18	249
USD	8,661	GBP	6,179	Morgan Stanley	6/29/18	436
USD	4,443	GBP	3,219	Morgan Stanley	6/29/18	158
USD	8,515	GBP	6,259	Morgan Stanley	6/29/18	184
USD	880	GBP	647	Morgan Stanley	6/29/18	18
USD	7,332	GBP	5,395	Morgan Stanley	6/29/18	151
USD	10,336	GBP	7,643	Morgan Stanley	6/29/18	162
USD	8,536	GBP	6,313	Morgan Stanley	6/29/18	134
USD	6,926	GBP	5,129	Morgan Stanley	6/29/18	99
USD	9,108	GBP	6,845	Morgan Stanley	6/29/18	(2)
HUF	197,222,836	USD	725,791	JPMorgan Chase Bank N.A.	6/13/18	(4,514)
HUF	193,056,856	USD	706,095	JPMorgan Chase Bank N.A.	6/13/18	(53)
HUF	325,294,593	USD	1,190,378	JPMorgan Chase Bank N.A.	6/13/18	(721)
USD	811,298	HUF	203,376,236	JPMorgan Chase Bank N.A.	6/13/18	67,517
USD	41,610	HUF	10,416,128	JPMorgan Chase Bank N.A.	6/13/18	3,516
USD	15,789	HUF	3,987,763	JPMorgan Chase Bank N.A.	6/13/18	1,205
USD	100,460	HUF	25,900,455	JPMorgan Chase Bank N.A.	6/13/18	5,738
USD	181,084	HUF	47,376,804	JPMorgan Chase Bank N.A.	6/13/18	7,819
USD	181,826	HUF	47,587,697	JPMorgan Chase Bank N.A.	6/13/18	7,790
USD	240,813	HUF	63,059,272	JPMorgan Chase Bank N.A.	6/13/18	10,195
USD	3,148,923	HUF	829,583,828	JPMorgan Chase Bank N.A.	6/13/18	114,997
IDR	4,935,544,152	USD	355,638	Goldman Sachs & Co.	6/20/18	(1,634)
IDR	1,782,375,190	USD	127,842	Goldman Sachs & Co.	6/20/18	(1)
IDR	26,709,897,968	USD	1,874,379	Goldman Sachs & Co.	6/20/18	41,399
USD	2,348,119	IDR	33,427,817,310	Goldman Sachs & Co.	6/20/18	(49,505)
ILS	4,332,169	USD	1,210,779	Goldman Sachs & Co.	6/13/18	5,263
USD	176,256	ILS	607,133	Goldman Sachs & Co.	6/13/18	5,834
USD	4,798	ILS	16,828	Goldman Sachs & Co.	6/13/18	74
USD	19,213	ILS	68,772	Goldman Sachs & Co.	6/13/18	(91)
USD	949,348	ILS	3,429,821	Goldman Sachs & Co.	6/13/18	(13,405)
INR	11,505,417	USD	176,005	Goldman Sachs & Co.	6/13/18	(5,575)
INR	16,055,631	USD	239,226	JPMorgan Chase Bank N.A.	6/13/18	(1,394)
INR	64,657,525	USD	962,954	JPMorgan Chase Bank N.A.	6/13/18	(5,183)
USD	172,676	INR	11,505,417	Goldman Sachs & Co.	6/13/18	2,247
USD	1,193,540	INR	80,713,156	JPMorgan Chase Bank N.A.	6/13/18	(2,063)

63

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	57,269,162	USD	524,740	JPMorgan Chase Bank N.A.	6/13/18	$1,988
JPY	117,697,692	USD	1,079,300	JPMorgan Chase Bank N.A.	6/13/18	3,214
JPY	996,628	USD	9,549	Credit Suisse AG	6/29/18	(372)
JPY	1,347,923	USD	12,915	Credit Suisse AG	6/29/18	(502)
JPY	656,753	USD	6,167	Credit Suisse AG	6/29/18	(119)
JPY	594,675	USD	5,571	Credit Suisse AG	6/29/18	(95)
JPY	915,132	USD	8,527	Credit Suisse AG	6/29/18	(100)
JPY	506,415	USD	4,664	Credit Suisse AG	6/29/18	—
JPY	547,366	USD	5,030	Credit Suisse AG	6/29/18	11
JPY	482,053	USD	4,426	Credit Suisse AG	6/29/18	13
JPY	726,861	USD	6,643	Credit Suisse AG	6/29/18	50
JPY	457,663	USD	4,125	Credit Suisse AG	6/29/18	90
JPY	899,596	USD	8,274	Credit Suisse AG	6/29/18	10
USD	268,469	JPY	28,346,881	Credit Suisse AG	6/29/18	7,440
USD	159,147	JPY	16,803,874	Credit Suisse AG	6/29/18	4,410
USD	7,274	JPY	764,793	Credit Suisse AG	6/29/18	232
USD	10,024	JPY	1,061,408	Credit Suisse AG	6/29/18	250
USD	6,279	JPY	664,905	Credit Suisse AG	6/29/18	157
USD	7,956	JPY	845,422	Credit Suisse AG	6/29/18	171
USD	7,954	JPY	866,468	Credit Suisse AG	6/29/18	(25)
USD	6,726	JPY	744,329	Credit Suisse AG	6/29/18	(128)
KRW	4,788,608	USD	4,547	Goldman Sachs & Co.	6/13/18	(114)
KRW	187,008,003	USD	175,356	Goldman Sachs & Co.	6/13/18	(2,237)
KRW	837,776,750	USD	785,465	Goldman Sachs & Co.	6/13/18	(9,910)
USD	370,025	KRW	395,686,539	Goldman Sachs & Co.	6/13/18	3,727
USD	708,538	KRW	767,311,310	Goldman Sachs & Co.	6/13/18	(1,785)
MXN	484,105	USD	26,156	JPMorgan Chase Bank N.A.	6/13/18	(1,922)
MXN	3,201,968	USD	170,124	JPMorgan Chase Bank N.A.	6/13/18	(9,838)
MXN	47,700,599	USD	2,392,471	JPMorgan Chase Bank N.A.	6/13/18	(4,649)
MXN	615,109	USD	31,152	JPMorgan Chase Bank N.A.	6/13/18	(360)
USD	1,129,343	MXN	21,561,425	JPMorgan Chase Bank N.A.	6/13/18	50,011
USD	22,761	MXN	431,094	JPMorgan Chase Bank N.A.	6/13/18	1,181
USD	16,434	MXN	304,755	JPMorgan Chase Bank N.A.	6/13/18	1,178
USD	9,194	MXN	169,929	JPMorgan Chase Bank N.A.	6/13/18	688
USD	498,454	MXN	9,571,019	JPMorgan Chase Bank N.A.	6/13/18	19,343
USD	489,069	MXN	9,369,988	JPMorgan Chase Bank N.A.	6/13/18	20,021
USD	2,382,510	MXN	47,628,763	JPMorgan Chase Bank N.A.	6/13/18	(1,715)
MYR	1,068,371	USD	273,766	Goldman Sachs & Co.	6/13/18	(6,061)
MYR	574,371	USD	145,905	Goldman Sachs & Co.	6/13/18	(1,984)
USD	82,551	MYR	323,939	Goldman Sachs & Co.	6/13/18	1,381
USD	385,456	MYR	1,521,859	Goldman Sachs & Co.	6/13/18	4,120
NOK	2,159,745	USD	277,659	JPMorgan Chase Bank N.A.	6/13/18	(13,634)
NOK	46,363	USD	5,919	JPMorgan Chase Bank N.A.	6/13/18	(251)
NOK	1,658,121	USD	208,059	JPMorgan Chase Bank N.A.	6/13/18	(5,356)
NOK	15,606,948	USD	1,940,425	JPMorgan Chase Bank N.A.	6/13/18	(32,501)
NOK	173,707	USD	21,167	JPMorgan Chase Bank N.A.	6/13/18	68
NOK	60,166	USD	7,859	JPMorgan Chase Bank N.A.	6/29/18	(498)
NOK	64,887	USD	8,281	JPMorgan Chase Bank N.A.	6/29/18	(344)
NOK	78,539	USD	10,126	JPMorgan Chase Bank N.A.	6/29/18	(518)

64

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	87,136	USD	11,225	JPMorgan Chase Bank N.A.	6/29/18	$(566)
NOK	153,083	USD	19,196	JPMorgan Chase Bank N.A.	6/29/18	(469)
USD	20,526	NOK	157,418	JPMorgan Chase Bank N.A.	6/13/18	1,282
USD	144,441	NOK	1,163,216	JPMorgan Chase Bank N.A.	6/13/18	2,239
USD	852,127	NOK	6,887,342	JPMorgan Chase Bank N.A.	6/13/18	10,160
USD	712,555	NOK	5,807,824	JPMorgan Chase Bank N.A.	6/13/18	2,558
USD	262,664	NOK	2,028,603	JPMorgan Chase Bank N.A.	6/29/18	14,504
USD	6,488	NOK	50,677	JPMorgan Chase Bank N.A.	6/29/18	289
USD	5,968	NOK	46,291	JPMorgan Chase Bank N.A.	6/29/18	305
USD	17,872	NOK	142,120	JPMorgan Chase Bank N.A.	6/29/18	486
USD	9,629	NOK	76,689	JPMorgan Chase Bank N.A.	6/29/18	247
USD	6,317	NOK	51,214	JPMorgan Chase Bank N.A.	6/29/18	52
USD	7,717	NOK	62,736	JPMorgan Chase Bank N.A.	6/29/18	42
USD	6,612	NOK	53,274	JPMorgan Chase Bank N.A.	6/29/18	95
USD	6,279	NOK	51,159	JPMorgan Chase Bank N.A.	6/29/18	21
USD	10,638	NOK	88,163	JPMorgan Chase Bank N.A.	6/29/18	(147)
NZD	371,741	USD	273,943	UBS AG	6/13/18	(13,806)
NZD	14,185	USD	10,030	UBS AG	6/13/18	(104)
USD	427,832	NZD	586,899	UBS AG	6/13/18	17,131
USD	6,980	NZD	9,653	UBS AG	6/13/18	225
USD	64,942	NZD	92,375	UBS AG	6/13/18	300
USD	573,455	NZD	818,360	UBS AG	6/13/18	782
USD	129,458	NZD	184,616	UBS AG	6/13/18	268
PEN	570,361	USD	177,186	Goldman Sachs & Co.	6/13/18	(2,945)
PEN	212,570	USD	65,533	Goldman Sachs & Co.	6/13/18	(595)
PEN	3,138,962	USD	956,796	Goldman Sachs & Co.	6/13/18	2,130
PEN	3,928,816	USD	1,204,419	Goldman Sachs & Co.	6/13/18	(4,199)
PEN	96,376	USD	29,447	Goldman Sachs & Co.	6/13/18	(5)
USD	1,217,980	PEN	3,995,877	Goldman Sachs & Co.	6/13/18	(2,726)
PHP	12,449,369	USD	240,614	JPMorgan Chase Bank N.A.	6/13/18	(4,011)
USD	238,940	PHP	12,449,369	JPMorgan Chase Bank N.A.	6/13/18	2,337
PLN	4,402,170	USD	1,184,455	Goldman Sachs & Co.	6/13/18	7,114
PLN	4,461,643	USD	1,201,903	Goldman Sachs & Co.	6/13/18	5,764
USD	448,945	PLN	1,523,091	Goldman Sachs & Co.	6/13/18	36,678
USD	11,898	PLN	41,490	Goldman Sachs & Co.	6/13/18	668
USD	134,139	PLN	477,029	Goldman Sachs & Co.	6/13/18	5,017
USD	1,903,145	PLN	6,792,044	Goldman Sachs & Co.	6/13/18	64,691
USD	93,828	PLN	344,751	Goldman Sachs & Co.	6/13/18	511
RUB	8,515,748	USD	148,617	Goldman Sachs & Co.	6/13/18	(12,270)
RUB	1,710,377	USD	27,394	Goldman Sachs & Co.	6/13/18	(9)
USD	167,988	RUB	10,163,262	Goldman Sachs & Co.	6/13/18	5,262
SEK	1,911,467	USD	220,764	JPMorgan Chase Bank N.A.	6/13/18	(3,882)
SEK	2,108,394	USD	238,981	JPMorgan Chase Bank N.A.	6/13/18	245
SEK	8,424,522	USD	956,169	JPMorgan Chase Bank N.A.	6/13/18	(294)
USD	753	SEK	6,156	JPMorgan Chase Bank N.A.	6/13/18	54
USD	1,181,773	SEK	10,530,428	JPMorgan Chase Bank N.A.	6/13/18	(13,046)
SGD	133,121	USD	100,585	JPMorgan Chase Bank N.A.	6/13/18	(1,143)
USD	94,161	SGD	123,674	JPMorgan Chase Bank N.A.	6/13/18	1,776
USD	139,320	SGD	185,458	JPMorgan Chase Bank N.A.	6/13/18	781

65

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	26,647,295	USD	838,862	Goldman Sachs & Co.	6/13/18	$(6,968)
USD	268,995	THB	8,398,689	Goldman Sachs & Co.	6/13/18	6,798
USD	88,194	THB	2,782,447	Goldman Sachs & Co.	6/13/18	1,330
USD	661,672	THB	21,077,554	Goldman Sachs & Co.	6/13/18	3,658
TRY	12,091	USD	3,097	Morgan Stanley	6/13/18	(439)
TRY	3,230,818	USD	700,585	Morgan Stanley	6/13/18	9,653
USD	2,941	TRY	12,091	Morgan Stanley	6/13/18	284
ZAR	171,148	USD	13,750	UBS AG	6/13/18	(322)
USD	595,053	ZAR	7,154,616	UBS AG	6/13/18	33,694
USD	16,069	ZAR	192,197	UBS AG	6/13/18	989
USD	235,652	ZAR	3,005,264	UBS AG	6/13/18	(145)
USD	226,044	ZAR	2,869,373	UBS AG	6/13/18	910
USD	127,763	ZAR	1,629,800	UBS AG	6/13/18	(113)
USD	168,216	ZAR	2,124,624	UBS AG	6/13/18	1,516
						$739,803

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	17	June 2018	JPY	170,000,000	$2,358,763	$2,627
Korean Treasury 10-Year Bonds	7	June 2018	KRW	700,000,000	779,517	2,078
U.S. Treasury 10-Year Notes	20	September 2018	USD	2,000,000	2,408,750	18,080
U.S. Treasury 2-Year Notes	12	September 2018	USD	2,400,000	2,546,812	6,160
U.S. Treasury 5-Year Notes	47	September 2018	USD	4,700,000	5,352,859	34,408
U.S. Treasury Long Bonds	3	September 2018	USD	300,000	435,375	8,899
U.S. Treasury Ultra Bonds	2	September 2018	USD	200,000	319,000	7,808
					$14,201,076	$80,060

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	29	June 2018	EUR	2,900,000	$4,493,094	$(65,013)
Euro-Bund 10-Year Bonds	2	June 2018	EUR	200,000	379,100	(11,928)
Euro-OAT 10-Year Bonds	5	June 2018	EUR	500,000	910,106	(19,014)
U.K. Gilt 10-Year Bonds	12	September 2018	GBP	1,200,000	1,969,459	(32,082)
U.S. Treasury 10-Year Ultra Notes	2	September 2018	USD	200,000	256,687	(2,317)
					$8,008,446	$(130,354)

66

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$6,990,000	$480,066	$53,543	$533,609

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

67

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
CVA	-	Certificaten Van Aandelen	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PIK	-	Payment in Kind
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association	RUB	-	Russian Ruble
GBP	-	British Pound	SBBPA	-	Standby Bond Purchase Agreement
GNMA	-	Government National Mortgage Association	SEK	-	Swedish Krona
GO	-	General Obligation	SEQ	-	Sequential Payer
HUF	-	Hungarian Forint	SGD	-	Singapore Dollar
IDR	-	Indonesian Rupiah	THB	-	Thai Baht
ILS	-	Israeli Shekel	TRY	-	Turkish Lira
INR	-	Indian Rupee	USD	-	United States Dollar
JPY	-	Japanese Yen	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate	VRN	-	Variable Rate. Interest reset date is indicated. Rate shown is effective at the period end.
LIQ FAC	-	Liquidity Facilities
			ZAR	-	South African Rand
† Category is less than 0.05% of total net assets

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $589,551.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,281,954, which represented 7.4% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(6)	Security is a zero-coupon bond.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	Forward commitment. Settlement date is indicated.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

68

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $450,021,189)	$496,337,309
Cash	10,729
Foreign currency holdings, at value (cost of $41,214)	41,343
Foreign deposits with broker for futures contracts, at value (cost of $28,213)	28,423
Receivable for investments sold	1,525,226
Receivable for capital shares sold	82,038
Receivable for variation margin on futures contracts	2,876
Unrealized appreciation on forward foreign currency exchange contracts	1,195,910
Interest and dividends receivable	2,105,424
501,329,278

Liabilities
Payable for investments purchased	8,749,995
Payable for capital shares redeemed	2,268,389
Payable for variation margin on swap agreements	5,215
Unrealized depreciation on forward foreign currency exchange contracts	456,107
Accrued management fees	383,046
Distribution and service fees payable	54,214
11,916,966

Net Assets	$489,412,312

Net Assets Consist of:
Capital (par value and paid-in surplus)	$430,241,337
Undistributed net investment income	1,315,402
Undistributed net realized gain	10,808,383
Net unrealized appreciation	47,047,190
$489,412,312

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$183,009,088	31,590,322	$5.79
I Class, $0.01 Par Value	$43,460,392	7,496,229	$5.80
A Class, $0.01 Par Value	$113,646,866	19,640,488	$5.79*
C Class, $0.01 Par Value	$28,432,628	4,993,195	$5.69
R Class, $0.01 Par Value	$12,491,146	2,163,605	$5.77
R5 Class, $0.01 Par Value	$34,565,303	5,954,839	$5.80
R6 Class, $0.01 Par Value	$73,806,889	12,728,128	$5.80
*Maximum offering price $6.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.

69

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $2,568)	$3,889,276
Dividends (net of foreign taxes withheld of $93,393)	2,320,519
6,209,795

Expenses:
Management fees	2,333,333
Distribution and service fees:
A Class	144,208
C Class	150,454
R Class	34,147
Directors' fees and expenses	6,947
Other expenses	6,096
2,675,185

Net investment income (loss)	3,534,610

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $521)	16,574,032
Forward foreign currency exchange contract transactions	(274,526)
Futures contract transactions	(321,580)
Swap agreement transactions	(13,065)
Foreign currency translation transactions	(9,682)
15,955,179

Change in net unrealized appreciation (depreciation) on:
Investments	(15,362,181)
Forward foreign currency exchange contracts	568,131
Futures contracts	4,858
Swap agreements	163,757
Translation of assets and liabilities in foreign currencies	(26,267)
(14,651,702)

Net realized and unrealized gain (loss)	1,303,477

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,838,087

See Notes to Financial Statements.

70

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$3,534,610	$6,281,898
Net realized gain (loss)	15,955,179	27,132,074
Change in net unrealized appreciation (depreciation)	(14,651,702)	20,302,914
Net increase (decrease) in net assets resulting from operations	4,838,087	53,716,886

Distributions to Shareholders
From net investment income:
Investor Class	(1,419,649)	(3,272,426)
I Class	(327,304)	(938,104)
A Class	(552,440)	(1,384,197)
C Class	(76,151)	(145,376)
R Class	(56,656)	(127,656)
R5 Class	(42,107)	(42)
R6 Class	(510,902)	(695,182)
From net realized gains:
Investor Class	(11,423,829)	(3,890,619)
I Class	(2,202,986)	(1,196,385)
A Class	(5,442,484)	(2,179,440)
C Class	(1,489,966)	(596,270)
R Class	(694,648)	(246,181)
R5 Class	(249)	—
R6 Class	(2,955,945)	(326,436)
Decrease in net assets from distributions	(27,195,316)	(14,998,314)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,241,238)	(50,118,767)

Net increase (decrease) in net assets	(31,598,467)	(11,400,195)

Net Assets
Beginning of period	521,010,779	532,410,974
End of period	$489,412,312	$521,010,779

Undistributed net investment income	$1,315,402	$766,001

See Notes to Financial Statements.

71

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments

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initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

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The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	1.00%
I Class	0.60% to 0.80%	0.80%
A Class	0.80% to 1.00%	1.00%
C Class	0.80% to 1.00%	1.00%
R Class	0.80% to 1.00%	1.00%
R5 Class	0.60% to 0.80%	0.80%
R6 Class	0.45% to 0.65%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $768,872 and $1,229,361, respectively. The effect of interfund transactions on the Statement of Operations was $137,078 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $199,884,643, of which $69,634,045 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $227,601,318, of which $78,261,071 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	1,618,410	$9,423,832	8,025,892	$46,523,034
Issued in reinvestment of distributions	2,180,228	12,617,314	1,242,038	7,012,167
Redeemed	(12,995,990)	(75,646,904)	(12,175,793)	(70,518,807)
	(9,197,352)	(53,605,758)	(2,907,863)	(16,983,606)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,123,047	6,544,145	3,353,788	19,340,746
Issued in reinvestment of distributions	431,155	2,499,292	378,496	2,131,937
Redeemed	(1,738,132)	(10,071,486)	(9,654,205)	(54,736,902)
	(183,930)	(1,028,049)	(5,921,921)	(33,264,219)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	2,036,367	11,816,698	3,923,471	22,565,139
Issued in reinvestment of distributions	1,002,579	5,802,301	611,963	3,438,196
Redeemed	(2,781,130)	(16,179,255)	(9,572,272)	(55,219,343)
	257,816	1,439,744	(5,036,838)	(29,216,008)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	199,285	1,142,198	553,494	3,168,468
Issued in reinvestment of distributions	267,127	1,522,365	130,086	715,562
Redeemed	(856,931)	(4,928,456)	(2,007,131)	(11,420,632)
	(390,519)	(2,263,893)	(1,323,551)	(7,536,602)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	219,035	1,270,402	478,372	2,746,651
Issued in reinvestment of distributions	128,641	742,064	65,802	368,553
Redeemed	(669,544)	(3,877,756)	(804,968)	(4,655,809)
	(321,868)	(1,865,290)	(260,794)	(1,540,605)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	6,010,855	35,036,506	873	5,000
Issued in reinvestment of distributions	7,303	42,356	7	42
Redeemed	(64,199)	(372,641)	—	—
	5,953,959	34,706,221	880	5,042
R6 Class/Shares Authorized	90,000,000		90,000,000
Sold	4,083,230	23,671,604	8,093,394	45,974,065
Issued in reinvestment of distributions	598,202	3,466,847	178,189	1,021,618
Redeemed	(2,375,673)	(13,762,664)	(1,473,964)	(8,578,452)
	2,305,759	13,375,787	6,797,619	38,417,231
Net increase (decrease)	(1,576,135)	$(9,241,238)	(8,652,468)	$(50,118,767)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$159,263,935	$56,164,982	—
U.S. Treasury Securities	—	84,914,223	—
Corporate Bonds	—	61,713,706	—
Sovereign Governments and Agencies	—	33,033,981	—
U.S. Government Agency Mortgage-Backed Securities	—	26,073,987	—
Municipal Securities	—	16,226,271	—
Collateralized Mortgage Obligations	—	13,621,494	—
Asset-Backed Securities	—	9,880,810	—
Commercial Mortgage-Backed Securities	—	7,657,302	—
Collateralized Loan Obligations	—	6,524,299	—
Commercial Paper	—	3,099,407	—
U.S. Government Agency Securities	—	1,830,669	—
Exchange-Traded Funds	1,073,973	—	—
Convertible Preferred Stocks	—	14,249	—
Temporary Cash Investments	12,825,526	2,418,495	—
	$173,163,434	$323,173,875	—
Other Financial Instruments
Futures Contracts	$75,355	$4,705	—
Swap Agreements	—	533,609	—
Forward Foreign Currency Exchange Contracts	—	1,195,910	—
	$75,355	$1,734,224	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,317	$128,037	—
Forward Foreign Currency Exchange Contracts	—	456,107	—
	$2,317	$584,144	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation

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(depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $6,800,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $68,185,065.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $13,199,666 futures contracts purchased and $6,944,314 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $22,216,598.

Value of Derivative Instruments as of May 31, 2018
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,215
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,195,910	Unrealized depreciation on forward foreign currency exchange contracts	456,107
Interest Rate Risk	Receivable for variation margin on futures contracts*	2,876	Payable for variation margin on futures contracts*	—
		$1,198,786		$461,322

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$90,674	Change in net unrealized appreciation (depreciation) on swap agreements	$(5,411)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(13,359)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(274,526)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	568,131
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(308,221)	Change in net unrealized appreciation (depreciation) on futures contracts	4,858
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(103,739)	Change in net unrealized appreciation (depreciation) on swap agreements	169,168
		$(609,171)		$736,746

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$454,279,177
Gross tax appreciation of investments	$50,737,127
Gross tax depreciation of investments	(8,678,995)
Net tax appreciation (depreciation) of investments	$42,058,132

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$6.06	0.04	—(4)	0.04	(0.03)	(0.28)	(0.31)	$5.79	0.83%	1.00%(5)	1.46%(5)	41%	$183,009
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.28%	78%	$246,975
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.21%	87%	$245,726
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	0.81%	90%	$275,947
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.91%	59%	$304,125
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
I Class
2018(3)	$6.06	0.05	0.01	0.06	(0.04)	(0.28)	(0.32)	$5.80	1.10%	0.80%(5)	1.66%(5)	41%	$43,460
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	1.48%	78%	$46,536
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	1.41%	87%	$76,532
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	1.01%	90%	$72,235
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	1.11%	59%	$66,425
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833
A Class
2018(3)	$6.05	0.04	0.01	0.05	(0.03)	(0.28)	(0.31)	$5.79	0.87%	1.25%(5)	1.21%(5)	41%	$113,647
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.03%	78%	$117,230
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	0.96%	87%	$137,168
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	0.56%	90%	$162,077
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	0.66%	59%	$187,559
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$5.96	0.01	0.01	0.02	(0.01)	(0.28)	(0.29)	$5.69	0.46%	2.00%(5)	0.46%(5)	41%	$28,433
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	0.28%	78%	$32,110
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	0.21%	87%	$37,188
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	(0.19)%	90%	$42,585
2014	$6.21	(0.01)	0.35	0.34	—(4)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$43,361
2013	$5.94	—(4)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
R Class
2018(3)	$6.04	0.03	—(4)	0.03	(0.02)	(0.28)	(0.30)	$5.77	0.61%	1.50%(5)	0.96%(5)	41%	$12,491
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	0.78%	78%	$15,004
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	0.71%	87%	$15,398
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	0.31%	90%	$14,766
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	0.41%	59%	$16,239
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392
R5 Class
2018(3)	$6.07	0.06	(0.01)	0.05	(0.04)	(0.28)	(0.32)	$5.80	0.92%	0.80%(5)	1.66%(5)	41%	$34,565
2017(6)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(5)	1.60%(5)	78%(7)	$5
R6 Class
2018(3)	$6.06	0.05	0.01	0.06	(0.04)	(0.28)	(0.32)	$5.80	1.17%	0.65%(5)	1.81%(5)	41%	$73,807
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	1.63%	78%	$63,151
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	1.56%	87%	$20,398
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	1.16%	90%	$7,150
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	1.26%	59%	$1,815
2013(8)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(5)	1.19%(5)	68%(9)	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

84

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 1807

Semiannual Report

May 31, 2018

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Rise Restrains Returns

Global stocks continued to rally early in the reporting period, bolstered by improving growth trends throughout the world, positive corporate earnings results, generally muted inflation, and still-low interest rates. For example, U.S. stocks were notably strong, with the S&P 500 Index gaining nearly 8% for the two months ended January 31, 2018. Outside the U.S., returns were similarly robust, as central bank accommodations enhanced the positive economic and earnings backdrop.

Sentiment changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that sparked fears of a global trade war. However, by the end of the reporting period, U.S. market volatility subsided somewhat. U.S. economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations, while trade concerns eased. But outside the U.S., stocks continued to stumble on slowing growth in Europe, political uncertainty in Italy, and a resurgence in the U.S. dollar. For the six-month period overall, U.S. stocks advanced modestly, but non-U.S. stocks were generally flat. Meanwhile, U.S. bond returns declined as interest rates and inflation increased. Non-U.S. bonds also declined, but only fractionally.

In this environment of heightened global market volatility, improving global growth, and differing central bank strategies, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2018
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.2%
Microsoft Corp.	1.2%
Amazon.com, Inc.	1.1%
Apple, Inc.	1.0%
Facebook, Inc., Class A	0.9%
Pfizer, Inc.	0.5%
JPMorgan Chase & Co.	0.5%
Johnson & Johnson	0.5%
Bank of America Corp.	0.5%
Boeing Co. (The)	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	43.2%
Japan	3.3%
United Kingdom	3.0%
China	2.0%
Other Countries	11.0%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	8.3 years
Average Duration (effective)	6.0 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	43.2%
Foreign Common Stocks*	19.3%
Corporate Bonds	10.2%
U.S. Treasury Securities	9.8%
Sovereign Governments and Agencies	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Municipal Securities	2.5%
Collateralized Mortgage Obligations	1.9%
Asset-Backed Securities	1.2%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.9%
Commercial Paper	0.6%
U.S. Government Agency Securities	0.3%
Exchange-Traded Funds	0.3%
Convertible Preferred Stocks	—**
Temporary Cash Investments	1.6%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.30	$5.48	1.09%
I Class	$1,000	$1,017.40	$4.48	0.89%
A Class	$1,000	$1,016.20	$6.74	1.34%
C Class	$1,000	$1,011.30	$10.48	2.09%
R Class	$1,000	$1,014.20	$7.98	1.59%
R5 Class	$1,000	$1,018.90	$4.48	0.89%
R6 Class	$1,000	$1,019.30	$3.73	0.74%
Hypothetical
Investor Class	$1,000	$1,019.50	$5.49	1.09%
I Class	$1,000	$1,020.49	$4.48	0.89%
A Class	$1,000	$1,018.25	$6.74	1.34%
C Class	$1,000	$1,014.51	$10.50	2.09%
R Class	$1,000	$1,017.00	$8.00	1.59%
R5 Class	$1,000	$1,020.49	$4.48	0.89%
R6 Class	$1,000	$1,021.24	$3.73	0.74%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 62.5%
Aerospace and Defense — 1.5%
AAR Corp.	3,217	$143,768
Astronics Corp.(1)	33	1,162
Boeing Co. (The)	15,487	5,453,902
Bombardier, Inc., B Shares(1)	381,420	1,435,546
Curtiss-Wright Corp.	4,484	570,589
Esterline Technologies Corp.(1)	1,185	86,446
FACC AG(1)	5,191	99,697
General Dynamics Corp.	8,628	1,740,354
KLX, Inc.(1)	1,893	139,760
Kratos Defense & Security Solutions, Inc.(1)	8,957	100,229
L3 Technologies, Inc.	5,158	1,022,986
Lockheed Martin Corp.	12,714	3,999,062
Mercury Systems, Inc.(1)	2,774	102,444
Raytheon Co.	5,752	1,205,044
Textron, Inc.	28,118	1,872,096
		17,973,085
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	6,950	807,034
XPO Logistics, Inc.(1)	19,399	2,041,745
		2,848,779
Airlines — 0.4%
Alaska Air Group, Inc.	6,559	398,853
Delta Air Lines, Inc.	26,185	1,415,299
InterGlobe Aviation Ltd.	5,343	96,391
Ryanair Holdings plc ADR(1)	8,860	1,026,963
Southwest Airlines Co.	24,075	1,229,751
Wizz Air Holdings plc(1)	3,760	169,650
		4,336,907
Auto Components — 0.5%
Adient plc	20,011	1,065,386
Aptiv plc	6,844	667,290
Balkrishna Industries Ltd.	19,662	329,789
Delphi Technologies plc	5,937	297,444
Dometic Group AB	24,530	251,481
Hota Industrial Manufacturing Co. Ltd.	53,766	258,994
Hyundai Mobis Co. Ltd.	3,048	615,000
Hyundai Wia Corp.	11,725	549,042
Ichikoh Industries Ltd.	15,100	199,493
Mando Corp.	5,175	184,491
Motherson Sumi Systems Ltd.	72,552	332,496
Stoneridge, Inc.(1)	147	4,635
Valeo SA	11,594	734,667
		5,490,208

	Shares/ Principal Amount	Value
Automobiles — 0.7%
Brilliance China Automotive Holdings Ltd.	224,000	$418,214
Ford Otomotiv Sanayi AS	13,138	185,647
Geely Automobile Holdings Ltd.	158,000	444,199
Honda Motor Co. Ltd. ADR	42,983	1,365,140
Hyundai Motor Co.	9,849	1,266,974
Kia Motors Corp.	102,124	2,946,362
Nissan Motor Co. Ltd.	199,300	1,973,612
		8,600,148
Banks — 5.2%
Ameris Bancorp	1,924	107,167
Banco do Brasil SA	56,200	455,794
Bank Mandiri Persero Tbk PT	1,368,600	691,986
Bank of America Corp.	189,366	5,499,189
Bank of China Ltd., H Shares	1,055,000	547,773
Bank of Communications Co. Ltd., H Shares	993,000	784,985
Bank of Hawaii Corp.	8,789	746,450
Bank of Kyoto Ltd. (The)	29,300	1,528,021
Bank of the Ozarks, Inc.	5,853	278,252
Bank Rakyat Indonesia Persero Tbk PT	2,641,900	583,943
BankUnited, Inc.	7,434	313,492
Barclays plc	819,164	2,151,040
BB&T Corp.	63,080	3,311,700
Boston Private Financial Holdings, Inc.	6,242	106,114
CaixaBank SA	46,170	196,274
Capitec Bank Holdings Ltd.	5,986	410,812
Cathay General Bancorp	1,569	66,196
Central Pacific Financial Corp.	1,826	53,757
Chiba Bank Ltd. (The)	60,000	460,268
China Construction Bank Corp., H Shares	823,000	828,948
CIMB Group Holdings Bhd	200,558	294,273
Citigroup, Inc.	1,510	100,702
Comerica, Inc.	2,797	263,729
Commerce Bancshares, Inc.	11,439	738,731
Commercial International Bank Egypt S.A.E.	30,066	141,559
Commercial International Bank Egypt S.A.E. GDR	31,604	148,032
Commerzbank AG(1)	157,716	1,613,269
Credicorp Ltd.	2,158	477,824
DGB Financial Group, Inc.	23,949	229,260
Erste Group Bank AG(1)	24,310	1,006,523
FCB Financial Holdings, Inc., Class A(1)	3,401	207,291
Fifth Third Bancorp	1,172	35,840
FinecoBank Banca Fineco SpA	4,290	42,834
First Hawaiian, Inc.	7,045	206,278
FNB Corp.	18,633	246,887
Grupo Financiero Banorte SAB de CV	94,720	501,794
Hachijuni Bank Ltd. (The)	53,200	235,351
Hana Financial Group, Inc.	46,057	1,772,437
HDFC Bank Ltd.	46,343	1,520,517
Home BancShares, Inc.	11,376	261,875

	Shares/ Principal Amount	Value
Industrial & Commercial Bank of China Ltd., H Shares	1,295,105	$1,065,451
Industrial Bank of Korea	26,323	379,966
Itau Unibanco Holding SA, Preference Shares	19,900	229,344
Itau Unibanco Holding SA ADR	40,262	465,026
JPMorgan Chase & Co.	52,536	5,621,877
Kasikornbank PCL NVDR	29,200	174,495
KBC Group NV	11,360	879,250
Kyushu Financial Group, Inc.	205,100	979,016
LegacyTexas Financial Group, Inc.	5,006	210,202
M&T Bank Corp.	11,358	1,954,485
Moneta Money Bank AS	106,621	372,423
OTP Bank Nyrt	13,121	469,350
PNC Financial Services Group, Inc. (The)	9,850	1,412,588
Popular, Inc.	1,289	58,314
San-In Godo Bank Ltd. (The)	35,100	322,856
Sberbank of Russia PJSC ADR (London)	33,505	480,391
Shiga Bank Ltd. (The)	58,000	304,706
Standard Chartered plc	59,640	598,435
SunTrust Banks, Inc.	33,981	2,294,057
SVB Financial Group(1)	1,461	456,022
Swedbank AB, A Shares	22,150	460,685
Texas Capital Bancshares, Inc.(1)	926	89,220
Turkiye Halk Bankasi AS	384,032	650,989
Turkiye Vakiflar Bankasi TAO, D Shares	491,224	593,033
U.S. Bancorp	85,745	4,286,392
UMB Financial Corp.	9,269	714,176
UniCredit SpA	29,682	495,928
Valley National Bancorp	27,965	355,435
Wells Fargo & Co.	70,117	3,785,617
Westamerica Bancorporation	10,706	612,704
Wintrust Financial Corp.	1,071	98,650
Zions Bancorporation	10,891	596,936
		60,635,186
Beverages — 1.2%
Ambev SA ADR	88,771	466,935
Brown-Forman Corp., Class B	6,594	372,957
China Resources Beer Holdings Co. Ltd.	202,000	980,122
Coca-Cola Bottlers Japan Holdings, Inc.	13,900	582,244
Coca-Cola Co. (The)	751	32,293
Coca-Cola HBC AG	21,280	727,152
Constellation Brands, Inc., Class A	8,329	1,858,033
Diageo plc	37,650	1,382,937
Fevertree Drinks plc	4,390	175,327
Heineken NV	7,678	769,763
MGP Ingredients, Inc.	634	56,141
Molson Coors Brewing Co., Class B	25,401	1,565,972
Monster Beverage Corp.(1)	11,359	581,126
PepsiCo, Inc.	23,270	2,332,817
Treasury Wine Estates Ltd.	124,910	1,561,290
		13,445,109

	Shares/ Principal Amount	Value
Biotechnology — 1.5%
AbbVie, Inc.	25,860	$2,558,588
Acceleron Pharma, Inc.(1)	584	20,755
Adamas Pharmaceuticals, Inc.(1)	922	26,406
Aimmune Therapeutics, Inc.(1)	1,570	51,951
Alder Biopharmaceuticals, Inc.(1)	1,458	25,442
Alexion Pharmaceuticals, Inc.(1)	9,341	1,084,770
Amgen, Inc.	16,271	2,922,597
Amicus Therapeutics, Inc.(1)	4,081	68,969
AnaptysBio, Inc.(1)	289	22,484
Arena Pharmaceuticals, Inc.(1)	1,397	63,871
Array BioPharma, Inc.(1)	21,287	348,042
Biogen, Inc.(1)	10,856	3,191,230
BioMarin Pharmaceutical, Inc.(1)	5,167	466,787
Bluebird Bio, Inc.(1)	240	42,972
Blueprint Medicines Corp.(1)	563	47,337
Celgene Corp.(1)	15,261	1,200,736
Clovis Oncology, Inc.(1)	874	41,043
CSL Ltd.	12,760	1,787,194
Esperion Therapeutics, Inc.(1)	388	14,934
Exact Sciences Corp.(1)	1,562	93,001
Exelixis, Inc.(1)	11,505	238,499
FibroGen, Inc.(1)	1,036	55,840
Flexion Therapeutics, Inc.(1)	1,656	44,894
Galapagos NV(1)	1,807	183,061
Global Blood Therapeutics, Inc.(1)	564	27,157
Immunomedics, Inc.(1)	9,048	199,599
Loxo Oncology, Inc.(1)	292	51,780
Medy-Tox, Inc.	467	325,071
Neurocrine Biosciences, Inc.(1)	5,488	528,275
PeptiDream, Inc.(1)	2,500	108,062
Portola Pharmaceuticals, Inc.(1)	860	34,529
Puma Biotechnology, Inc.(1)	487	25,787
Regeneron Pharmaceuticals, Inc.(1)	596	178,991
Sage Therapeutics, Inc.(1)	565	86,270
Sarepta Therapeutics, Inc.(1)	797	74,798
Seegene, Inc.(1)	9,957	290,919
Spark Therapeutics, Inc.(1)	410	32,714
Ultragenyx Pharmaceutical, Inc.(1)	493	36,088
Vertex Pharmaceuticals, Inc.(1)	5,528	851,312
		17,452,755
Building Products — 0.5%
Allegion plc	7,086	541,583
Apogee Enterprises, Inc.	2,336	101,966
CSW Industrials, Inc.(1)	5,139	249,756
Daikin Industries Ltd.	6,000	690,540
Fortune Brands Home & Security, Inc.	7,411	416,276
Gibraltar Industries, Inc.(1)	2,591	102,733
Johnson Controls International plc	90,461	3,035,871
Lennox International, Inc.	2,190	445,249

	Shares/ Principal Amount	Value
Masonite International Corp.(1)	774	$51,161
Owens Corning	6,701	423,637
Sanwa Holdings Corp.	7,500	81,686
		6,140,458
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	4,645	739,763
Ameriprise Financial, Inc.	11,421	1,583,293
Ares Management LP	9,201	203,802
AURELIUS Equity Opportunities SE & Co. KGaA	1,930	128,708
Bank of New York Mellon Corp. (The)	36,640	2,006,040
BGC Partners, Inc., Class A	13,645	156,372
Brookfield Asset Management, Inc., Class A	5,034	200,762
Burford Capital Ltd.	15,675	331,768
Cboe Global Markets, Inc.	7,367	718,724
Charles Schwab Corp. (The)	14,320	796,478
Credit Suisse Group AG(1)	46,800	710,945
Deutsche Boerse AG	7,170	959,374
Donnelley Financial Solutions, Inc.(1)	7,239	111,191
Euronext NV	2,220	142,079
Evercore, Inc., Class A	11,405	1,190,682
FactSet Research Systems, Inc.	578	116,184
GAM Holding AG	12,726	190,637
Greenhill & Co., Inc.	1,845	48,616
Hamilton Lane, Inc., Class A	2,464	115,217
Houlihan Lokey, Inc.	1,559	76,219
Intermediate Capital Group plc	12,440	189,155
Invesco Ltd.	105,621	2,885,566
Julius Baer Group Ltd.(1)	13,220	769,259
London Stock Exchange Group plc	24,720	1,471,554
MSCI, Inc.	2,874	467,226
Nasdaq, Inc.	4,363	400,785
Northern Trust Corp.	13,253	1,358,698
Partners Group Holding AG	100	72,073
S&P Global, Inc.	7,808	1,542,080
Sanne Group plc	12,425	105,389
SEI Investments Co.	14,501	924,874
T. Rowe Price Group, Inc.	665	80,744
		20,794,257
Chemicals — 1.0%
Air Products & Chemicals, Inc.	6,724	1,085,321
Arkema SA	1,830	224,283
Chr Hansen Holding A/S	9,860	948,005
DowDuPont, Inc.	14,210	911,003
Eastman Chemical Co.	13,337	1,391,182
Ferro Corp.(1)	3,935	80,510
FMC Corp.	5,364	467,151
Frutarom Industries Ltd.	920	89,839
Huntsman Corp.	14,776	472,389
Ingevity Corp.(1)	1,538	117,103
Innophos Holdings, Inc.	3,865	183,703

	Shares/ Principal Amount	Value
KMG Chemicals, Inc.	1,621	$108,364
Kraton Corp.(1)	956	46,385
LyondellBasell Industries NV, Class A	8,997	1,008,744
Mexichem SAB de CV	196,255	553,400
Minerals Technologies, Inc.	2,993	218,489
Monsanto Co.	3,205	408,509
PolyOne Corp.	1,154	48,376
Praxair, Inc.	591	92,350
Scotts Miracle-Gro Co. (The)	29	2,469
Stepan Co.	145	10,541
Symrise AG	9,110	740,258
Tokai Carbon Co. Ltd.	15,400	314,145
Umicore SA	21,350	1,203,992
Valvoline, Inc.	15,408	314,939
Wacker Chemie AG	889	144,532
WR Grace & Co.	10,034	718,334
		11,904,316
Commercial Services and Supplies — 0.1%
Advanced Disposal Services, Inc.(1)	4,613	107,852
Brink's Co. (The)	3,311	262,397
Ceco Environmental Corp.	6,559	37,452
Deluxe Corp.	1,281	85,238
Healthcare Services Group, Inc.	2,445	88,387
InnerWorkings, Inc.(1)	13,812	121,408
LSC Communications, Inc.	2,035	25,763
McGrath RentCorp	917	59,678
MSA Safety, Inc.	3,958	368,094
Multi-Color Corp.	593	41,154
Pitney Bowes, Inc.	9,548	84,977
Republic Services, Inc.	5,517	372,011
		1,654,411
Communications Equipment — 0.7%
Cisco Systems, Inc.	104,139	4,447,777
F5 Networks, Inc.(1)	503	87,074
Lumentum Holdings, Inc.(1)	395	23,206
Palo Alto Networks, Inc.(1)	14,081	2,930,115
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	85,000	346,742
		7,834,914
Construction and Engineering — 0.3%
Dycom Industries, Inc.(1)	2,733	254,606
Granite Construction, Inc.	1,600	90,992
Hazama Ando Corp.	146,000	1,272,163
Jacobs Engineering Group, Inc.	9,717	629,661
Larsen & Toubro Ltd.	22,822	462,609
Penta-Ocean Construction Co. Ltd.	11,400	73,973
SHO-BOND Holdings Co. Ltd.	1,600	107,106
Valmont Industries, Inc.	287	41,945
		2,933,055

	Shares/ Principal Amount	Value
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	104,500	$639,195
Buzzi Unicem SpA	29,078	376,931
China Resources Cement Holdings Ltd.	130,000	152,062
CRH plc	30,090	1,111,726
HeidelbergCement AG	10,950	970,607
Summit Materials, Inc., Class A(1)	4,601	130,760
Taiwan Cement Corp.	156,000	226,309
Vulcan Materials Co.	5,740	733,228
		4,340,818
Consumer Finance — 0.5%
American Express Co.	23,475	2,307,592
Bharat Financial Inclusion Ltd.(1)	38,188	658,845
Discover Financial Services	10,196	753,077
Green Dot Corp., Class A(1)	1,210	86,237
Srisawad Corp. PCL	6,507	7,145
Synchrony Financial	41,505	1,437,318
		5,250,214
Containers and Packaging — 0.5%
Ball Corp.	14,051	519,184
Bemis Co., Inc.	15,835	669,821
Graphic Packaging Holding Co.	81,399	1,178,658
Packaging Corp. of America	5,558	653,065
Sealed Air Corp.	8,630	375,923
Silgan Holdings, Inc.	11,586	315,371
Sonoco Products Co.	14,088	720,319
WestRock Co.	28,990	1,706,931
		6,139,272
Distributors — 0.1%
Genuine Parts Co.	6,538	593,585
LKQ Corp.(1)	24,303	772,106
Pool Corp.	408	58,312
		1,424,003
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	639	64,667
Cambium Learning Group, Inc.(1)	650	6,506
Chegg, Inc.(1)	3,168	88,609
Graham Holdings Co., Class B	121	70,283
Grand Canyon Education, Inc.(1)	4,032	447,955
H&R Block, Inc.	40,723	1,117,846
New Oriental Education & Technology Group, Inc. ADR	5,738	570,759
TAL Education Group ADR(1)	29,467	1,251,169
		3,617,794
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	6,682	1,279,803
Chailease Holding Co. Ltd.	150,000	533,249
Compass Diversified Holdings	21,632	355,846
		2,168,898
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	9,960	321,907

	Shares/ Principal Amount	Value
BT Group plc	219,923	$599,089
Cellnex Telecom SA	30,686	782,027
Masmovil Ibercom SA(1)	656	90,275
Telekomunikasi Indonesia Persero Tbk PT	771,100	192,745
Verizon Communications, Inc.	56,364	2,686,872
Vonage Holdings Corp.(1)	2,118	24,251
		4,697,166
Electric Utilities — 0.5%
Edison International	19,937	1,239,284
Eversource Energy	18,108	1,033,605
Pinnacle West Capital Corp.	5,883	468,346
Portland General Electric Co.	14,044	599,117
ROSSETI PJSC	62,830,177	800,468
Xcel Energy, Inc.	43,991	2,002,470
		6,143,290
Electrical Equipment — 0.5%
AMETEK, Inc.	9,052	661,067
AZZ, Inc.	2,702	116,861
Eaton Corp. plc	19,179	1,468,728
Emerson Electric Co.	10,845	768,260
Hubbell, Inc.	11,429	1,230,789
Rockwell Automation, Inc.	3,636	637,791
Signify NV	41,944	1,200,278
		6,083,774
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	16,300	217,181
Avnet, Inc.	4,790	182,595
Belden, Inc.	3,967	219,216
CDW Corp.	19,000	1,520,950
Chroma ATE, Inc.	38,000	188,657
Dolby Laboratories, Inc., Class A	13,035	818,598
Hexagon AB, B Shares	15,240	859,098
Jabil, Inc.	3,449	97,538
Keyence Corp.	1,700	1,039,187
Keysight Technologies, Inc.(1)	11,786	692,310
Maruwa Co. Ltd.	1,700	135,095
National Instruments Corp.	11,040	459,485
OSI Systems, Inc.(1)	1,621	111,168
Sunny Optical Technology Group Co. Ltd.	19,600	394,704
SYNNEX Corp.	558	59,605
Taiyo Yuden Co. Ltd.	4,400	98,861
TE Connectivity Ltd.	12,648	1,177,276
Tech Data Corp.(1)	1,450	125,874
Trimble, Inc.(1)	2,651	87,642
TTM Technologies, Inc.(1)	2,393	43,146
Venture Corp. Ltd.	1,800	28,184
VeriFone Systems, Inc.(1)	7,117	161,841
		8,718,211
Energy Equipment and Services — 0.9%
Baker Hughes a GE Co.	53,506	1,850,773

	Shares/ Principal Amount	Value
Basic Energy Services, Inc.(1)	1,064	$14,055
Borr Drilling Ltd.(1)	28,041	143,596
Dril-Quip, Inc.(1)	2,209	106,143
FTS International, Inc.(1)	751	14,224
Halliburton Co.	53,428	2,657,509
Helix Energy Solutions Group, Inc.(1)	1,564	11,886
Keane Group, Inc.(1)	782	11,456
Liberty Oilfield Services, Inc., Class A(1)	763	16,221
National Oilwell Varco, Inc.	18,774	777,619
Petroleum Geo-Services ASA(1)	37,601	180,246
Schlumberger Ltd.	43,550	2,990,579
Tecnicas Reunidas SA	47,415	1,407,305
Trican Well Service Ltd.(1)	51,760	127,743
		10,309,355
Equity Real Estate Investment Trusts (REITs) — 2.5%
Agree Realty Corp.	3,640	192,702
Alexandria Real Estate Equities, Inc.	7,056	881,435
Allied Properties Real Estate Investment Trust	8,440	276,712
American Tower Corp.	2,935	406,116
Armada Hoffler Properties, Inc.	1,737	25,013
Camden Property Trust	3,491	307,208
CapitaLand Commercial Trust	115,500	147,114
CareTrust REIT, Inc.	5,674	93,564
Charter Hall Group	79,979	384,128
Community Healthcare Trust, Inc.	2,635	72,989
CubeSmart	3,147	95,983
CyrusOne, Inc.	11,774	652,044
Derwent London plc	3,108	124,336
Duke Realty Corp.	25,210	708,905
Empire State Realty Trust, Inc., Class A	11,705	198,517
EPR Properties	643	39,474
Equity Residential	10,735	686,933
Essex Property Trust, Inc.	2,019	482,602
Extra Space Storage, Inc.	4,743	456,514
Fibra Uno Administracion SA de CV	90,513	124,665
First Industrial Realty Trust, Inc.	3,255	107,187
Gaming and Leisure Properties, Inc.	3,877	136,083
Gecina SA	3,490	603,054
GLP J-Reit	314	350,522
Goodman Group	83,067	585,892
HCP, Inc.	18,580	445,363
Host Hotels & Resorts, Inc.	33,887	732,976
Hudson Pacific Properties, Inc.	10,874	384,940
Inmobiliaria Colonial Socimi SA	19,549	208,303
Invesco Office J-Reit, Inc.	1,331	180,589
Invitation Homes, Inc.	14,170	311,882
Japan Hotel REIT Investment Corp.	673	500,928
Kite Realty Group Trust	11,005	172,668
Lexington Realty Trust	5,773	49,821
Link REIT	48,500	428,688

	Shares/ Principal Amount	Value
MedEquities Realty Trust, Inc.	9,007	$94,393
Medical Properties Trust, Inc.	5,775	78,367
MGM Growth Properties LLC, Class A	16,482	489,186
Orix JREIT, Inc.	210	331,666
Park Hotels & Resorts, Inc.	52,800	1,701,216
Piedmont Office Realty Trust, Inc., Class A	24,506	471,005
PotlatchDeltic Corp.	27,557	1,391,628
Prologis, Inc.	14,251	917,052
PS Business Parks, Inc.	882	108,098
Rayonier, Inc.	13,267	515,688
Regency Centers Corp.	3,360	195,149
Retail Properties of America, Inc., Class A	9,236	113,233
RLJ Lodging Trust	1,707	39,944
Sabra Health Care REIT, Inc.	25,289	524,241
Safestore Holdings plc	43,507	324,039
SBA Communications Corp.(1)	19,474	3,078,255
Scentre Group	35,430	111,747
Segro plc	100,935	878,502
Senior Housing Properties Trust	3,606	63,682
Simon Property Group, Inc.	2,726	436,760
STORE Capital Corp.	14,578	390,690
Summit Hotel Properties, Inc.	2,677	40,931
Sun Communities, Inc.	6,531	631,417
UDR, Inc.	10,799	393,839
UNITE Group plc (The)	53,499	604,185
Urstadt Biddle Properties, Inc., Class A	1,333	29,126
Weingarten Realty Investors	6,546	191,929
Weyerhaeuser Co.	85,119	3,177,492
WP Carey, Inc.	2,249	151,155
		29,030,465
Food and Staples Retailing — 0.8%
BIM Birlesik Magazalar AS	15,820	241,889
Cosmos Pharmaceutical Corp.	600	128,992
Costco Wholesale Corp.	1,774	351,678
CP ALL PCL	418,400	1,055,416
Future Retail Ltd.(1)	38,082	331,475
Jeronimo Martins SGPS SA	23,370	366,906
President Chain Store Corp.	32,000	327,607
Sysco Corp.	27,743	1,804,127
Tesco plc	171,130	559,046
US Foods Holding Corp.(1)	16,684	595,285
Walgreens Boots Alliance, Inc.	27,238	1,699,379
Walmart, Inc.	21,105	1,742,007
X5 Retail Group NV GDR	8,124	230,738
		9,434,545
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	15,490	115,640
Associated British Foods plc	16,430	578,552
Conagra Brands, Inc.	85,187	3,157,030
Danone SA	17,500	1,335,284

	Shares/ Principal Amount	Value
General Mills, Inc.	13,208	$558,566
Hain Celestial Group, Inc. (The)(1)	2,716	69,312
Health and Happiness H&H International Holdings Ltd.(1)	16,500	129,565
Hershey Co. (The)	4,926	443,537
Hostess Brands, Inc.(1)	4,938	67,305
J.M. Smucker Co. (The)	3,709	398,718
John B Sanfilippo & Son, Inc.	623	42,252
Kellogg Co.	21,957	1,413,811
Kerry Group plc, A Shares	5,590	590,664
Mondelez International, Inc., Class A	75,667	2,971,443
Orkla ASA	75,280	679,579
Premium Brands Holdings Corp.	2,220	198,680
Sanderson Farms, Inc.	1,394	136,445
TreeHouse Foods, Inc.(1)	3,558	170,464
		13,056,847
Gas Utilities — 0.1%
Atmos Energy Corp.	3,718	331,683
China Gas Holdings Ltd.	144,000	595,497
Rubis SCA	2,249	158,410
Spire, Inc.	6,027	429,424
		1,515,014
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	22,940	1,411,498
ABIOMED, Inc.(1)	1,055	402,103
Align Technology, Inc.(1)	2,822	936,763
Atrion Corp.	21	12,390
Boston Scientific Corp.(1)	31,084	944,643
Cooper Cos., Inc. (The)	2,774	627,784
Edwards Lifesciences Corp.(1)	24,102	3,309,446
Elekta AB, B Shares	7,071	86,211
Hill-Rom Holdings, Inc.	6,975	641,700
IDEXX Laboratories, Inc.(1)	1,798	374,361
Insulet Corp.(1)	1,706	160,006
Intuitive Surgical, Inc.(1)	6,951	3,195,166
LivaNova plc(1)	1,609	151,326
Masimo Corp.(1)	1,744	172,743
Medtronic plc	37,357	3,224,656
Merit Medical Systems, Inc.(1)	2,559	131,277
Nevro Corp.(1)	1,192	93,798
Nihon Kohden Corp.	2,000	55,408
Orthofix International NV(1)	320	17,488
Penumbra, Inc.(1)	2,460	395,814
Siemens Healthineers AG(1)	13,499	536,624
STERIS plc	5,210	541,006
Sysmex Corp.	10,800	968,288
Teleflex, Inc.	2,346	626,757
Varian Medical Systems, Inc.(1)	4,477	527,704
Zimmer Biomet Holdings, Inc.	36,163	4,032,536
		23,577,496

	Shares/ Principal Amount	Value
Health Care Providers and Services — 1.7%
Alfresa Holdings Corp.	35,100	$883,380
Amedisys, Inc.(1)	9,788	747,314
Cardinal Health, Inc.	13,963	727,333
Cigna Corp.	4,328	733,033
Ensign Group, Inc. (The)	2,130	77,979
Envision Healthcare Corp.(1)	1,459	62,562
Express Scripts Holding Co.(1)	13,713	1,039,583
HCA Healthcare, Inc.	9,402	969,722
HealthEquity, Inc.(1)	1,078	80,106
Henry Schein, Inc.(1)	18,617	1,288,296
LifePoint Health, Inc.(1)	15,819	836,034
McKesson Corp.	10,742	1,524,719
NMC Health plc	15,556	728,972
Premier, Inc., Class A(1)	1,083	35,327
Quest Diagnostics, Inc.	12,595	1,341,745
Suzuken Co. Ltd.	29,300	1,310,687
Tivity Health, Inc.(1)	7,657	268,378
Toho Holdings Co. Ltd.	52,700	1,291,351
UnitedHealth Group, Inc.	15,584	3,763,692
WellCare Health Plans, Inc.(1)	10,764	2,386,056
		20,096,269
Health Care Technology — 0.2%
Cerner Corp.(1)	26,160	1,561,229
Cotiviti Holdings, Inc.(1)	5,100	173,961
HealthStream, Inc.	214	5,960
Teladoc, Inc.(1)	2,664	135,597
Vocera Communications, Inc.(1)	4,440	119,969
		1,996,716
Hotels, Restaurants and Leisure — 1.5%
Accor SA	12,410	682,355
Carnival Corp.	4,075	253,791
Carnival plc	12,670	810,637
China Lodging Group Ltd. ADR	27,276	1,200,417
Chipotle Mexican Grill, Inc.(1)	1,027	441,795
Churchill Downs, Inc.	513	153,592
Compass Group plc	37,875	814,486
Corporate Travel Management Ltd.	10,540	195,644
Darden Restaurants, Inc.	11,447	1,000,582
Domino's Pizza, Inc.	1,376	346,037
GreenTree Hospitality Group Ltd. ADR(1)	1,404	26,283
Hilton Grand Vacations, Inc.(1)	18,591	739,178
Hilton Worldwide Holdings, Inc.	9,072	732,201
Las Vegas Sands Corp.	33,020	2,661,742
Marriott International, Inc., Class A	13,115	1,775,246
McDonald's Corp.	232	37,122
Melco International Development Ltd.	78,000	281,370
MGM Resorts International	9,058	284,874
Minor International PCL	269,100	272,744
NH Hotel Group SA	24,536	184,224
Planet Fitness, Inc., Class A(1)	3,726	147,661

	Shares/ Principal Amount	Value
Red Robin Gourmet Burgers, Inc.(1)	1,859	$93,601
Red Rock Resorts, Inc., Class A	2,669	91,920
Round One Corp.	9,900	173,968
Royal Caribbean Cruises Ltd.	14,296	1,500,794
Ruth's Hospitality Group, Inc.	138	3,664
Texas Roadhouse, Inc.	1,648	102,127
TKP Corp.(1)	2,800	137,976
Vail Resorts, Inc.	8,855	2,132,195
Wynn Macau Ltd.	72,800	277,410
Yum! Brands, Inc.	4,882	397,053
		17,952,689
Household Durables — 0.5%
Bellway plc	3,780	165,007
Cairn Homes plc(1)	86,045	180,473
Cavco Industries, Inc.(1)	531	110,236
Garmin Ltd.	2,645	158,938
Haier Electronics Group Co. Ltd.	107,000	384,078
Haseko Corp.	87,900	1,330,862
Helen of Troy Ltd.(1)	1,711	153,648
Iida Group Holdings Co. Ltd.	64,400	1,226,832
Installed Building Products, Inc.(1)	838	50,825
Mohawk Industries, Inc.(1)	2,680	546,827
Neinor Homes SA(1)	6,275	119,047
PlayAGS, Inc.(1)	4,571	115,738
Pressance Corp.	11,300	182,028
PulteGroup, Inc.	22,255	673,214
Toll Brothers, Inc.	20,256	799,909
TopBuild Corp.(1)	1,406	118,034
William Lyon Homes, Class A(1)	566	13,499
		6,329,195
Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	2,133	81,075
Church & Dwight Co., Inc.	13,509	634,248
Energizer Holdings, Inc.	735	44,644
Kimberly-Clark Corp.	20,482	2,065,610
Procter & Gamble Co. (The)	42,555	3,113,749
Spectrum Brands Holdings, Inc.	2,674	213,091
		6,152,417
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc.	12,691	434,413
Industrial Conglomerates — 0.4%
3M Co.	701	138,258
General Electric Co.	43,810	616,845
Honeywell International, Inc.	16,110	2,382,830
Rheinmetall AG	996	127,125
Siemens AG	6,790	885,625
		4,150,683
Insurance — 1.6%
Aegon NV	246,869	1,533,185
Aflac, Inc.	30,224	1,361,893

	Shares/ Principal Amount	Value
AIA Group Ltd.	200,800	$1,832,289
Allstate Corp. (The)	6,565	613,696
AMERISAFE, Inc.	2,524	150,557
Arthur J. Gallagher & Co.	6,825	452,361
Aspen Insurance Holdings Ltd.	2,651	115,053
Assurant, Inc.	4,254	397,111
Aviva plc	89,858	610,289
Beazley plc	18,959	150,727
Brown & Brown, Inc.	12,523	347,889
Chubb Ltd.	22,582	2,951,242
Discovery Ltd.	24,926	301,989
First American Financial Corp.	7,179	373,882
Goosehead Insurance, Inc., Class A(1)	2,691	43,460
Hanover Insurance Group, Inc. (The)	938	113,723
Hartford Financial Services Group, Inc. (The)	26,790	1,401,921
Infinity Property & Casualty Corp.	1,473	213,143
James River Group Holdings Ltd.	4,427	167,916
Japan Post Holdings Co. Ltd.	70,300	804,318
Kinsale Capital Group, Inc.	2,553	135,207
MetLife, Inc.	4,800	220,752
NN Group NV	38,751	1,662,493
Ping An Insurance Group Co. of China Ltd., H Shares	59,500	578,978
ProAssurance Corp.	5,384	206,746
Reinsurance Group of America, Inc.	3,417	510,636
RenaissanceRe Holdings Ltd.	1,859	228,229
RLI Corp.	1,142	75,007
Topdanmark A/S	3,821	171,507
Torchmark Corp.	5,590	474,200
Travelers Cos., Inc. (The)	1,334	171,446
Trupanion, Inc.(1)	3,591	114,086
Validus Holdings Ltd.	1,078	73,045
		18,558,976
Internet and Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	7,721	12,582,296
ASOS plc(1)	11,616	1,022,832
Expedia Group, Inc.	5,149	623,184
GS Home Shopping, Inc.	4,162	652,327
Kogan.com Ltd.	6,546	44,751
Netflix, Inc.(1)	2,680	942,288
Nutrisystem, Inc.	1,997	74,488
PetMed Express, Inc.	1,518	54,602
Shutterfly, Inc.(1)	2,372	223,300
Start Today Co. Ltd.	40,000	1,384,215
Wayfair, Inc., Class A(1)	1,669	154,132
Zalando SE(1)	14,913	794,747
		18,553,162
Internet Software and Services — 3.2%
2U, Inc.(1)	2,261	214,343
Alibaba Group Holding Ltd. ADR(1)	15,550	3,079,056
Alphabet, Inc., Class A(1)	13,200	14,520,000

	Shares/ Principal Amount	Value
Care.com, Inc.(1)	433	$8,980
eBay, Inc.(1)	6,438	242,841
Etsy, Inc.(1)	2,883	93,236
Facebook, Inc., Class A(1)	54,331	10,419,599
Five9, Inc.(1)	4,340	151,423
GrubHub, Inc.(1)	1,005	107,746
Just Eat plc(1)	35,767	400,837
LogMeIn, Inc.	10,294	1,110,723
Match Group, Inc.(1)	5,071	208,672
Mimecast Ltd.(1)	2,584	115,169
NEXTDC Ltd.(1)	32,450	182,795
Nutanix, Inc., Class A(1)	1,936	103,479
Q2 Holdings, Inc.(1)	885	50,578
Scout24 AG	3,500	179,392
SPS Commerce, Inc.(1)	1,533	114,101
Stamps.com, Inc.(1)	1,292	324,034
Tencent Holdings Ltd.	71,800	3,619,269
Twitter, Inc.(1)	7,977	276,802
VeriSign, Inc.(1)	2,441	318,404
Weibo Corp. ADR(1)	1,882	191,795
Yandex NV, A Shares(1)	33,529	1,123,892
		37,157,166
IT Services — 1.8%
Accenture plc, Class A	632	98,428
Amadeus IT Group SA	12,050	954,946
Booz Allen Hamilton Holding Corp.	14,854	669,767
CSG Systems International, Inc.	4,020	166,348
DXC Technology Co.	18,029	1,660,651
EPAM Systems, Inc.(1)	1,037	127,738
EVERTEC, Inc.	8,961	195,350
Evo Payments, Inc., Class A(1)	1,988	42,702
Fiserv, Inc.(1)	9,922	720,337
FleetCor Technologies, Inc.(1)	4,923	981,400
GDS Holdings Ltd. ADR(1)	3,916	148,064
GreenSky, Inc., Class A(1)	3,240	86,735
International Business Machines Corp.	16,817	2,376,410
InterXion Holding NV(1)	28,932	1,847,598
Keywords Studios plc	8,050	182,364
Leidos Holdings, Inc.	7,156	429,789
MasterCard, Inc., Class A	499	94,870
My EG Services Bhd	418,500	93,194
Pagseguro Digital Ltd., Class A(1)	12,234	407,025
PayPal Holdings, Inc.(1)	19,718	1,618,256
Presidio, Inc.(1)	7,063	94,503
Science Applications International Corp.	1,144	101,187
Solutions 30 SE(1)	3,148	148,188
Syntel, Inc.(1)	1,058	33,327
Teradata Corp.(1)	6,359	253,533
Total System Services, Inc.	15,605	1,329,390
Unisys Corp.(1)	3,226	38,873

	Shares/ Principal Amount	Value
Visa, Inc., Class A	31,169	$4,074,412
Wirecard AG	4,190	647,907
Worldline SA(1)	1,740	100,413
Worldpay, Inc., Class A(1)	17,597	1,398,434
		21,122,139
Leisure Products — 0.1%
BRP, Inc.	5,451	253,926
Malibu Boats, Inc., Class A(1)	3,532	151,452
MCBC Holdings, Inc.(1)	553	16,308
Trigano SA	670	134,149
		555,835
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	15,110	935,611
Bio-Techne Corp.	3,515	528,375
ICON plc(1)	1,105	142,523
Illumina, Inc.(1)	5,891	1,604,944
Lonza Group AG(1)	6,230	1,672,113
Mettler-Toledo International, Inc.(1)	552	304,008
PRA Health Sciences, Inc.(1)	1,482	125,822
		5,313,396
Machinery — 1.6%
Actuant Corp., Class A	5,107	119,248
Airtac International Group	16,742	286,470
Ashok Leyland Ltd.	160,301	350,426
Biesse SpA	2,260	100,383
Caterpillar, Inc.	14,788	2,246,445
Chart Industries, Inc.(1)	1,433	92,328
Cummins, Inc.	9,043	1,287,633
Daifuku Co. Ltd.	2,000	103,133
Danieli & C Officine Meccaniche SpA	15,946	269,156
Doosan Infracore Co. Ltd.(1)	60,409	581,592
EnPro Industries, Inc.	2,803	206,469
Evoqua Water Technologies Corp.(1)	16,888	325,770
Georg Fischer AG	150	193,620
Global Brass & Copper Holdings, Inc.	5,135	161,239
Graham Corp.	1,835	46,811
Hitachi Construction Machinery Co. Ltd.	3,000	109,972
Hyster-Yale Materials Handling, Inc.	75	5,002
Hyundai Heavy Industries Co. Ltd.(1)	2,341	247,667
Hyundai Mipo Dockyard Co. Ltd.(1)	10,904	943,992
IMA Industria Macchine Automatiche SpA	1,230	119,560
IMI plc	33,628	518,743
Ingersoll-Rand plc	28,469	2,492,176
ITT, Inc.	1,855	95,755
John Bean Technologies Corp.	5,868	518,144
Jungheinrich AG Preference Shares	3,030	118,492
Kadant, Inc.	1,141	111,305
Kennametal, Inc.	2,631	97,952
Komatsu Ltd.	27,200	889,780
Lydall, Inc.(1)	72	3,017

	Shares/ Principal Amount	Value
Oshkosh Corp.	8,577	$623,977
Outotec Oyj(1)	1,322	12,359
PACCAR, Inc.	14,088	876,696
Parker-Hannifin Corp.	5,409	924,398
REV Group, Inc.	5,995	101,675
THK Co. Ltd.	6,000	211,935
Toro Co. (The)	19,994	1,159,652
Tsubaki Nakashima Co. Ltd.	5,700	141,773
WABCO Holdings, Inc.(1)	8,307	1,004,566
Weir Group plc (The)	41,650	1,213,568
		18,912,879
Marine — 0.1%
D/S Norden A/S(1)	44,907	839,887
Sinotrans Shipping Ltd.	2,110,000	576,415
		1,416,302
Media — 0.6%
Comcast Corp., Class A	2,388	74,458
CyberAgent, Inc.	13,300	691,738
DISH Network Corp., Class A(1)	557	16,459
Entertainment One Ltd.	68,104	271,276
Entravision Communications Corp., Class A	33,758	135,032
Liberty Media Corp-Liberty Formula One, Class C(1)	6,868	216,891
Naspers Ltd., N Shares	3,870	920,937
Nippon Television Holdings, Inc.	111,300	1,872,351
Sirius XM Holdings, Inc.	45,069	319,990
Time Warner, Inc.	14,332	1,349,501
Townsquare Media, Inc., Class A	1,704	10,616
tronc, Inc.(1)	1,082	17,355
TV Asahi Holdings Corp.	46,900	1,002,033
Vivendi SA	24,840	624,965
Walt Disney Co. (The)	85	8,455
		7,532,057
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	3,540	202,911
First Quantum Minerals Ltd.	47,120	739,543
KAZ Minerals plc(1)	9,490	127,840
Kirkland Lake Gold Ltd.	11,080	203,723
MMG Ltd.(1)	300,000	217,513
OSAKA Titanium Technologies Co. Ltd.	2,900	50,285
Sandfire Resources NL	20,200	132,208
Trevali Mining Corp.(1)	88,090	72,016
Vale SA ADR	23,195	315,452
		2,061,491
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	2,887	52,803
Starwood Property Trust, Inc.	10,164	220,660
Two Harbors Investment Corp.	2,412	37,507
		310,970
Multi-Utilities — 0.1%
Ameren Corp.	5,792	342,828

	Shares/ Principal Amount	Value
NorthWestern Corp.	12,637	$688,464
		1,031,292
Multiline Retail — 1.0%
B&M European Value Retail SA	173,121	925,929
Debenhams plc	1,555,667	444,756
Dollar Tree, Inc.(1)	28,233	2,331,764
Dollarama, Inc.	3,440	397,035
Don Quijote Holdings Co. Ltd.	13,200	700,550
Kohl's Corp.	20,513	1,369,243
Lojas Renner SA	59,700	473,555
Magazine Luiza SA	33,100	957,879
Ryohin Keikaku Co. Ltd.	2,000	677,819
SACI Falabella	60,213	563,762
Seria Co. Ltd.	2,000	96,199
Target Corp.	34,543	2,517,839
		11,456,330
Oil, Gas and Consumable Fuels — 3.0%
Aker BP ASA	2,400	87,373
Anadarko Petroleum Corp.	25,085	1,750,933
Ardmore Shipping Corp.(1)	5,205	42,161
Callon Petroleum Co.(1)	9,375	111,000
Chevron Corp.	41,657	5,177,965
Cimarex Energy Co.	7,080	657,874
CNOOC Ltd.	514,000	870,996
CNOOC Ltd. ADR	2,990	505,818
Comstock Resources, Inc.(1)	193	2,220
Concho Resources, Inc.(1)	8,095	1,111,524
Devon Energy Corp.	20,970	871,723
Energen Corp.(1)	1,499	101,692
Eni SpA	100,955	1,844,383
EQT Corp.	32,127	1,655,826
Extraction Oil & Gas, Inc.(1)	5,149	87,327
Exxon Mobil Corp.	14,630	1,188,541
Gazprom PJSC ADR	329,647	1,492,382
HollyFrontier Corp.	17,856	1,378,126
Imperial Oil Ltd.	18,217	595,994
Lundin Petroleum AB	24,820	787,477
Marathon Petroleum Corp.	25,163	1,988,632
Neste Oyj	10,120	824,984
Noble Energy, Inc.	39,436	1,407,865
Novatek PJSC GDR	3,849	554,691
Occidental Petroleum Corp.	17,544	1,477,205
Parex Resources, Inc.(1)	8,860	159,967
PBF Energy, Inc., Class A	3,498	165,036
Phillips 66	6,506	757,884
Royal Dutch Shell plc, A Shares	28,325	985,521
Royal Dutch Shell plc, Class B ADR	15,510	1,121,838
Saras SpA	490,693	1,107,031
Spectra Energy Partners LP	6,663	200,823
Surgutneftegas OJSC, Preference Shares	2,480,180	1,210,595

	Shares/ Principal Amount	Value
TOTAL SA	2,754	$167,372
TOTAL SA ADR	43,102	2,614,136
United Tractors Tbk PT	131,900	331,639
WildHorse Resource Development Corp.(1)	971	26,081
		35,422,635
Paper and Forest Products — 0.1%
Ence Energia y Celulosa SA	16,830	132,206
Louisiana-Pacific Corp.	17,609	513,831
Nine Dragons Paper Holdings Ltd.	152,000	239,949
		885,986
Personal Products — 0.5%
Cosmax, Inc.	1,603	251,793
Edgewell Personal Care Co.(1)	14,275	624,103
Estee Lauder Cos., Inc. (The), Class A	4,231	632,281
Godrej Consumer Products Ltd.	22,268	375,043
Kose Corp.	700	151,725
Medifast, Inc.	1,350	197,762
Pola Orbis Holdings, Inc.	16,100	793,919
Shiseido Co. Ltd.	12,100	954,446
Unilever NV CVA	27,610	1,538,409
		5,519,481
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(1)	741	38,013
Allergan plc	10,039	1,513,881
AstraZeneca plc	15,720	1,147,441
Bristol-Myers Squibb Co.	5,949	313,036
Catalent, Inc.(1)	5,405	212,200
Dechra Pharmaceuticals plc	4,880	180,696
Eli Lilly & Co.	13,278	1,129,161
Heska Corp.(1)	641	68,549
Horizon Pharma plc(1)	1,616	26,341
Jazz Pharmaceuticals plc(1)	3,917	661,973
Johnson & Johnson	46,553	5,568,670
Merck & Co., Inc.	74,385	4,428,139
Nektar Therapeutics(1)	1,163	93,354
Optinose, Inc.(1)	1,665	38,412
Pfizer, Inc.	158,825	5,706,582
Roche Holding AG	3,130	671,331
Sanofi ADR	83,208	3,184,370
Zoetis, Inc.	17,780	1,488,186
		26,470,335
Professional Services — 0.6%
ALS Ltd.	16,120	90,999
ASGN, Inc.(1)	969	74,613
Capita plc	470,288	844,783
Huron Consulting Group, Inc.(1)	2,408	97,524
IHS Markit Ltd.(1)	15,211	749,598
Insperity, Inc.	2,048	188,416
Intertek Group plc	13,997	1,017,280
Kforce, Inc.	372	12,518

	Shares/ Principal Amount	Value
Outsourcing, Inc.	11,200	$212,873
Recruit Holdings Co. Ltd.	32,300	895,033
Robert Half International, Inc.	11,478	730,919
Teleperformance	906	143,204
TransUnion	3,322	227,889
TrueBlue, Inc.(1)	854	22,033
Verisk Analytics, Inc.(1)	10,201	1,083,754
		6,391,436
Real Estate Investment Trusts (REITs)†
Highwoods Properties, Inc.	1,013	48,452
Real Estate Management and Development — 0.7%
Aroundtown SA	81,640	679,256
Ayala Land, Inc.	560,900	424,262
CapitaLand Ltd.	66,400	171,010
Central Pattana PCL	83,700	199,153
China Resources Land Ltd.	84,000	307,743
CIFI Holdings Group Co. Ltd.	340,000	260,973
City Developments Ltd.	7,800	65,063
CK Asset Holdings Ltd.	28,000	233,486
Colliers International Group, Inc.	2,380	171,699
Country Garden Holdings Co. Ltd.	161,000	312,864
FirstService Corp.	1,071	75,365
Godrej Properties Ltd.(1)	6,017	64,948
Iguatemi Empresa de Shopping Centers SA	13,900	117,141
Jones Lang LaSalle, Inc.	3,603	590,027
KWG Property Holding Ltd.	284,000	390,664
Longfor Properties Co. Ltd.	87,000	258,971
Mitsui Fudosan Co. Ltd.	21,900	547,865
New World Development Co. Ltd.	74,000	113,389
Newmark Group, Inc., Class A	398	5,345
Relo Group, Inc.	6,600	169,471
Shimao Property Holdings Ltd.	75,000	220,001
Sumitomo Realty & Development Co. Ltd.	18,000	676,614
Sun Hung Kai Properties Ltd.	25,000	402,832
Swire Properties Ltd.	25,200	98,690
Tateru, Inc.	7,400	144,340
Tricon Capital Group, Inc.	15,966	136,190
UOL Group Ltd.	35,600	215,030
VGP NV	1,261	94,305
Vonovia SE	14,358	677,756
Wharf Real Estate Investment Co. Ltd.	47,000	362,201
		8,186,654
Road and Rail — 0.5%
Canadian Pacific Railway Ltd.	1,670	321,959
CJ Logistics Corp.(1)	3,151	436,001
DSV A/S	10,865	902,688
Heartland Express, Inc.	33,012	616,664
Localiza Rent a Car SA	148,100	979,925
Norfolk Southern Corp.	2,284	346,369
Ryder System, Inc.	3,269	219,285

	Shares/ Principal Amount	Value
Saia, Inc.(1)	798	$65,755
Seino Holdings Co. Ltd.	7,900	148,299
Union Pacific Corp.	15,149	2,162,671
		6,199,616
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	87,498	4,443,148
ASML Holding NV	12,458	2,430,571
ASPEED Technology, Inc.	8,000	240,138
BE Semiconductor Industries NV	4,090	137,093
Broadcom, Inc.	13,249	3,339,675
Cavium, Inc.(1)	387	32,357
Cypress Semiconductor Corp.	4,969	81,790
Entegris, Inc.	4,366	153,247
Globalwafers Co. Ltd.	35,000	687,588
Infineon Technologies AG	23,770	653,206
Intel Corp.	72,631	4,009,231
KLA-Tencor Corp.	5,686	643,826
Kulicke & Soffa Industries, Inc.(1)	2,939	70,771
Lam Research Corp.	11,172	2,214,067
LandMark Optoelectronics Corp.	12,000	119,662
Maxim Integrated Products, Inc.	39,940	2,342,481
Microchip Technology, Inc.	16,603	1,616,800
MKS Instruments, Inc.	1,772	198,818
Monolithic Power Systems, Inc.	1,439	189,675
NVIDIA Corp.	358	90,284
NXP Semiconductors NV(1)	508	57,912
Powertech Technology, Inc.	51,000	151,553
QUALCOMM, Inc.	14,950	868,894
Rohm Co. Ltd.	7,600	699,255
Semtech Corp.(1)	2,924	141,522
SK Hynix, Inc.	7,756	668,640
Skyworks Solutions, Inc.	7,619	751,310
SOITEC(1)	1,800	166,389
SUMCO Corp.	4,700	113,263
Taiwan Semiconductor Manufacturing Co. Ltd.	258,500	1,928,855
Teradyne, Inc.	16,108	610,654
Texas Instruments, Inc.	13,340	1,492,879
Xilinx, Inc.	13,570	924,253
		32,269,807
Software — 3.2%
Activision Blizzard, Inc.	23,976	1,700,138
Adobe Systems, Inc.(1)	10,940	2,727,123
Autodesk, Inc.(1)	8,362	1,079,534
Aveva Group plc	5,539	174,816
Bottomline Technologies de, Inc.(1)	4,158	197,754
Cadence Design Systems, Inc.(1)	4,604	195,440
Electronic Arts, Inc.(1)	25,002	3,273,012
Fair Isaac Corp.(1)	300	55,209
Guidewire Software, Inc.(1)	8,540	792,854
Microsoft Corp.	140,694	13,906,195

	Shares/ Principal Amount	Value
Nice Ltd. ADR(1)	2,230	$235,822
Nintendo Co. Ltd.	1,900	782,161
Oracle Corp. (New York)	62,976	2,942,239
Paycom Software, Inc.(1)	545	57,481
Paylocity Holding Corp.(1)	1,419	84,785
RealPage, Inc.(1)	3,092	181,655
Red Hat, Inc.(1)	8,825	1,433,356
RingCentral, Inc., Class A(1)	2,062	156,197
salesforce.com, Inc.(1)	10,626	1,374,261
ServiceNow, Inc.(1)	5,223	927,657
Splunk, Inc.(1)	13,447	1,490,062
Synopsys, Inc.(1)	4,980	438,589
Take-Two Interactive Software, Inc.(1)	9,417	1,055,457
Tyler Technologies, Inc.(1)	3,482	806,501
Ubisoft Entertainment SA(1)	7,930	866,315
Zendesk, Inc.(1)	3,025	169,067
		37,103,680
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	11,439	1,471,284
Asbury Automotive Group, Inc.(1)	1,758	122,269
At Home Group, Inc.(1)	1,505	52,088
AutoZone, Inc.(1)	680	441,538
Best Buy Co., Inc.	21,813	1,488,737
Boot Barn Holdings, Inc.(1)	3,119	73,858
Burlington Stores, Inc.(1)	8,780	1,284,075
Camping World Holdings, Inc., Class A	9,639	183,141
Fnac Darty SA(1)	1,900	199,626
Foschini Group Ltd. (The)	21,084	304,925
Home Depot, Inc. (The)	1,144	213,413
Hotel Shilla Co. Ltd.	6,011	688,408
Kingfisher plc	619,872	2,511,362
MarineMax, Inc.(1)	1,034	24,247
National Vision Holdings, Inc.(1)	2,364	86,050
Nextage Co. Ltd.	8,900	101,414
Nitori Holdings Co. Ltd.	3,900	668,840
O'Reilly Automotive, Inc.(1)	5,113	1,377,493
Penske Automotive Group, Inc.	1,739	83,733
Petrobras Distribuidora SA	49,900	243,226
RH(1)	716	69,975
Ross Stores, Inc.	28,217	2,225,757
Sleep Number Corp.(1)	1,593	44,556
Tailored Brands, Inc.	1,458	47,837
TJX Cos., Inc. (The)	10,945	988,552
Vivo Energy plc(1)	19,460	45,271
		15,041,675
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	60,492	11,304,140
Cray, Inc.(1)	3,442	85,706
HP, Inc.	15,505	341,575
Samsung Electronics Co. Ltd.	41,126	1,930,498

	Shares/ Principal Amount	Value
Western Digital Corp.	9,697	$809,797
		14,471,716
Textiles, Apparel and Luxury Goods — 0.9%
adidas AG	5,820	1,317,594
ANTA Sports Products Ltd.	115,000	661,523
Carter's, Inc.	3,705	403,882
Cie Financiere Richemont SA	10,110	928,417
Columbia Sportswear Co.	588	51,221
Deckers Outdoor Corp.(1)	15,317	1,733,272
G-III Apparel Group Ltd.(1)	1,285	53,841
Kering SA	1,950	1,125,160
Lululemon Athletica, Inc.(1)	1,994	209,470
Michael Kors Holdings Ltd.(1)	23,585	1,353,543
Oxford Industries, Inc.	235	19,392
Shenzhou International Group Holdings Ltd.	50,000	584,055
Tapestry, Inc.	33,244	1,453,428
		9,894,798
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	39,721	521,934
LendingTree, Inc.(1)	257	66,537
Merchants Bancorp	238	6,072
Nationstar Mortgage Holdings, Inc.(1)	1,373	24,604
NMI Holdings, Inc., Class A(1)	4,215	70,180
		689,327
Tobacco — 0.2%
Altria Group, Inc.	19,905	1,109,505
British American Tobacco plc	10,910	561,236
Philip Morris International, Inc.	6,909	549,542
		2,220,283
Trading Companies and Distributors — 0.6%
AerCap Holdings NV(1)	23,274	1,287,285
Ashtead Group plc	18,312	565,074
Bunzl plc	30,570	930,728
DXP Enterprises, Inc.(1)	1,251	48,814
Ferguson plc	13,120	1,016,822
Foundation Building Materials, Inc.(1)	8,323	127,758
GMS, Inc.(1)	1,307	39,145
Howden Joinery Group plc	18,270	121,737
MonotaRO Co. Ltd.	15,000	601,641
MRC Global, Inc.(1)	4,669	96,415
MSC Industrial Direct Co., Inc., Class A	10,038	921,789
SiteOne Landscape Supply, Inc.(1)	1,703	128,832
United Rentals, Inc.(1)	6,232	994,440
Yamazen Corp.	23,300	238,667
		7,119,147
Transportation Infrastructure†
Airports of Thailand PCL	141,600	302,741
Water Utilities†
Connecticut Water Service, Inc.	385	24,840

		Shares/ Principal Amount	Value
SJW Group		890	$56,186
			81,026
Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG		1,269	87,827
America Movil SAB de CV, Series L ADR		23,332	361,879
T-Mobile US, Inc.(1)		24,134	1,344,264
			1,793,970
TOTAL COMMON STOCKS (Cost $554,462,183)			728,757,892
CORPORATE BONDS — 10.2%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)		$50,000	55,750
Bombardier, Inc., 5.75%, 3/15/22(2)		30,000	30,188
Bombardier, Inc., 6.00%, 10/15/22(2)		35,000	34,905
Bombardier, Inc., 7.50%, 3/15/25(2)		80,000	83,008
KLX, Inc., 5.875%, 12/1/22(2)		40,000	41,950
Lockheed Martin Corp., 3.55%, 1/15/26		290,000	287,857
Rockwell Collins, Inc., 4.35%, 4/15/47		50,000	48,439
TransDigm, Inc., 6.00%, 7/15/22		115,000	116,869
TransDigm, Inc., 6.375%, 6/15/26		50,000	50,375
United Technologies Corp., 6.05%, 6/1/36		140,000	162,604
United Technologies Corp., 3.75%, 11/1/46		10,000	8,781
			920,726
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		210,000	202,663
XPO Logistics, Inc., 6.50%, 6/15/22(2)		20,000	20,555
			223,218
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		85,000	85,285
United Continental Holdings, Inc., 5.00%, 2/1/24		85,000	82,875
			168,160
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,390
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	130,065
Tenneco, Inc., 5.00%, 7/15/26		130,000	118,911
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		105,000	105,950
			367,316
Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18		24,000	23,976
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	12,046
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	58,335
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$50,000	50,453
Ford Motor Co., 4.35%, 12/8/26		30,000	29,676
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	905,522
General Motors Co., 4.20%, 10/1/27		80,000	77,403
General Motors Co., 5.00%, 4/1/35		70,000	68,242
General Motors Co., 5.15%, 4/1/38		160,000	155,557
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	426,053

		Shares/ Principal Amount	Value
General Motors Financial Co., Inc., 5.25%, 3/1/26		$200,000	$209,476
Toyota Motor Credit Corp., MTN, VRN, 2.57%, 8/15/18, resets quarterly off the 3-month LIBOR plus 0.23%		2,500,000	2,501,638
			4,518,377
Banks — 1.3%
Akbank Turk AS, 5.00%, 10/24/22		130,000	124,530
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		255,000	250,917
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)		205,000	189,369
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)		204,000	190,485
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	234,029
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		$250,000	237,565
Banistmo SA, 3.65%, 9/19/22		280,000	265,930
Bank of America Corp., 4.10%, 7/24/23		110,000	112,540
Bank of America Corp., MTN, 4.20%, 8/26/24		360,000	363,295
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	247,499
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	268,724
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		80,000	80,257
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,875
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	69,211
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	122,516
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	98,919
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	200,000	233,474
Capital One Financial Corp., 3.75%, 7/28/26		$115,000	107,736
Citigroup, Inc., 2.75%, 4/25/22		580,000	563,836
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,154
Citigroup, Inc., 4.45%, 9/29/27		565,000	559,178
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		340,000	320,895
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	288,106
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	188,811
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	249,254
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	150,000	183,317
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	517,063
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	83,331
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	367,129
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	122,355
Fifth Third Bank, 2.875%, 10/1/21		230,000	227,601
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(3)	GBP	50,000	76,817
Huntington Bancshares, Inc., 2.30%, 1/14/22		$170,000	163,805
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	299,526
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	83,353
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	129,136
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,199,197
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	307,484
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		160,000	146,882
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	204,423
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	425,654

		Shares/ Principal Amount	Value
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	$206,454
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$459,000	461,291
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	164,430
Regions Financial Corp., 2.75%, 8/14/22		90,000	87,238
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,358
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	147,760
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		$217,000	215,491
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(2)		250,000	242,570
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)		150,000	139,890
US Bancorp, MTN, 3.60%, 9/11/24		310,000	307,900
Wells Fargo & Co., 3.07%, 1/24/23		170,000	165,591
Wells Fargo & Co., 4.125%, 8/15/23		300,000	303,287
Wells Fargo & Co., 3.00%, 4/22/26		220,000	205,487
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	276,586
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	107,108
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	196,961
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	169,600
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	996,971
Woori Bank, MTN, 4.75%, 4/30/24		153,000	154,832
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		130,000	119,135
Zenith Bank plc, 6.25%, 4/22/19(2)		250,000	251,025
			15,050,143
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		540,000	537,526
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		320,000	314,534
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	385,540
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	60,647
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	281,654
			1,579,901
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		460,000	449,433
AbbVie, Inc., 3.60%, 5/14/25		70,000	68,302
AbbVie, Inc., 4.40%, 11/6/42		240,000	230,803
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		75,000	75,727
Amgen, Inc., 4.66%, 6/15/51		219,000	218,983
Biogen, Inc., 3.625%, 9/15/22		270,000	271,129
Celgene Corp., 3.25%, 8/15/22		160,000	157,456
Celgene Corp., 3.625%, 5/15/24		410,000	402,293
Celgene Corp., 3.875%, 8/15/25		140,000	137,397
Celgene Corp., 5.00%, 8/15/45		30,000	29,808
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	103,858
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	693,126
			2,838,315
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	172,452

		Shares/ Principal Amount	Value
Capital Markets†
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	$115,787
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$140,000	126,502
SURA Asset Management SA, 4.375%, 4/11/27		105,000	100,800
			343,089
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		155,000	155,969
Blue Cube Spinco LLC, 9.75%, 10/15/23		50,000	57,438
CF Industries, Inc., 3.45%, 6/1/23		80,000	75,850
Chemours Co. (The), 6.625%, 5/15/23		40,000	42,061
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,539
Equate Petrochemical BV, 4.25%, 11/3/26(2)		82,000	79,160
Hexion, Inc., 6.625%, 4/15/20		70,000	66,238
Huntsman International LLC, 5.125%, 11/15/22		85,000	87,869
INEOS Group Holdings SA, 5.625%, 8/1/24(2)		115,000	115,862
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	202,870
NOVA Chemicals Corp., 4.875%, 6/1/24(2)		150,000	144,000
Olin Corp., 5.125%, 9/15/27		60,000	58,500
Platform Specialty Products Corp., 6.50%, 2/1/22(2)		50,000	51,375
Platform Specialty Products Corp., 5.875%, 12/1/25(2)		40,000	38,550
Tronox Finance plc, 5.75%, 10/1/25(2)		30,000	29,175
			1,212,456
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		100,000	103,500
Covanta Holding Corp., 5.875%, 3/1/24		120,000	118,200
Envision Healthcare Corp., 5.125%, 7/1/22(2)		100,000	100,750
Iron Mountain, Inc., 5.75%, 8/15/24		95,000	93,927
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)		81,000	86,038
Republic Services, Inc., 3.55%, 6/1/22		175,000	176,175
Waste Management, Inc., 4.10%, 3/1/45		120,000	119,234
			797,824
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	30,296
CommScope Technologies LLC, 5.00%, 3/15/27(2)		120,000	112,500
HTA Group Ltd., 9.125%, 3/8/22(2)		153,000	156,404
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)		88,000	89,115
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		80,000	81,500
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)		90,000	87,300
			557,115
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22		75,000	74,250
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		90,000	88,739
Cemex SAB de CV, 6.125%, 5/5/25		205,000	207,796
Owens Corning, 4.20%, 12/15/22		140,000	142,478
Standard Industries, Inc., 6.00%, 10/15/25(2)		80,000	81,200

	Shares/ Principal Amount	Value
USG Corp., 5.50%, 3/1/25(2)	$65,000	$67,762
		587,975
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	150,000	144,000
Consumer Finance — 0.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,675
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,736
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	244,277
CIT Group, Inc., 5.00%, 8/15/22	150,000	152,812
CIT Group, Inc., 5.00%, 8/1/23	50,000	50,625
Discover Financial Services, 3.75%, 3/4/25	350,000	338,274
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	30,000	31,013
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	99,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	35,088
Navient Corp., 5.00%, 10/26/20	100,000	100,850
Navient Corp., 5.50%, 1/25/23	105,000	103,535
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	80,000	79,200
PNC Bank N.A., 1.95%, 3/4/19	250,000	248,989
Synchrony Financial, 2.60%, 1/15/19	140,000	139,791
Synchrony Financial, 3.00%, 8/15/19	50,000	50,001
		2,059,366
Containers and Packaging — 0.1%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	200,000	200,500
Ball Corp., 4.00%, 11/15/23	120,000	118,050
Ball Corp., 5.25%, 7/1/25	35,000	35,787
Berry Global, Inc., 5.50%, 5/15/22	60,000	61,125
Berry Global, Inc., 5.125%, 7/15/23	50,000	49,687
BWAY Holding Co., 5.50%, 4/15/24(2)	30,000	29,700
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	305,000	297,787
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)	20,000	20,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	34,654	35,130
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	30,000	29,513
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)	160,000	164,492
Sealed Air Corp., 5.125%, 12/1/24(2)	80,000	81,500
		1,123,671
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	130,000	126,161
Diversified Financial Services — 0.6%
Ally Financial, Inc., 4.625%, 3/30/25	190,000	188,337
Ally Financial, Inc., 5.75%, 11/20/25	80,000	81,860
Ally Financial, Inc., 8.00%, 11/1/31	45,000	54,225
Bank of America Corp., VRN, 3.00%, 12/20/22(3)	314,000	304,970
Bank of America Corp., VRN, 3.42%, 12/20/27(3)	42,000	39,649

		Shares/ Principal Amount	Value
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	100,000	$112,990
Barclays plc, MTN, VRN, 1.375%, 1/24/25(3)	EUR	100,000	111,087
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	166,501
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	279,760
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$404,000	395,491
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		480,000	475,935
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	69,372
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	221,350
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	624,392
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	193,628
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		280,000	265,800
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	293,421
HSBC Holdings plc, 2.95%, 5/25/21		200,000	197,560
HSBC Holdings plc, 4.30%, 3/8/26		400,000	403,933
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	155,422
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		$210,000	206,540
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		50,000	50,969
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	81,100
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		305,000	278,694
Morgan Stanley, 2.75%, 5/19/22		90,000	87,729
Morgan Stanley, 5.00%, 11/24/25		170,000	177,657
Morgan Stanley, 4.375%, 1/22/47		80,000	78,191
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	797,382
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	248,300
Morgan Stanley, MTN, 4.00%, 7/23/25		600,000	602,723
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	100,000	124,722
			7,369,690
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		$160,000	166,977
AT&T, Inc., 3.875%, 8/15/21		100,000	101,629
AT&T, Inc., 3.40%, 5/15/25		170,000	162,174
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	146,076
AT&T, Inc., 4.75%, 5/15/46		$210,000	193,983
AT&T, Inc., 5.15%, 11/15/46(2)		291,000	283,723
CenturyLink, Inc., 5.625%, 4/1/20		130,000	132,113
CenturyLink, Inc., 5.80%, 3/15/22		40,000	39,550
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	27,000
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)		210,000	201,939
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	194,727
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	47,000
Frontier Communications Corp., 7.125%, 3/15/19		$100,000	101,750
Frontier Communications Corp., 7.125%, 1/15/23		145,000	106,756

		Shares/ Principal Amount	Value
Frontier Communications Corp., 6.875%, 1/15/25		$90,000	$58,050
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	95,500
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	47,875
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		145,000	142,825
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)		100,000	104,000
Level 3 Financing, Inc., 5.375%, 8/15/22		110,000	110,275
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	48,500
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)		229,000	239,647
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)		153,000	145,455
Orange SA, 4.125%, 9/14/21		180,000	185,544
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	150,000	190,721
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	113,269
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	178,500
Telefonica Emisiones SAU, 4.10%, 3/8/27		350,000	342,283
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	100,000	129,751
Verizon Communications, Inc., 3.50%, 11/1/24		$150,000	147,294
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	252,654
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	96,937
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	86,272
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23		100,000	58,250
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)		53,000	50,218
			4,729,217
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)		153,000	150,164
Greenko Investment Co., 4.875%, 8/16/23(2)		102,000	94,340
Minejesa Capital BV, 4.625%, 8/10/30(2)		204,000	189,336
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)		40,000	37,350
			471,190
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		90,000	90,225
Ensco plc, 5.20%, 3/15/25		60,000	50,475
Halliburton Co., 3.80%, 11/15/25		190,000	189,699
Halliburton Co., 4.85%, 11/15/35		110,000	116,063
Nabors Industries, Inc., 4.625%, 9/15/21		60,000	59,100
Noble Holding International Ltd., 7.75%, 1/15/24		150,000	141,375
Precision Drilling Corp., 5.25%, 11/15/24		65,000	61,425
Transocean, Inc., 9.00%, 7/15/23(2)		190,000	205,438
Weatherford International Ltd., 7.75%, 6/15/21		95,000	96,781
Weatherford International Ltd., 4.50%, 4/15/22		140,000	128,170
			1,138,751
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		170,000	176,062
Boston Properties LP, 3.65%, 2/1/26		180,000	174,797
CoreCivic, Inc., 4.125%, 4/1/20		60,000	60,450
Crown Castle International Corp., 5.25%, 1/15/23		150,000	157,974

		Shares/ Principal Amount	Value
Crown Castle International Corp., 4.45%, 2/15/26		$150,000	$150,686
Equinix, Inc., 5.375%, 4/1/23		30,000	30,825
Equinix, Inc., 5.375%, 5/15/27		70,000	70,458
Essex Portfolio LP, 3.625%, 8/15/22		100,000	100,266
Essex Portfolio LP, 3.25%, 5/1/23		50,000	48,861
Hospitality Properties Trust, 4.65%, 3/15/24		210,000	211,326
Iron Mountain, Inc., 4.875%, 9/15/27(2)		80,000	74,800
Kilroy Realty LP, 3.80%, 1/15/23		140,000	139,801
Kilroy Realty LP, 4.375%, 10/1/25		40,000	40,286
Kimco Realty Corp., 2.80%, 10/1/26		150,000	133,455
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	91,350
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		50,000	50,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)		55,000	51,546
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		50,000	48,969
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		90,000	88,173
Welltower, Inc., 3.75%, 3/15/23		160,000	159,088
			2,059,673
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(2)		102,000	100,343
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		145,000	161,631
			261,974
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		110,000	103,983
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(4)		40,000	40,100
Cencosud SA, 4.375%, 7/17/27		252,000	228,085
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		408,000	400,029
CVS Health Corp., 3.50%, 7/20/22		160,000	159,462
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	75,750
Kroger Co. (The), 3.30%, 1/15/21		190,000	190,788
Kroger Co. (The), 3.875%, 10/15/46		90,000	76,302
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)		200,000	196,848
Rite Aid Corp., 6.125%, 4/1/23(2)		140,000	144,025
SUPERVALU, Inc., 6.75%, 6/1/21		18,000	18,355
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	74,222
Walmart, Inc., 2.55%, 4/11/23		$44,000	42,956
			1,750,905
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	65,975
General Mills, Inc., 4.00%, 4/17/25		120,000	119,716
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		65,000	66,056
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		50,000	48,062

	Shares/ Principal Amount	Value
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	$35,000	$32,813
Kraft Heinz Foods Co., 5.20%, 7/15/45	30,000	30,081
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	71,250
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	130,000	128,375
MHP SE, 7.75%, 5/10/24(2)	128,000	131,565
Minerva Luxembourg SA, 6.50%, 9/20/26	316,000	291,905
Minerva Luxembourg SA, 5.875%, 1/19/28(2)	80,000	68,300
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	200,000	193,500
Post Holdings, Inc., 5.00%, 8/15/26(2)	215,000	202,100
		1,449,698
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	123,258
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,831
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	75,000	78,563
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	130,000	129,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	40,900
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	70,000	69,388
Enbridge, Inc., 4.00%, 10/1/23	120,000	120,646
Enbridge, Inc., 4.50%, 6/10/44	59,000	56,436
Energy Transfer Equity LP, 4.25%, 3/15/23	140,000	135,975
Energy Transfer Equity LP, 5.875%, 1/15/24	60,000	62,400
Energy Transfer Equity LP, 5.50%, 6/1/27	110,000	111,787
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	203,199
Energy Transfer Partners LP, 3.60%, 2/1/23	27,000	26,384
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	106,363
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	368,233
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	15,000	15,300
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	150,800
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	158,460
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	340,368
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	207,687
MPLX LP, 4.875%, 6/1/25	220,000	227,962
MPLX LP, 4.50%, 4/15/38	60,000	57,144
MPLX LP, 5.20%, 3/1/47	40,000	40,867
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,300
ONEOK, Inc., 4.00%, 7/13/27	90,000	88,001
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	130,000	128,280
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	55,814	57,238
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	85,000	87,737
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	350,000	374,592
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	292,337

	Shares/ Principal Amount	Value
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	$84,000	$80,220
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	86,000	85,140
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(2)	20,000	18,844
TransCanada PipeLines Ltd., 2.50%, 8/1/22	28,000	27,017
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	127,092
Williams Cos., Inc. (The), 4.55%, 6/24/24	160,000	161,400
Williams Partners LP, 5.10%, 9/15/45	150,000	150,789
		4,569,613
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	80,000	79,858
Abbott Laboratories, 3.75%, 11/30/26	340,000	336,220
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	225,802
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	95,284
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	70,788
Mallinckrodt International Finance SA, 4.75%, 4/15/23	110,000	89,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	60,000	52,200
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	60,000	49,875
Medtronic, Inc., 2.50%, 3/15/20	120,000	119,411
Medtronic, Inc., 3.50%, 3/15/25	240,000	239,357
Medtronic, Inc., 4.375%, 3/15/35	240,000	251,432
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	39,600
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	211,708
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	60,896
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	122,966
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	99,273
		2,143,770
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	60,975
Aetna, Inc., 2.75%, 11/15/22	160,000	154,842
Anthem, Inc., 3.65%, 12/1/27	100,000	95,482
Anthem, Inc., 4.65%, 1/15/43	100,000	97,620
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	95,000	92,625
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	51,000
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	31,800
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	75,000
CVS Health Corp., 4.30%, 3/25/28	250,000	248,602
CVS Health Corp., 4.78%, 3/25/38	100,000	99,509
CVS Health Corp., 5.05%, 3/25/48	100,000	102,417
DaVita, Inc., 5.125%, 7/15/24	130,000	126,994
DaVita, Inc., 5.00%, 5/1/25	130,000	123,539
Encompass Health Corp., 5.75%, 11/1/24	45,000	45,844
Envision Healthcare Corp., 5.625%, 7/15/22	125,000	127,656
Express Scripts Holding Co., 3.40%, 3/1/27	250,000	231,073

	Shares/ Principal Amount	Value
HCA, Inc., 3.75%, 3/15/19	$480,000	$483,600
HCA, Inc., 7.50%, 2/15/22	145,000	158,412
HCA, Inc., 4.75%, 5/1/23	130,000	131,137
HCA, Inc., 5.00%, 3/15/24	120,000	121,164
HCA, Inc., 5.375%, 2/1/25	160,000	157,600
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	50,000	50,395
Kindred Healthcare, Inc., 8.00%, 1/15/20	90,000	96,299
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	25,774
Mylan NV, 3.95%, 6/15/26	120,000	114,602
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	67,410
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	103,625
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	49,950
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	204,508
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,900
Tenet Healthcare Corp., 5.125%, 5/1/25(2)	100,000	97,375
Tenet Healthcare Corp., 7.00%, 8/1/25(2)	20,000	19,950
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	287,277
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	100,475
Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	50,385
Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	82,556
		4,207,372
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	40,000	40,048
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	100,000	95,250
Aramark Services, Inc., 5.125%, 1/15/24	60,000	61,080
Aramark Services, Inc., 5.00%, 4/1/25(2)	70,000	70,175
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	85,354
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	35,963
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	116,737
Golden Nugget, Inc., 6.75%, 10/15/24(2)	120,000	121,650
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	224,425
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	77,400
International Game Technology plc, 6.25%, 2/15/22(2)	95,000	98,562
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	77,438
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	75,000	73,500
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	98,404
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	85,138
MGM Resorts International, 6.00%, 3/15/23	130,000	134,550
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	150,000	143,625
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	127,338
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,625

		Shares/ Principal Amount	Value
Scientific Games International, Inc., 10.00%, 12/1/22		$115,000	$123,770
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)		150,000	147,375
			2,188,407
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		5,000	5,138
Beazer Homes USA, Inc., 6.75%, 3/15/25		110,000	107,250
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	17,802
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		50,000	50,755
Century Communities, Inc., 6.875%, 5/15/22		30,000	31,025
Lennar Corp., 4.75%, 4/1/21		60,000	60,807
Lennar Corp., 4.50%, 4/30/24		110,000	106,975
Meritage Homes Corp., 5.125%, 6/6/27		160,000	150,000
PulteGroup, Inc., 5.50%, 3/1/26		60,000	59,925
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		60,000	60,675
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)		200,000	196,940
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	117,780
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		195,000	194,941
William Lyon Homes, Inc., 5.875%, 1/31/25		100,000	95,345
			1,255,358
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		70,000	68,775
Spectrum Brands, Inc., 6.625%, 11/15/22		30,000	31,080
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	143,280
			243,135
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		100,000	97,176
General Electric Co., 4.125%, 10/9/42		70,000	64,136
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	186,660
			347,972
Insurance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	186,939
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	200,000	263,113
Allianz SE, VRN, 3.375%, 9/18/24(3)	EUR	100,000	122,445
American International Group, Inc., 4.125%, 2/15/24		$340,000	343,183
American International Group, Inc., 4.50%, 7/16/44		110,000	103,616
AXA SA, 7.125%, 12/15/20	GBP	55,000	82,989
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	50,000	76,368
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	200,000	239,439
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	290,569
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	88,457
Berkshire Hathaway, Inc., 4.50%, 2/11/43		27,000	28,636
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	204,549
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	97,656

		Shares/ Principal Amount	Value
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	400,000	$488,780
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	200,000	245,244
Fiore Capital LLC, VRDN, 1.80%, 6/7/18 (LOC: Wells Fargo Bank N.A.)(3)		$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	34,738
Genworth Holdings, Inc., VRN, 4.35%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	11,906
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	71,676
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	117,897
Liberty Mutual Group, Inc., VRN, 5.03%, 6/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$100,000	99,250
Markel Corp., 4.90%, 7/1/22		200,000	207,746
MetLife, Inc., 4.125%, 8/13/42		90,000	85,379
MetLife, Inc., 4.875%, 11/13/43		50,000	52,997
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		119,000	116,691
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	79,596
Prudential Financial, Inc., 3.94%, 12/7/49		244,000	224,701
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		25,000	26,168
Travelers Cos., Inc. (The), 4.05%, 3/7/48		50,000	48,901
Voya Financial, Inc., 5.70%, 7/15/43		150,000	166,938
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)		75,000	75,938
WR Berkley Corp., 4.625%, 3/15/22		130,000	135,108
WR Berkley Corp., 4.75%, 8/1/44		80,000	81,852
			6,999,465
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	319,188
JD.com, Inc., 3.875%, 4/29/26		255,000	243,191
			562,379
Internet Software and Services†
Netflix, Inc., 5.75%, 3/1/24		100,000	102,880
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		20,000	20,250
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	93,150
Fidelity National Information Services, Inc., 3.00%, 8/15/26		260,000	239,381
First Data Corp., 7.00%, 12/1/23(2)		115,000	120,750
First Data Corp., 5.00%, 1/15/24(2)		160,000	160,440
First Data Corp., 5.75%, 1/15/24(2)		120,000	120,900
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		270,000	272,142
			1,027,013
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)		100,000	106,947
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		130,000	130,000
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39		140,000	183,041
21st Century Fox America, Inc., 4.75%, 9/15/44		57,000	59,812

	Shares/ Principal Amount	Value
Altice Financing SA, 6.625%, 2/15/23(2)	$200,000	$197,660
Altice France SA, 7.375%, 5/1/26(2)	175,000	171,281
Altice US Finance I Corp., 5.375%, 7/15/23(2)	105,000	103,688
Altice US Finance I Corp., 5.50%, 5/15/26(2)	25,000	24,070
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	49,063
AMC Networks, Inc., 4.75%, 8/1/25	170,000	160,225
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	433,000	431,655
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,000
CBS Corp., 4.00%, 1/15/26	110,000	107,685
CBS Corp., 4.85%, 7/1/42	70,000	67,254
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,806
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	140,000	137,508
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	130,000	122,038
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	580,000	590,637
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	42,670
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	60,750
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	110,000	110,000
Comcast Corp., 6.40%, 5/15/38	230,000	280,113
Comcast Corp., 4.75%, 3/1/44	150,000	149,346
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	103,500
Digicel Ltd., 6.00%, 4/15/21	153,000	140,951
Discovery Communications LLC, 5.625%, 8/15/19	81,000	83,528
Discovery Communications LLC, 3.95%, 3/20/28	410,000	387,793
DISH DBS Corp., 6.75%, 6/1/21	95,000	95,000
DISH DBS Corp., 5.00%, 3/15/23	135,000	117,113
DISH DBS Corp., 5.875%, 11/15/24	100,000	83,425
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(2)	200,000	191,750
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	94,500
Gray Television, Inc., 5.875%, 7/15/26(2)	75,000	71,063
GTH Finance BV, 7.25%, 4/26/23(2)	217,000	226,624
Lamar Media Corp., 5.00%, 5/1/23	100,000	101,875
Lamar Media Corp., 5.375%, 1/15/24	140,000	142,800
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	125,000	130,185
McClatchy Co. (The), 9.00%, 12/15/22	33,000	34,403
Myriad International Holdings BV, 6.00%, 7/18/20	153,000	159,991
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	340,721
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	105,000	102,968
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	159,115
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	62,156
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	90,000	89,861
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	70,000	69,125
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	60,000	59,475
TEGNA, Inc., 5.50%, 9/15/24(2)	100,000	100,875

		Shares/ Principal Amount	Value
Time Warner Cable LLC, 6.75%, 7/1/18		$115,000	$115,327
Time Warner Cable LLC, 5.50%, 9/1/41		80,000	76,910
Time Warner Cable LLC, 4.50%, 9/15/42		14,000	11,798
Time Warner, Inc., 2.95%, 7/15/26		240,000	218,820
Time Warner, Inc., 3.80%, 2/15/27		180,000	174,245
Time Warner, Inc., 5.35%, 12/15/43		19,000	19,549
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)		205,000	192,284
Univision Communications, Inc., 5.125%, 2/15/25(2)		100,000	92,340
Viacom, Inc., 3.125%, 6/15/22		100,000	97,858
Viacom, Inc., 4.25%, 9/1/23		135,000	134,937
Viacom, Inc., 4.375%, 3/15/43		40,000	34,348
Videotron Ltd., 5.00%, 7/15/22		75,000	76,406
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)		145,000	136,481
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 4/4/23(2)		220,000	222,475
VTR Finance BV, 6.875%, 1/15/24		229,000	234,130
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		25,000	24,135
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		44,000	43,883
WMG Acquisition Corp., 5.625%, 4/15/22(2)		110,000	112,200
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	129,196
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)		$90,000	85,500
			8,701,921
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27		80,000	76,800
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)		70,000	74,389
Aleris International, Inc., 9.50%, 4/1/21(2)		50,000	52,438
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	111,650
Arconic, Inc., 5.40%, 4/15/21		25,000	25,748
Arconic, Inc., 5.125%, 10/1/24		115,000	115,791
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	80,537
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	153,300
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		80,000	81,000
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	150,937
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)		250,000	238,125
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)		150,000	142,312
Freeport-McMoRan, Inc., 3.55%, 3/1/22		100,000	96,594
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	15,420
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	166,500
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		130,000	135,307
Kinross Gold Corp., 5.125%, 9/1/21		40,000	41,300
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	74,025
Nexa Resources SA, 5.375%, 5/4/27		230,000	222,815
Novelis Corp., 6.25%, 8/15/24(2)		50,000	50,755
Novelis Corp., 5.875%, 9/30/26(2)		125,000	122,825
Southern Copper Corp., 5.25%, 11/8/42		60,000	60,250
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	101,875
Steel Dynamics, Inc., 5.00%, 12/15/26		65,000	64,434
Teck Resources Ltd., 4.75%, 1/15/22		160,000	162,450
Teck Resources Ltd., 6.25%, 7/15/41		40,000	41,400

		Shares/ Principal Amount	Value
United States Steel Corp., 7.375%, 4/1/20		$34,000	$36,125
Vedanta Resources plc, 6.125%, 8/9/24(2)		217,000	202,230
			2,897,332
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		50,000	49,932
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		210,000	211,575
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		120,000	119,400
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	73,312
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		60,000	56,850
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	89,643
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	103,621
Calpine Corp., 5.375%, 1/15/23		120,000	114,750
Calpine Corp., 5.875%, 1/15/24(2)		50,000	50,000
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	100,000	139,318
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$255,000	260,735
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	97,182
Dominion Energy, Inc., 6.40%, 6/15/18		160,000	160,190
Dominion Energy, Inc., 2.75%, 9/15/22		140,000	135,520
Dominion Energy, Inc., 3.625%, 12/1/24		225,000	222,264
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	72,916
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	354,080
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	126,695
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	59,809
Exelon Corp., 5.15%, 12/1/20		200,000	207,838
Exelon Corp., 4.45%, 4/15/46		100,000	99,299
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,506
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	81,009
FirstEnergy Corp., 4.25%, 3/15/23		230,000	234,676
FirstEnergy Corp., 4.85%, 7/15/47		50,000	52,081
Florida Power & Light Co., 3.95%, 3/1/48		90,000	90,206
Georgia Power Co., 4.30%, 3/15/42		60,000	60,931
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)		102,000	112,800
KazTransGas JSC, 4.375%, 9/26/27(2)		204,000	191,658
Listrindo Capital BV, 4.95%, 9/14/26		102,000	96,135
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	213,165
NiSource, Inc., 5.65%, 2/1/45		110,000	126,636
NRG Energy, Inc., 6.25%, 7/15/22		100,000	103,500
NRG Energy, Inc., 6.25%, 5/1/24		80,000	83,000
NRG Energy, Inc., 7.25%, 5/15/26		50,000	53,875
Pacific Gas & Electric Co., 4.00%, 12/1/46		75,000	67,970
Pampa Energia SA, 7.50%, 1/24/27		204,000	195,524
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		204,000	208,222
Potomac Electric Power Co., 3.60%, 3/15/24		19,000	19,187
Progress Energy, Inc., 3.15%, 4/1/22		110,000	108,779

		Shares/ Principal Amount	Value
Sempra Energy, 2.875%, 10/1/22		$110,000	$107,641
Sempra Energy, 3.25%, 6/15/27		140,000	131,935
Sempra Energy, 4.00%, 2/1/48		70,000	64,683
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	46,479
Southern Power Co., 5.15%, 9/15/41		60,000	61,861
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	56,675
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	200,000	240,441
Vistra Energy Corp., 7.375%, 11/1/22		$65,000	68,438
Vistra Energy Corp., 7.625%, 11/1/24		65,000	70,119
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	67,666
			5,789,795
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		1,000	984
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	199,115
			200,099
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		85,000	89,888
Anadarko Petroleum Corp., 5.55%, 3/15/26		210,000	227,524
Anadarko Petroleum Corp., 6.45%, 9/15/36		55,000	64,961
Antero Resources Corp., 5.125%, 12/1/22		160,000	161,600
Antero Resources Corp., 5.00%, 3/1/25		140,000	139,782
Apache Corp., 4.75%, 4/15/43		100,000	98,076
BP Capital Markets plc, 4.50%, 10/1/20		24,000	24,860
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	19,775
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		11,000	11,069
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	71,225
Cenovus Energy, Inc., 4.25%, 4/15/27		50,000	48,116
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		67,000	71,104
Chesapeake Energy Corp., 8.00%, 1/15/25		95,000	94,644
Chevron Corp., 2.10%, 5/16/21		180,000	176,218
Cimarex Energy Co., 4.375%, 6/1/24		220,000	225,409
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	246,758
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	153,009
CNX Resources Corp., 5.875%, 4/15/22		170,000	171,912
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20		90,000	94,725
Concho Resources, Inc., 4.375%, 1/15/25		210,000	211,593
Concho Resources, Inc., 4.875%, 10/1/47		60,000	61,749
ConocoPhillips Holding Co., 6.95%, 4/15/29		80,000	100,008
Continental Resources, Inc., 5.00%, 9/15/22		10,000	10,163
Continental Resources, Inc., 3.80%, 6/1/24		280,000	274,156
Denbury Resources, Inc., 9.00%, 5/15/21(2)		40,000	42,600
Denbury Resources, Inc., 4.625%, 7/15/23		75,000	63,000
Diamondback Energy, Inc., 4.75%, 11/1/24		100,000	96,875
Ecopetrol SA, 5.875%, 5/28/45		395,000	379,101
Encana Corp., 6.50%, 2/1/38		130,000	156,899

	Shares/ Principal Amount	Value
EOG Resources, Inc., 5.625%, 6/1/19	$60,000	$61,580
EOG Resources, Inc., 4.10%, 2/1/21	130,000	133,262
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	45,000	35,775
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	80,000	79,600
Equinor ASA, 2.45%, 1/17/23	230,000	222,004
Equinor ASA, 3.95%, 5/15/43	90,000	88,398
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	231,023
Exxon Mobil Corp., 3.04%, 3/1/26	120,000	116,730
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	40,000	36,900
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	714,000	748,559
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	140,000	148,815
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	140,000	160,793
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	200,000	188,640
Gulfport Energy Corp., 6.00%, 10/15/24	40,000	37,800
Gulfport Energy Corp., 6.375%, 5/15/25	140,000	134,924
Halcon Resources Corp., 6.75%, 2/15/25	145,000	136,662
Hess Corp., 6.00%, 1/15/40	130,000	135,562
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	20,000	20,050
Laredo Petroleum, Inc., 6.25%, 3/15/23	50,000	50,000
Marathon Oil Corp., 3.85%, 6/1/25	120,000	118,429
Marathon Oil Corp., 4.40%, 7/15/27	140,000	141,984
MEG Energy Corp., 7.00%, 3/31/24(2)	50,000	45,375
MEG Energy Corp., 6.50%, 1/15/25(2)	70,000	70,416
Murphy Oil Corp., 4.45%, 12/1/22	80,000	79,000
Newfield Exploration Co., 5.75%, 1/30/22	230,000	242,075
Newfield Exploration Co., 5.375%, 1/1/26	60,000	62,025
Noble Energy, Inc., 4.15%, 12/15/21	175,000	178,516
Oasis Petroleum, Inc., 6.875%, 3/15/22	120,000	122,100
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	120,000	119,100
Petrobras Global Finance BV, 5.75%, 2/1/29	380,000	340,898
Petrobras Global Finance BV, 7.25%, 3/17/44	180,000	169,650
Petroleos Mexicanos, 6.00%, 3/5/20	122,000	126,301
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	40,300
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	65,835
Petroleos Mexicanos, 6.50%, 3/13/27	140,000	142,597
Petroleos Mexicanos, 6.625%, 6/15/35	70,000	68,058
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	192,717
Phillips 66, 4.30%, 4/1/22	260,000	269,572
Phillips 66, 3.90%, 3/15/28	110,000	109,384
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)	204,000	204,570
QEP Resources, Inc., 5.375%, 10/1/22	110,000	112,442
Range Resources Corp., 5.00%, 8/15/22	100,000	99,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	459,000	477,965

		Shares/ Principal Amount	Value
Reliance Industries Ltd., 4.125%, 1/28/25		$332,000	$326,309
Saka Energi Indonesia PT, 4.45%, 5/5/24		204,000	193,778
Sanchez Energy Corp., 7.75%, 6/15/21		80,000	69,174
Sanchez Energy Corp., 6.125%, 1/15/23		70,000	46,375
Shell International Finance BV, 2.375%, 8/21/22		180,000	174,655
Shell International Finance BV, 3.625%, 8/21/42		165,000	153,896
SM Energy Co., 6.50%, 1/1/23		20,000	20,400
SM Energy Co., 5.00%, 1/15/24		80,000	75,400
Southwestern Energy Co., 6.70%, 1/23/25		100,000	99,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	67,774
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	96,250
Total Capital Canada Ltd., 2.75%, 7/15/23		17,000	16,510
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(3)	EUR	150,000	181,071
Tullow Oil plc, 7.00%, 3/1/25(2)		$250,000	248,750
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(2)		217,000	200,865
Whiting Petroleum Corp., 5.75%, 3/15/21		100,000	102,250
WPX Energy, Inc., 6.00%, 1/15/22		70,000	73,850
WPX Energy, Inc., 8.25%, 8/1/23		50,000	57,000
YPF SA, 8.50%, 7/28/25		204,000	208,845
YPF SA, 6.95%, 7/21/27		204,000	189,720
			12,554,557
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		170,000	157,534
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	38,137
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45		20,000	20,162
Allergan Finance LLC, 3.25%, 10/1/22		270,000	263,280
Allergan Funding SCS, 3.85%, 6/15/24		230,000	225,940
Allergan Funding SCS, 4.55%, 3/15/35		110,000	105,441
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)		130,000	97,175
IQVIA, Inc., 4.875%, 5/15/23(2)		120,000	121,200
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	529,674
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		110,000	88,992
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		250,000	253,655
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)		120,000	121,311
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)		125,000	127,212
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)		60,000	63,075
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)		195,000	181,106
Zoetis, Inc., 3.00%, 9/12/27		100,000	92,803
			2,291,026
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		40,000	34,800

		Shares/ Principal Amount	Value
Real Estate Management and Development†
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,311	$152,178
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	268,279
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	19,678
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	164,708
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	69,632
CSX Corp., 3.40%, 8/1/24		200,000	197,447
CSX Corp., 3.25%, 6/1/27		100,000	94,973
Union Pacific Corp., 4.75%, 9/15/41		220,000	236,138
			1,050,855
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22		20,000	21,952
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	47,587
Micron Technology, Inc., 5.50%, 2/1/25		25,000	26,134
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)		70,000	69,694
Sensata Technologies BV, 5.00%, 10/1/25(2)		20,000	20,150
			185,517
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22		198,000	202,207
IQVIA, Inc., 5.00%, 10/15/26(2)		40,000	38,350
Microsoft Corp., 2.70%, 2/12/25		340,000	326,971
Microsoft Corp., 3.125%, 11/3/25		100,000	98,419
Microsoft Corp., 4.25%, 2/6/47		340,000	360,173
Oracle Corp., 3.625%, 7/15/23		280,000	285,777
Oracle Corp., 2.65%, 7/15/26		280,000	260,975
Oracle Corp., 4.00%, 7/15/46		130,000	127,158
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		130,000	132,600
Tencent Holdings Ltd., 3.80%, 2/11/25(2)		153,000	152,754
Tencent Holdings Ltd., 3.60%, 1/19/28(2)		400,000	383,294
			2,368,678
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		130,000	129,350
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)		60,000	59,109
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)		70,000	64,750
Herc Rentals, Inc., 7.50%, 6/1/22(2)		60,000	63,750
Hertz Corp. (The), 7.375%, 1/15/21		40,000	39,200
Hertz Corp. (The), 6.25%, 10/15/22		75,000	67,313
Home Depot, Inc. (The), 3.75%, 2/15/24		230,000	235,321
Home Depot, Inc. (The), 5.95%, 4/1/41		260,000	328,254
Party City Holdings, Inc., 6.125%, 8/15/23(2)		50,000	51,000
PetSmart, Inc., 7.125%, 3/15/23(2)		180,000	87,444
PetSmart, Inc., 5.875%, 6/1/25(2)		50,000	34,750
Rent-A-Center, Inc., 6.625%, 11/15/20		70,000	66,850
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23		55,000	54,588
Sonic Automotive, Inc., 5.00%, 5/15/23		50,000	48,125

	Shares/ Principal Amount	Value
United Rentals North America, Inc., 4.625%, 7/15/23	$260,000	$262,600
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	71,137
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	84,362
		1,747,903
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	380,000	359,042
Apple, Inc., 2.45%, 8/4/26	140,000	129,014
Apple, Inc., 3.20%, 5/11/27	190,000	184,717
Apple, Inc., 2.90%, 9/12/27	90,000	85,476
CommScope Technologies LLC, 6.00%, 6/15/25(2)	135,000	136,012
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	160,000	171,957
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	520,000	549,284
EMC Corp., 2.65%, 6/1/20	25,000	24,414
NCR Corp., 5.00%, 7/15/22	90,000	89,100
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	147,452
Western Digital Corp., 4.75%, 2/15/26	60,000	59,137
		1,935,605
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	112,844
L Brands, Inc., 5.625%, 2/15/22	105,000	107,362
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	70,000	72,275
		292,481
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	510,000	506,120
Utilities†
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	204,000	217,403
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	228,000	222,300
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	204,000	209,610
Digicel Group Ltd., 8.25%, 9/30/20	160,000	122,000
Millicom International Cellular SA, 5.125%, 1/15/28(2)	255,000	236,818
MTN Mauritius Investment Ltd., 4.76%, 11/11/24	211,000	198,948
Sprint Communications, Inc., 9.00%, 11/15/18(2)	19,000	19,484
Sprint Communications, Inc., 6.00%, 11/15/22	85,000	84,575
Sprint Corp., 7.25%, 9/15/21	120,000	124,500
Sprint Corp., 7.875%, 9/15/23	75,000	78,900
Sprint Corp., 7.125%, 6/15/24	205,000	207,050
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	104,740
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	83,700
VEON Holdings BV, 5.20%, 2/13/19(2)	306,000	308,733
		2,001,358
TOTAL CORPORATE BONDS (Cost $120,573,027)		119,153,155
U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,714,535
U.S. Treasury Bonds, 3.00%, 5/15/42	380,000	380,453

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.875%, 5/15/43	$2,200,000	$2,149,684
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	390,000	398,135
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	299,426
U.S. Treasury Bonds, 2.50%, 2/15/45	6,100,000	5,525,742
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	558,928
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	99,758
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	309,368	351,676
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,481,596	2,912,736
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	140,594	187,440
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	692,760	864,277
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	934,439	1,173,541
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,052,877	983,807
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,837,567	3,129,330
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,295,854	3,151,297
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	568,596	559,745
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	6,500,465	6,445,829
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,616,640	6,723,551
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,480,838	5,513,174
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	4,617,675	4,529,097
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,790,564	1,764,222
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	5,513,865	5,397,373
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	2,144,700	2,127,886
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,347,650	5,344,378
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,214,480	4,096,929
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	992,940	1,101,884
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	6,892,762	6,762,974
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,675,910	3,650,761
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	5,986,325	5,721,714
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	354,099	345,304
U.S. Treasury Notes, 1.375%, 9/30/18	6,000,000	5,987,344
U.S. Treasury Notes, 1.75%, 9/30/19	1,100,000	1,091,492
U.S. Treasury Notes, 1.375%, 1/15/20(5)	850,000	836,486
U.S. Treasury Notes, 1.375%, 2/29/20(5)	1,000,000	982,422
U.S. Treasury Notes, 1.375%, 3/31/20	3,500,000	3,435,605
U.S. Treasury Notes, 1.50%, 5/15/20	3,300,000	3,242,250
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,669,287
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	246,973
U.S. Treasury Notes, 1.875%, 12/15/20	1,300,000	1,279,992
U.S. Treasury Notes, 2.25%, 2/15/21	2,000,000	1,985,820
U.S. Treasury Notes, 2.25%, 4/30/21	1,000,000	991,875
U.S. Treasury Notes, 2.00%, 10/31/21	1,120,000	1,097,863
U.S. Treasury Notes, 2.00%, 12/31/21	2,000,000	1,957,773
U.S. Treasury Notes, 1.875%, 1/31/22	1,600,000	1,558,281
U.S. Treasury Notes, 2.00%, 11/30/22	3,400,000	3,305,172
U.S. Treasury Notes, 2.25%, 8/15/27(5)	903,000	858,344
U.S. Treasury Notes, 2.75%, 2/15/28	300,000	297,223
TOTAL U.S. TREASURY SECURITIES (Cost $114,899,538)		114,789,788

		Shares/ Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$217,000	$205,664
Argentine Republic Government International Bond, 5.875%, 1/11/28		$50,000	43,950
			249,614
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	938,107
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	297,268
			1,235,375
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	172,000	233,375
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	185,000	220,980
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	121,000	214,978
			669,333
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	74,000	134,495
Canada — 0.4%
Canadian Government Bond, 1.00%, 9/1/22	CAD	3,200,000	2,361,968
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	323,359
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	472,428
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	631,508
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	366,341
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	476,901
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	30,857
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	93,632
			4,756,994
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	920,000,000	1,474,969
Chile Government International Bond, 3.25%, 9/14/21		$230,000	229,971
			1,704,940
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	295,293
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	124,500
			419,793
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	128,293
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	95,581
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	92,381
			187,962
Dominican Republic†
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	425,164
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	219,000	323,280

		Shares/ Principal Amount	Value
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	$1,151,401
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	274,040
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	866,800
			2,292,241
Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	215,246
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	775,000	894,273
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,469,564
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	164,971
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	232,064
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	358,000	567,474
			3,543,592
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	195,400,000	937,634
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	390,844
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	197,912
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,513,657
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	623,000	900,874
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	405,000	481,900
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	164,850
			3,259,193
Japan — 0.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	252,499
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,815,062
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	188,450,000	2,257,537
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	309,680
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,373,834
			10,008,612
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	244,319
Mexico — 0.3%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	440,538
Mexican Bonos, 10.00%, 11/20/36	MXN	35,070,000	2,113,451
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	689,500
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$228,000	211,356
			3,454,845
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(6)	EUR	152,000	180,131
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	506,000	600,721
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	82,000	136,767
			917,619
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	185,000	148,611

		Shares/ Principal Amount	Value
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	405,000	$51,151
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	1,880,000	231,552
			282,703
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	125,750
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	184,800
			310,550
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	305,436
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	123,081
			428,517
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	224,564
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	262,558
			487,122
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	87,080
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	323,969
			411,049
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	293,714
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	5,800,000	450,971
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	8,100,000	708,427
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	8,700,000	635,092
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	190,939
			1,985,429
Spain†
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	100,000	139,688
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	132,000	160,820
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	47,000	74,019
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	9,000	15,931
			390,458
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	467,303
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	98,856
			566,159
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	394,954
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$230,000	238,234
Turkey Government International Bond, 3.25%, 3/23/23		$47,000	42,253
			280,487

		Shares/ Principal Amount	Value
United Kingdom — 0.3%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	$645,127
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	1,037,645
United Kingdom Gilt, 4.50%, 12/7/42	GBP	636,000	1,317,220
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	412,471
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	247,557
			3,660,020
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	72,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $44,396,788)			44,996,315
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 3.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.5%
FHLMC, VRN, 1.98%, 6/15/18		45,896	47,263
FHLMC, VRN, 2.31%, 6/15/18		344,688	340,180
FHLMC, VRN, 2.37%, 6/15/18		473,191	470,676
FHLMC, VRN, 2.59%, 6/15/18		57,371	59,283
FHLMC, VRN, 3.08%, 6/15/18		460,729	462,497
FHLMC, VRN, 3.32%, 6/15/18		179,380	188,940
FHLMC, VRN, 3.47%, 6/15/18		75,681	77,972
FHLMC, VRN, 3.62%, 6/15/18		286,604	302,512
FHLMC, VRN, 3.68%, 6/15/18		106,929	109,104
FHLMC, VRN, 3.69%, 6/15/18		152,637	161,068
FHLMC, VRN, 3.83%, 6/15/18		55,437	58,530
FHLMC, VRN, 4.06%, 6/15/18		116,480	120,821
FHLMC, VRN, 4.08%, 6/15/18		97,063	100,076
FHLMC, VRN, 4.23%, 6/15/18		25,157	26,443
FNMA, VRN, 2.63%, 6/25/18		262,385	261,611
FNMA, VRN, 2.71%, 6/25/18		27,465	27,541
FNMA, VRN, 3.16%, 6/25/18		168,915	175,123
FNMA, VRN, 3.17%, 6/25/18		263,587	273,058
FNMA, VRN, 3.18%, 6/25/18		222,900	231,238
FNMA, VRN, 3.18%, 6/25/18		316,124	316,412
FNMA, VRN, 3.18%, 6/25/18		130,369	135,060
FNMA, VRN, 3.18%, 6/25/18		486,114	485,681
FNMA, VRN, 3.21%, 6/25/18		330,246	330,275
FNMA, VRN, 3.25%, 6/25/18		476,980	482,129
FNMA, VRN, 3.32%, 6/25/18		130,992	133,146
FNMA, VRN, 3.38%, 6/25/18		34,302	35,564
FNMA, VRN, 3.47%, 6/25/18		141,206	148,805
FNMA, VRN, 3.53%, 6/25/18		55,968	58,769
FNMA, VRN, 3.56%, 6/25/18		36,158	37,782
FNMA, VRN, 3.61%, 6/25/18		136,771	140,824
FNMA, VRN, 3.93%, 6/25/18		129,682	134,059
			5,932,442
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.7%
FHLMC, 4.50%, 1/1/19		11,378	11,458

	Shares/ Principal Amount	Value
FHLMC, 5.00%, 10/1/19	$1,379	$1,386
FHLMC, 5.00%, 11/1/19	6,337	6,368
FHLMC, 5.50%, 11/1/19	173	173
FHLMC, 5.50%, 11/1/19	138	138
FHLMC, 5.50%, 11/1/19	589	594
FHLMC, 5.50%, 11/1/19	153	153
FHLMC, 5.50%, 11/1/19	70	70
FHLMC, 5.50%, 12/1/19	670	676
FHLMC, 5.00%, 2/1/20	339	341
FHLMC, 5.00%, 2/1/20	172	173
FHLMC, 5.50%, 3/1/20	745	753
FHLMC, 5.50%, 3/1/20	613	620
FHLMC, 5.50%, 3/1/20	1,339	1,354
FHLMC, 5.00%, 5/1/20	453	455
FHLMC, 5.00%, 5/1/20	1,814	1,823
FHLMC, 5.00%, 5/1/20	1,438	1,445
FHLMC, 4.50%, 7/1/20	5,586	5,635
FHLMC, 4.00%, 10/1/20	2,655	2,731
FHLMC, 8.00%, 6/1/26	3,850	3,932
FHLMC, 8.00%, 6/1/26	260	285
FHLMC, 7.00%, 8/1/29	987	1,057
FHLMC, 8.00%, 7/1/30	8,225	9,437
FHLMC, 5.50%, 12/1/33	146,096	160,631
FHLMC, 6.50%, 5/1/34	6,560	7,386
FHLMC, 5.50%, 6/1/35	3,340	3,583
FHLMC, 5.00%, 9/1/35	3,050	3,247
FHLMC, 5.00%, 9/1/35	2,601	2,776
FHLMC, 5.50%, 10/1/35	23,746	25,802
FHLMC, 5.50%, 10/1/35	15,940	17,354
FHLMC, 5.00%, 11/1/35	54,555	58,524
FHLMC, 5.00%, 11/1/35	81,742	88,116
FHLMC, 6.50%, 3/1/36	475	534
FHLMC, 6.50%, 3/1/36	1,414	1,591
FHLMC, 5.50%, 1/1/38	95,243	103,073
FHLMC, 6.00%, 2/1/38	55,750	61,862
FHLMC, 6.00%, 11/1/38	278,277	307,775
FNMA, 4.00%, 6/13/18(8)	750,000	766,172
FNMA, 4.50%, 6/13/18(8)	2,621,000	2,735,874
FNMA, 4.00%, 6/1/19	358	368
FNMA, 4.50%, 6/1/19	7,473	7,526
FNMA, 4.50%, 12/1/19	1,013	1,020
FNMA, 5.00%, 3/1/20	3,083	3,129
FNMA, 5.00%, 3/1/20	2,043	2,073
FNMA, 5.00%, 4/1/20	1,721	1,746
FNMA, 5.00%, 5/1/20	489	496
FNMA, 5.00%, 5/1/20	1,365	1,385
FNMA, 5.00%, 7/1/20	2,149	2,181

	Shares/ Principal Amount	Value
FNMA, 7.00%, 5/1/26	$2,011	$2,095
FNMA, 7.00%, 6/1/26	1,084	1,186
FNMA, 6.50%, 4/1/29	8,434	9,389
FNMA, 6.50%, 6/1/29	9,895	11,012
FNMA, 6.50%, 6/1/29	6,586	7,332
FNMA, 7.00%, 7/1/29	1,480	1,494
FNMA, 6.50%, 8/1/29	9,831	10,946
FNMA, 7.00%, 3/1/30	6,093	6,544
FNMA, 7.50%, 9/1/30	5,121	5,968
FNMA, 6.50%, 9/1/31	30,663	34,137
FNMA, 7.00%, 9/1/31	17,992	19,174
FNMA, 6.50%, 1/1/32	6,171	6,871
FNMA, 5.50%, 6/1/33	47,652	52,076
FNMA, 5.50%, 8/1/33	331,144	359,980
FNMA, 5.00%, 11/1/33	289,112	310,947
FNMA, 5.50%, 1/1/34	300,514	326,727
FNMA, 5.50%, 9/1/34	15,546	16,765
FNMA, 5.50%, 10/1/34	14,633	15,782
FNMA, 6.00%, 10/1/34	20,533	22,591
FNMA, 5.00%, 11/1/34	64,563	68,491
FNMA, 5.50%, 3/1/35	689	740
FNMA, 5.50%, 3/1/35	4,729	5,081
FNMA, 5.50%, 3/1/35	5,973	6,430
FNMA, 5.50%, 3/1/35	14,282	15,482
FNMA, 5.50%, 3/1/35	10,580	11,544
FNMA, 5.00%, 4/1/35	13,651	14,724
FNMA, 6.00%, 5/1/35	4,439	4,907
FNMA, 6.00%, 5/1/35	424	467
FNMA, 6.00%, 6/1/35	7,282	8,011
FNMA, 6.00%, 6/1/35	2,223	2,452
FNMA, 6.00%, 6/1/35	378	416
FNMA, 5.00%, 7/1/35	73,334	79,174
FNMA, 5.50%, 7/1/35	7,052	7,586
FNMA, 6.00%, 7/1/35	31,075	34,492
FNMA, 6.00%, 7/1/35	3,073	3,381
FNMA, 6.00%, 7/1/35	9,050	9,957
FNMA, 5.50%, 8/1/35	5,469	5,939
FNMA, 4.50%, 9/1/35	293,768	308,248
FNMA, 5.50%, 9/1/35	16,458	17,919
FNMA, 5.50%, 9/1/35	705	770
FNMA, 5.50%, 9/1/35	393	429
FNMA, 5.50%, 9/1/35	9,721	10,613
FNMA, 5.50%, 9/1/35	54,059	59,020
FNMA, 5.00%, 10/1/35	9,347	9,981
FNMA, 5.50%, 10/1/35	110,206	120,375
FNMA, 6.00%, 10/1/35	17,850	19,680
FNMA, 5.50%, 11/1/35	74,541	81,364

	Shares/ Principal Amount	Value
FNMA, 6.00%, 11/1/35	$8,355	$9,192
FNMA, 6.50%, 11/1/35	2,818	3,137
FNMA, 6.50%, 12/1/35	7,281	8,108
FNMA, 6.50%, 4/1/36	9,361	10,422
FNMA, 6.00%, 8/1/36	9,066	10,030
FNMA, 5.00%, 10/1/36	95,606	101,449
FNMA, 5.00%, 11/1/36	140,353	150,147
FNMA, 5.50%, 1/1/37	382,794	416,097
FNMA, 6.00%, 5/1/37	6,694	7,384
FNMA, 6.00%, 7/1/37	1,742	1,929
FNMA, 6.50%, 8/1/37	5,294	5,698
FNMA, 6.50%, 8/1/37	339,819	354,191
FNMA, 6.50%, 8/1/37	409,903	425,998
FNMA, 5.00%, 4/1/40	961,329	1,031,481
FNMA, 4.00%, 1/1/41	3,626,927	3,744,692
FNMA, 5.00%, 6/1/41	789,387	847,298
FNMA, 4.50%, 7/1/41	728,456	768,489
FNMA, 4.50%, 9/1/41	19,539	20,577
FNMA, 4.50%, 9/1/41	1,825,529	1,925,799
FNMA, 4.00%, 12/1/41	1,565,039	1,611,751
FNMA, 4.00%, 1/1/42	29,972	30,852
FNMA, 3.50%, 5/1/42	1,320,724	1,326,191
FNMA, 3.50%, 6/1/42	679,071	681,865
FNMA, 3.00%, 11/1/42	1,033,916	1,011,469
FNMA, 3.50%, 5/1/45	1,244,116	1,243,868
FNMA, 4.00%, 4/1/46	1,470,201	1,504,377
FNMA, 6.50%, 8/1/47	27,853	30,130
FNMA, 6.50%, 9/1/47	35,397	38,151
FNMA, 6.50%, 9/1/47	2,122	2,290
FNMA, 6.50%, 9/1/47	18,612	20,048
GNMA, 2.50%, 6/21/18(8)	100,000	94,896
GNMA, 3.00%, 6/21/18(8)	2,100,000	2,055,293
GNMA, 9.00%, 4/20/25	602	661
GNMA, 7.50%, 10/15/25	2,097	2,132
GNMA, 6.00%, 4/15/26	561	618
GNMA, 7.50%, 6/15/26	2,006	2,056
GNMA, 7.00%, 12/15/27	9,627	9,687
GNMA, 7.50%, 12/15/27	5,933	6,403
GNMA, 6.00%, 5/15/28	12,506	13,760
GNMA, 6.50%, 5/15/28	5,331	5,948
GNMA, 7.00%, 5/15/31	20,390	23,170
GNMA, 5.50%, 11/15/32	65,981	72,166
GNMA, 6.50%, 10/15/38	920,368	1,058,059
GNMA, 4.50%, 5/20/41	1,051,860	1,106,802
GNMA, 4.50%, 6/15/41	417,435	441,064
GNMA, 4.00%, 12/15/41	507,597	523,688
GNMA, 3.50%, 7/20/42	440,019	445,808

	Shares/ Principal Amount	Value
GNMA, 3.50%, 4/20/45	$224,171	$225,877
GNMA, 2.50%, 7/20/46	329,687	313,137
GNMA, 2.50%, 8/20/46	942,078	894,834
		31,183,139
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $37,027,027)		37,115,581
MUNICIPAL SECURITIES — 2.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	179,966
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.13%, 6/6/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 1.04%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,850,000	1,850,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	1,225,000	1,225,000
Illinois Housing Development Authority Rev., VRDN, 1.85%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)	3,850,000	3,850,000
Kansas City Rev., VRDN, 1.91%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,030,000	1,030,000
Kansas City Rev., VRDN, 1.91%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,870,000	1,870,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	164,270
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	40,346
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,337
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	264,623
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	198,171
New York City GO, 6.27%, 12/1/37	40,000	52,838
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	220,290
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.82%, 6/6/18, resets weekly off the remarketing agent (LOC: FNMA)	1,300,000	1,300,000
Pasadena Public Financing Authority Rev., VRDN, 1.88%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	4,305,000	4,305,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	357,967
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.04%, 6/6/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	3,200,000	3,200,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	333,516
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	170,000	210,355
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	195,354
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	168,460
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,735
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	230,892

	Shares/ Principal Amount	Value
State of California GO, 4.60%, 4/1/38	$100,000	$104,660
State of California GO, 7.55%, 4/1/39	60,000	89,579
State of California GO, 7.30%, 10/1/39	90,000	128,402
State of California GO, 7.60%, 11/1/40	145,000	220,818
State of Illinois GO, 5.10%, 6/1/33	170,000	163,904
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	160,515
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.88%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,453,000	2,453,000
Tennis for Charity, Inc. Rev., VRDN, 1.70%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,675,000	2,675,000
Wisconsin Health & Educational Facilities Authority Rev., (Aurora Health Care Obligated Group), VRDN, 0.92%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of Montreal)	1,240,000	1,240,000
TOTAL MUNICIPAL SECURITIES (Cost $29,218,444)		29,809,998
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	27,622	27,883
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.89%, 6/1/18(9)	72,411	73,266
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 6/1/18(2)(9)	177,769	178,477
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 6/1/18(2)(9)	97,286	96,982
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.19%, 6/1/18(9)	181,354	181,120
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 6/1/18(9)	39,135	38,342
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.85%, 6/1/18(9)	107,679	105,388
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.47%, 6/1/18(9)	157,260	156,193
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.58%, 6/1/18(9)	114,996	116,580
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 6/1/18(9)	165,647	166,744
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/1/18(2)(9)	398,163	396,461
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 6/1/18(2)(9)	230,604	229,826
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 6/1/18(9)	165,607	164,932
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.51%, 6/1/18(9)	72,941	72,345
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 6/1/18(2)(9)	269,139	266,825
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 6/1/18(2)(9)	217,698	216,399
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.40%, 6/1/18(9)	97,617	96,859

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 6/1/18(9)	$135,659	$136,968
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.51%, 6/1/18(9)	185,610	184,809
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.67%, 6/1/18(9)	307,621	314,320
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 6/1/18(9)	61,924	62,727
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.72%, 6/1/18(9)	130,869	131,643
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.92%, 6/1/18(9)	67,426	67,573
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.81%, 6/1/18(9)	156,924	159,507
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/18(2)(9)	13,890	13,501
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 6/1/18(2)(9)	280,009	276,138
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 6/1/18(2)(9)	537,287	529,859
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.67%, 6/1/18(9)	551,122	568,115
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.60%, 6/25/18(9)	123,565	122,784
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 6/1/18(9)	130,401	132,171
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 6/1/18(9)	40,750	42,363
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 6/1/18(2)(9)	290,869	296,015
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.46%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	199,534	205,645
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 6/1/18(9)	12,638	13,047
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/18(9)	25,261	25,451
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	25,843	26,161
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 6/1/18(2)(9)	587,064	580,233
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	175,170	174,185
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	701,972	701,318
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 6/1/18(2)(9)	243,752	246,958
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 6/1/18(2)(9)	486,895	486,226
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/1/18(2)(9)	800,000	813,829
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 6/1/18(2)(9)	200,369	191,920
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.54%, 6/1/18(9)	113,032	113,944

	Shares/ Principal Amount	Value
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.70%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.74%	$389,364	$384,669
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	101,011	102,658
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 6/1/18(9)	375,750	370,615
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.33%, 6/1/18(9)	181,663	183,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.64%, 6/1/18(9)	14,538	14,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 6/1/18(9)	172,050	175,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	88,358	87,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	245,965	253,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.85%, 6/1/18(9)	390,133	411,929
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.82%, 6/1/18(9)	178,423	184,039
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.86%, 6/1/18(9)	45,586	46,706
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.88%, 6/1/18(9)	180,606	183,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.96%, 6/1/18(9)	89,960	90,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.34%, 6/1/18(9)	157,055	159,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	129,619	129,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	141,969	141,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.95%, 6/1/18(9)	145,172	142,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.78%, 6/1/18(9)	117,490	117,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 6/1/18(9)	240,298	231,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	63,774	64,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	30,315	31,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	73,446	73,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	32,575	33,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 6/1/18(9)	77,608	74,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.72%, 6/1/18(9)	91,927	89,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	82,917	87,470
		13,066,320
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.26%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.30%	25,000	25,301

	Shares/ Principal Amount	Value
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	$100,000	$101,393
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.16%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.20%	2,558,440	2,589,543
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.76%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.80%	115,497	115,762
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.45%	146,251	145,781
FHLMC, Series KF29, Class A, VRN, 2.27%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.36%	977,410	980,655
FHLMC, Series KF32, Class A, VRN, 2.28%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.37%	973,555	976,889
FNMA, Series 2014-C02, Class 1M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	225,000	238,816
FNMA, Series 2014-C02, Class 2M2, VRN, 4.56%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.60%	553,004	584,921
FNMA, Series 2016-C04, Class 1M1, VRN, 3.41%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.45%	216,178	217,793
FNMA, Series 2016-C05, Class 2M1, VRN, 3.31%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.35%	163,627	164,376
FNMA, Series 2017-C01, Class 1M1, VRN, 3.26%, 6/25/18, resets monthly off the 1-month LIBOR plus 1.30%	361,828	364,828
FNMA, Series 2017-C03, Class 1M2, VRN, 4.96%, 6/25/18, resets monthly off the 1-month LIBOR plus 3.00%	130,000	139,068
FNMA, Series 2017-C06, Class 1M1, VRN, 2.71%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.75%	85,774	85,936
FNMA, Series 2017-C06, Class 2M1, VRN, 2.71%, 6/25/18, resets monthly off the 1-month LIBOR plus 0.75%	112,323	112,447
FNMA, Series 2017-C07, Class 1M2, VRN, 4.36%, 6/25/18, resets monthly off the 1-month LIBOR plus 2.40%	2,500,000	2,575,468
		9,418,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,458,972)		22,485,297
ASSET-BACKED SECURITIES(7) — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	250,000	249,127
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	175,000	174,770
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	395,901	387,737
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.17%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	1,185,506	1,195,416
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	23,150	23,145
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	139,609	139,341
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	774,890	769,738
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	62,866	62,474
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	334,514	328,416
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	375,651	370,136

	Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.64%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	$1,094,737	$1,096,469
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.89%, 6/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	2,725,000	2,730,745
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.18%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.28%(2)	975,000	984,922
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	218,940	214,562
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	213,363	210,249
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	236,678	231,448
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	88,130	86,196
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.34%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	474,532	477,072
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	74,760	72,611
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	500,000	493,823
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	150,000	147,962
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	263,029	261,566
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	230,457	229,944
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	215,091	213,456
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	85,055	84,036
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/1/18(2)(9)	422,101	415,291
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 6/1/18(2)(9)	599,814	589,167
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 6/1/18(2)(9)	477,554	472,989
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	65,389	69,153
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	111,551	111,805
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	710,435	700,066
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	83,285	81,091
TOTAL ASSET-BACKED SECURITIES (Cost $13,729,587)		13,674,923
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.72%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	419,928	420,231
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	614,819

	Shares/ Principal Amount	Value
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	$850,000	$842,251
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 6/1/18(9)	700,000	725,612
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/18(9)	700,000	719,190
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 6/1/18(9)	750,000	761,608
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/18(9)	775,000	768,271
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/18(9)	150,000	155,969
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 6/1/18(9)	700,000	697,228
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	50,000	49,112
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	50,000	49,903
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	975,000	964,412
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 6/1/18(9)	50,000	49,599
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.62%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,050,000	1,054,750
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	197,149
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 6/1/18(9)	700,000	698,929
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/18(2)(9)	900,000	894,245
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	210,000	206,819
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	416,546
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.82%, 6/15/18, resets monthly off the 1-month LIBOR plus 0.90%(2)	1,150,000	1,150,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	400,000	378,021
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	75,000	71,012
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	192,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	97,507
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/18(2)(9)	700,000	693,248
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	705,000	681,785
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,757,682)		13,551,019
COLLATERALIZED LOAN OBLIGATIONS(7) — 0.9%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	100,000	99,804

	Shares/ Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	$375,000	$374,921
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(2)	225,000	224,977
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	350,000	349,544
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	2,000,000	2,002,231
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	450,000	449,755
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	75,000	75,058
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	750,000	749,224
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	250,000	248,323
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	600,000	599,098
Dryden 64 CLO Ltd, Series 2018-64A Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	1,000,000	997,945
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(2)	275,000	275,356
LoanCore 2018-CRE1 Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.44%, 6/15/18, resets monthly off the 1-month LIBOR plus 1.50%(2)(10)	899,000	900,124
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(2)	450,000	449,854
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	200,000	199,995
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	650,000	647,563
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(2)	425,000	425,812
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.75%(2)	125,000	125,318
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	750,000	748,232
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	250,000	249,581
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,198,681)		10,192,715
COMMERCIAL PAPER(11) — 0.6%
Chevron Corp., 1.87%, 6/12/18	2,500,000	2,498,555
Massachusetts Education Financing Authority, 2.10%, 8/8/18	3,800,000	3,800,000

	Shares/ Principal Amount	Value
University of Texas System (The), 1.81%, 7/2/18	$1,000,000	$999,970
TOTAL COMMERCIAL PAPER (Cost $7,298,602)		7,298,525
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.125%, 4/24/26	230,000	216,483
FNMA, 6.625%, 11/15/30	2,415,000	3,258,615
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,315,420)		3,475,098
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF	15,050	1,821,802
iShares Russell Mid-Cap Growth ETF	2,204	278,409
iShares Russell Mid-Cap Value ETF	4,908	431,070
SPDR S&P Oil & Gas Exploration & Production ETF	16,068	678,873
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,106,675)		3,210,154
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $37,738)	750	47,078
TEMPORARY CASH INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,728,821	17,728,821
U.S. Treasury Bills, 1.86%, 8/2/18(5)(11)	$550,000	548,267
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,277,098)		18,277,088
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $992,757,462)		1,166,834,626
OTHER ASSETS AND LIABILITIES†		(464,028)
TOTAL NET ASSETS — 100.0%		$1,166,370,598

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	784,253	USD	593,401	UBS AG	6/13/18	$(282)
USD	275,149	AUD	366,041	JPMorgan Chase Bank N.A.	6/13/18	(1,682)
USD	280,576	AUD	358,811	UBS AG	6/13/18	9,213
USD	436,450	AUD	562,233	UBS AG	6/13/18	11,242
USD	273,327	AUD	364,730	UBS AG	6/13/18	(2,513)
BRL	529,235	USD	161,136	Goldman Sachs & Co.	6/13/18	(19,147)
BRL	813,286	USD	245,328	Goldman Sachs & Co.	6/13/18	(27,131)
USD	291,199	BRL	951,550	Goldman Sachs & Co.	6/13/18	35,907
USD	68,193	BRL	223,770	Goldman Sachs & Co.	6/13/18	8,158
USD	51,094	BRL	167,201	Goldman Sachs & Co.	6/13/18	6,236
CAD	390,805	USD	310,583	JPMorgan Chase Bank N.A.	6/13/18	(9,092)
CAD	1,423,989	USD	1,108,537	JPMorgan Chase Bank N.A.	6/13/18	(9,984)
CAD	3,986,891	USD	3,100,106	JPMorgan Chase Bank N.A.	6/13/18	(24,371)
CAD	38,422	USD	29,581	JPMorgan Chase Bank N.A.	6/13/18	61
CAD	24,112	USD	18,822	Morgan Stanley	6/29/18	(212)
CAD	10,033	USD	7,832	Morgan Stanley	6/29/18	(88)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,060	USD	1,614	Morgan Stanley	6/29/18	$(23)
CAD	19,886	USD	15,575	Morgan Stanley	6/29/18	(226)
CAD	2,518	USD	1,986	Morgan Stanley	6/29/18	(42)
CAD	2,140	USD	1,661	Morgan Stanley	6/29/18	(9)
CAD	33,715	USD	26,208	Morgan Stanley	6/29/18	(185)
CAD	38,396	USD	29,916	Morgan Stanley	6/29/18	(281)
CAD	20,752	USD	16,028	Morgan Stanley	6/29/18	(11)
CAD	36,645	USD	28,581	Morgan Stanley	6/29/18	(297)
CAD	27,652	USD	21,587	Morgan Stanley	6/29/18	(244)
CAD	23,933	USD	18,738	Morgan Stanley	6/29/18	(265)
CAD	19,360	USD	15,041	Morgan Stanley	6/29/18	(98)
CAD	25,244	USD	19,590	Morgan Stanley	6/29/18	(106)
CAD	22,001	USD	17,090	Morgan Stanley	6/29/18	(109)
CAD	23,621	USD	18,159	Morgan Stanley	6/29/18	72
USD	2,829,954	CAD	3,659,798	JPMorgan Chase Bank N.A.	6/13/18	6,558
USD	47,638	CAD	61,577	JPMorgan Chase Bank N.A.	6/13/18	133
USD	27,603	CAD	35,517	JPMorgan Chase Bank N.A.	6/13/18	203
USD	792,660	CAD	1,018,830	JPMorgan Chase Bank N.A.	6/13/18	6,672
USD	800,165	CAD	1,028,011	JPMorgan Chase Bank N.A.	6/13/18	7,094
USD	1,892,678	CAD	2,415,701	JPMorgan Chase Bank N.A.	6/13/18	29,057
USD	666,659	CAD	862,303	Morgan Stanley	6/29/18	1,096
USD	267,956	CAD	346,593	Morgan Stanley	6/29/18	441
USD	70,799	CAD	91,577	Morgan Stanley	6/29/18	116
USD	16,403	CAD	21,129	Morgan Stanley	6/29/18	95
USD	1,860	CAD	2,399	Morgan Stanley	6/29/18	8
USD	18,326	CAD	23,366	Morgan Stanley	6/29/18	291
USD	20,568	CAD	26,244	Morgan Stanley	6/29/18	312
USD	23,838	CAD	30,083	Morgan Stanley	6/29/18	618
USD	9,332	CAD	12,007	Morgan Stanley	6/29/18	65
USD	1,810	CAD	2,329	Morgan Stanley	6/29/18	13
USD	21,560	CAD	27,637	Morgan Stanley	6/29/18	228
USD	6,573	CAD	8,428	Morgan Stanley	6/29/18	68
USD	15,823	CAD	20,382	Morgan Stanley	6/29/18	91
USD	9,038	CAD	11,643	Morgan Stanley	6/29/18	52
CHF	272,157	USD	276,283	UBS AG	6/13/18	48
CHF	1,873,610	USD	1,902,780	UBS AG	6/13/18	(431)
CHF	20,635	USD	20,751	Credit Suisse AG	6/29/18	233
CHF	20,602	USD	20,718	Credit Suisse AG	6/29/18	232
CHF	39,801	USD	40,266	Credit Suisse AG	6/29/18	208
CHF	83,933	USD	84,887	Morgan Stanley	6/29/18	463
USD	755,929	CHF	707,096	UBS AG	6/13/18	37,987
USD	198,728	CHF	197,948	UBS AG	6/13/18	(2,256)
USD	1,733,297	CHF	1,735,297	UBS AG	6/13/18	(28,617)
USD	1,879,814	CHF	1,857,895	UBS AG	6/13/18	(6,578)
USD	770,786	CHF	729,010	Credit Suisse AG	6/29/18	29,471
USD	18,671	CHF	18,612	Credit Suisse AG	6/29/18	(255)
CLP	7,055,729	USD	11,683	Goldman Sachs & Co.	6/13/18	(484)
CLP	92,620,274	USD	150,090	Goldman Sachs & Co.	6/13/18	(3,084)
CLP	497,184,830	USD	799,847	Goldman Sachs & Co.	6/13/18	(10,723)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	322,209,638	USD	510,318	Goldman Sachs & Co.	6/13/18	$1,088
CLP	168,994,471	USD	268,322	Goldman Sachs & Co.	6/13/18	(96)
CLP	81,253,840	USD	128,848	Goldman Sachs & Co.	6/13/18	117
CLP	80,585,957	USD	127,308	Goldman Sachs & Co.	6/13/18	597
CLP	32,109,646	USD	51,375	Goldman Sachs & Co.	6/13/18	(411)
CLP	20,221,500	USD	32,072	Goldman Sachs & Co.	6/13/18	23
USD	1,926,393	CLP	1,162,751,545	Goldman Sachs & Co.	6/13/18	80,891
USD	16,693	CLP	10,092,500	Goldman Sachs & Co.	6/13/18	675
USD	775,418	CLP	470,771,934	Goldman Sachs & Co.	6/13/18	28,216
USD	929,935	CLP	586,320,221	Goldman Sachs & Co.	6/13/18	(664)
CZK	144,748	USD	7,047	Morgan Stanley	6/13/18	(492)
CZK	803,637	USD	38,395	Morgan Stanley	6/13/18	(1,999)
USD	85,724	CZK	1,748,064	Morgan Stanley	6/13/18	6,555
USD	59,565	CZK	1,269,142	Morgan Stanley	6/13/18	2,087
DKK	43,946	USD	7,312	JPMorgan Chase Bank N.A.	6/13/18	(405)
DKK	711,643	USD	116,010	JPMorgan Chase Bank N.A.	6/13/18	(4,161)
USD	131,553	DKK	785,073	JPMorgan Chase Bank N.A.	6/13/18	8,163
USD	62,493	DKK	387,909	JPMorgan Chase Bank N.A.	6/13/18	1,525
EUR	163,426	USD	191,803	JPMorgan Chase Bank N.A.	6/13/18	(632)
EUR	30,310	USD	37,740	UBS AG	6/29/18	(2,237)
EUR	37,304	USD	46,786	UBS AG	6/29/18	(3,090)
EUR	29,643	USD	36,702	UBS AG	6/29/18	(1,980)
EUR	11,810	USD	14,579	UBS AG	6/29/18	(745)
EUR	2,187	USD	2,703	UBS AG	6/29/18	(141)
EUR	9,517	USD	11,714	UBS AG	6/29/18	(566)
EUR	28,222	USD	34,836	UBS AG	6/29/18	(1,779)
EUR	18,351	USD	22,651	UBS AG	6/29/18	(1,157)
EUR	4,150	USD	5,139	UBS AG	6/29/18	(279)
EUR	7,600	USD	9,438	UBS AG	6/29/18	(536)
EUR	49,404	USD	60,975	UBS AG	6/29/18	(3,106)
EUR	5,425	USD	6,670	UBS AG	6/29/18	(315)
EUR	90,289	USD	108,046	UBS AG	6/29/18	(2,289)
EUR	24,370	USD	28,572	UBS AG	6/29/18	(26)
EUR	74,593	USD	87,664	UBS AG	6/29/18	(291)
EUR	95,093	USD	109,929	UBS AG	6/29/18	1,457
USD	7,927,165	EUR	6,604,468	JPMorgan Chase Bank N.A.	6/13/18	201,427
USD	339,488	EUR	284,176	JPMorgan Chase Bank N.A.	6/13/18	7,066
USD	3,419,740	EUR	2,765,661	UBS AG	6/29/18	180,246
USD	304,325	EUR	246,118	UBS AG	6/29/18	16,040
USD	245,781	EUR	198,771	UBS AG	6/29/18	12,954
USD	1,438,033	EUR	1,156,761	UBS AG	6/29/18	83,088
USD	15,701	EUR	12,662	UBS AG	6/29/18	869
USD	9,861	EUR	7,919	UBS AG	6/29/18	585
USD	17,487	EUR	14,044	UBS AG	6/29/18	1,037
USD	54,349	EUR	43,335	UBS AG	6/29/18	3,590
USD	17,783	EUR	14,242	UBS AG	6/29/18	1,101
USD	11,641	EUR	9,414	UBS AG	6/29/18	614
USD	181,200	EUR	146,789	UBS AG	6/29/18	9,262
USD	123,159	EUR	99,671	UBS AG	6/29/18	6,411

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	91,097	EUR	73,802	UBS AG	6/29/18	$4,651
USD	14,378	EUR	11,599	UBS AG	6/29/18	792
USD	14,387	EUR	11,580	UBS AG	6/29/18	823
USD	110,271	EUR	88,641	UBS AG	6/29/18	6,444
USD	8,476	EUR	6,974	UBS AG	6/29/18	308
USD	21,930	EUR	18,062	UBS AG	6/29/18	773
USD	10,441	EUR	8,671	UBS AG	6/29/18	285
USD	89,055	EUR	74,360	UBS AG	6/29/18	1,955
USD	39,910	EUR	33,324	UBS AG	6/29/18	876
USD	5,286	EUR	4,447	UBS AG	6/29/18	78
USD	41,915	EUR	35,499	UBS AG	6/29/18	334
GBP	9,283	USD	13,171	Credit Suisse AG	6/13/18	(826)
GBP	1,638,550	USD	2,261,346	Credit Suisse AG	6/13/18	(82,291)
GBP	7,902	USD	11,221	Morgan Stanley	6/29/18	(702)
GBP	18,430	USD	26,006	Morgan Stanley	6/29/18	(1,475)
GBP	7,752	USD	10,524	Morgan Stanley	6/29/18	(205)
GBP	19,625	USD	26,638	Morgan Stanley	6/29/18	(517)
GBP	20,354	USD	27,558	Morgan Stanley	6/29/18	(465)
GBP	23,020	USD	30,966	Morgan Stanley	6/29/18	(326)
GBP	40,778	USD	54,506	Morgan Stanley	6/29/18	(229)
GBP	27,451	USD	36,608	Morgan Stanley	6/29/18	(70)
GBP	17,365	USD	23,080	Morgan Stanley	6/29/18	34
USD	3,531,556	GBP	2,533,070	Credit Suisse AG	6/13/18	162,907
USD	77,185	GBP	55,696	Credit Suisse AG	6/13/18	3,116
USD	51,970	GBP	36,421	Credit Suisse AG	6/13/18	3,535
USD	40,350	GBP	28,687	Credit Suisse AG	6/13/18	2,200
USD	1,100,883	GBP	807,682	Credit Suisse AG	6/13/18	26,772
USD	1,110,645	GBP	816,555	Credit Suisse AG	6/13/18	24,735
USD	12,750	GBP	9,057	Morgan Stanley	6/13/18	706
USD	310,316	GBP	219,486	Morgan Stanley	6/29/18	18,170
USD	1,014,084	GBP	717,260	Morgan Stanley	6/29/18	59,376
USD	31,332	GBP	22,053	Morgan Stanley	6/29/18	1,977
USD	8,596	GBP	6,102	Morgan Stanley	6/29/18	474
USD	11,941	GBP	8,455	Morgan Stanley	6/29/18	687
USD	7,754	GBP	5,466	Morgan Stanley	6/29/18	478
USD	60,115	GBP	42,380	Morgan Stanley	6/29/18	3,706
USD	13,796	GBP	9,666	Morgan Stanley	6/29/18	930
USD	9,471	GBP	6,627	Morgan Stanley	6/29/18	649
USD	12,759	GBP	8,899	Morgan Stanley	6/29/18	914
USD	12,321	GBP	8,648	Morgan Stanley	6/29/18	810
USD	54,118	GBP	38,324	Morgan Stanley	6/29/18	3,108
USD	10,190	GBP	7,244	Morgan Stanley	6/29/18	547
USD	19,002	GBP	13,558	Morgan Stanley	6/29/18	956
USD	9,744	GBP	7,060	Morgan Stanley	6/29/18	347
USD	17,023	GBP	12,513	Morgan Stanley	6/29/18	367
USD	13,679	GBP	10,065	Morgan Stanley	6/29/18	282
USD	29,772	GBP	21,906	Morgan Stanley	6/29/18	614
USD	32,582	GBP	24,094	Morgan Stanley	6/29/18	512
USD	18,553	GBP	13,720	Morgan Stanley	6/29/18	291

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,053	GBP	11,148	Morgan Stanley	6/29/18	$215
USD	27,115	GBP	20,376	Morgan Stanley	6/29/18	(6)
HUF	13,571,912	USD	52,642	JPMorgan Chase Bank N.A.	6/13/18	(3,007)
HUF	305,113,338	USD	1,122,834	JPMorgan Chase Bank N.A.	6/13/18	(6,984)
HUF	301,847,469	USD	1,103,990	JPMorgan Chase Bank N.A.	6/13/18	(84)
HUF	506,621,545	USD	1,853,923	JPMorgan Chase Bank N.A.	6/13/18	(1,124)
USD	1,407,417	HUF	352,811,396	JPMorgan Chase Bank N.A.	6/13/18	117,127
USD	60,311	HUF	15,097,596	JPMorgan Chase Bank N.A.	6/13/18	5,096
USD	27,794	HUF	7,019,645	JPMorgan Chase Bank N.A.	6/13/18	2,122
USD	323,097	HUF	84,561,358	JPMorgan Chase Bank N.A.	6/13/18	13,842
USD	299,951	HUF	78,545,065	JPMorgan Chase Bank N.A.	6/13/18	12,698
USD	5,152,946	HUF	1,357,543,740	JPMorgan Chase Bank N.A.	6/13/18	188,183
IDR	8,785,525,944	USD	633,054	Goldman Sachs & Co.	6/20/18	(2,909)
IDR	43,724,812,095	USD	3,068,408	Goldman Sachs & Co.	6/20/18	67,772
USD	18,792	IDR	259,905,757	Goldman Sachs & Co.	6/20/18	150
USD	14,600	IDR	203,546,651	Goldman Sachs & Co.	6/20/18	—
USD	3,656,005	IDR	52,046,885,631	Goldman Sachs & Co.	6/20/18	(77,079)
ILS	129,154	USD	36,082	Goldman Sachs & Co.	6/13/18	172
ILS	6,744,675	USD	1,885,041	Goldman Sachs & Co.	6/13/18	8,194
USD	309,747	ILS	1,066,953	Goldman Sachs & Co.	6/13/18	10,252
USD	1,558,253	ILS	5,629,680	Goldman Sachs & Co.	6/13/18	(22,002)
INR	19,869,933	USD	303,961	Goldman Sachs & Co.	6/13/18	(9,628)
INR	19,892,561	USD	296,395	JPMorgan Chase Bank N.A.	6/13/18	(1,727)
INR	106,878,618	USD	1,591,758	JPMorgan Chase Bank N.A.	6/13/18	(8,567)
USD	298,213	INR	19,869,933	Goldman Sachs & Co.	6/13/18	3,880
USD	1,874,620	INR	126,771,179	JPMorgan Chase Bank N.A.	6/13/18	(3,240)
JPY	165,938,877	USD	1,521,677	JPMorgan Chase Bank N.A.	6/13/18	4,531
JPY	2,175,124	USD	20,840	Credit Suisse AG	6/29/18	(811)
JPY	4,020,353	USD	38,520	Credit Suisse AG	6/29/18	(1,499)
JPY	1,444,303	USD	13,562	Credit Suisse AG	6/29/18	(262)
JPY	1,307,377	USD	12,247	Credit Suisse AG	6/29/18	(208)
JPY	2,729,500	USD	25,433	Credit Suisse AG	6/29/18	(299)
JPY	1,112,743	USD	10,248	Credit Suisse AG	6/29/18	(1)
JPY	1,296,373	USD	11,912	Credit Suisse AG	6/29/18	25
JPY	2,253,269	USD	20,724	Credit Suisse AG	6/29/18	25
JPY	1,004,832	USD	9,242	Credit Suisse AG	6/29/18	11
JPY	2,361,453	USD	21,658	Credit Suisse AG	6/29/18	87
JPY	1,109,326	USD	10,203	Credit Suisse AG	6/29/18	12
JPY	2,231,233	USD	20,522	Credit Suisse AG	6/29/18	24
USD	2,470,889	JPY	269,668,156	JPMorgan Chase Bank N.A.	6/13/18	(9,359)
USD	800,744	JPY	84,548,189	Credit Suisse AG	6/29/18	22,191
USD	347,336	JPY	36,674,195	Credit Suisse AG	6/29/18	9,626
USD	21,696	JPY	2,281,096	Credit Suisse AG	6/29/18	691
USD	15,632	JPY	1,655,268	Credit Suisse AG	6/29/18	390
USD	29,897	JPY	3,165,783	Credit Suisse AG	6/29/18	745
USD	23,731	JPY	2,521,580	Credit Suisse AG	6/29/18	511
USD	23,723	JPY	2,584,350	Credit Suisse AG	6/29/18	(74)
USD	23,026	JPY	2,550,928	Credit Suisse AG	6/29/18	(464)
KRW	14,746,498	USD	14,002	Goldman Sachs & Co.	6/13/18	(350)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	322,693,388	USD	302,587	Goldman Sachs & Co.	6/13/18	$(3,860)
KRW	938,300,170	USD	879,711	Goldman Sachs & Co.	6/13/18	(11,099)
USD	650,304	KRW	695,402,188	Goldman Sachs & Co.	6/13/18	6,549
USD	1,161,067	KRW	1,257,377,497	Goldman Sachs & Co.	6/13/18	(2,924)
MXN	1,401,358	USD	75,714	JPMorgan Chase Bank N.A.	6/13/18	(5,564)
MXN	2,940,536	USD	156,234	JPMorgan Chase Bank N.A.	6/13/18	(9,035)
MXN	74,027,633	USD	3,712,929	JPMorgan Chase Bank N.A.	6/13/18	(7,215)
MXN	1,196,529	USD	60,597	JPMorgan Chase Bank N.A.	6/13/18	(701)
USD	1,966,662	MXN	37,547,509	JPMorgan Chase Bank N.A.	6/13/18	87,089
USD	39,879	MXN	755,318	JPMorgan Chase Bank N.A.	6/13/18	2,069
USD	28,908	MXN	536,092	JPMorgan Chase Bank N.A.	6/13/18	2,072
USD	16,112	MXN	297,788	JPMorgan Chase Bank N.A.	6/13/18	1,205
USD	442,885	MXN	8,504,009	JPMorgan Chase Bank N.A.	6/13/18	17,187
USD	433,071	MXN	8,297,140	JPMorgan Chase Bank N.A.	6/13/18	17,729
USD	3,717,096	MXN	74,308,471	JPMorgan Chase Bank N.A.	6/13/18	(2,676)
MYR	1,861,365	USD	476,967	Goldman Sachs & Co.	6/13/18	(10,560)
MYR	501,178	USD	127,312	Goldman Sachs & Co.	6/13/18	(1,731)
USD	11,695	MYR	45,206	Goldman Sachs & Co.	6/13/18	368
USD	298,705	MYR	1,172,147	Goldman Sachs & Co.	6/13/18	4,997
USD	411,443	MYR	1,624,461	Goldman Sachs & Co.	6/13/18	4,398
NOK	3,542,362	USD	455,410	JPMorgan Chase Bank N.A.	6/13/18	(22,362)
NOK	273,095	USD	34,268	JPMorgan Chase Bank N.A.	6/13/18	(882)
NOK	25,796,316	USD	3,207,278	JPMorgan Chase Bank N.A.	6/13/18	(53,720)
NOK	267,180	USD	32,558	JPMorgan Chase Bank N.A.	6/13/18	105
NOK	103,721	USD	13,547	JPMorgan Chase Bank N.A.	6/29/18	(859)
NOK	146,117	USD	18,649	JPMorgan Chase Bank N.A.	6/29/18	(774)
NOK	172,694	USD	22,265	JPMorgan Chase Bank N.A.	6/29/18	(1,139)
NOK	191,225	USD	24,634	JPMorgan Chase Bank N.A.	6/29/18	(1,241)
NOK	335,925	USD	42,123	JPMorgan Chase Bank N.A.	6/29/18	(1,029)
USD	101,645	NOK	818,573	JPMorgan Chase Bank N.A.	6/13/18	1,576
USD	1,359,584	NOK	10,988,876	JPMorgan Chase Bank N.A.	6/13/18	16,211
USD	1,111,246	NOK	9,057,430	JPMorgan Chase Bank N.A.	6/13/18	3,989
USD	573,288	NOK	4,427,621	JPMorgan Chase Bank N.A.	6/29/18	31,657
USD	14,239	NOK	111,222	JPMorgan Chase Bank N.A.	6/29/18	633
USD	13,096	NOK	101,588	JPMorgan Chase Bank N.A.	6/29/18	669
USD	39,178	NOK	311,551	JPMorgan Chase Bank N.A.	6/29/18	1,066
USD	19,282	NOK	153,569	JPMorgan Chase Bank N.A.	6/29/18	496
USD	13,601	NOK	110,273	JPMorgan Chase Bank N.A.	6/29/18	111
USD	16,855	NOK	137,032	JPMorgan Chase Bank N.A.	6/29/18	92
USD	15,228	NOK	121,780	JPMorgan Chase Bank N.A.	6/29/18	330
USD	13,606	NOK	110,849	JPMorgan Chase Bank N.A.	6/29/18	45
USD	13,991	NOK	115,945	JPMorgan Chase Bank N.A.	6/29/18	(193)
NZD	641,524	USD	472,752	UBS AG	6/13/18	(23,825)
NZD	60,124	USD	42,513	UBS AG	6/13/18	(439)
USD	736,575	NZD	1,010,433	UBS AG	6/13/18	29,493
USD	12,492	NZD	17,275	UBS AG	6/13/18	403
USD	53,799	NZD	76,525	UBS AG	6/13/18	249
USD	940,148	NZD	1,341,656	UBS AG	6/13/18	1,282
USD	198,527	NZD	283,113	UBS AG	6/13/18	410

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	985,017	USD	306,001	Goldman Sachs & Co.	6/13/18	$(5,087)
PEN	5,136,477	USD	1,565,665	Goldman Sachs & Co.	6/13/18	3,486
PEN	6,099,910	USD	1,869,991	Goldman Sachs & Co.	6/13/18	(6,520)
PEN	232,126	USD	70,924	Goldman Sachs & Co.	6/13/18	(11)
USD	4,665	PEN	15,132	Goldman Sachs & Co.	6/13/18	42
USD	1,920,922	PEN	6,302,045	Goldman Sachs & Co.	6/13/18	(4,300)
PHP	15,424,484	USD	298,115	JPMorgan Chase Bank N.A.	6/13/18	(4,969)
USD	296,041	PHP	15,424,484	JPMorgan Chase Bank N.A.	6/13/18	2,895
PLN	36,849	USD	10,767	Goldman Sachs & Co.	6/13/18	(793)
PLN	418,886	USD	120,122	Goldman Sachs & Co.	6/13/18	(6,739)
PLN	6,857,179	USD	1,845,004	Goldman Sachs & Co.	6/13/18	11,081
PLN	6,942,671	USD	1,870,256	Goldman Sachs & Co.	6/13/18	8,970
USD	781,606	PLN	2,651,675	Goldman Sachs & Co.	6/13/18	63,856
USD	125,565	PLN	446,538	Goldman Sachs & Co.	6/13/18	4,697
USD	3,118,877	PLN	11,130,809	Goldman Sachs & Co.	6/13/18	106,016
USD	147,332	PLN	541,341	Goldman Sachs & Co.	6/13/18	803
RUB	14,952,981	USD	260,960	Goldman Sachs & Co.	6/13/18	(21,545)
RUB	2,178,149	USD	34,886	Goldman Sachs & Co.	6/13/18	(11)
USD	295,225	RUB	17,861,089	Goldman Sachs & Co.	6/13/18	9,248
SEK	1,662,475	USD	192,007	JPMorgan Chase Bank N.A.	6/13/18	(3,377)
SEK	2,637,942	USD	299,004	JPMorgan Chase Bank N.A.	6/13/18	306
SEK	13,726,909	USD	1,557,982	JPMorgan Chase Bank N.A.	6/13/18	(478)
USD	145	SEK	1,184	JPMorgan Chase Bank N.A.	6/13/18	10
USD	1,841,817	SEK	16,411,877	JPMorgan Chase Bank N.A.	6/13/18	(20,332)
SGD	110,275	USD	83,323	JPMorgan Chase Bank N.A.	6/13/18	(947)
USD	181,685	SGD	238,630	JPMorgan Chase Bank N.A.	6/13/18	3,427
USD	118,087	SGD	157,194	JPMorgan Chase Bank N.A.	6/13/18	662
THB	235,697	USD	7,580	Goldman Sachs & Co.	6/13/18	(222)
THB	41,477,076	USD	1,305,707	Goldman Sachs & Co.	6/13/18	(10,845)
USD	471,243	THB	14,713,381	Goldman Sachs & Co.	6/13/18	11,910
USD	45,710	THB	1,442,108	Goldman Sachs & Co.	6/13/18	689
USD	1,079,442	THB	34,385,633	Goldman Sachs & Co.	6/13/18	5,967
TRY	21,324	USD	5,463	Morgan Stanley	6/13/18	(775)
TRY	5,024,136	USD	1,089,456	Morgan Stanley	6/13/18	15,011
USD	5,188	TRY	21,324	Morgan Stanley	6/13/18	500
ZAR	304,160	USD	24,436	UBS AG	6/13/18	(571)
USD	1,056,980	ZAR	12,708,595	UBS AG	6/13/18	59,849
USD	28,733	ZAR	343,677	UBS AG	6/13/18	1,768
USD	212,976	ZAR	2,716,087	UBS AG	6/13/18	(131)
USD	200,213	ZAR	2,541,474	UBS AG	6/13/18	806
USD	197,166	ZAR	2,515,123	UBS AG	6/13/18	(174)
USD	264,340	ZAR	3,338,695	UBS AG	6/13/18	2,382
						$1,537,710

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	22	June 2018	JPY	220,000,000	$3,052,517	$3,326
Korean Treasury 10-Year Bonds	10	June 2018	KRW	1,000,000,000	1,113,595	2,969
U.S. Treasury 10-Year Notes	10	September 2018	USD	1,000,000	1,204,375	9,040
U.S. Treasury 2-Year Notes	17	September 2018	USD	3,400,000	3,607,984	8,727
U.S. Treasury 5-Year Notes	77	September 2018	USD	7,700,000	8,769,578	56,374
U.S. Treasury Long Bonds	10	September 2018	USD	1,000,000	1,451,250	29,665
U.S. Treasury Ultra Bonds	3	September 2018	USD	300,000	478,500	11,712
					$19,677,799	$121,813

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	41	June 2018	EUR	4,100,000	$6,352,305	$(95,103)
Euro-Bund 10-Year Bonds	3	June 2018	EUR	300,000	568,650	(17,892)
Euro-OAT 10-Year Bonds	7	June 2018	EUR	700,000	1,274,148	(30,357)
U.K. Gilt 10-Year Bonds	18	September 2018	GBP	1,800,000	2,954,189	(48,123)
U.S. Treasury 10-Year Ultra Notes	14	September 2018	USD	1,400,000	1,796,812	(16,219)
					$12,946,104	$(207,694)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$9,055,000	$619,283	$72,518	$691,801

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NVDR	-	Non-Voting Depositary Receipt
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CVA	-	Certificaten Van Aandelen	PEN	-	Peruvian Sol
CZK	-	Czech Koruna	PHP	-	Philippine Peso
DKK	-	Danish Krone	PIK	-	Payment in Kind
EUR	-	Euro	PLN	-	Polish Zloty
FHLB	-	Federal Home Loan Bank	resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association	RUB	-	Russian Ruble
GBP	-	British Pound	SBBPA	-	Standby Bond Purchase Agreement
GDR	-	Global Depositary Receipt	SEK	-	Swedish Krona
GNMA	-	Government National Mortgage Association	SEQ	-	Sequential Payer
GO	-	General Obligation	SGD	-	Singapore Dollar
HUF	-	Hungarian Forint	THB	-	Thai Baht
IDR	-	Indonesian Rupiah	TRY	-	Turkish Lira
ILS	-	Israeli Shekel	USD	-	United States Dollar
INR	-	Indian Rupee	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
JPY	-	Japanese Yen
KRW	-	South Korean Won	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities	ZAR	-	South African Rand
† Category is less than 0.05% of total net assets

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,652,475, which represented 5.4% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Security is in default.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $783,936.

(6)	Security is a zero-coupon bond.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	Forward commitment. Settlement date is indicated.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $992,757,462)	$1,166,834,626
Cash	1,131
Foreign currency holdings, at value (cost of $269,247)	269,293
Foreign deposits with broker for futures contracts, at value (cost of $56,379)	56,947
Receivable for investments sold	4,907,244
Receivable for capital shares sold	262,099
Receivable for variation margin on futures contracts	2,217
Unrealized appreciation on forward foreign currency exchange contracts	2,200,378
Dividends and interest receivable	4,528,311
Other assets	14,541
1,179,076,787

Liabilities
Payable for investments purchased	9,786,733
Payable for capital shares redeemed	970,717
Payable for variation margin on swap agreements	6,756
Unrealized depreciation on forward foreign currency exchange contracts	662,668
Accrued management fees	1,027,273
Distribution and service fees payable	169,588
Accrued foreign taxes	82,454
12,706,189

Net Assets	$1,166,370,598

Net Assets Consist of:
Capital (par value and paid-in surplus)	$944,252,156
Undistributed net investment income	257,477
Undistributed net realized gain	46,370,379
Net unrealized appreciation	175,490,586
$1,166,370,598

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$445,594,229	64,231,993	$6.94
I Class, $0.01 Par Value	$123,080,427	17,725,305	$6.94
A Class, $0.01 Par Value	$351,428,338	50,846,821	$6.91*
C Class, $0.01 Par Value	$88,320,712	12,945,480	$6.82
R Class, $0.01 Par Value	$43,824,017	6,378,142	$6.87
R5 Class, $0.01 Par Value	$7,201,231	1,036,684	$6.95
R6 Class, $0.01 Par Value	$106,921,644	15,410,843	$6.94
*Maximum offering price $7.33 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $312,715)	$7,507,937
Interest (net of foreign taxes withheld of $2,169)	6,714,737
14,222,674

Expenses:
Management fees	6,275,163
Distribution and service fees:
A Class	459,121
C Class	465,026
R Class	118,736
Directors' fees and expenses	16,834
Other expenses	32,858
7,367,738

Net investment income (loss)	6,854,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $37,500)	70,167,447
Forward foreign currency exchange contract transactions	(691,010)
Futures contract transactions	(432,915)
Swap agreement transactions	(41,075)
Foreign currency translation transactions	(86,299)
68,916,148

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $77,778)	(55,504,298)
Forward foreign currency exchange contracts	1,394,854
Futures contracts	(11,158)
Swap agreements	247,353
Translation of assets and liabilities in foreign currencies	(44,502)
(53,917,751)

Net realized and unrealized gain (loss)	14,998,397

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,853,333

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	May 31, 2018	November 30, 2017
Operations
Net investment income (loss)	$6,854,936	$15,188,631
Net realized gain (loss)	68,916,148	123,145,311
Change in net unrealized appreciation (depreciation)	(53,917,751)	61,925,164
Net increase (decrease) in net assets resulting from operations	21,853,333	200,259,106

Distributions to Shareholders
From net investment income:
Investor Class	(3,480,082)	(7,234,108)
I Class	(975,940)	(2,828,701)
A Class	(2,479,473)	(4,513,083)
C Class	(399,830)	(466,188)
R Class	(280,348)	(439,882)
R5 Class	(41)	(44)
R6 Class	(724,447)	(1,483,111)
From net realized gains:
Investor Class	(44,030,863)	(6,815,126)
I Class	(11,136,954)	(2,219,335)
A Class	(34,278,154)	(5,400,813)
C Class	(8,415,545)	(1,271,860)
R Class	(4,354,742)	(649,685)
R5 Class	(473)	—
R6 Class	(8,042,731)	(856,845)
Decrease in net assets from distributions	(118,599,623)	(34,178,781)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,554,599)	(352,116,430)

Net increase (decrease) in net assets	(124,300,889)	(186,036,105)

Net Assets
Beginning of period	1,290,671,487	1,476,707,592
End of period	$1,166,370,598	$1,290,671,487

Undistributed net investment income	$257,477	$1,742,702

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2018 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.90% to 1.10%	1.08%
I Class	0.70% to 0.90%	0.88%
A Class	0.90% to 1.10%	1.08%
C Class	0.90% to 1.10%	1.08%
R Class	0.90% to 1.10%	1.08%
R5 Class	0.70% to 0.90%	0.88%
R6 Class	0.55% to 0.75%	0.73%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,287,975 and $4,541,821, respectively. The effect of interfund transactions on the Statement of Operations was $653,437 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $516,149,061, of which $134,475,840 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 totaled $653,667,626, of which $159,669,968 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2018		Year ended November 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	3,099,397	$21,705,856	12,920,825	$90,675,133
Issued in reinvestment of distributions	6,819,507	47,034,510	2,038,633	13,903,568
Redeemed	(15,323,206)	(107,659,394)	(31,462,012)	(221,849,064)
	(5,404,302)	(38,919,028)	(16,502,554)	(117,270,363)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	1,684,336	11,825,376	6,154,728	43,137,167
Issued in reinvestment of distributions	1,738,978	12,009,286	736,588	5,035,400
Redeemed	(3,739,701)	(26,519,234)	(20,831,687)	(147,212,919)
	(316,387)	(2,684,572)	(13,940,371)	(99,040,352)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	2,949,757	20,520,477	6,565,906	45,900,836
Issued in reinvestment of distributions	5,187,237	35,674,133	1,426,375	9,671,984
Redeemed	(10,480,064)	(73,520,748)	(23,367,563)	(163,749,544)
	(2,343,070)	(17,326,138)	(15,375,282)	(108,176,724)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	515,782	3,553,765	1,030,907	7,150,520
Issued in reinvestment of distributions	1,270,366	8,636,760	251,497	1,676,528
Redeemed	(1,957,814)	(13,532,684)	(4,321,833)	(30,090,888)
	(171,666)	(1,342,159)	(3,039,429)	(21,263,840)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	457,147	3,175,307	972,450	6,761,626
Issued in reinvestment of distributions	667,048	4,561,392	159,071	1,071,635
Redeemed	(1,504,417)	(10,400,433)	(2,506,262)	(17,499,349)
	(380,222)	(2,663,734)	(1,374,741)	(9,666,088)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,042,335	7,295,240	722	5,000
Issued in reinvestment of distributions	75	514	6	44
Redeemed	(6,454)	(48,489)	—	—
	1,035,956	7,247,265	728	5,044
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	6,913,667	48,265,639	10,337,985	71,479,267
Issued in reinvestment of distributions	1,271,372	8,767,178	340,880	2,339,956
Redeemed	(4,174,602)	(28,899,050)	(9,971,031)	(70,523,330)
	4,010,437	28,133,767	707,834	3,295,893
Net increase (decrease)	(3,569,254)	$(27,554,599)	(49,523,815)	$(352,116,430)

(1)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$532,437,475	$196,320,417	—
Corporate Bonds	—	119,153,155	—
U.S. Treasury Securities	—	114,789,788	—
Sovereign Governments and Agencies	—	44,996,315	—
U.S. Government Agency Mortgage-Backed Securities	—	37,115,581	—
Municipal Securities	—	29,809,998	—
Collateralized Mortgage Obligations	—	22,485,297	—
Asset-Backed Securities	—	13,674,923	—
Commercial Mortgage-Backed Securities	—	13,551,019	—
Collateralized Loan Obligations	—	10,192,715	—
Commercial Paper	—	7,298,525	—
U.S. Government Agency Securities	—	3,475,098	—
Exchange-Traded Funds	3,210,154	—	—
Convertible Preferred Stocks	—	47,078	—
Temporary Cash Investments	17,728,821	548,267	—
	$553,376,450	$613,458,176	—
Other Financial Instruments
Futures Contracts	$115,518	$6,295	—
Swap Agreements	—	691,801	—
Forward Foreign Currency Exchange Contracts	—	2,200,378	—
	$115,518	$2,898,474	—

Liabilities
Other Financial Instruments
Futures Contracts	$16,219	$191,475	—
Forward Foreign Currency Exchange Contracts	—	662,668	—
	$16,219	$854,143	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $9,350,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $101,446,892.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $19,008,885 futures contracts purchased and $10,827,021 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $31,982,303.

Value of Derivative Instruments as of May 31, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$6,756
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,200,378	Unrealized depreciation on forward foreign currency exchange contracts	662,668
Interest Rate Risk	Receivable for variation margin on futures contracts*	2,217	Payable for variation margin on futures contracts*	—
		$2,202,595		$669,424

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$106,052	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,734)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(691,010)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,394,854
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(432,915)	Change in net unrealized appreciation (depreciation) on futures contracts	(11,158)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(147,127)	Change in net unrealized appreciation (depreciation) on swap agreements	250,087
		$(1,165,000)		$1,631,049

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,005,421,667
Gross tax appreciation of investments	$183,351,628
Gross tax depreciation of investments	(21,938,669)
Net tax appreciation (depreciation) of investments	$161,412,959

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$7.51	0.04	0.09	0.13	(0.05)	(0.65)	(0.70)	$6.94	1.83%	1.09%(4)	1.24%(4)	43%	$445,594
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.20%	81%	$523,241
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.22%	82%	$574,968
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	0.97%	88%	$645,785
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	0.92%	69%	$714,110
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.13%	74%	$681,335
I Class
2018(3)	$7.52	0.05	0.07	0.12	(0.05)	(0.65)	(0.70)	$6.94	1.74%	0.89%(4)	1.44%(4)	43%	$123,080
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	1.40%	81%	$135,618
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	1.42%	82%	$213,502
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	1.17%	88%	$263,207
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	1.12%	69%	$289,676
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	1.33%	74%	$255,268

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$7.49	0.03	0.08	0.11	(0.04)	(0.65)	(0.69)	$6.91	1.62%	1.34%(4)	0.99%(4)	43%	$351,428
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	0.95%	81%	$398,519
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	0.97%	82%	$456,392
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	0.72%	88%	$504,771
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	0.67%	69%	$606,035
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	0.88%	74%	$675,093
C Class
2018(3)	$7.42	0.01	0.07	0.08	(0.03)	(0.65)	(0.68)	$6.82	1.13%	2.09%(4)	0.24%(4)	43%	$88,321
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	0.20%	81%	$97,269
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	0.22%	82%	$106,604
2015	$7.64	—(5)	(0.13)	(0.13)	—(5)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	(0.03)%	88%	$121,748
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	(0.08)%	69%	$128,076
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	0.13%	74%	$121,782
R Class
2018(3)	$7.46	0.03	0.07	0.10	(0.04)	(0.65)	(0.69)	$6.87	1.42%	1.59%(4)	0.74%(4)	43%	$43,824
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	0.70%	81%	$50,395
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	0.72%	82%	$53,902
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	0.47%	88%	$52,262
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	0.42%	69%	$49,716
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	0.63%	74%	$46,052

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$7.52	0.07	0.06	0.13	(0.05)	(0.65)	(0.70)	$6.95	1.89%	0.89%(4)	1.44%(4)	43%	$7,201
2017(6)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(4)	1.46%(4)	81%(7)	$5
R6 Class
2018(3)	$7.51	0.06	0.07	0.13	(0.05)	(0.65)	(0.70)	$6.94	1.93%	0.74%(4)	1.59%(4)	43%	$106,922
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	1.55%	81%	$85,623
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	1.57%	82%	$71,340
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	1.32%	88%	$35,867
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	1.27%	69%	$8,420
2013(8)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	1.17%(4)	74%(9)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(8)	July 26, 2013 (commencement of sale) through November 30, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 1807

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 26, 2018

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2018